Schedule of Investments
ARIZONA TAX-EXEMPT FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.8%
Arizona – 95.8%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$946
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/34	750	760
5.00%, 7/1/35	750	760
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,030
5.00%, 7/1/41	1,000	1,025
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	528
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	371
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
4.00%, 2/1/50	1,000	921
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/33	1,175	1,181
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	962
Bullhead City Excise TRB, Second Series,
2.70%, 7/1/51	2,500	1,751
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	435
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	528
5.00%, 7/1/29	750	792
5.00%, 7/1/30	500	528
5.00%, 7/1/31	600	632
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 95.8%continued
Gilbert Water Resource Municipal Property Corp. Utility System Senior Lien Revenue Bonds, Green Bonds,
5.00%, 7/15/36	$200	$231
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	560
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	810	827
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	278
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	316
4.00%, 7/1/36	305	315
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,171
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	304
5.00%, 7/1/32	250	277
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.50%, 7/1/29(3)	485	485
5.50%, 7/1/30(3)	375	375
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,052

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 95.8%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	$625	$684
5.00%, 7/1/36	1,175	1,279
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series B,
5.00%, 7/1/24	250	255
5.00%, 7/1/25	450	466
5.00%, 7/1/26	390	412
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,372
5.00%, 7/1/47	1,000	1,051
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,091
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,297
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
4.00%, 7/1/37	500	507
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,085
4.00%, 7/1/38	2,500	2,504
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	567
5.00%, 7/1/31	500	539
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C, Project of 2019,
5.00%, 7/1/24	775	788
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 95.8%continued
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	$1,000	$1,082
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	416
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	680
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	406
Mesa Utility Systems Revenue Bonds, Series A (BAM Insured),
5.00%, 7/1/46	1,000	1,091
Peoria G.O. Unlimited Bonds,
4.00%, 7/15/23	640	640
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	3,000	3,217
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/45	1,000	1,104
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	980
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series B,
5.00%, 7/1/24	500	509
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	1,000	981
5.00%, 7/1/44	1,545	1,644
3.00%, 7/1/49	1,150	865
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	1,023

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 95.8%continued
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	$2,850	$3,104
5.00%, 7/1/45	1,000	1,097
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(4)	575	585
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	950
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	708
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,001
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,006
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	1,000	1,053
Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/24	500	509
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/25	625	641
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,250
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,541
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,097
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.8%continued
Arizona – 95.8%continued
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	$1,105	$1,135
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	102
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,873
Sedona Excise TRB (BAM Insured),
4.00%, 7/1/38	350	355
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	462
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	1,912
		72,257
Total Municipal Bonds
(Cost $78,476)		72,257

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	1,355,071	$1,355
Total Investment Companies
(Cost $1,355)		1,355

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
Arizona IDA Hospital Variable Revenue Refunding Bonds, Phoenix Childrens Hospital, JPMorgan Chase Bank N.A. LOC,
3.80%, 7/3/23(1) (7)	$400	$400
Total Short-Term Investments
(Cost $400)		400

Total Investments – 98.2%
(Cost $80,231)		74,012
Other Assets less Liabilities – 1.8%		1,387
NET ASSETS – 100.0%		$75,399

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(3)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(4)	Maturity date represents the prerefunded date.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
(7)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

G.O. - General Obligation

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LOC - Letter of Credit

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	95.8%
Investment Companies	1.8%
Short-Term Investments	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$72,257	$—	$72,257
Investment Companies	1,355	—	—	1,355
Short-Term Investments	—	400	—	400
Total Investments	$1,355	$72,657	$—	$74,012

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,527	$4,545	$5,717	$19	$1,355	$1,355,071
FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
BOND INDEX FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Floor Plan – 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	$100	$95
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A
2.44%, 9/15/26	400	384
		479
Auto Loan – 0.1%
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 1/18/28	100	99
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	100	100
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	200	197
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3
4.93%, 11/15/27	100	99
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	100	98
Nissan Auto Lease Trust, Series 2023-B, Class A3
5.69%, 7/15/26	100	100
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	100	99
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3
4.71%, 2/15/28	100	99
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A3
5.02%, 6/20/28	100	100
World Omni Auto Receivables Trust, Series 2023-B, Class A3
4.66%, 5/15/28	75	74
		1,065
Automobile – 0.1%
Ally Auto Receivables Trust, Series 2022-1, Class A3
3.31%, 11/15/26	100	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Automobile – 0.1%continued
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.06%, 8/18/26	$100	$94
BMW Vehicle Owner Trust, Series 2022-A, Class A3
3.21%, 8/25/26	50	49
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3
3.66%, 5/17/27	100	97
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3
4.87%, 2/15/28	100	99
CarMax Auto Owner Trust, Series 2022-2, Class A3
3.49%, 2/16/27	200	195
CarMax Auto Owner Trust, Series 2023-1, Class A3
4.75%, 10/15/27	100	99
Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3.35%, 2/10/27	175	169
Ford Credit Auto Lease Trust, Series 2023-A, Class A3
4.94%, 3/15/26	100	99
Ford Credit Auto Owner Trust, Series 2020-C, Class A4
0.51%, 8/15/26	100	94
Ford Credit Auto Owner Trust, Series 2020-C, Class B
0.79%, 8/15/26	100	93
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	24
Ford Credit Auto Owner Trust, Series 2023-A, Class A3
4.65%, 2/15/28	100	99
GM Financial Automobile Leasing Trust, Series 2022-2, Class A4
3.54%, 5/20/26	100	98
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3
5.16%, 4/20/26	50	50

NORTHERN FUNDS QUARTERLY REPORT     5    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Automobile – 0.1%continued
Harley-Davidson Motorcycle Trust, Series 2023-A, Class A3
5.05%, 12/15/27	$50	$50
Honda Auto Receivables Owner Trust, Series 2021-1, Class A4
0.42%, 1/21/28	100	94
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.76%, 12/18/28	100	96
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3
5.04%, 4/21/27	100	99
Hyundai Auto Receivables Trust, Series 2021-B, Class A4
0.60%, 2/16/27	100	92
Hyundai Auto Receivables Trust, Series 2022-C, Class A3
5.39%, 6/15/27	100	100
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	150	147
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A3
4.46%, 5/17/27	100	98
Santander Drive Auto Receivables Trust, Series 2022-3, Class B
4.13%, 8/16/27	50	49
Santander Drive Auto Receivables Trust, Series 2022-3, Class C
4.49%, 8/15/29	50	48
Santander Drive Auto Receivables Trust, Series 2023-1, Class B
4.98%, 2/15/28	150	147
Santander Drive Auto Receivables Trust, Series 2023-1, Class C
5.09%, 5/15/30	100	97
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4
0.72%, 1/15/27	100	91
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A3
3.76%, 4/15/27	100	97
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4
3.77%, 2/15/28	100	96
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Automobile – 0.1%continued
World Omni Auto Receivables Trust, Series 2022-C, Class A3
3.66%, 10/15/27	$100	$97
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	96
World Omni Auto Receivables Trust, Series 2023-A, Class A3
4.83%, 5/15/28	50	49
		3,124
Credit Card – 0.1%
American Express Credit Account Master Trust, Series 2021-1, Class A
0.90%, 11/15/26	225	211
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	200	193
American Express Credit Account Master Trust, Series 2022-3, Class A
3.75%, 8/15/27	200	194
American Express Credit Account Master Trust, Series 2022-4, Class A
4.95%, 10/15/27	200	199
BA Credit Card Trust, Series 2022-A2, Class A2
5.00%, 4/15/28	150	149
Barclays Dryrock Issuance Trust, Series 2021-1, Class A
0.63%, 7/15/27	200	188
Barclays Dryrock Issuance Trust, Series 2022-1, Class A
3.07%, 2/15/28	100	96
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 2/15/29	100	99
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3
2.06%, 8/15/28	150	137
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	126
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 3/15/27	200	191

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.1%continued
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 5/15/27	$300	$290
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	150	149
Chase Issuance Trust, Series 2022-A1, Class A
3.97%, 9/15/27	150	146
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	95
Discover Card Execution Note Trust, Series 2021-A2, Class A2
1.03%, 9/15/28	100	88
Discover Card Execution Note Trust, Series 2022-A2, Class A
3.32%, 5/15/27	150	145
Discover Card Execution Note Trust, Series 2022-A3, Class A3
3.56%, 7/15/27	200	193
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	85	83
Synchrony Card Funding LLC, Series 2022-A1, Class A
3.37%, 4/15/28	100	96
Synchrony Card Funding LLC, Series 2022-A2, Class A
3.86%, 7/15/28	100	97
		3,220
Other – 0.1%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3
2.84%, 3/1/26	35	34
CNH Equipment Trust, Series 2022-B, Class A3
3.89%, 8/16/27	100	97
CNH Equipment Trust, Series 2022-C, Class A3
5.15%, 4/17/28	75	75
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.1%continued
CNH Equipment Trust, Series 2023-A, Class A3
4.81%, 8/15/28	$100	$99
John Deere Owner Trust, Series 2021-B, Class A4
0.74%, 5/15/28	75	69
John Deere Owner Trust, Series 2023-A, Class A3
5.01%, 11/15/27	125	124
John Deere Owner Trust, Series 2023-B, Class A3
5.18%, 3/15/28	100	100
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	93
Verizon Master Trust , Series 2023-2, Class A
4.89%, 4/13/28	200	198
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	200	191
Verizon Master Trust, Series 2021-2, Class A
0.99%, 4/20/28	150	141
Verizon Master Trust, Series 2022-2, Class A
1.53%, 7/20/28	100	94
Verizon Master Trust, Series 2022-6, Class A
3.67%, 1/22/29	100	97
Verizon Master Trust, Series 2023-1, Class A
4.49%, 1/22/29	100	98
		1,510
Total Asset-Backed Securities
(Cost $9,721)		9,398

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.9%
Non Agency – 0.9%
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	276
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	229

NORTHERN FUNDS QUARTERLY REPORT     7    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	$250	$229
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	92
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	187
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	283
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	94
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	188
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	285
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	200	177
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	258
BANK, Series 2020-BN26, Class A4
2.40%, 3/15/63	400	332
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	396
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	159
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	164
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	188
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	181
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	141
BBCMS Mortgage Trust, Series 2020-C6, Class A4
2.64%, 2/15/53	200	169
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	137
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	$200	$187
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	92
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	169
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	390
Benchmark Mortgage Trust, Series 2020-B19, Class A5
1.85%, 9/15/53	500	387
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	82
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	154
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	250	229
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	229
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	181
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	186
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	127
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	232
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	228
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	99

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	$200	$190
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	232
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	137
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	280
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	233
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	232
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	228
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	92
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	187
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	188
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	474
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	187
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	477
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	92
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	$300	$281
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	92
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	229
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	79
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	181
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	226
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	182
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	139
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	131
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	256
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	136
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	180
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	88
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	277

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	$100	$91
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	200	177
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	189
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	92
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	94
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	100	91
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	139
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	93
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	189
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	219
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	400
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
Morgan Stanley Capital I Trust, Series 2020-L4, Class A3
2.70%, 2/15/53	$200	$168
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	183
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	227
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	159
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	91
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	136
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	187
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	138
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	187
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	94
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	138
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	93
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	237
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	189
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	284

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	$350	$331
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	188
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	234
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	91
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	227
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	183
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	137
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	228
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	92
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	90
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	139
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	94
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	181
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	84
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%continued
Non Agency – 0.9%continued
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	$500	$411
		20,529
Total Commercial Mortgage-Backed Securities
(Cost $23,133)		20,529

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.1%
Advertising & Marketing – 0.0%
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	$300	$291
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.60%, 4/15/26	525	504
		795
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.85%, 10/30/24	110	106
4.88%, 5/1/25	240	237
2.20%, 2/4/26	2,829	2,596
2.70%, 2/1/27	219	200
3.25%, 2/1/28	1,066	979
3.25%, 3/1/28	55	50
3.20%, 3/1/29	159	142
2.95%, 2/1/30	250	217
5.15%, 5/1/30	43	42
6.13%, 2/15/33	135	141
6.63%, 2/15/38	100	107
5.81%, 5/1/50	1,060	1,056
General Dynamics Corp.,
2.63%, 11/15/27	104	95
3.75%, 5/15/28	246	236
4.25%, 4/1/40	100	92
2.85%, 6/1/41	160	121
L3Harris Technologies, Inc.,
4.40%, 6/15/28	449	431
Lockheed Martin Corp.,
3.55%, 1/15/26	298	289
5.25%, 1/15/33	1,500	1,554
3.60%, 3/1/35	135	121
4.07%, 12/15/42	168	149

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Aerospace & Defense – 0.6%continued
3.80%, 3/1/45	$230	$194
4.09%, 9/15/52	20	18
Northrop Grumman Corp.,
3.25%, 1/15/28	500	466
5.05%, 11/15/40	250	243
4.75%, 6/1/43	250	234
3.85%, 4/15/45	8	6
4.03%, 10/15/47	52	45
Precision Castparts Corp.,
3.90%, 1/15/43	100	85
4.38%, 6/15/45	350	312
Raytheon Technologies Corp.,
1.90%, 9/1/31	71	57
2.38%, 3/15/32	68	56
4.70%, 12/15/41	100	93
4.50%, 6/1/42	450	414
4.80%, 12/15/43	1,000	927
3.75%, 11/1/46	750	604
		12,715
Apparel & Textile Products – 0.1%
NIKE, Inc.,
2.85%, 3/27/30	1,250	1,129
3.25%, 3/27/40	75	61
		1,190
Asset Management – 0.2%
Ameriprise Financial, Inc.,
3.70%, 10/15/24	500	487
3.00%, 4/2/25	250	238
2.88%, 9/15/26	435	406
Ares Capital Corp.,
3.88%, 1/15/26	620	575
Barings BDC, Inc.,
3.30%, 11/23/26	200	174
BlackRock, Inc.,
1.90%, 1/28/31	720	590
Charles Schwab (The) Corp.,
3.63%, 4/1/25	250	240
3.45%, 2/13/26	280	267
3.20%, 3/2/27	500	460
Franklin Resources, Inc.,
2.95%, 8/12/51	270	171
FS KKR Capital Corp.,
3.25%, 7/15/27	200	171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Asset Management – 0.2%continued
Owl Rock Capital Corp.,
3.75%, 7/22/25	$300	$278
OWL Rock Core Income Corp.,
7.75%, 9/16/27 (1)	200	199
Voya Financial, Inc.,
4.80%, 6/15/46	500	411
		4,667
Automotive – 0.3%
Aptiv PLC/Aptiv Corp.,
4.15%, 5/1/52	500	381
BorgWarner, Inc.,
4.38%, 3/15/45	170	137
General Motors Co.,
6.80%, 10/1/27	118	122
5.00%, 10/1/28	227	221
5.60%, 10/15/32	183	177
6.25%, 10/2/43	350	342
6.75%, 4/1/46	145	147
5.40%, 4/1/48	267	229
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	583
6.00%, 1/9/28	500	504
2.40%, 4/10/28	119	103
2.40%, 10/15/28	254	215
5.65%, 1/17/29	84	83
4.30%, 4/6/29	82	75
3.60%, 6/21/30	99	85
2.35%, 1/8/31	33	26
3.10%, 1/12/32	33	27
Lear Corp.,
3.55%, 1/15/52	200	133
Toyota Motor Credit Corp.,
0.80%, 10/16/25	750	679
3.05%, 3/22/27	1,500	1,405
4.70%, 1/12/33	700	693
		6,367
Banking – 3.0%
Bank of America Corp.,
4.00%, 1/22/25	1,503	1,462
3.95%, 4/21/25	1,375	1,332
(Variable, CME Term SOFR 3M + 1.13%), 2.46%, 10/22/25 (2)	21	20

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 3.0%continued
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/6/25 (2)	$405	$379
(Variable, CME Term SOFR 3M + 1.07%), 3.37%, 1/23/26 (2)	1,000	958
(Variable, CME Term SOFR 3M + 0.90%), 2.02%, 2/13/26 (2)	760	712
4.45%, 3/3/26	500	486
3.50%, 4/19/26	76	73
4.25%, 10/22/26	47	45
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26 (2)	2,000	1,800
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (2)	1,500	1,477
(Variable, U.S. SOFR + 0.91%), 1.66%, 3/11/27 (2)	72	65
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (2)	1,208	1,078
4.18%, 11/25/27	146	139
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (2)	18	16
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (2)	106	99
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28 (2)	983	901
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (2)	7	7
(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (2)	129	110
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 2/7/30 (2)	199	184
(Variable, CME Term SOFR 3M + 1.44%), 3.19%, 7/23/30 (2)	132	116
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (2)	500	418
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	52	43
(Variable, U.S. SOFR + 1.53%), 1.90%, 7/23/31 (2)	336	268
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (2)	380	315
(Variable, U.S. SOFR + 1.33%), 2.97%, 2/4/33 (2)	336	280
(Variable, U.S. SOFR + 1.83%), 4.57%, 4/27/33 (2)	425	400
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (2)	1,403	1,372
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 3.0%continued
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (2)	$1,000	$991
6.11%, 1/29/37	150	158
(Variable, U.S. SOFR + 1.93%), 2.68%, 6/19/41 (2)	390	274
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (2)	790	640
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (2)	755	649
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (2)	810	672
Bank of America N.A.,
6.00%, 10/15/36	250	267
Citigroup, Inc.,
3.88%, 3/26/25	1,730	1,671
4.40%, 6/10/25	105	102
5.50%, 9/13/25	126	125
(Variable, U.S. SOFR + 0.53%), 1.28%, 11/3/25 (2)	49	46
(Variable, U.S. SOFR + 0.69%), 2.01%, 1/25/26 (2)	1,464	1,375
4.60%, 3/9/26	205	198
(Variable, U.S. SOFR + 1.53%), 3.29%, 3/17/26 (2)	17	16
(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (2)	884	844
(Variable, U.S. SOFR + 1.55%), 5.61%, 9/29/26 (2)	722	721
3.20%, 10/21/26	719	673
4.30%, 11/20/26	505	483
(Variable, U.S. SOFR + 0.77%), 1.46%, 6/9/27 (2)	28	25
4.45%, 9/29/27	328	313
(Variable, U.S. SOFR + 1.28%), 3.07%, 2/24/28 (2)	88	81
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (2)	28	26
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (2)	1,950	1,834
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	1,000	817
6.63%, 6/15/32	100	106
5.88%, 2/22/33	350	354
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (2)	1,000	1,009
6.13%, 8/25/36	125	127

NORTHERN FUNDS QUARTERLY REPORT     13    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 3.0%continued
8.13%, 7/15/39	$332	$425
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (2)	180	176
5.88%, 1/30/42	30	31
(Variable, U.S. SOFR + 1.38%), 2.90%, 11/3/42 (2)	168	119
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (2)	500	454
Discover Bank,
2.70%, 2/6/30	250	202
Fifth Third Bancorp,
8.25%, 3/1/38	275	315
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	380
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (2)	500	464
JPMorgan Chase & Co.,
3.88%, 9/10/24	1,126	1,099
3.90%, 7/15/25	128	125
7.75%, 7/15/25	54	56
(Variable, U.S. SOFR + 0.61%), 1.56%, 12/10/25 (2)	285	267
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (2)	330	329
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 3/13/26 (2)	40	38
3.30%, 4/1/26	111	106
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	2,024	1,895
2.95%, 10/1/26	59	55
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (2)	121	108
(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (2)	297	267
8.00%, 4/29/27	658	722
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (2)	1,310	1,157
4.25%, 10/1/27	299	290
3.63%, 12/1/27	1,292	1,211
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 2/1/28 (2)	500	476
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (2)	204	187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 3.0%continued
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (2)	$176	$170
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (2)	33	33
(Variable, CME Term SOFR 3M + 0.95%), 3.51%, 1/23/29 (2)	310	287
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (2)	34	32
(Variable, U.S. SOFR + 1.02%), 2.07%, 6/1/29 (2)	719	617
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (2)	59	57
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (2)	545	467
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (2)	700	710
(Variable, CME Term SOFR 3M + 1.62%), 3.88%, 7/24/38 (2)	359	310
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (2)	100	76
5.60%, 7/15/41	405	421
(Variable, CME Term SOFR 3M + 1.51%), 2.53%, 11/19/41 (2)	785	540
5.63%, 8/16/43	150	154
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (2)	114	98
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (2)	85	71
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (2)	400	329
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (2)	1,500	1,048
KeyBank N.A.,
4.15%, 8/8/25	250	231
5.00%, 1/26/33	500	433
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	1,000	935
Morgan Stanley Bank N.A.,
4.75%, 4/21/26	2,000	1,971
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	420
2.55%, 1/22/30	545	458
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (2)	500	479

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 3.0%continued
Regions Financial Corp.,
2.25%, 5/18/25	$500	$462
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (2)	300	297
Synchrony Bank,
5.40%, 8/22/25	293	280
Truist Bank,
3.63%, 9/16/25	128	120
4.05%, 11/3/25	600	572
3.30%, 5/15/26	122	112
3.80%, 10/30/26	543	495
Truist Financial Corp.,
2.85%, 10/26/24	131	126
3.70%, 6/5/25	213	204
(Variable, U.S. SOFR + 0.61%), 1.27%, 3/2/27 (2)	85	75
1.13%, 8/3/27	221	186
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (2)	1,000	961
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (2)	57	47
U.S. Bancorp,
3.60%, 9/11/24	350	340
2.38%, 7/22/26	133	121
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (2)	322	285
3.90%, 4/26/28	402	378
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (2)	500	500
1.38%, 7/22/30	143	109
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (2)	500	467
U.S. Bank N.A.,
2.80%, 1/27/25	250	239
Valley National Bancorp,
(Variable, CME Term SOFR 3M + 2.36%), 3.00%, 6/15/31 (2)	100	79
Wells Fargo & Co.,
3.00%, 2/19/25	452	434
3.00%, 4/22/26	832	782
(Variable, U.S. SOFR + 1.32%), 3.91%, 4/25/26 (2)	2,236	2,162
(Variable, U.S. SOFR + 2.00%), 2.19%, 4/30/26 (2)	119	111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Banking – 3.0%continued
(Variable, U.S. SOFR + 1.56%), 4.54%, 8/15/26 (2)	$2,000	$1,954
3.00%, 10/23/26	542	503
(Variable, CME Term SOFR 3M + 1.43%), 3.20%, 6/17/27 (2)	15	14
4.30%, 7/22/27	110	106
(Variable, U.S. SOFR + 1.51%), 3.53%, 3/24/28 (2)	275	257
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 5/22/28 (2)	585	545
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (2)	833	742
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (2)	1,500	1,397
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (2)	1,000	877
Wells Fargo Bank N.A.,
5.85%, 2/1/37	500	506
6.60%, 1/15/38	50	54
		67,352
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	186
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	128
1.50%, 3/5/28	81	71
2.13%, 9/6/29	243	213
1.65%, 6/1/30	179	149
2.00%, 3/5/31	1,204	1,012
3.00%, 3/5/51	1,000	762
Constellation Brands, Inc.,
4.65%, 11/15/28	44	43
3.15%, 8/1/29	334	301
2.88%, 5/1/30	256	222
2.25%, 8/1/31	284	232
5.25%, 11/15/48	167	160
Keurig Dr. Pepper, Inc.,
2.55%, 9/15/26	185	170
4.42%, 12/15/46	450	386
Molson Coors Beverage Co.,
3.00%, 7/15/26	170	159
5.00%, 5/1/42	275	255
4.20%, 7/15/46	300	248

NORTHERN FUNDS QUARTERLY REPORT     15    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Beverages – 0.3%continued
PepsiCo, Inc.,
2.75%, 4/30/25	$380	$364
2.63%, 7/29/29	120	108
2.75%, 3/19/30	483	434
1.63%, 5/1/30	77	64
1.95%, 10/21/31	500	414
		6,081
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.80%, 3/15/25	1,413	1,374
3.60%, 5/14/25	155	150
3.20%, 5/14/26	56	53
2.95%, 11/21/26	663	619
4.25%, 11/14/28	271	263
3.20%, 11/21/29	467	422
4.05%, 11/21/39	1,500	1,306
4.25%, 11/21/49	800	690
Amgen, Inc.,
2.45%, 2/21/30	250	214
2.00%, 1/15/32	1,000	790
5.15%, 11/15/41	126	122
5.65%, 3/2/53	1,200	1,215
2.77%, 9/1/53	1,876	1,166
Baxalta, Inc.,
4.00%, 6/23/25	225	218
Biogen, Inc.,
4.05%, 9/15/25	55	53
2.25%, 5/1/30	40	33
3.15%, 5/1/50	25	17
3.25%, 2/15/51	87	61
Bristol-Myers Squibb Co.,
3.20%, 6/15/26	132	126
3.90%, 2/20/28	726	705
3.40%, 7/26/29	286	266
4.35%, 11/15/47	1,083	979
4.25%, 10/26/49	462	409
3.70%, 3/15/52	538	436
Eli Lilly & Co.,
4.70%, 2/27/33	1,000	1,013
Gilead Sciences, Inc.,
3.65%, 3/1/26	2,000	1,924
1.20%, 10/1/27	250	216
1.65%, 10/1/30	100	82
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Biotechnology & Pharmaceuticals – 1.3%continued
4.80%, 4/1/44	$185	$177
4.50%, 2/1/45	150	137
4.75%, 3/1/46	168	158
4.15%, 3/1/47	60	52
2.80%, 10/1/50	42	28
Johnson & Johnson,
0.55%, 9/1/25	1,467	1,341
2.45%, 3/1/26	361	341
0.95%, 9/1/27	1,000	874
2.90%, 1/15/28	1,139	1,072
4.38%, 12/5/33	332	335
3.55%, 3/1/36	519	466
5.95%, 8/15/37	32	36
3.70%, 3/1/46	770	678
Merck & Co., Inc.,
2.75%, 2/10/25	186	179
1.70%, 6/10/27	263	236
1.90%, 12/10/28	279	244
3.40%, 3/7/29	389	364
2.15%, 12/10/31	688	570
3.60%, 9/15/42	25	21
3.70%, 2/10/45	60	51
2.45%, 6/24/50	1,000	656
Mylan, Inc.,
4.55%, 4/15/28	171	161
5.40%, 11/29/43	585	489
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	2,500	2,491
Pfizer, Inc.,
3.45%, 3/15/29	24	23
2.63%, 4/1/30	1,000	889
7.20%, 3/15/39	311	387
5.60%, 9/15/40	194	209
4.30%, 6/15/43	257	238
4.13%, 12/15/46	262	235
Pharmacia LLC,
6.60%, 12/1/28	125	135
Royalty Pharma PLC,
3.55%, 9/2/50	500	338
Sanofi,
3.63%, 6/19/28	250	241
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	225	211

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Biotechnology & Pharmaceuticals – 1.3%continued
Utah Acquisition Sub, Inc.,
3.95%, 6/15/26	$114	$108
Wyeth LLC,
5.95%, 4/1/37	725	793
Zoetis, Inc.,
3.95%, 9/12/47	450	373
4.45%, 8/20/48	40	36
		30,295
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	1,451	1,330
2.25%, 1/15/29	484	403
2.80%, 4/1/31	1,500	1,207
5.75%, 4/1/48	520	445
3.90%, 6/1/52	1,000	654
Comcast Corp.,
2.65%, 2/1/30	2,003	1,752
3.40%, 4/1/30	1,370	1,259
4.25%, 1/15/33	775	736
7.05%, 3/15/33	140	161
2.89%, 11/1/51	1,544	1,035
5.35%, 5/15/53	700	711
2.99%, 11/1/63	500	317
TCI Communications, Inc.,
7.88%, 2/15/26	755	803
Time Warner Cable LLC,
6.55%, 5/1/37	68	65
7.30%, 7/1/38	705	719
6.75%, 6/15/39	130	125
		11,722
Chemicals – 0.3%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	500	357
Albemarle Corp.,
4.65%, 6/1/27	300	292
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	700	696
Dow Chemical (The) Co.,
7.38%, 11/1/29	46	51
4.25%, 10/1/34	470	427
9.40%, 5/15/39	174	234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Chemicals – 0.3%continued
5.25%, 11/15/41	$400	$386
DuPont de Nemours, Inc.,
5.42%, 11/15/48	700	690
Eastman Chemical Co.,
4.80%, 9/1/42	200	174
4.65%, 10/15/44	100	84
Ecolab, Inc.,
2.70%, 11/1/26	70	66
2.75%, 8/18/55	500	320
FMC Corp.,
6.38%, 5/18/53	300	304
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	67	57
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	58
LYB International Finance B.V.,
5.25%, 7/15/43	565	515
LYB International Finance III LLC,
4.20%, 5/1/50	35	27
Mosaic (The) Co.,
5.45%, 11/15/33	250	244
4.88%, 11/15/41	100	86
RPM International, Inc.,
3.75%, 3/15/27	100	94
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	193
2.95%, 8/15/29	167	147
2.30%, 5/15/30	153	128
2.20%, 3/15/32	475	383
4.55%, 8/1/45	30	26
Westlake Corp.,
3.60%, 8/15/26	701	658
3.38%, 6/15/30	249	216
		6,913
Commercial Support Services – 0.1%
Republic Services, Inc.,
3.38%, 11/15/27	296	278
3.95%, 5/15/28	432	414
2.30%, 3/1/30	118	101
Waste Management, Inc.,
2.50%, 11/15/50	500	320
		1,113

NORTHERN FUNDS QUARTERLY REPORT     17    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Construction Materials – 0.1%
Carlisle Cos., Inc.,
2.75%, 3/1/30	$500	$426
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	470
Owens Corning,
3.40%, 8/15/26	400	377
3.88%, 6/1/30	500	457
Vulcan Materials Co.,
3.50%, 6/1/30	200	181
		1,911
Consumer Services – 0.1%
California Institute of Technology,
4.70%, 11/1/11 (3)	110	96
Duke University,
2.68%, 10/1/44	200	148
Emory University,
2.97%, 9/1/50	500	359
Johns Hopkins University,
4.08%, 7/1/53	100	87
Massachusetts Institute of Technology,
5.60%, 7/1/11 (3)	190	215
4.68%, 7/1/14 (4)	15	14
3.89%, 7/1/16 (5)	300	231
Northwestern University,
4.64%, 12/1/44	50	48
President and Fellows of Harvard College,
2.52%, 10/15/50	1,000	669
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (6)	100	89
University of Southern California,
2.81%, 10/1/50	500	344
		2,300
Containers & Packaging – 0.1%
International Paper Co.,
6.00%, 11/15/41	480	492
Packaging Corp. of America,
3.65%, 9/15/24	250	245
Sonoco Products Co.,
2.85%, 2/1/32	500	416
WestRock MWV LLC,
7.95%, 2/15/31	100	113
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Containers & Packaging – 0.1%continued
WRKCo, Inc.,
4.90%, 3/15/29	$350	$339
		1,605
Diversified Industrials – 0.2%
3M Co.,
2.00%, 2/14/25	100	94
2.25%, 9/19/26	165	151
3.05%, 4/15/30	2,000	1,802
Dover Corp.,
2.95%, 11/4/29	10	9
Emerson Electric Co.,
2.80%, 12/21/51	500	341
GE Capital Funding LLC,
4.55%, 5/15/32	540	524
Honeywell International, Inc.,
2.50%, 11/1/26	461	430
1.10%, 3/1/27	182	161
2.70%, 8/15/29	137	122
3.81%, 11/21/47	125	106
Illinois Tool Works, Inc.,
3.90%, 9/1/42	700	613
Parker-Hannifin Corp.,
3.30%, 11/21/24	500	483
4.20%, 11/21/34	200	183
4.45%, 11/21/44	500	447
		5,466
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
2.80%, 8/22/24	320	311
5.20%, 12/3/25	103	103
1.20%, 6/3/27	544	477
1.65%, 5/12/28	533	465
3.88%, 8/22/37	150	137
2.88%, 5/12/41	1,199	925
4.95%, 12/5/44	156	158
3.10%, 5/12/51	1,000	746
4.25%, 8/22/57	500	450
eBay, Inc.,
1.40%, 5/10/26	24	22
2.70%, 3/11/30	373	320
2.60%, 5/10/31	167	139
4.00%, 7/15/42	235	187
		4,440

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric & Gas Marketing & Trading – 0.1%
Consolidated Edison Co. of New York, Inc.,
5.30%, 3/1/35	$150	$148
5.85%, 3/15/36	100	102
6.75%, 4/1/38	100	111
5.50%, 12/1/39	85	84
3.95%, 3/1/43	120	98
4.45%, 3/15/44	100	88
3.85%, 6/15/46	100	77
6.15%, 11/15/52	500	550
Evergy Metro, Inc.,
5.30%, 10/1/41	50	49
Southern Power Co.,
5.25%, 7/15/43	60	55
		1,362
Electric Utilities – 1.8%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	168
3.65%, 4/1/50	500	388
Alabama Power Co.,
3.85%, 12/1/42	60	49
Ameren Illinois Co.,
3.25%, 3/1/25	500	483
3.85%, 9/1/32	700	642
Appalachian Power Co.,
7.00%, 4/1/38	75	84
Arizona Public Service Co.,
3.15%, 5/15/25	500	477
4.50%, 4/1/42	230	196
4.20%, 8/15/48	250	196
Baltimore Gas and Electric Co.,
2.40%, 8/15/26	130	119
3.75%, 8/15/47	475	371
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	500	465
Black Hills Corp.,
2.50%, 6/15/30	500	412
CenterPoint Energy Houston Electric LLC,
2.40%, 9/1/26	50	46
3.00%, 2/1/27	150	140
3.55%, 8/1/42	40	32
4.25%, 2/1/49	500	435
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 1.8%continued
CMS Energy Corp.,
3.00%, 5/15/26	$40	$37
3.45%, 8/15/27	500	467
4.88%, 3/1/44	500	453
Commonwealth Edison Co.,
6.45%, 1/15/38	200	221
3.80%, 10/1/42	90	74
4.60%, 8/15/43	100	91
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	210
5.25%, 1/15/53	500	507
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	420
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	283
5.10%, 6/1/65	50	48
Dominion Energy, Inc.,
4.25%, 6/1/28	1,000	954
5.25%, 8/1/33	250	246
5.95%, 6/15/35	750	771
7.00%, 6/15/38	20	22
4.90%, 8/1/41	35	31
4.05%, 9/15/42	100	80
DTE Electric Co.,
4.05%, 5/15/48	500	415
Duke Energy Carolinas LLC,
6.45%, 10/15/32	106	114
6.10%, 6/1/37	150	157
4.25%, 12/15/41	210	182
3.75%, 6/1/45	350	275
Duke Energy Corp.,
2.65%, 9/1/26	1,249	1,154
4.50%, 8/15/32	751	708
3.75%, 9/1/46	120	91
Duke Energy Florida LLC,
6.35%, 9/15/37	340	369
3.40%, 10/1/46	290	217
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	522
6.35%, 8/15/38	25	27
6.45%, 4/1/39	225	245
4.90%, 7/15/43	1,000	952

NORTHERN FUNDS QUARTERLY REPORT     19    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 1.8%continued
Duke Energy Progress LLC,
4.10%, 3/15/43	$200	$168
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	100	79
Entergy Louisiana LLC,
5.40%, 11/1/24	150	149
3.05%, 6/1/31	950	824
4.75%, 9/15/52	300	275
Entergy Texas, Inc.,
4.50%, 3/30/39	250	225
Evergy Kansas Central, Inc.,
4.13%, 3/1/42	275	231
Eversource Energy,
3.15%, 1/15/25	100	96
1.65%, 8/15/30	165	131
Exelon Corp.,
5.63%, 6/15/35	75	76
4.70%, 4/15/50	100	88
4.10%, 3/15/52	950	766
Florida Power & Light Co.,
5.65%, 2/1/37	335	351
5.95%, 2/1/38	150	161
5.96%, 4/1/39	250	270
5.69%, 3/1/40	30	31
4.13%, 2/1/42	250	219
4.05%, 6/1/42	100	86
Georgia Power Co.,
4.30%, 3/15/42	60	52
4.30%, 3/15/43	100	85
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	210
5.63%, 4/1/53	500	513
Interstate Power and Light Co.,
3.10%, 11/30/51	500	331
ITC Holdings Corp.,
3.35%, 11/15/27	200	187
MidAmerican Energy Co.,
3.50%, 10/15/24	100	97
4.80%, 9/15/43	100	93
4.40%, 10/15/44	150	131
3.15%, 4/15/50	200	140
National Grid U.S.A.,
5.80%, 4/1/35	425	430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 1.8%continued
National Rural Utilities Cooperative Finance Corp.,
2.85%, 1/27/25	$1,000	$962
8.00%, 3/1/32	50	59
4.30%, 3/15/49	125	106
Nevada Power Co.,
6.65%, 4/1/36	100	108
5.90%, 5/1/53	600	625
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	1,561	1,298
2.44%, 1/15/32	439	356
Northern States Power Co.,
4.13%, 5/15/44	200	170
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	140
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	164
Oncor Electric Delivery Co. LLC,
7.50%, 9/1/38	145	176
4.60%, 6/1/52	500	457
Pacific Gas and Electric Co.,
4.55%, 7/1/30	1,909	1,728
5.90%, 6/15/32	1,091	1,050
4.50%, 7/1/40	500	389
PacifiCorp,
6.10%, 8/1/36	200	205
6.25%, 10/15/37	275	275
4.13%, 1/15/49	50	39
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	36
PG&E Recovery Funding LLC,
5.05%, 7/15/32	25	25
5.26%, 1/15/38	25	26
5.54%, 7/15/47	50	52
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	40	38
4.02%, 6/1/31	75	72
4.72%, 6/1/37	100	97
4.45%, 12/1/47	135	123
5.21%, 12/1/47	100	100
4.67%, 12/1/51	100	94
5.10%, 6/1/52	100	101
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	301

FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 1.8%continued
4.13%, 6/15/44	$100	$85
Public Service Co. of Colorado,
4.10%, 6/1/32	500	465
Public Service Electric and Gas Co.,
3.00%, 5/15/25	500	478
3.95%, 5/1/42	50	42
3.65%, 9/1/42	30	24
3.00%, 3/1/51	500	351
Puget Energy, Inc.,
3.65%, 5/15/25	500	478
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	79
5.64%, 4/15/41	340	343
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	138
5.35%, 4/1/53	300	298
Sempra Energy,
3.25%, 6/15/27	150	139
6.00%, 10/15/39	250	256
Southern (The) Co.,
3.70%, 4/30/30	900	825
4.40%, 7/1/46	1,000	855
Southern California Edison Co.,
6.65%, 4/1/29	300	310
6.00%, 1/15/34	100	104
5.35%, 7/15/35	586	572
5.55%, 1/15/37	275	268
5.95%, 2/1/38	710	730
6.05%, 3/15/39	50	52
5.50%, 3/15/40	150	147
3.90%, 3/15/43	150	119
4.13%, 3/1/48	90	73
Southwestern Electric Power Co.,
2.75%, 10/1/26	130	119
4.10%, 9/15/28	250	237
3.90%, 4/1/45	170	130
Tampa Electric Co.,
4.10%, 6/15/42	50	42
Tucson Electric Power Co.,
5.50%, 4/15/53	300	299
Union Electric Co.,
3.90%, 9/15/42	50	41
4.00%, 4/1/48	250	205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Electric Utilities – 1.8%continued
Virginia Electric and Power Co.,
6.00%, 5/15/37	$15	$16
6.35%, 11/30/37	40	42
8.88%, 11/15/38	300	399
4.65%, 8/15/43	150	133
4.45%, 2/15/44	75	64
3.80%, 9/15/47	125	98
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	91
3.30%, 9/1/49	150	108
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	944
6.50%, 7/1/36	100	107
		41,219
Electrical Equipment – 0.1%
Carrier Global Corp.,
2.72%, 2/15/30	1,000	861
Fortive Corp.,
4.30%, 6/15/46	105	83
Johnson Controls International PLC,
5.13%, 9/14/45	35	33
4.95%, 7/2/64	110	98
Otis Worldwide Corp.,
3.36%, 2/15/50	500	367
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	89
Trane Technologies Global Holding Co. Ltd.,
5.75%, 6/15/43	150	156
Trane Technologies Luxembourg Finance S.A.,
3.50%, 3/21/26	250	239
4.65%, 11/1/44	35	31
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	58
		2,015
Entertainment Content – 0.3%
Activision Blizzard, Inc.,
2.50%, 9/15/50	400	257
Discovery Communications LLC,
4.90%, 3/11/26	45	44
4.13%, 5/15/29	467	426
5.30%, 5/15/49	145	120

NORTHERN FUNDS QUARTERLY REPORT     21    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Entertainment Content – 0.3%continued
Electronic Arts, Inc.,
1.85%, 2/15/31	$500	$405
Fox Corp.,
5.58%, 1/25/49	500	468
NBCUniversal Media LLC,
4.45%, 1/15/43	297	266
Paramount Global,
4.75%, 5/15/25	199	194
4.20%, 5/19/32	1,000	838
5.85%, 9/1/43	197	168
5.25%, 4/1/44	30	23
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	395
Walt Disney (The) Co.,
3.70%, 3/23/27	297	287
6.40%, 12/15/35	31	35
4.13%, 12/1/41	105	92
2.75%, 9/1/49	1,696	1,148
3.60%, 1/13/51	804	640
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	1,000	887
5.14%, 3/15/52	1,300	1,059
		7,752
Finance Companies – 0.0%
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	259
Food – 0.2%
Conagra Brands, Inc.,
1.38%, 11/1/27	85	72
7.00%, 10/1/28	200	213
4.85%, 11/1/28	100	98
5.30%, 11/1/38	500	480
General Mills, Inc.,
2.88%, 4/15/30	218	194
2.25%, 10/14/31	432	354
Hershey (The) Co.,
2.30%, 8/15/26	365	341
Ingredion, Inc.,
3.20%, 10/1/26	250	233
J.M. Smucker (The) Co.,
3.50%, 3/15/25	500	483
4.38%, 3/15/45	250	217
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Food – 0.2%continued
JBS U.S.A.LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
3.63%, 1/15/32 (1)	$1,000	$811
Kraft Heinz Foods Co.,
4.88%, 10/1/49	1,000	913
Tyson Foods, Inc.,
5.10%, 9/28/48	500	454
		4,863
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	564
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
3.40%, 3/1/25	35	34
2.95%, 9/1/27	1,000	923
6.59%, 10/15/37	105	118
4.30%, 12/1/42	75	66
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	42
Atmos Energy Corp.,
4.15%, 1/15/43	250	216
4.13%, 10/15/44	75	63
CenterPoint Energy Resources Corp.,
5.85%, 1/15/41	50	51
NiSource, Inc.,
5.95%, 6/15/41	77	79
5.25%, 2/15/43	100	96
4.80%, 2/15/44	580	526
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	180
Southern California Gas Co.,
3.75%, 9/15/42	250	196
4.30%, 1/15/49	125	104
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	302
Southwest Gas Corp.,
3.80%, 9/29/46	250	181
		3,186
Health Care Facilities & Services – 1.0%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	181
Aetna, Inc.,
6.63%, 6/15/36	40	44

FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Health Care Facilities & Services – 1.0%continued
6.75%, 12/15/37	$150	$165
4.50%, 5/15/42	100	86
3.88%, 8/15/47	143	111
AHS Hospital Corp.,
5.02%, 7/1/45	100	97
AmerisourceBergen Corp.,
3.25%, 3/1/25	135	130
4.25%, 3/1/45	60	50
4.30%, 12/15/47	500	427
Ascension Health,
2.53%, 11/15/29	750	645
Cardinal Health, Inc.,
3.75%, 9/15/25	250	241
4.50%, 11/15/44	710	579
Centene Corp.,
2.63%, 8/1/31	1,000	797
Cigna Group (The),
2.38%, 3/15/31	845	708
4.80%, 7/15/46	580	532
4.90%, 12/15/48	348	324
3.40%, 3/15/50	362	265
CommonSpirit Health,
3.82%, 10/1/49	1,000	761
CVS Health Corp.,
1.30%, 8/21/27	39	34
4.30%, 3/25/28	234	226
3.25%, 8/15/29	1,391	1,249
3.75%, 4/1/30	386	354
4.78%, 3/25/38	130	120
4.13%, 4/1/40	40	34
5.30%, 12/5/43	750	717
5.13%, 7/20/45	686	635
5.05%, 3/25/48	319	294
6.00%, 6/1/63	500	515
Dignity Health,
5.27%, 11/1/64	200	188
Elevance Health, Inc.,
2.38%, 1/15/25	492	468
3.65%, 12/1/27	563	532
4.10%, 3/1/28	245	235
6.38%, 6/15/37	500	538
4.63%, 5/15/42	525	472
3.60%, 3/15/51	300	229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Health Care Facilities & Services – 1.0%continued
HCA, Inc.,
4.50%, 2/15/27	$1,426	$1,376
5.63%, 9/1/28	236	236
2.38%, 7/15/31	368	294
5.50%, 6/1/33	1,000	998
5.50%, 6/15/47	330	311
5.25%, 6/15/49	170	153
Humana, Inc.,
3.13%, 8/15/29	85	75
5.50%, 3/15/53	300	299
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	369
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	260
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	85
NYU Langone Hospitals,
4.37%, 7/1/47	500	440
Quest Diagnostics, Inc.,
3.45%, 6/1/26	56	53
4.20%, 6/30/29	59	57
Sutter Health,
4.09%, 8/15/48	500	413
UnitedHealth Group, Inc.,
3.75%, 7/15/25	188	183
3.45%, 1/15/27	300	287
3.70%, 5/15/27	55	53
3.88%, 12/15/28	218	209
4.00%, 5/15/29	600	573
2.88%, 8/15/29	538	484
2.00%, 5/15/30	216	182
2.30%, 5/15/31	200	169
5.80%, 3/15/36	250	267
6.63%, 11/15/37	640	729
6.88%, 2/15/38	170	202
4.38%, 3/15/42	219	198
4.75%, 7/15/45	281	269
5.05%, 4/15/53	750	745
3.13%, 5/15/60	1,000	697
		23,649

NORTHERN FUNDS QUARTERLY REPORT     23    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	$818	$754
Whirlpool Corp.,
3.70%, 5/1/25	250	242
4.50%, 6/1/46	60	48
		1,044
Home Construction – 0.0%
D.R. Horton, Inc.,
2.60%, 10/15/25	510	477
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	82
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37	100	109
4.38%, 6/15/45	150	133
4.15%, 3/15/47	70	61
Haleon U.S. Capital LLC,
3.63%, 3/24/32	1,000	897
Kenvue, Inc.,
4.90%, 3/22/33 (1)	1,000	1,012
Kimberly-Clark Corp.,
6.63%, 8/1/37	350	411
3.20%, 7/30/46	125	94
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	735
1.20%, 10/29/30	706	569
		4,103
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	300	283
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
1.60%, 4/24/25	285	267
3.25%, 5/16/27	500	468
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (2)	1,000	941
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (2)	500	480
CME Group, Inc.,
3.75%, 6/15/28	300	287
5.30%, 9/15/43	45	47
Goldman Sachs Group (The), Inc.,
3.75%, 5/22/25	1,956	1,888
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Institutional Financial Services – 1.1%continued
(Variable, CME Term SOFR 3M + 1.46%), 3.27%, 9/29/25 (2)	$123	$119
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (2)	245	226
3.75%, 2/25/26	1,362	1,307
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (2)	46	41
5.95%, 1/15/27	613	621
3.85%, 1/26/27	623	592
(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (2)	348	311
(Variable, U.S. SOFR + 1.51%), 4.39%, 6/15/27 (2)	299	291
(Variable, U.S. SOFR + 0.82%), 1.54%, 9/10/27 (2)	108	95
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (2)	445	396
(Variable, U.S. SOFR + 1.11%), 2.64%, 2/24/28 (2)	1,013	919
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (2)	579	544
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (2)	70	65
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (2)	2,000	1,574
6.25%, 2/1/41	192	206
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (2)	1,108	819
4.80%, 7/8/44	350	320
Intercontinental Exchange, Inc.,
5.20%, 6/15/62	750	744
Invesco Finance PLC,
3.75%, 1/15/26	1,000	964
Morgan Stanley,
4.00%, 7/23/25	1,925	1,869
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (2)	89	83
3.88%, 1/27/26	164	158
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	167	157
6.25%, 8/9/26	100	102
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26 (2)	57	51
3.63%, 1/20/27	27	26
3.95%, 4/23/27	1,190	1,127

FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	$980	$877
(Variable, U.S. SOFR + 0.86%), 1.51%, 7/20/27 (2)	164	145
(Variable, U.S. SOFR + 1.00%), 2.48%, 1/21/28 (2)	590	532
3.59%, 7/22/28 (2)	760	701
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	36	28
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (2)	66	52
(Variable, U.S. SOFR + 1.18%), 2.24%, 7/21/32 (2)	29	23
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (2)	1,000	987
(Variable, U.S. SOFR + 1.49%), 3.22%, 4/22/42 (2)	1,031	782
6.38%, 7/24/42	300	335
4.30%, 1/27/45	784	686
State Street Corp.,
3.30%, 12/16/24	227	219
3.55%, 8/18/25	103	99
(Variable, U.S. SOFR + 0.94%), 2.35%, 11/1/25 (2)	65	62
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (2)	500	486
		24,119
Insurance – 0.7%
Aflac, Inc.,
3.60%, 4/1/30	1,000	917
Allstate (The) Corp.,
4.50%, 6/15/43	45	39
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (2)	225	218
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.80%, 7/10/45	6	5
4.38%, 6/30/50	1,000	844
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52	500	392
Arch Capital Group Ltd.,
3.64%, 6/30/50	500	366
Assurant, Inc.,
4.90%, 3/27/28	215	205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Insurance – 0.7%continued
Berkshire Hathaway Finance Corp.,
1.45%, 10/15/30	$522	$425
2.88%, 3/15/32	178	157
4.40%, 5/15/42	100	95
4.30%, 5/15/43	440	401
Berkshire Hathaway, Inc.,
3.13%, 3/15/26	745	718
4.50%, 2/11/43	255	246
Chubb (The) Corp.,
6.00%, 5/11/37	50	53
6.50%, 5/15/38	85	95
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	285
3.35%, 5/3/26	1,000	961
6.70%, 5/15/36	50	56
4.15%, 3/13/43	100	86
Equitable Holdings, Inc.,
5.00%, 4/20/48	500	428
Hanover Insurance Group (The), Inc.,
4.50%, 4/15/26	200	194
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	285	292
Lincoln National Corp.,
3.63%, 12/12/26	148	138
3.80%, 3/1/28	117	106
6.30%, 10/9/37	100	98
Loews Corp.,
4.13%, 5/15/43	75	62
Marsh & McLennan Cos., Inc.,
3.50%, 3/10/25	385	373
3.75%, 3/14/26	75	73
2.25%, 11/15/30	255	212
5.88%, 8/1/33	100	106
MetLife, Inc.,
3.00%, 3/1/25	830	801
6.38%, 6/15/34	485	530
6.40%, 12/15/36	150	150
4.13%, 8/13/42	460	386
4.72%, 12/15/44	370	330
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	34
Progressive (The) Corp.,
2.45%, 1/15/27	250	230

NORTHERN FUNDS QUARTERLY REPORT     25    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Insurance – 0.7%continued
4.20%, 3/15/48	$500	$427
Prudential Financial, Inc.,
3.91%, 12/7/47	344	274
3.94%, 12/7/49	335	267
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	87
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	415
5.35%, 11/1/40	10	10
4.00%, 5/30/47	1,015	855
3.05%, 6/8/51	80	57
Willis North America, Inc.,
2.95%, 9/15/29	2,000	1,720
		15,227
Internet Media & Services – 0.2%
Alphabet, Inc.,
2.05%, 8/15/50	75	47
2.25%, 8/15/60	600	365
Booking Holdings, Inc.,
4.63%, 4/13/30	200	195
Expedia Group, Inc.,
4.63%, 8/1/27	300	291
Meta Platforms, Inc.,
4.95%, 5/15/33	2,000	1,998
Netflix, Inc.,
6.38%, 5/15/29	1,000	1,058
		3,954
Leisure Facilities & Services – 0.1%
Marriott International, Inc.,
3.13%, 6/15/26	130	122
2.85%, 4/15/31	500	420
McDonald's Corp.,
3.63%, 5/1/43	209	167
4.88%, 12/9/45	200	191
4.45%, 3/1/47	350	315
4.45%, 9/1/48	112	101
4.20%, 4/1/50	288	249
Starbucks Corp.,
3.50%, 11/15/50	1,000	759
		2,324
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Leisure Products – 0.0%
Hasbro, Inc.,
3.90%, 11/19/29	$110	$99
6.35%, 3/15/40	250	254
		353
Machinery – 0.1%
Caterpillar Financial Services Corp.,
1.45%, 5/15/25	115	107
0.90%, 3/2/26	95	86
1.70%, 1/8/27	186	168
Caterpillar, Inc.,
3.80%, 8/15/42	185	162
4.30%, 5/15/44	235	220
3.25%, 9/19/49	220	173
Deere & Co.,
5.38%, 10/16/29	99	102
3.75%, 4/15/50	833	737
Eaton Corp.,
3.10%, 9/15/27	250	235
John Deere Capital Corp.,
4.15%, 9/15/27	118	115
3.05%, 1/6/28	132	124
2.00%, 6/17/31	151	124
		2,353
Medical Equipment & Devices – 0.4%
Abbott Laboratories,
2.95%, 3/15/25	1,000	968
1.15%, 1/30/28	565	489
4.75%, 11/30/36	353	354
6.15%, 11/30/37	202	226
4.75%, 4/15/43	650	637
Baxter International, Inc.,
3.50%, 8/15/46	350	242
Becton Dickinson & Co.,
4.69%, 12/15/44	210	190
Boston Scientific Corp.,
7.38%, 1/15/40	540	647
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	2,000	1,760
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32 (1)	1,000	1,046
Medtronic, Inc.,
4.63%, 3/15/45	406	395

FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Medical Equipment & Devices – 0.4%continued
Stryker Corp.,
3.50%, 3/15/26	$1,000	$959
3.65%, 3/7/28	152	145
1.95%, 6/15/30	98	82
4.10%, 4/1/43	50	43
4.38%, 5/15/44	200	175
Thermo Fisher Scientific, Inc.,
1.75%, 10/15/28	38	33
		8,391
Metals & Mining – 0.0%
Newmont Corp.,
5.88%, 4/1/35	100	102
4.88%, 3/15/42	150	139
		241
Oil & Gas Producers – 1.6%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,574
BP Capital Markets America, Inc.,
3.80%, 9/21/25	460	448
3.12%, 5/4/26	397	378
3.02%, 1/16/27	712	670
3.54%, 4/6/27	300	286
4.23%, 11/6/28	428	415
3.63%, 4/6/30	142	132
2.72%, 1/12/32	110	93
3.38%, 2/8/61	500	356
Chevron Corp.,
3.33%, 11/17/25	140	135
2.95%, 5/16/26	1,465	1,394
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	27
ConocoPhillips Co.,
3.76%, 3/15/42	100	84
5.30%, 5/15/53	300	305
4.03%, 3/15/62	405	329
Coterra Energy, Inc.,
4.38%, 3/15/29	200	187
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	299
Devon Energy Corp.,
5.85%, 12/15/25	660	665
Diamondback Energy, Inc.,
6.25%, 3/15/53	500	506
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Producers – 1.6%continued
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	$50	$56
5.50%, 9/15/40	141	133
Energy Transfer L.P.,
5.95%, 12/1/25	175	175
3.90%, 7/15/26	98	93
4.40%, 3/15/27	90	86
4.20%, 4/15/27	560	535
5.50%, 6/1/27	266	265
4.95%, 6/15/28	27	26
5.25%, 4/15/29	212	207
4.15%, 9/15/29	183	168
7.50%, 7/1/38	310	340
4.95%, 1/15/43	691	573
5.15%, 2/1/43	309	262
5.30%, 4/1/44	15	13
5.35%, 5/15/45	80	70
Enterprise Products Operating LLC,
3.95%, 2/15/27	729	704
3.13%, 7/31/29	538	482
2.80%, 1/31/30	472	413
6.88%, 3/1/33	50	56
7.55%, 4/15/38	515	591
5.95%, 2/1/41	40	42
4.20%, 1/31/50	1,000	836
EOG Resources, Inc.,
3.15%, 4/1/25	145	140
Exxon Mobil Corp.,
2.44%, 8/16/29	580	515
3.48%, 3/19/30	125	117
2.61%, 10/15/30	1,010	887
3.00%, 8/16/39	200	159
4.33%, 3/19/50	500	453
Hess Corp.,
7.13%, 3/15/33	690	753
HF Sinclair Corp.,
4.50%, 10/1/30	250	222
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	191
6.55%, 9/15/40	205	208
7.50%, 11/15/40	305	339
6.38%, 3/1/41	35	35
5.63%, 9/1/41	310	285

NORTHERN FUNDS QUARTERLY REPORT     27    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Producers – 1.6%continued
5.40%, 9/1/44	$250	$222
Magellan Midstream Partners L.P.,
5.00%, 3/1/26	500	495
5.15%, 10/15/43	20	17
Marathon Oil Corp.,
6.80%, 3/15/32	175	181
Marathon Petroleum Corp.,
3.63%, 9/15/24	88	86
4.70%, 5/1/25	217	213
5.13%, 12/15/26	172	170
3.80%, 4/1/28	38	35
6.50%, 3/1/41	466	480
MPLX L.P.,
2.65%, 8/15/30	355	297
5.20%, 12/1/47	407	356
4.70%, 4/15/48	593	487
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,500	1,523
ONEOK Partners L.P.,
4.90%, 3/15/25	40	39
6.65%, 10/1/36	80	82
ONEOK, Inc.,
4.55%, 7/15/28	23	22
4.35%, 3/15/29	12	11
7.15%, 1/15/51	1,000	1,045
Phillips 66,
4.65%, 11/15/34	395	373
5.88%, 5/1/42	140	145
4.88%, 11/15/44	165	151
Phillips 66 Co.,
3.61%, 2/15/25	76	73
3.55%, 10/1/26	470	441
Pioneer Natural Resources Co.,
5.10%, 3/29/26	1,000	994
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	135
3.55%, 12/15/29	1,054	929
3.80%, 9/15/30	137	122
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	339
5.00%, 3/15/27	268	264
4.50%, 5/15/30	787	748
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Oil & Gas Producers – 1.6%continued
Spectra Energy Partners L.P.,
3.38%, 10/15/26	$360	$338
5.95%, 9/25/43	89	87
4.50%, 3/15/45	110	91
Targa Resources Corp.,
6.13%, 3/15/33	500	511
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	408	426
7.00%, 10/15/28	545	575
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	863
Western Midstream Operating L.P.,
6.15%, 4/1/33	1,000	1,008
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	517
4.65%, 8/15/32	1,500	1,420
5.80%, 11/15/43	200	195
		35,225
Oil & Gas Services & Equipment – 0.0%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	97
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	110	89
Halliburton Co.,
3.80%, 11/15/25	49	47
4.85%, 11/15/35	275	259
7.45%, 9/15/39	160	186
4.75%, 8/1/43	15	13
		691
Real Estate Investment Trusts – 0.8%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	2,000	1,691
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	156
American Tower Corp.,
3.38%, 10/15/26	26	24
3.13%, 1/15/27	128	118
3.60%, 1/15/28	79	73
1.50%, 1/31/28	39	33
3.95%, 3/15/29	134	123
3.80%, 8/15/29	1,519	1,386

FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Real Estate Investment Trusts – 0.8%continued
AvalonBay Communities, Inc.,
3.90%, 10/15/46	$500	$386
Boston Properties L.P.,
2.75%, 10/1/26	30	26
4.50%, 12/1/28	312	286
2.90%, 3/15/30	126	101
Brandywine Operating Partnership L.P.,
4.55%, 10/1/29	235	170
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	233
Crown Castle, Inc.,
3.30%, 7/1/30	1,000	883
5.20%, 2/15/49	500	464
CubeSmart L.P.,
3.13%, 9/1/26	250	230
Digital Realty Trust L.P.,
3.60%, 7/1/29	500	444
Equinix, Inc.,
2.15%, 7/15/30	2,000	1,616
ERP Operating L.P.,
3.50%, 3/1/28	1,000	925
4.50%, 6/1/45	55	46
Essex Portfolio L.P.,
4.00%, 3/1/29	146	135
3.00%, 1/15/30	154	132
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	242
Healthpeak OP LLC,
3.40%, 2/1/25	13	13
3.25%, 7/15/26	353	329
3.50%, 7/15/29	277	248
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	97	93
3.50%, 9/15/30	118	100
Kilroy Realty L.P.,
4.38%, 10/1/25	88	82
4.75%, 12/15/28	112	99
Kimco Realty Corp.,
4.25%, 4/1/45	759	587
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	129
NNN REIT, Inc.,
3.10%, 4/15/50	500	309
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Real Estate Investment Trusts – 0.8%continued
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33	$300	$223
Prologis L.P.,
1.75%, 7/1/30	500	402
4.75%, 6/15/33	300	293
5.25%, 6/15/53	300	295
Public Storage,
2.25%, 11/9/31	500	408
Realty Income Corp.,
3.00%, 1/15/27	56	52
3.40%, 1/15/28	61	56
3.10%, 12/15/29	123	108
4.90%, 7/15/33	300	287
Regency Centers L.P.,
3.70%, 6/15/30	400	357
Simon Property Group L.P.,
3.30%, 1/15/26	106	101
2.45%, 9/13/29	1,001	843
2.20%, 2/1/31	183	147
6.75%, 2/1/40	242	263
4.25%, 10/1/44	148	119
UDR, Inc.,
2.10%, 6/15/33	300	221
Ventas Realty L.P.,
3.50%, 2/1/25	150	144
5.70%, 9/30/43	100	94
VICI Properties L.P.,
5.63%, 5/15/52	200	178
Welltower OP LLC,
2.05%, 1/15/29	442	367
4.13%, 3/15/29	260	241
3.10%, 1/15/30	218	189
Weyerhaeuser Co.,
4.00%, 3/9/52	300	239
		17,539
Retail - Consumer Staples – 0.3%
Costco Wholesale Corp.,
1.75%, 4/20/32	500	403
Dollar General Corp.,
5.50%, 11/1/52	200	191
Dollar Tree, Inc.,
2.65%, 12/1/31	200	163

NORTHERN FUNDS QUARTERLY REPORT     29    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Retail - Consumer Staples – 0.3%continued
Kroger (The) Co.,
2.65%, 10/15/26	$1,135	$1,052
7.50%, 4/1/31	200	228
6.90%, 4/15/38	100	111
5.40%, 7/15/40	400	385
Target Corp.,
2.25%, 4/15/25	1,000	952
4.80%, 1/15/53	700	670
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	68	64
3.20%, 4/15/30	564	480
Walmart, Inc.,
3.70%, 6/26/28	251	243
2.38%, 9/24/29	147	130
1.80%, 9/22/31	2,000	1,660
4.50%, 9/9/52	300	293
4.50%, 4/15/53	300	293
		7,318
Retail - Discretionary – 0.3%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	175	146
AutoNation, Inc.,
3.85%, 3/1/32	300	254
AutoZone, Inc.,
3.75%, 4/18/29	121	112
4.00%, 4/15/30	129	120
Home Depot (The), Inc.,
2.70%, 4/15/30	66	59
1.88%, 9/15/31	71	58
5.40%, 9/15/40	680	703
5.95%, 4/1/41	405	446
3.13%, 12/15/49	512	374
3.63%, 4/15/52	643	513
Lowe's Cos., Inc.,
3.13%, 9/15/24	359	348
3.35%, 4/1/27	115	109
3.65%, 4/5/29	76	70
3.75%, 4/1/32	1,000	905
2.80%, 9/15/41	200	141
4.05%, 5/3/47	94	76
3.00%, 10/15/50	906	594
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	469
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Retail - Discretionary – 0.3%continued
TJX (The) Cos., Inc.,
2.25%, 9/15/26	$31	$29
1.15%, 5/15/28	74	63
		5,589
Semiconductors – 0.6%
Applied Materials, Inc.,
3.90%, 10/1/25	500	489
1.75%, 6/1/30	500	416
5.85%, 6/15/41	100	109
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 1/15/27	1,203	1,147
Broadcom, Inc.,
2.45%, 2/15/31 (1)	1,024	833
4.15%, 4/15/32 (1)	1,500	1,359
4.93%, 5/15/37	200	181
Intel Corp.,
3.70%, 7/29/25	98	95
1.60%, 8/12/28	623	536
4.00%, 8/5/29	94	89
2.00%, 8/12/31	50	41
4.80%, 10/1/41	80	75
3.73%, 12/8/47	741	576
3.25%, 11/15/49	438	309
4.75%, 3/25/50	399	361
5.70%, 2/10/53	500	509
3.10%, 2/15/60	356	228
3.20%, 8/12/61	119	77
KLA Corp.,
4.65%, 11/1/24	87	86
Lam Research Corp.,
1.90%, 6/15/30	1,000	833
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	990
NVIDIA Corp.,
3.50%, 4/1/50	600	488
QUALCOMM, Inc.,
3.25%, 5/20/27	539	510
2.15%, 5/20/30	181	156
4.80%, 5/20/45	795	772

FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Semiconductors – 0.6%continued
Texas Instruments, Inc.,
2.25%, 9/4/29	$1,000	$872
4.90%, 3/14/33	1,000	1,025
		13,162
Software – 0.6%
Adobe, Inc.,
1.90%, 2/1/25	96	91
2.15%, 2/1/27	419	385
Autodesk, Inc.,
3.50%, 6/15/27	135	128
Microsoft Corp.,
2.70%, 2/12/25	22	21
2.53%, 6/1/50	300	208
2.92%, 3/17/52	674	501
2.68%, 6/1/60	723	485
3.04%, 3/17/62	1,178	859
Oracle Corp.,
2.50%, 4/1/25	130	123
2.95%, 5/15/25	135	129
2.65%, 7/15/26	1,941	1,794
2.80%, 4/1/27	7	6
3.25%, 11/15/27	336	312
2.30%, 3/25/28	1,124	992
2.95%, 4/1/30	6	5
2.88%, 3/25/31	909	776
3.90%, 5/15/35	336	290
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	563
3.60%, 4/1/50	1,000	715
5.55%, 2/6/53	500	484
4.38%, 5/15/55	25	20
3.85%, 4/1/60	1,000	705
Roper Technologies, Inc.,
1.00%, 9/15/25	2,000	1,819
3.85%, 12/15/25	220	211
3.80%, 12/15/26	235	225
Salesforce, Inc.,
1.50%, 7/15/28	2,000	1,723
		13,574
Specialty Finance – 0.5%
Air Lease Corp.,
4.25%, 9/15/24	131	128
2.88%, 1/15/26	101	93
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Specialty Finance – 0.5%continued
1.88%, 8/15/26	$78	$69
3.63%, 12/1/27	163	149
2.10%, 9/1/28	131	109
4.63%, 10/1/28	651	612
3.25%, 10/1/29	500	432
Ally Financial, Inc.,
5.80%, 5/1/25	2,000	1,966
American Express Co.,
3.00%, 10/30/24	220	212
3.63%, 12/5/24	1,125	1,093
3.13%, 5/20/26	656	621
1.65%, 11/4/26	84	75
5.85%, 11/5/27	500	512
4.05%, 5/3/29	72	68
Capital One Financial Corp.,
3.30%, 10/30/24	777	747
3.75%, 7/28/26	150	140
3.75%, 3/9/27	250	233
3.65%, 5/11/27	144	134
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (2)	355	304
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (2)	700	671
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (2)	500	497
Discover Financial Services,
3.95%, 11/6/24	500	482
GATX Corp.,
3.50%, 3/15/28	500	454
5.20%, 3/15/44	35	31
Synchrony Financial,
3.95%, 12/1/27	681	593
2.88%, 10/28/31	231	168
		10,593
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	475	304
Steel Dynamics, Inc.,
3.45%, 4/15/30	500	444
		748
Technology Hardware – 0.6%
Apple, Inc.,
2.75%, 1/13/25	828	798

NORTHERN FUNDS QUARTERLY REPORT     31    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Technology Hardware – 0.6%continued
2.50%, 2/9/25	$55	$53
1.13%, 5/11/25	107	100
2.45%, 8/4/26	225	211
2.05%, 9/11/26	308	284
3.35%, 2/9/27	645	619
3.20%, 5/11/27	201	192
2.90%, 9/12/27	993	932
1.20%, 2/8/28	888	770
3.25%, 8/8/29	37	35
2.20%, 9/11/29	188	165
1.65%, 5/11/30	1,038	874
1.25%, 8/20/30	632	513
1.70%, 8/5/31	38	31
3.35%, 8/8/32	1,000	932
2.38%, 2/8/41	15	11
3.85%, 5/4/43	305	272
3.45%, 2/9/45	25	21
4.38%, 5/13/45	160	152
4.65%, 2/23/46	206	203
3.85%, 8/4/46	20	18
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	7
3.75%, 11/13/47	25	22
2.95%, 9/11/49	700	521
2.65%, 5/11/50	200	139
4.85%, 5/10/53	600	615
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	231
Cisco Systems, Inc.,
2.95%, 2/28/26	375	360
5.90%, 2/15/39	600	664
5.50%, 1/15/40	90	96
Corning, Inc.,
5.75%, 8/15/40	170	171
5.35%, 11/15/48	500	483
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	667	678
4.90%, 10/1/26	364	361
5.30%, 10/1/29	150	149
5.75%, 2/1/33	121	122
8.35%, 7/15/46	223	273
Dell, Inc.,
7.10%, 4/15/28	1,000	1,075
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Technology Hardware – 0.6%continued
Hewlett Packard Enterprise Co.,
1.75%, 4/1/26	$160	$146
6.35%, 10/15/45	200	208
HP, Inc.,
6.00%, 9/15/41	275	278
Juniper Networks, Inc.,
5.95%, 3/15/41	100	97
NetApp, Inc.,
3.30%, 9/29/24	160	155
		14,047
Technology Services – 0.6%
Equifax, Inc.,
2.35%, 9/15/31	980	781
Fidelity National Information Services, Inc.,
4.70%, 7/15/27	1,000	973
Fiserv, Inc.,
3.85%, 6/1/25	45	44
3.50%, 7/1/29	1,865	1,702
Global Payments, Inc.,
4.95%, 8/15/27	1,000	974
International Business Machines Corp.,
7.00%, 10/30/25	197	205
3.45%, 2/19/26	195	187
1.70%, 5/15/27	401	356
6.50%, 1/15/28	226	240
3.50%, 5/15/29	470	434
1.95%, 5/15/30	797	660
4.00%, 6/20/42	320	270
4.25%, 5/15/49	500	425
Mastercard, Inc.,
3.35%, 3/26/30	1,000	932
3.80%, 11/21/46	500	424
Moody's Corp.,
4.25%, 8/8/32	500	475
PayPal Holdings, Inc.,
2.85%, 10/1/29	1,500	1,330
S&P Global, Inc.,
2.45%, 3/1/27	300	277
2.90%, 3/1/32	1,000	867
Visa, Inc.,
3.15%, 12/14/25	1,250	1,198
4.15%, 12/14/35	100	95

FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Technology Services – 0.6%continued
3.65%, 9/15/47	$125	$106
2.00%, 8/15/50	500	307
		13,262
Telecommunications – 0.7%
AT&T, Inc.,
1.65%, 2/1/28	331	284
2.75%, 6/1/31	359	303
2.25%, 2/1/32	587	466
4.50%, 5/15/35	859	790
4.35%, 6/15/45	52	44
4.75%, 5/15/46	68	60
4.50%, 3/9/48	574	486
3.65%, 6/1/51	691	507
3.30%, 2/1/52	2,750	1,924
3.80%, 12/1/57	200	145
3.85%, 6/1/60	148	107
Sprint LLC,
7.63%, 3/1/26	1,000	1,039
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,036
3.88%, 4/15/30	1,258	1,159
4.50%, 4/15/50	2,000	1,716
Verizon Communications, Inc.,
2.63%, 8/15/26	66	61
3.00%, 3/22/27	210	196
4.33%, 9/21/28	1,187	1,144
4.02%, 12/3/29	909	851
3.15%, 3/22/30	1,352	1,201
1.68%, 10/30/30	818	646
1.75%, 1/20/31	227	179
2.36%, 3/15/32	395	318
3.55%, 3/22/51	1,000	746
2.99%, 10/30/56	700	445
3.70%, 3/22/61	1,000	727
		16,580
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
3.40%, 5/6/30	304	268
2.45%, 2/4/32	441	344
4.25%, 8/9/42	295	230
4.50%, 5/2/43	410	326
5.95%, 2/14/49	517	491
3.70%, 2/4/51	85	57
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Tobacco & Cannabis – 0.1%continued
Philip Morris International, Inc.,
3.38%, 8/11/25	$69	$67
1.75%, 11/1/30	181	143
3.88%, 8/21/42	314	248
4.13%, 3/4/43	591	483
4.88%, 11/15/43	100	89
		2,746
Transportation & Logistics – 0.5%
Burlington Northern Santa Fe LLC,
3.40%, 9/1/24	80	78
3.65%, 9/1/25	200	194
3.25%, 6/15/27	325	309
6.20%, 8/15/36	455	500
5.15%, 9/1/43	280	277
4.45%, 1/15/53	200	183
5.20%, 4/15/54	400	408
CSX Corp.,
3.35%, 11/1/25	25	24
2.60%, 11/1/26	25	23
6.00%, 10/1/36	100	105
6.15%, 5/1/37	190	204
6.22%, 4/30/40	365	395
5.50%, 4/15/41	50	51
3.35%, 9/15/49	1,000	738
FedEx Corp.,
3.40%, 2/15/28	276	257
3.10%, 8/5/29	180	162
4.25%, 5/15/30	95	91
2.40%, 5/15/31	229	190
3.90%, 2/1/35	100	88
4.10%, 4/15/43	50	41
4.10%, 2/1/45	550	444
Norfolk Southern Corp.,
3.80%, 8/1/28	100	95
3.95%, 10/1/42	20	16
4.45%, 6/15/45	275	238
3.94%, 11/1/47	524	423
3.16%, 5/15/55	137	94
Ryder System, Inc.,
3.35%, 9/1/25	500	475
Union Pacific Corp.,
3.25%, 8/15/25	15	14
3.00%, 4/15/27	15	14

NORTHERN FUNDS QUARTERLY REPORT     33    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.1% continued
Transportation & Logistics – 0.5%continued
2.40%, 2/5/30	$300	$261
3.25%, 2/5/50	1,500	1,120
5.15%, 1/20/63	500	499
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	1,500	1,374
United Parcel Service, Inc.,
5.20%, 4/1/40	30	31
3.63%, 10/1/42	105	87
3.75%, 11/15/47	180	151
4.25%, 3/15/49	73	66
3.40%, 9/1/49	290	231
5.30%, 4/1/50	377	396
		10,347
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	405
4.88%, 10/1/43	90	85
		490
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
2.50%, 8/11/26	305	286
3.75%, 9/15/47	295	245
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	615	578
Sysco Corp.,
3.30%, 7/15/26	597	564
3.25%, 7/15/27	523	488
5.38%, 9/21/35	250	248
		2,409
Total Corporate Bonds
(Cost $529,056)		476,990

FOREIGN ISSUER BONDS – 6.7%
Advertising & Marketing – 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	145
Asset Management – 0.1%
Brookfield Finance, Inc.,
4.35%, 4/15/30	2,000	1,845
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Asset Management – 0.1%continued
UBS Group A.G.,
4.55%, 4/17/26	$1,413	$1,358
		3,203
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.27%, 3/10/25	2,000	1,902
2.53%, 3/10/27	1,000	921
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	217
		3,040
Banking – 1.9%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (2)	400	401
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (2)	200	187
3.31%, 6/27/29	1,400	1,247
Bank of Montreal,
4.25%, 9/14/24	26	26
2.65%, 3/8/27	1,000	916
Bank of Nova Scotia (The),
4.75%, 2/2/26	1,000	985
2.70%, 8/3/26	1,000	927
Barclays PLC,
(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	155	145
5.20%, 5/12/26	345	333
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (2)	528	464
4.34%, 1/10/28	161	152
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (2)	500	541
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (2)	1,000	996
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (2)	586	411
5.25%, 8/17/45	144	134

FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Banking – 1.9%continued
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	$500	$468
Commonwealth Bank of Australia,
5.32%, 3/13/26	300	301
Cooperatieve Rabobank U.A.,
3.38%, 5/21/25	500	482
5.75%, 12/1/43	250	251
Credit Suisse A.G.,
1.25%, 8/7/26	366	315
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (2)	2,000	1,907
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (2)	500	463
HSBC Holdings PLC,
(Variable, CME Term SOFR 3M + 1.40%), 2.63%, 11/7/25 (2)	637	605
4.30%, 3/8/26	306	295
(Variable, U.S. SOFR + 1.43%), 3.00%, 3/10/26 (2)	54	52
(Variable, CME Term SOFR 3M + 1.61%), 4.29%, 9/12/26 (2)	909	874
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (2)	874	775
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (2)	200	187
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (2)	446	382
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (2)	1,700	1,714
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (2)	150	125
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (2)	1,300	1,038
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (2)	1,000	978
6.80%, 6/1/38	150	151
ING Groep N.V.,
(Variable, U.S. SOFR + 1.64%), 3.87%, 3/28/26 (2)	1,000	960
Lloyds Banking Group PLC,
4.58%, 12/10/25	2,095	2,006
4.34%, 1/9/48	500	381
Mitsubishi UFJ Financial Group, Inc.,
2.19%, 2/25/25	1,566	1,476
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Banking – 1.9%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.75%), 1.54%, 7/20/27 (2)	$934	$824
3.29%, 7/25/27	678	629
3.96%, 3/2/28	72	68
3.74%, 3/7/29	1,500	1,370
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (2)	1,000	828
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (2)	500	503
National Australia Bank Ltd.,
3.38%, 1/14/26	1,000	958
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (2)	1,000	951
Royal Bank of Canada,
0.65%, 7/29/24	208	197
4.65%, 1/27/26	600	584
3.88%, 5/4/32	1,000	916
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (2)	1,000	1,007
Sumitomo Mitsui Banking Corp.,
3.65%, 7/23/25	500	477
Sumitomo Mitsui Financial Group, Inc.,
2.70%, 7/16/24	2,000	1,935
3.54%, 1/17/28	1,250	1,153
2.13%, 7/8/30	1,000	814
Toronto-Dominion Bank (The),
1.95%, 1/12/27	2,052	1,845
Westpac Banking Corp.,
2.85%, 5/13/26	692	651
2.70%, 8/19/26	1,000	930
3.35%, 3/8/27	500	471
5.46%, 11/18/27	500	507
1.95%, 11/20/28	308	264
		41,933
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,980	1,893

NORTHERN FUNDS QUARTERLY REPORT     35    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Beverages – 0.2%continued
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	$643	$640
3.50%, 6/1/30	2,357	2,192
8.00%, 11/15/39	310	391
4.95%, 1/15/42	190	185
Diageo Capital PLC,
3.88%, 4/29/43	175	148
		5,449
Biotechnology & Pharmaceuticals – 0.2%
Astrazeneca Finance LLC,
1.20%, 5/28/26	38	34
AstraZeneca PLC,
3.13%, 6/12/27	31	29
1.38%, 8/6/30	1,031	830
6.45%, 9/15/37	450	516
4.00%, 9/18/42	250	223
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	1,000	962
5.38%, 4/15/34	150	158
6.38%, 5/15/38	274	312
4.20%, 3/18/43	276	249
Novartis Capital Corp.,
1.75%, 2/14/25	51	48
2.00%, 2/14/27	70	64
3.10%, 5/17/27	121	115
2.20%, 8/14/30	1,524	1,317
3.70%, 9/21/42	36	31
4.40%, 5/6/44	214	205
Takeda Pharmaceutical Co. Ltd.,
3.18%, 7/9/50	204	144
		5,237
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	591
Chemicals – 0.0%
Nutrien Ltd.,
4.00%, 12/15/26	180	173
4.13%, 3/15/35	23	20
5.88%, 12/1/36	27	27
5.63%, 12/1/40	250	242
		462
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
E-Commerce Discretionary – 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	$161	$150
2.13%, 2/9/31	174	142
4.40%, 12/6/57	600	470
JD.com, Inc.,
3.38%, 1/14/30	300	269
		1,031
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	239
Governmental Banks – 0.5%
Export-Import Bank of Korea,
2.63%, 5/26/26	1,000	923
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,267
3.50%, 10/31/28	301	284
1.88%, 4/15/31	1,076	889
Kreditanstalt fuer Wiederaufbau,
1.38%, 8/5/24	3,000	2,871
0.38%, 7/18/25	1,500	1,370
2.88%, 4/3/28	1,215	1,142
0.00%, 4/18/36 (7)	500	296
Landwirtschaftliche Rentenbank,
2.00%, 1/13/25	1,000	953
2.38%, 6/10/25	1,000	950
		10,945
Household Products – 0.1%
Unilever Capital Corp.,
2.00%, 7/28/26	674	622
2.90%, 5/5/27	326	305
5.90%, 11/15/32	125	136
		1,063
Institutional Financial Services – 0.1%
Nomura Holdings, Inc.,
5.39%, 7/6/27	1,200	1,177
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
3.38%, 3/3/31	250	211
XL Group Ltd.,
5.25%, 12/15/43	250	246
		457

FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	$225	$250
5.00%, 3/15/42	100	92
		342
Metals & Mining – 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	507
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	310	281
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	108
5.75%, 6/1/35	100	103
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	142
4.13%, 8/21/42	300	263
Southern Copper Corp.,
3.88%, 4/23/25	100	97
7.50%, 7/27/35	300	348
6.75%, 4/16/40	90	99
Teck Resources Ltd.,
3.90%, 7/15/30	500	455
Vale Overseas Ltd.,
6.13%, 6/12/33	600	601
		3,004
Oil & Gas Producers – 0.5%
BP Capital Markets PLC,
3.28%, 9/19/27	138	130
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,601
7.20%, 1/15/32	15	16
6.45%, 6/30/33	135	139
6.75%, 2/1/39	200	208
Enbridge, Inc.,
3.40%, 8/1/51	500	349
Equinor ASA,
3.25%, 11/10/24	25	24
1.75%, 1/22/26	48	44
3.00%, 4/6/27	52	49
3.13%, 4/6/30	1,000	915
2.38%, 5/22/30	1,370	1,189
4.25%, 11/23/41	350	314
Shell International Finance B.V.,
2.88%, 5/10/26	33	31
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Oil & Gas Producers – 0.5%continued
2.50%, 9/12/26	$1,131	$1,054
3.88%, 11/13/28	9	9
2.38%, 11/7/29	287	251
4.13%, 5/11/35	100	93
3.63%, 8/21/42	430	356
4.55%, 8/12/43	60	55
4.38%, 5/11/45	390	352
3.75%, 9/12/46	230	187
3.13%, 11/7/49	290	211
Suncor Energy, Inc.,
7.15%, 2/1/32	200	216
5.95%, 12/1/34	50	50
6.80%, 5/15/38	130	138
TotalEnergies Capital International S.A.,
2.83%, 1/10/30	2,000	1,790
TransCanada PipeLines Ltd.,
4.75%, 5/15/38	100	89
6.10%, 6/1/40	375	382
		10,242
Regional – 0.1%
Province of British Columbia Canada,
7.25%, 9/1/36	175	220
Province of Ontario Canada,
2.50%, 4/27/26	260	245
1.13%, 10/7/30	426	342
2.13%, 1/21/32	60	51
Province of Quebec Canada,
2.88%, 10/16/24	250	242
7.50%, 9/15/29	375	436
		1,536
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	117
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	2,000	1,770
Sovereign Government – 0.9%
Canada Government International Bond,
0.75%, 5/19/26	2,000	1,795
Chile Government International Bond,
3.13%, 1/21/26	500	479

NORTHERN FUNDS QUARTERLY REPORT     37    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Sovereign Government – 0.9%continued
2.75%, 1/31/27	$1,000	$926
3.50%, 1/25/50	210	157
3.10%, 1/22/61	500	326
Indonesia Government International Bond,
3.50%, 1/11/28	500	471
5.35%, 2/11/49	1,000	1,010
Israel Government International Bond,
4.50%, 1/30/43	200	183
3.88%, 7/3/50	1,500	1,228
Korea International Bond,
2.75%, 1/19/27	200	189
3.50%, 9/20/28	500	479
Mexico Government International Bond,
5.40%, 2/9/28	1,000	1,017
3.25%, 4/16/30	742	660
4.88%, 5/19/33	258	246
3.50%, 2/12/34 (8)	—	—
4.75%, 3/8/44	1,000	854
5.55%, 1/21/45	500	475
4.60%, 1/23/46	500	415
4.35%, 1/15/47	500	399
Panama Government International Bond,
3.75%, 3/16/25	300	290
3.88%, 3/17/28	565	535
3.16%, 1/23/30	33	29
2.25%, 9/29/32	102	78
4.50%, 5/15/47	250	198
4.50%, 4/1/56	1,000	749
Peruvian Government International Bond,
6.55%, 3/14/37	500	560
5.63%, 11/18/50	600	618
Philippine Government International Bond,
10.63%, 3/16/25	500	542
5.50%, 3/30/26	200	203
7.75%, 1/14/31	500	586
6.38%, 10/23/34	500	557
5.00%, 1/13/37	500	498
3.70%, 2/2/42	500	408
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Sovereign Government – 0.9%continued
Republic of Italy Government International Bond,
2.88%, 10/17/29	$2,000	$1,738
5.38%, 6/15/33	175	174
Uruguay Government International Bond,
7.63%, 3/21/36	250	308
4.13%, 11/20/45	400	362
5.10%, 6/18/50	750	746
		20,488
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	83	79
6.50%, 7/15/25	183	184
3.88%, 1/23/28	123	114
5.75%, 6/6/28	300	297
3.30%, 1/30/32	1,000	818
		1,492
Supranationals – 1.2%
African Development Bank,
4.38%, 3/14/28	1,000	1,002
Asian Development Bank,
2.50%, 11/2/27	500	464
1.88%, 1/24/30	500	435
4.00%, 1/12/33	2,000	1,998
Asian Infrastructure Investment Bank (The),
0.50%, 5/28/25	2,000	1,830
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,004
European Investment Bank,
2.50%, 10/15/24	1,000	965
2.13%, 4/13/26	1,500	1,403
3.75%, 2/14/33	1,500	1,477
4.88%, 2/15/36	200	214
Inter-American Development Bank,
2.13%, 1/15/25	500	477
2.00%, 6/2/26	803	745
1.13%, 7/20/28	197	169
3.13%, 9/18/28	1,000	945
1.13%, 1/13/31	1,000	809
3.88%, 10/28/41	200	188

FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Supranationals – 1.2%continued
International Bank for Reconstruction & Development,
2.50%, 11/25/24	$600	$578
2.13%, 3/3/25	700	667
0.63%, 4/22/25	3,000	2,773
0.38%, 7/28/25	5,000	4,564
2.50%, 7/29/25	500	477
0.50%, 10/28/25	3,000	2,723
2.50%, 3/29/32	1,000	892
4.75%, 2/15/35	25	26
International Finance Corp.,
3.63%, 9/15/25	1,000	976
		27,801
Technology Services – 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	149
5.65%, 11/23/43	285	270
		419
Telecommunications – 0.3%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	539
Bell Telephone Co. of Canada or Bell Canada (The),
4.46%, 4/1/48	500	434
British Telecommunications PLC,
9.63%, 12/15/30	100	123
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	479
Orange S.A.,
9.00%, 3/1/31	610	749
Rogers Communications, Inc.,
3.63%, 12/15/25	1,000	946
4.50%, 3/15/43	45	38
5.45%, 10/1/43	49	45
5.00%, 3/15/44	81	71
Telefonica Emisiones S.A.,
4.10%, 3/8/27	1,010	969
5.21%, 3/8/47	570	496
5.52%, 3/1/49	250	225
TELUS Corp.,
3.40%, 5/13/32	400	342
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.7% continued
Telecommunications – 0.3%continued
Vodafone Group PLC,
4.13%, 5/30/25	$895	$873
7.88%, 2/15/30	15	17
6.15%, 2/27/37	165	173
4.38%, 2/19/43	95	80
		6,599
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.70%, 4/2/27	141	136
4.91%, 4/2/30	1,104	1,044
4.74%, 3/16/32	136	124
Reynolds American, Inc.,
7.25%, 6/15/37	250	262
6.15%, 9/15/43	65	62
5.85%, 8/15/45	795	707
		2,335
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
2.75%, 3/1/26	250	236
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	44
6.38%, 11/15/37	20	22
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	747
		1,093
Total Foreign Issuer Bonds
(Cost $165,301)		152,210

U.S. GOVERNMENT AGENCIES – 30.0% (9)
Fannie Mae – 13.9%
1.75%, 7/2/24	2,000	1,929
2.63%, 9/6/24	1,000	970
0.50%, 6/17/25	4,000	3,672
2.13%, 4/24/26	1,000	935
1.88%, 9/24/26	1,000	923
7.13%, 1/15/30	1,500	1,762
0.88%, 8/5/30	1,000	804
6.63%, 11/15/30	200	232
5.63%, 7/15/37	500	573
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.50%, 1/25/24	33	32

NORTHERN FUNDS QUARTERLY REPORT     39    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	$99	$96
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.95%, 4/25/25(10)	440	422
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	61	57
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	68	64
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	8	8
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	98	90
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.50%, 10/25/26(10)	76	70
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	114
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.96%, 11/25/27(10)	233	217
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.90%, 2/25/27(10)	65	61
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.64%, 12/25/26(10)	106	98
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	249	234
Fannie Mae-Aces, Series 2018-M1, Class A2,
3.09%, 12/25/27(10)	176	164
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.47%, 7/25/28(10)	200	189
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.76%, 8/25/30(10)	110	104
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.87%, 9/25/30(10)	$158	$151
Fannie Mae-Aces, Series 2018-M2, Class A2,
3.00%, 1/25/28(10)	118	110
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.17%, 2/25/30(10)	87	80
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.17%, 3/25/28(10)	76	72
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.41%, 6/25/28(10)	91	86
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	193	171
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	144	136
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	166	154
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	171	156
Fannie Mae-Aces, Series 2020-M20, Class A2,
1.44%, 10/25/29	500	412
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	161
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	500	408
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.36%, 10/25/30(10)	350	281
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.51%, 3/25/31(10)	200	159
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.72%, 10/25/31(10)	200	161

FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Fannie Mae-Aces, Series 2022-M10, Class A2,
2.00%, 1/25/32(10)	$250	$205
Pool #256925,
6.00%, 10/1/37	6	6
Pool #256959,
6.00%, 11/1/37	37	38
Pool #257042,
6.50%, 1/1/38	73	77
Pool #257237,
4.50%, 6/1/28	7	7
Pool #707791,
5.00%, 6/1/33	35	35
Pool #725425,
5.50%, 4/1/34	16	16
Pool #730811,
4.50%, 8/1/33	30	30
Pool #735222,
5.00%, 2/1/35	9	9
Pool #735358,
5.50%, 2/1/35	39	40
Pool #735502,
6.00%, 4/1/35	6	6
Pool #737853,
5.00%, 9/1/33	76	75
Pool #745336,
5.00%, 3/1/36	192	194
Pool #745418,
5.50%, 4/1/36	14	14
Pool #745754,
5.00%, 9/1/34	137	138
Pool #745826,
6.00%, 7/1/36	57	59
Pool #747383,
5.50%, 10/1/33	46	45
Pool #755632,
5.00%, 4/1/34	27	27
Pool #772730,
5.00%, 4/1/34	25	25
Pool #790406,
6.00%, 9/1/34	20	20
Pool #793666,
5.50%, 9/1/34	15	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #796250,
5.50%, 11/1/34	$16	$16
Pool #800471,
5.50%, 10/1/34	31	30
Pool #817795,
6.00%, 8/1/36	8	8
Pool #826057,
5.00%, 7/1/35	26	26
Pool #826585,
5.00%, 8/1/35	42	42
Pool #828523,
5.00%, 7/1/35	18	18
Pool #831676,
6.50%, 8/1/36	4	4
Pool #833067,
5.50%, 9/1/35	81	83
Pool #833163,
5.00%, 9/1/35	29	29
Pool #845425,
6.00%, 2/1/36	12	13
Pool #868435,
6.00%, 4/1/36	59	61
Pool #869710,
6.00%, 4/1/36	15	16
Pool #871135,
6.00%, 1/1/37	17	17
Pool #881818,
6.50%, 8/1/36	10	11
Pool #885866,
6.00%, 6/1/36	63	64
Pool #888100,
5.50%, 9/1/36	71	72
Pool #888205,
6.50%, 2/1/37	16	17
Pool #889224,
5.50%, 1/1/37	74	76
Pool #889401,
6.00%, 3/1/38	32	33
Pool #889415,
6.00%, 5/1/37	142	147
Pool #889579,
6.00%, 5/1/38	69	72

NORTHERN FUNDS QUARTERLY REPORT     41    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #889630,
6.50%, 3/1/38	$7	$7
Pool #889970,
5.00%, 12/1/36	52	52
Pool #890234,
6.00%, 10/1/38	31	33
Pool #890796,
3.50%, 12/1/45	581	541
Pool #893363,
5.00%, 6/1/36	11	11
Pool #893366,
5.00%, 4/1/35	26	26
Pool #898417,
6.00%, 10/1/36	10	10
Pool #899079,
5.00%, 3/1/37	19	19
Pool #902414,
5.50%, 11/1/36	52	53
Pool #906090,
5.50%, 1/1/37	55	56
Pool #918515,
5.00%, 6/1/37	31	31
Pool #923123,
5.00%, 4/1/36	8	8
Pool #923166,
7.50%, 1/1/37	5	5
Pool #928261,
4.50%, 3/1/36	35	35
Pool #928584,
6.50%, 8/1/37	101	105
Pool #928909,
6.00%, 12/1/37(8)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	153	147
Pool #931195,
4.50%, 5/1/24	6	6
Pool #932023,
5.00%, 1/1/38	25	25
Pool #932741,
4.50%, 4/1/40	132	130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #934466,
5.50%, 9/1/23	$1	$1
Pool #940623,
5.50%, 8/1/37	9	10
Pool #943388,
6.00%, 6/1/37	35	37
Pool #943617,
6.00%, 8/1/37	16	17
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	21	22
Pool #953018,
6.50%, 10/1/37	33	35
Pool #953910,
6.00%, 11/1/37	20	20
Pool #955771,
6.50%, 10/1/37	11	12
Pool #959604,
6.50%, 11/1/37	5	5
Pool #959880,
5.50%, 11/1/37	5	5
Pool #962687,
5.00%, 4/1/38	38	38
Pool #968037,
6.00%, 1/1/38	23	24
Pool #969632,
6.50%, 1/1/38	16	16
Pool #970013,
4.50%, 6/1/38	67	66
Pool #972452,
5.50%, 3/1/38	43	44
Pool #981854,
5.50%, 7/1/38	15	15
Pool #986760,
5.50%, 7/1/38	104	107
Pool #992472,
6.00%, 10/1/38	8	8
Pool #992491,
4.50%, 10/1/23(8)	—	—
Pool #995018,
5.50%, 6/1/38	23	23

FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #995203,
5.00%, 7/1/35	$157	$158
Pool #995266,
5.00%, 12/1/23(8)	—	—
Pool #995879,
6.00%, 4/1/39	30	31
Pool #AA0649,
5.00%, 12/1/38	116	116
Pool #AA2939,
4.50%, 4/1/39	204	202
Pool #AA4482,
4.00%, 4/1/39	140	134
Pool #AA4562,
4.50%, 9/1/39	175	172
Pool #AA8978,
4.50%, 7/1/39	33	32
Pool #AA9357,
4.50%, 8/1/39	121	119
Pool #AB1048,
4.50%, 5/1/40	176	174
Pool #AB2067,
3.50%, 1/1/41	309	290
Pool #AB2092,
4.00%, 1/1/41	181	174
Pool #AB2272,
4.50%, 2/1/41	244	241
Pool #AB2693,
4.50%, 4/1/41	158	156
Pool #AB2768,
4.50%, 4/1/41	177	175
Pool #AB3035,
5.00%, 5/1/41	301	303
Pool #AB3246,
5.00%, 7/1/41	58	58
Pool #AB4057,
4.00%, 12/1/41	615	591
Pool #AB4293,
3.50%, 1/1/42	335	313
Pool #AB5049,
4.00%, 4/1/42	417	401
Pool #AB6016,
3.50%, 8/1/42	204	191
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AB6472,
2.00%, 10/1/27	$120	$114
Pool #AB7076,
3.00%, 11/1/42	989	893
Pool #AB7503,
3.00%, 1/1/43	358	323
Pool #AB7733,
3.00%, 1/1/43	787	710
Pool #AB8787,
2.00%, 3/1/28	276	259
Pool #AB9019,
3.00%, 4/1/43	404	365
Pool #AB9136,
2.50%, 4/1/43	44	38
Pool #AB9990,
3.00%, 7/1/33	91	85
Pool #AC3263,
4.50%, 9/1/29	51	50
Pool #AC4861,
4.50%, 11/1/24	14	14
Pool #AC5040,
4.00%, 10/1/24	11	11
Pool #AC6118,
4.50%, 11/1/39	72	71
Pool #AC8518,
5.00%, 12/1/39	112	113
Pool #AD0119,
6.00%, 7/1/38	91	94
Pool #AD0585,
4.50%, 12/1/39	188	186
Pool #AD0639,
6.00%, 12/1/38	34	35
Pool #AD0969,
5.50%, 8/1/37	117	120
Pool #AD5241,
4.50%, 7/1/40	86	85
Pool #AD5525,
5.00%, 6/1/40	132	133
Pool #AD5556,
4.00%, 6/1/25	13	13
Pool #AD7859,
5.00%, 6/1/40	63	64

NORTHERN FUNDS QUARTERLY REPORT     43    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AE0949,
4.00%, 2/1/41	$296	$281
Pool #AE0971,
4.00%, 5/1/25	5	5
Pool #AE0981,
3.50%, 3/1/41	223	208
Pool #AE1807,
4.00%, 10/1/40	337	324
Pool #AE3873,
4.50%, 10/1/40	72	71
Pool #AE5436,
4.50%, 10/1/40	86	85
Pool #AE7758,
3.50%, 11/1/25	22	21
Pool #AH0525,
4.00%, 12/1/40	310	298
Pool #AH1295,
3.50%, 1/1/26	48	47
Pool #AH3226,
5.00%, 2/1/41	38	38
Pool #AH4158,
4.00%, 1/1/41	61	58
Pool #AH4450,
3.00%, 1/1/26	24	23
Pool #AH5573,
4.00%, 2/1/41	333	320
Pool #AH5614,
3.50%, 2/1/26	44	43
Pool #AH8854,
4.50%, 4/1/41	77	76
Pool #AI1247,
4.00%, 4/1/26	22	21
Pool #AI3470,
4.50%, 6/1/41	110	109
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.09% Cap), 4.05%, 9/1/41(11)	2	2
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 4.05%, 11/1/41(11)	5	5
Pool #AI5603,
4.50%, 7/1/41	75	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AI7743,
4.00%, 8/1/41	$60	$57
Pool #AI9555,
4.00%, 9/1/41	167	161
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.91% Cap), 4.07%, 11/1/41(11)	4	4
Pool #AJ4093,
3.50%, 10/1/26	14	13
Pool #AJ4408,
4.50%, 10/1/41	69	68
Pool #AJ6086,
3.00%, 12/1/26	45	44
Pool #AJ9152,
3.50%, 12/1/26	185	179
Pool #AJ9218,
4.00%, 2/1/42	278	268
Pool #AJ9326,
3.50%, 1/1/42	579	542
Pool #AJ9355,
3.00%, 1/1/27	101	97
Pool #AK4813,
3.50%, 3/1/42	198	185
Pool #AK4945,
3.50%, 2/1/42	157	147
Pool #AK7766,
2.50%, 3/1/27	125	119
Pool #AK9444,
4.00%, 3/1/42	34	33
Pool #AL0442,
5.50%, 6/1/40	36	37
Pool #AL1849,
6.00%, 2/1/39	140	145
Pool #AL1939,
3.50%, 6/1/42	509	477
Pool #AL2243,
4.00%, 3/1/42	361	348
Pool #AL2303,
4.50%, 6/1/26	12	12
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.72%, 1.72% Floor, 7.77% Cap), 4.00%, 8/1/42(11)	5	5

FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AL3396,
2.50%, 3/1/28	$130	$124
Pool #AL3803,
3.00%, 6/1/28	216	207
Pool #AL4408,
4.50%, 11/1/43	488	479
Pool #AL4462,
2.50%, 6/1/28	246	234
Pool #AL4908,
4.00%, 2/1/44	413	396
Pool #AL5167,
3.50%, 1/1/34	93	88
Pool #AL5254,
3.00%, 11/1/27	151	146
Pool #AL5377,
4.00%, 6/1/44	1,179	1,133
Pool #AL5734,
3.50%, 9/1/29	249	239
Pool #AL5785,
4.00%, 9/1/44	685	656
Pool #AL6488,
3.50%, 8/1/43	268	251
Pool #AL7807,
3.00%, 11/1/30	228	217
Pool #AL8469,
3.50%, 4/1/31	158	152
Pool #AL8908,
3.00%, 8/1/46	386	348
Pool #AL8951,
3.00%, 8/1/46	338	303
Pool #AL9582,
3.00%, 12/1/31	405	381
Pool #AO0752,
3.00%, 4/1/42	219	198
Pool #AO0800,
3.00%, 4/1/27	100	96
Pool #AO4136,
3.50%, 6/1/42	285	267
Pool #AO7970,
2.50%, 6/1/27	70	67
Pool #AO8629,
3.50%, 7/1/42	113	105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AP6273,
3.00%, 10/1/42	$289	$261
Pool #AQ6784,
3.50%, 12/1/42	274	257
Pool #AQ8185,
2.50%, 1/1/28	53	51
Pool #AQ8647,
3.50%, 12/1/42	454	425
Pool #AR1706,
2.50%, 1/1/28	732	697
Pool #AR3054,
3.00%, 1/1/28	193	185
Pool #AR3792,
3.00%, 2/1/43	237	214
Pool #AR8151,
3.00%, 3/1/43	511	461
Pool #AR9188,
2.50%, 3/1/43	69	60
Pool #AR9582,
3.00%, 3/1/43	185	167
Pool #AS0018,
3.00%, 7/1/43	207	187
Pool #AS0275,
3.00%, 8/1/33	121	113
Pool #AS3294,
4.00%, 9/1/44	406	389
Pool #AS3600,
3.00%, 10/1/29	513	489
Pool #AS3657,
4.50%, 10/1/44	241	237
Pool #AS4085,
4.00%, 12/1/44	198	189
Pool #AS4306,
3.00%, 1/1/45	280	253
Pool #AS4458,
3.50%, 2/1/45	1,125	1,047
Pool #AS4715,
3.00%, 4/1/45	412	372
Pool #AS5090,
2.50%, 6/1/30	130	121
Pool #AS5324,
2.50%, 7/1/30	235	218

NORTHERN FUNDS QUARTERLY REPORT     45    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AS5500,
3.00%, 7/1/35	$122	$114
Pool #AS5666,
4.00%, 8/1/45	273	261
Pool #AS5892,
3.50%, 10/1/45	307	285
Pool #AS6192,
3.50%, 11/1/45	913	849
Pool #AS6262,
3.50%, 11/1/45	394	366
Pool #AS6332,
3.50%, 12/1/45	452	420
Pool #AS6398,
3.50%, 12/1/45	329	306
Pool #AS6730,
3.50%, 2/1/46	500	467
Pool #AS6887,
2.50%, 3/1/31	262	244
Pool #AS7149,
3.00%, 5/1/46	639	574
Pool #AS7157,
3.00%, 5/1/46	224	201
Pool #AS7247,
4.00%, 5/1/46	115	110
Pool #AS7343,
3.00%, 6/1/46	219	196
Pool #AS7480,
2.00%, 7/1/31	69	63
Pool #AS7580,
3.00%, 7/1/46	262	234
Pool #AS8067,
3.00%, 10/1/46	598	535
Pool #AS8074,
3.00%, 10/1/46	196	175
Pool #AS8178,
3.00%, 10/1/36	71	66
Pool #AS8194,
2.50%, 10/1/31	933	864
Pool #AS8424,
3.00%, 12/1/36	119	110
Pool #AS8483,
3.00%, 12/1/46	391	352
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AS8591,
2.00%, 1/1/32	$154	$140
Pool #AS8699,
4.00%, 1/1/47	671	640
Pool #AS8960,
4.00%, 3/1/47	232	220
Pool #AS9505,
3.00%, 4/1/32	244	229
Pool #AS9615,
4.50%, 5/1/47	147	145
Pool #AT0666,
3.50%, 4/1/43	248	232
Pool #AT2720,
3.00%, 5/1/43	514	464
Pool #AT3180,
3.00%, 5/1/43	254	229
Pool #AU1657,
2.50%, 7/1/28	136	129
Pool #AU1689,
3.50%, 8/1/43	1,133	1,057
Pool #AU3164,
3.00%, 8/1/33	114	107
Pool #AU5918,
3.00%, 9/1/43	612	553
Pool #AU5919,
3.50%, 9/1/43	404	377
Pool #AV2339,
4.00%, 12/1/43	198	190
Pool #AW8167,
3.50%, 2/1/42	181	169
Pool #AW8595,
3.00%, 8/1/29	118	113
Pool #AX2163,
3.50%, 11/1/44	208	193
Pool #AX4413,
4.00%, 11/1/44	322	307
Pool #AX4839,
3.50%, 11/1/44	334	311
Pool #AX6139,
4.00%, 11/1/44	537	513
Pool #AY0544,
2.50%, 8/1/27	276	264

FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #AY3062,
3.00%, 11/1/26	$94	$91
Pool #AY9555,
3.00%, 5/1/45	313	283
Pool #AZ1449,
3.00%, 7/1/45	221	199
Pool #AZ2936,
3.00%, 9/1/45	162	146
Pool #AZ2947,
4.00%, 9/1/45	301	288
Pool #AZ4775,
3.50%, 10/1/45	213	199
Pool #AZ6684,
3.00%, 2/1/31	341	321
Pool #BA2911,
3.00%, 11/1/30	118	112
Pool #BC0326,
3.50%, 12/1/45	161	150
Pool #BC0822,
3.50%, 4/1/46	1,357	1,262
Pool #BC1105,
3.50%, 2/1/46	600	558
Pool #BC1510,
3.00%, 8/1/46	203	181
Pool #BC9096,
3.50%, 12/1/46	279	259
Pool #BE3171,
2.50%, 2/1/32	284	263
Pool #BH1130,
3.50%, 4/1/32	174	167
Pool #BH7032,
3.50%, 12/1/47	125	115
Pool #BH7106,
3.50%, 1/1/48	287	265
Pool #BH9215,
3.50%, 1/1/48	528	488
Pool #BJ0648,
3.50%, 3/1/48	290	267
Pool #BJ9181,
5.00%, 5/1/48	257	255
Pool #BJ9260,
4.00%, 4/1/48	232	221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #BJ9977,
4.00%, 5/1/48	$173	$164
Pool #BK0276,
4.00%, 9/1/48	94	89
Pool #BK0920,
4.00%, 7/1/48	406	387
Pool #BK0922,
4.50%, 7/1/48	69	68
Pool #BK3044,
2.50%, 9/1/50	477	407
Pool #BK4740,
4.00%, 8/1/48	120	115
Pool #BK4764,
4.00%, 8/1/48	115	109
Pool #BK4816,
4.00%, 9/1/48	172	164
Pool #BM1787,
4.00%, 9/1/47	641	612
Pool #BM2001,
3.50%, 12/1/46	82	76
Pool #BM3286,
4.50%, 11/1/47	48	48
Pool #BM5288,
3.50%, 1/1/34	141	134
Pool #BM5466,
2.50%, 10/1/43	373	322
Pool #BM5804,
5.00%, 1/1/49	237	236
Pool #BN1176,
4.50%, 11/1/48	103	101
Pool #BN1628,
4.50%, 11/1/48	77	75
Pool #BN5947,
3.50%, 6/1/49	175	162
Pool #BN6097,
4.00%, 6/1/49	701	666
Pool #BN6683,
3.50%, 6/1/49	264	244
Pool #BN8985,
2.00%, 3/1/51	347	285
Pool #BN9007,
2.00%, 3/1/51	2,230	1,834

NORTHERN FUNDS QUARTERLY REPORT     47    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #BO1012,
3.50%, 8/1/49	$102	$94
Pool #BO1021,
3.50%, 8/1/49	128	118
Pool #BO1169,
3.50%, 7/1/49	86	79
Pool #BO1444,
3.00%, 10/1/49	215	191
Pool #BO1461,
3.00%, 10/1/49	125	111
Pool #BO3181,
2.50%, 10/1/49	460	393
Pool #BO4708,
3.00%, 11/1/49	390	346
Pool #BO8620,
3.00%, 12/1/49	426	379
Pool #BP3454,
2.00%, 5/1/36	477	423
Pool #BP4660,
2.50%, 5/1/50	134	115
Pool #BP6496,
2.00%, 7/1/35	725	647
Pool #BP6626,
2.00%, 8/1/50	870	713
Pool #BP6683,
2.50%, 9/1/50	598	510
Pool #BP7273,
2.50%, 8/1/50	367	313
Pool #BP7585,
2.00%, 9/1/50	2,899	2,384
Pool #BQ0202,
2.50%, 8/1/50	480	411
Pool #BQ1147,
2.50%, 10/1/50	672	573
Pool #BQ1351,
2.50%, 8/1/50	583	497
Pool #BQ4077,
2.00%, 12/1/50	894	735
Pool #BQ5056,
2.00%, 10/1/50	338	278
Pool #BQ5979,
2.00%, 11/1/50	1,484	1,220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #BR1035,
2.00%, 5/1/51	$5,804	$4,751
Pool #BR4450,
1.50%, 2/1/36	720	621
Pool #BR6042,
2.00%, 2/1/51	2,044	1,678
Pool #BR9755,
2.00%, 4/1/51	1,452	1,201
Pool #BR9761,
2.00%, 4/1/51	1,065	873
Pool #BT1034,
2.00%, 7/1/51	1,983	1,629
Pool #BT4528,
2.50%, 9/1/51	10,057	8,667
Pool #BT8308,
4.50%, 8/1/52	857	824
Pool #BT9031,
2.00%, 8/1/41	871	740
Pool #BU0066,
2.50%, 10/1/51	1,054	895
Pool #BX1915,
6.00%, 1/1/53	984	1,002
Pool #BY0545,
5.00%, 5/1/53	2,364	2,317
Pool #CA0110,
3.50%, 8/1/47	244	225
Pool #CA0619,
4.00%, 10/1/47	72	69
Pool #CA0620,
4.00%, 10/1/47	923	880
Pool #CA0656,
3.50%, 11/1/47	719	664
Pool #CA0859,
3.50%, 12/1/47	514	475
Pool #CA0917,
3.50%, 12/1/47	429	396
Pool #CA1370,
4.00%, 3/1/48	240	230
Pool #CA1378,
4.00%, 3/1/48	186	177
Pool #CA1564,
4.50%, 4/1/48	83	81

FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #CA1711,
4.50%, 5/1/48	$252	$247
Pool #CA1902,
4.50%, 6/1/48	258	253
Pool #CA1909,
4.50%, 6/1/48	127	124
Pool #CA1951,
4.00%, 7/1/48	135	129
Pool #CA1952,
4.50%, 6/1/48	58	57
Pool #CA2056,
4.50%, 7/1/48	73	72
Pool #CA2208,
4.50%, 8/1/48	78	76
Pool #CA2256,
3.50%, 8/1/33	136	130
Pool #CA2366,
3.50%, 9/1/48	78	72
Pool #CA2375,
4.00%, 9/1/48	349	334
Pool #CA2559,
4.00%, 11/1/33	152	148
Pool #CA2729,
4.50%, 11/1/48	339	332
Pool #CA3640,
4.00%, 6/1/49	324	309
Pool #CA4029,
4.00%, 8/1/49	870	828
Pool #CA4143,
3.00%, 9/1/49	2,607	2,316
Pool #CA4420,
3.00%, 10/1/49	390	347
Pool #CA4792,
3.00%, 12/1/49	224	199
Pool #CA5020,
3.50%, 1/1/50	468	431
Pool #CA5452,
3.00%, 3/1/50	723	641
Pool #CA5508,
3.00%, 4/1/50	887	785
Pool #CA5700,
2.50%, 5/1/50	14,494	12,457
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #CA6072,
2.50%, 6/1/50	$367	$313
Pool #CA6074,
2.50%, 6/1/50	515	440
Pool #CA6144,
2.50%, 6/1/50	609	519
Pool #CA6290,
3.00%, 7/1/50	472	419
Pool #CA6305,
2.50%, 7/1/50	1,041	888
Pool #CA6339,
2.50%, 7/1/50	1,037	885
Pool #CA6346,
2.50%, 7/1/50	602	514
Pool #CA6563,
2.50%, 8/1/35	523	477
Pool #CA6601,
2.50%, 8/1/50	451	385
Pool #CA6951,
2.50%, 9/1/50	426	363
Pool #CA6962,
2.50%, 9/1/50	619	530
Pool #CA7019,
2.00%, 9/1/50	1,175	967
Pool #CA7216,
2.00%, 10/1/50	2,580	2,122
Pool #CA7232,
2.50%, 10/1/50	1,204	1,027
Pool #CA7600,
2.50%, 11/1/50	1,222	1,042
Pool #CA7697,
1.50%, 11/1/50	2,337	1,812
Pool #CA7736,
2.50%, 11/1/50	1,204	1,028
Pool #CA8043,
2.50%, 12/1/50	753	644
Pool #CA9143,
2.00%, 2/1/36	906	808
Pool #CA9355,
2.00%, 3/1/41	485	415
Pool #CA9418,
1.50%, 3/1/36	528	458

NORTHERN FUNDS QUARTERLY REPORT     49    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #CB0325,
2.00%, 4/1/51	$1,666	$1,366
Pool #CB1903,
2.50%, 10/1/51	1,679	1,442
Pool #CB2049,
2.50%, 11/1/51	1,781	1,513
Pool #CB2079,
2.00%, 11/1/51	5,362	4,381
Pool #CB3597,
3.50%, 5/1/52	1,616	1,473
Pool #CB3705,
3.00%, 5/1/37	269	251
Pool #CB4377,
4.00%, 8/1/52	565	530
Pool #CB5094,
11/1/52(12)	1,337	1,392
Pool #FM1496,
3.50%, 9/1/49	1,314	1,212
Pool #FM1708,
3.00%, 12/1/45	255	231
Pool #FM1742,
3.00%, 10/1/49	239	213
Pool #FM1938,
4.50%, 9/1/49	412	403
Pool #FM2305,
3.50%, 2/1/50	619	570
Pool #FM2715,
3.00%, 3/1/50	161	143
Pool #FM2778,
3.00%, 3/1/50	1,024	910
Pool #FM2963,
3.00%, 2/1/50	4,447	3,976
Pool #FM3125,
3.50%, 3/1/50	922	854
Pool #FM3225,
3.00%, 5/1/50	592	527
Pool #FM3610,
4.00%, 6/1/50	317	302
Pool #FM3747,
2.50%, 8/1/50	972	830
Pool #FM3969,
2.50%, 8/1/43	382	329
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #FM4055,
2.50%, 8/1/50	$6,456	$5,509
Pool #FM4149,
3.00%, 9/1/50	3,024	2,680
Pool #FM4193,
2.50%, 9/1/50	683	587
Pool #FM4476,
2.00%, 10/1/50	1,724	1,418
Pool #FM4544,
2.00%, 10/1/50	932	767
Pool #FM4598,
2.00%, 11/1/40	211	181
Pool #FM4633,
2.00%, 10/1/50	926	763
Pool #FM4734,
2.00%, 11/1/35	1,164	1,038
Pool #FM4762,
2.00%, 11/1/50	1,397	1,156
Pool #FM4799,
2.00%, 11/1/50	764	628
Pool #FM4868,
2.00%, 11/1/50	1,318	1,086
Pool #FM4934,
2.00%, 11/1/35	708	633
Pool #FM4951,
1.50%, 11/1/35	571	493
Pool #FM5026,
2.00%, 12/1/50	1,283	1,057
Pool #FM5087,
2.00%, 12/1/50	505	415
Pool #FM5210,
2.00%, 12/1/50	2,348	1,952
Pool #FM5534,
2.00%, 1/1/41	312	267
Pool #FM5570,
2.00%, 1/1/36	705	628
Pool #FM5580,
1.50%, 1/1/36	719	621
Pool #FM5849,
2.00%, 12/1/50	968	796
Pool #FM6055,
2.00%, 2/1/51	1,988	1,632

FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #FM6099,
2.00%, 2/1/51	$1,937	$1,592
Pool #FM6338,
2.00%, 2/1/51	1,211	995
Pool #FM6496,
2.00%, 2/1/51	573	474
Pool #FM6511,
2.00%, 3/1/36	1,983	1,768
Pool #FM6550,
2.00%, 3/1/51	399	329
Pool #FM6943,
2.00%, 4/1/51	1,350	1,116
Pool #FM6964,
2.00%, 5/1/51	1,082	895
Pool #FM6991,
2.00%, 4/1/51	1,596	1,310
Pool #FM7078,
2.00%, 4/1/51	1,292	1,070
Pool #FM7080,
2.00%, 4/1/51	663	549
Pool #FM7360,
2.00%, 5/1/41	419	358
Pool #FM7411,
2.00%, 5/1/51	3,233	2,646
Pool #FM7429,
1.50%, 5/1/36	1,657	1,437
Pool #FM7622,
2.00%, 5/1/51	849	703
Pool #FM8146,
2.00%, 7/1/36	1,583	1,404
Pool #FM8848,
2.50%, 9/1/41	864	757
Pool #FS0153,
2.00%, 12/1/36	2,548	2,260
Pool #FS1096,
2.00%, 1/1/51	1,403	1,154
Pool #FS2039,
2.00%, 2/1/51	925	761
Pool #FS2442,
4.00%, 7/1/52	884	833
Pool #FS2815,
4.00%, 9/1/52	478	453
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #FS3086,
5.50%, 10/1/52	$1,847	$1,844
Pool #FS3402,
5.00%, 11/1/52	390	383
Pool #FS3421,
5.00%, 12/1/52	392	384
Pool #FS3452,
5.00%, 12/1/52	680	677
Pool #FS3747,
5.50%, 12/1/52	759	758
Pool #FS3762,
5.00%, 12/1/52	489	480
Pool #FS3921,
5.50%, 2/1/53	485	489
Pool #FS4041,
5.50%, 3/1/53	691	688
Pool #FS4485,
6.00%, 5/1/53	683	693
Pool #FS4522,
5/1/53(12)	196	192
Pool #FS4842,
6/1/53(12)	300	300
Pool #FS5115,
6/1/53(12)	500	498
Pool #MA0361,
4.00%, 3/1/30	42	41
Pool #MA0711,
3.50%, 4/1/31	77	74
Pool #MA0976,
3.50%, 2/1/32	171	165
Pool #MA1138,
3.50%, 8/1/32	132	127
Pool #MA1141,
3.00%, 8/1/32	62	58
Pool #MA1200,
3.00%, 10/1/32	356	333
Pool #MA1511,
2.50%, 7/1/33	121	110
Pool #MA2320,
3.00%, 7/1/35	278	259
Pool #MA2473,
3.50%, 12/1/35	111	105

NORTHERN FUNDS QUARTERLY REPORT     51    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #MA2512,
4.00%, 1/1/46	$137	$131
Pool #MA2670,
3.00%, 7/1/46	617	553
Pool #MA2672,
3.00%, 7/1/36	140	129
Pool #MA2705,
3.00%, 8/1/46	448	402
Pool #MA2737,
3.00%, 9/1/46	205	183
Pool #MA2771,
3.00%, 10/1/46	224	200
Pool #MA2775,
2.50%, 10/1/31	137	127
Pool #MA2781,
2.50%, 10/1/46	166	143
Pool #MA2804,
3.00%, 11/1/36	270	250
Pool #MA2817,
2.50%, 11/1/36	109	98
Pool #MA2841,
2.50%, 12/1/36	44	39
Pool #MA2863,
3.00%, 1/1/47	3,681	3,298
Pool #MA2895,
3.00%, 2/1/47	227	203
Pool #MA3028,
3.50%, 6/1/37	208	197
Pool #MA3057,
3.50%, 7/1/47	351	324
Pool #MA3058,
4.00%, 7/1/47	131	125
Pool #MA3059,
3.50%, 7/1/37	34	32
Pool #MA3073,
4.50%, 7/1/47	280	275
Pool #MA3127,
3.00%, 9/1/37	85	78
Pool #MA3150,
4.50%, 10/1/47	152	150
Pool #MA3181,
3.50%, 11/1/37	55	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #MA3182,
3.50%, 11/1/47	$427	$394
Pool #MA3184,
4.50%, 11/1/47	50	49
Pool #MA3185,
3.00%, 11/1/37	93	85
Pool #MA3188,
3.00%, 11/1/32	298	281
Pool #MA3211,
4.00%, 12/1/47	81	77
Pool #MA3239,
4.00%, 1/1/48	348	332
Pool #MA3276,
3.50%, 2/1/48	351	324
Pool #MA3281,
4.00%, 2/1/38	197	189
Pool #MA3334,
4.50%, 4/1/48	268	263
Pool #MA3385,
4.50%, 6/1/48	92	90
Pool #MA3413,
4.00%, 7/1/38	35	33
Pool #MA3443,
4.00%, 8/1/48	84	80
Pool #MA3444,
4.50%, 8/1/48	80	78
Pool #MA3467,
4.00%, 9/1/48	80	77
Pool #MA3492,
4.00%, 10/1/38	29	28
Pool #MA3547,
3.00%, 12/1/33	169	159
Pool #MA3590,
4.00%, 2/1/39	30	29
Pool #MA3685,
3.00%, 6/1/49	136	121
Pool #MA3692,
3.50%, 7/1/49	106	97
Pool #MA3695,
3.00%, 7/1/34	64	60
Pool #MA3744,
3.00%, 8/1/49	153	136

FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #MA3765,
2.50%, 9/1/49	$319	$272
Pool #MA3870,
2.50%, 12/1/49	164	140
Pool #MA3871,
3.00%, 12/1/49	154	137
Pool #MA3896,
2.50%, 1/1/35	974	888
Pool #MA3898,
3.50%, 1/1/35	320	305
Pool #MA3902,
2.50%, 1/1/50	159	136
Pool #MA3934,
3.00%, 2/1/40	101	91
Pool #MA3958,
3.00%, 3/1/40	106	96
Pool #MA4013,
2.50%, 5/1/35	209	191
Pool #MA4014,
3.00%, 5/1/35	334	313
Pool #MA4016,
2.50%, 5/1/40	379	335
Pool #MA4053,
2.50%, 6/1/35	858	783
Pool #MA4071,
2.00%, 7/1/40	278	239
Pool #MA4072,
2.50%, 7/1/40	234	207
Pool #MA4078,
2.50%, 7/1/50	1,346	1,150
Pool #MA4093,
2.00%, 8/1/40	152	131
Pool #MA4094,
2.50%, 8/1/40	259	229
Pool #MA4096,
2.50%, 8/1/50	842	719
Pool #MA4099,
2.50%, 8/1/35	866	791
Pool #MA4100,
2.00%, 8/1/50	1,652	1,359
Pool #MA4119,
2.00%, 9/1/50	1,944	1,599
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #MA4122,
1.50%, 9/1/35	$300	$259
Pool #MA4123,
2.00%, 9/1/35	1,059	945
Pool #MA4128,
2.00%, 9/1/40	436	375
Pool #MA4129,
2.50%, 9/1/40	269	238
Pool #MA4153,
2.50%, 10/1/40	125	111
Pool #MA4154,
1.50%, 10/1/35	454	392
Pool #MA4155,
2.00%, 10/1/35	1,154	1,029
Pool #MA4176,
2.00%, 11/1/40	767	652
Pool #MA4181,
1.50%, 11/1/50	2,465	1,907
Pool #MA4232,
2.00%, 1/1/41	373	320
Pool #MA4254,
1.50%, 2/1/51	543	421
Pool #MA4266,
1.50%, 2/1/41	1,030	839
Pool #MA4278,
1.50%, 3/1/36	2,019	1,743
Pool #MA4280,
1.50%, 3/1/51	940	727
Pool #MA4310,
1.50%, 4/1/41	331	269
Pool #MA4333,
2.00%, 5/1/41	574	489
Pool #MA4342,
1.50%, 5/1/41	169	137
Pool #MA4496,
1.50%, 12/1/36	1,293	1,115
Pool #MA4692,
2.50%, 8/1/37	181	165
Pool #MA4805,
4.50%, 11/1/52	2,603	2,503
Pool #MA4823,
4.50%, 10/1/37	263	258

NORTHERN FUNDS QUARTERLY REPORT     53    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Fannie Mae – 13.9%continued
Pool #MA5039,
5.50%, 6/1/53	$795	$791
Pool TBA,
7/1/52(12)	26,200	22,645
7/1/53(12)	32,100	30,700
		314,420
Federal Farm Credit Bank – 0.1%
0.73%, 5/27/25	2,000	1,833
Federal Farm Credit Banks Funding Corp.,
3.32%, 2/25/26	520	502
4.75%, 3/9/26	1,180	1,180
		3,515
Federal Home Loan Bank – 0.1%
1.10%, 8/20/26	2,000	1,794
3.25%, 11/16/28	1,000	956
5.50%, 7/15/36	500	564
		3,314
Freddie Mac – 9.4%
Federal Home Loan Mortgage Corp.,
5.65%, 3/7/25	1,100	1,095
0.38%, 7/21/25	500	456
0.38%, 9/23/25	2,500	2,268
6.75%, 3/15/31	700	822
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	500	483
Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2,
3.01%, 7/25/25	500	479
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	236
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	375
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	$250	$234
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,
3.12%, 9/25/26	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	332
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	236
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	142
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	189
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	143
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	194

FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	$150	$145
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	194
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	340
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	195
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	193
Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,
3.69%, 1/25/29	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,
3.42%, 2/25/29	500	472
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	142
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	281
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	$200	$184
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	275
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	223
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	218
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	200	170
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	500	412
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	407
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	405
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	406
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	205

NORTHERN FUNDS QUARTERLY REPORT     55    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	$200	$162
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	249
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	168
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	427
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	284
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	92
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	91
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	89
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	86
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	$100	$76
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	147
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	150	111
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	112
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	150	117
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	77
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	475
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	93
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	95

FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	$390	$379
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	498	483
Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,
3.21%, 2/25/26	200	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,
2.86%, 5/25/26	148	140
Pool #QA0127,
3.50%, 6/1/49	600	554
Pool #QA1132,
3.50%, 7/1/49	180	166
Pool #QA1263,
3.50%, 7/1/49	225	208
Pool #QA1752,
3.50%, 8/1/49	1,199	1,106
Pool #QA1883,
4.00%, 8/1/49	384	366
Pool #QA3149,
3.00%, 10/1/49	362	323
Pool #QA4699,
3.00%, 11/1/49	212	188
Pool #QA8043,
3.00%, 3/1/50	1,656	1,470
Pool #QB0211,
2.50%, 6/1/50	512	437
Pool #QB2516,
2.50%, 8/1/50	385	328
Pool #QB2545,
2.00%, 8/1/50	2,129	1,750
Pool #QB2682,
2.50%, 8/1/50	444	378
Pool #QB2966,
2.50%, 9/1/50	147	126
Pool #QB3199,
2.00%, 9/1/50	742	610
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #QB4467,
2.00%, 10/1/50	$1,404	$1,156
Pool #QB5079,
2.00%, 11/1/50	1,694	1,402
Pool #QB5128,
2.00%, 10/1/50	1,113	915
Pool #QB5507,
2.00%, 11/1/50	763	629
Pool #QB6246,
2.00%, 12/1/50	374	310
Pool #QB6448,
2.00%, 12/1/50	1,151	947
Pool #QB8131,
2.00%, 2/1/51	3,681	3,026
Pool #QB8132,
2.00%, 1/1/51	4,993	4,105
Pool #QB9266,
2.00%, 3/1/51	511	421
Pool #QB9410,
2.00%, 1/1/51	1,479	1,214
Pool #QC1443,
2.00%, 5/1/51	2,023	1,672
Pool #QC1809,
2.00%, 5/1/51	500	410
Pool #QC2062,
2.00%, 5/1/51	809	663
Pool #QC3259,
2.00%, 6/1/51	3,099	2,557
Pool #QC9442,
2.50%, 10/1/51	4,202	3,575
Pool #QD0822,
3.00%, 11/1/51	1,216	1,081
Pool #QD2146,
2.00%, 12/1/51	2,541	2,079
Pool #QE9161,
4.50%, 9/1/52	836	804
Pool #QF7121,
5.50%, 2/1/53	971	969
Pool #QK0622,
1.50%, 2/1/41	552	449
Pool #QN0818,
2.50%, 10/1/34	266	244

NORTHERN FUNDS QUARTERLY REPORT     57    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #QN4614,
1.50%, 12/1/35	$223	$192
Pool #QN5018,
2.00%, 1/1/36	1,375	1,225
Pool #QN5866,
2.00%, 4/1/36	747	663
Pool #QN6394,
1.50%, 5/1/36	1,776	1,533
Pool #QN8899,
2.00%, 12/1/36	854	757
Pool #RA1196,
4.00%, 8/1/49	805	766
Pool #RA1343,
3.00%, 9/1/49	2,329	2,070
Pool #RA1493,
3.00%, 10/1/49	3,393	3,023
Pool #RA1501,
3.00%, 10/1/49	134	119
Pool #RA2010,
3.50%, 1/1/50	262	242
Pool #RA2117,
3.00%, 2/1/50	332	296
Pool #RA2386,
3.00%, 4/1/50	829	735
Pool #RA2457,
3.00%, 4/1/50	514	458
Pool #RA2677,
2.00%, 6/1/50	2,003	1,649
Pool #RA2730,
2.50%, 6/1/50	305	261
Pool #RA2790,
2.50%, 6/1/50	484	413
Pool #RA2853,
2.50%, 6/1/50	613	523
Pool #RA2959,
2.50%, 7/1/50	562	480
Pool #RA3086,
2.50%, 7/1/50	421	360
Pool #RA3306,
2.50%, 8/1/50	387	330
Pool #RA3524,
2.00%, 9/1/50	2,092	1,721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #RA3563,
2.00%, 9/1/50	$1,038	$854
Pool #RA3578,
2.00%, 9/1/50	1,352	1,111
Pool #RA3580,
2.00%, 9/1/50	1,281	1,053
Pool #RA3653,
1.50%, 10/1/50	643	499
Pool #RA3662,
2.50%, 10/1/50	630	538
Pool #RA3663,
2.50%, 10/1/50	656	561
Pool #RA3723,
2.00%, 10/1/50	1,333	1,096
Pool #RA3765,
2.50%, 10/1/50	640	547
Pool #RA3908,
1.50%, 11/1/50	586	454
Pool #RA3913,
2.50%, 11/1/50	7,356	6,329
Pool #RA4209,
1.50%, 12/1/50	1,858	1,440
Pool #RA4218,
2.50%, 12/1/50	7,999	6,825
Pool #RA5204,
2.00%, 5/1/51	1,635	1,337
Pool #RA5373,
2.00%, 6/1/51	778	640
Pool #RA6333,
2.00%, 11/1/51	4,037	3,294
Pool #RA6340,
2.50%, 11/1/51	2,710	2,305
Pool #RA7097,
3.50%, 4/1/52	926	845
Pool #RA7099,
2.00%, 1/1/51	2,964	2,438
Pool #RA8791,
5.00%, 4/1/53	1,366	1,340
Pool #RB0452,
2.00%, 2/1/41	866	742
Pool #RB5032,
2.50%, 2/1/40	76	67

FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #RB5033,
3.00%, 2/1/40	$281	$257
Pool #RB5043,
2.50%, 4/1/40	138	122
Pool #RB5048,
2.50%, 5/1/40	76	68
Pool #RB5059,
2.50%, 7/1/40	97	85
Pool #RB5066,
2.50%, 8/1/40	261	231
Pool #RB5072,
2.50%, 9/1/40	268	237
Pool #RB5076,
2.00%, 8/1/40	551	474
Pool #RB5078,
2.50%, 10/1/40	183	161
Pool #RB5085,
2.00%, 11/1/40	494	424
Pool #RB5090,
2.00%, 12/1/40	583	500
Pool #RB5095,
2.00%, 1/1/41	372	317
Pool #RB5100,
2.00%, 2/1/41	305	262
Pool #RB5110,
1.50%, 5/1/41	1,178	958
Pool #RB5111,
2.00%, 5/1/41	494	422
Pool #RB5131,
2.00%, 10/1/41	870	740
Pool #RC1857,
1.50%, 2/1/36	1,295	1,117
Pool #RC2045,
2.00%, 6/1/36	291	258
Pool #SB0048,
3.00%, 8/1/34	494	461
Pool #SB0330,
2.00%, 5/1/35	412	367
Pool #SB0434,
2.00%, 10/1/35	704	627
Pool #SB0507,
2.00%, 3/1/36	1,301	1,161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #SB0571,
2.00%, 10/1/36	$1,290	$1,144
Pool #SB0726,
4.00%, 8/1/37	378	365
Pool #SB8045,
2.50%, 5/1/35	177	162
Pool #SB8046,
3.00%, 5/1/35	311	291
Pool #SB8049,
2.50%, 6/1/35	592	541
Pool #SB8057,
2.00%, 8/1/35	607	541
Pool #SB8058,
2.50%, 8/1/35	704	643
Pool #SB8061,
2.00%, 9/1/35	1,074	958
Pool #SB8067,
1.50%, 9/1/35	275	237
Pool #SB8068,
1.50%, 10/1/35	298	257
Pool #SB8069,
2.00%, 10/1/35	856	764
Pool #SB8073,
1.50%, 11/1/35	384	332
Pool #SB8078,
1.50%, 12/1/35	812	700
Pool #SB8083,
1.50%, 1/1/36	469	405
Pool #SB8092,
1.50%, 3/1/36	839	724
Pool #SB8122,
1.50%, 10/1/36	1,758	1,517
Pool #SB8206,
5.00%, 1/1/38	184	183
Pool #SB8208,
5.50%, 1/1/38	91	91
Pool #SB8501,
2.00%, 8/1/35	697	621
Pool #SD0163,
3.00%, 12/1/49	637	567
Pool #SD0261,
3.00%, 2/1/50	249	221

NORTHERN FUNDS QUARTERLY REPORT     59    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #SD0262,
3.50%, 2/1/50	$413	$384
Pool #SD0410,
2.50%, 8/1/50	1,293	1,107
Pool #SD0414,
2.50%, 8/1/50	240	205
Pool #SD0467,
2.00%, 12/1/50	590	485
Pool #SD0537,
2.00%, 3/1/51	3,268	2,686
Pool #SD0608,
2.50%, 5/1/51	3,189	2,751
Pool #SD0764,
2.50%, 10/1/51	2,568	2,182
Pool #SD1592,
4.00%, 8/1/52	762	715
Pool #SD1596,
4.00%, 9/1/52	671	633
Pool #SD1855,
5.00%, 9/1/52	578	567
Pool #SD1958,
5.00%, 11/1/52	391	388
Pool #SD2236,
5.50%, 11/1/52	1,260	1,258
Pool #SD2258,
5.00%, 1/1/53	696	684
Pool #SD2266,
5.00%, 1/1/53	694	681
Pool #SD2666,
5.00%, 3/1/53	693	679
Pool #SD2693,
4/1/53(12)	696	723
Pool #SD2922,
5.00%, 5/1/53	497	487
Pool #SD2936,
4/1/53(12)	399	393
Pool #SD3074,
5/1/53(12)	199	198
5.50%, 5/1/53	797	794
Pool #SD7512,
3.00%, 2/1/50	533	476
Pool #SD7536,
2.50%, 2/1/51	6,025	5,176
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #SD7537,
2.00%, 3/1/51	$3,223	$2,648
Pool #SD7539,
2.00%, 4/1/51	3,198	2,646
Pool #SD7541,
2.00%, 5/1/51	2,188	1,808
Pool #SD8019,
4.50%, 10/1/49	373	363
Pool #SD8023,
2.50%, 11/1/49	300	257
Pool #SD8029,
2.50%, 12/1/49	337	288
Pool #SD8037,
2.50%, 1/1/50	342	292
Pool #SD8083,
2.50%, 8/1/50	771	658
Pool #SD8090,
2.00%, 9/1/50	2,391	1,967
Pool #SD8097,
2.00%, 8/1/50	2,098	1,726
Pool #SD8104,
1.50%, 11/1/50	4,084	3,158
Pool #SD8112,
1.50%, 12/1/50	1,214	939
Pool #SD8139,
1.50%, 4/1/51	2,327	1,799
Pool #SD8266,
4.50%, 11/1/52	2,601	2,501
Pool #SD8331,
5.50%, 6/1/53	695	692
Pool #SD8332,
6.00%, 6/1/53	793	800
Pool #ZA1036,
4.50%, 2/1/40	76	75
Pool #ZA1159,
3.50%, 4/1/42	225	210
Pool #ZA1165,
3.50%, 4/1/42	320	299
Pool #ZA1254,
3.00%, 10/1/42	1,004	907
Pool #ZA1334,
3.50%, 7/1/42	112	105

FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZA1361,
3.50%, 5/1/43	$164	$153
Pool #ZA1375,
4.00%, 9/1/44	89	85
Pool #ZA1378,
3.50%, 10/1/44	149	139
Pool #ZA2773,
2.50%, 8/1/27	62	59
Pool #ZA3862,
2.50%, 5/1/31	261	242
Pool #ZA4194,
3.00%, 4/1/43	233	210
Pool #ZA4214,
3.00%, 5/1/43	359	324
Pool #ZA4715,
4.00%, 9/1/46	889	848
Pool #ZA5107,
4.00%, 11/1/47	162	155
Pool #ZA5642,
4.00%, 9/1/48	168	160
Pool #ZA5950,
4.50%, 11/1/48	447	438
Pool #ZI6135,
5.00%, 9/1/34	374	377
Pool #ZI6854,
4.50%, 12/1/37	44	43
Pool #ZI7645,
5.00%, 6/1/38	89	90
Pool #ZI8519,
4.50%, 2/1/39	17	17
Pool #ZI9349,
4.50%, 10/1/39	263	259
Pool #ZI9657,
4.50%, 1/1/40	339	333
Pool #ZI9862,
4.50%, 3/1/40	171	169
Pool #ZI9939,
4.50%, 4/1/40	110	109
Pool #ZJ0631,
4.50%, 10/1/40	134	132
Pool #ZJ1046,
4.00%, 1/1/41	176	169
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZJ1052,
4.00%, 1/1/41	$152	$146
Pool #ZJ1228,
4.00%, 2/1/41	218	210
Pool #ZJ1359,
4.50%, 3/1/41	119	117
Pool #ZK5468,
2.00%, 5/1/28	290	271
Pool #ZK7259,
2.50%, 4/1/30	265	246
Pool #ZK7533,
2.50%, 7/1/30	176	164
Pool #ZL1714,
4.50%, 7/1/41	161	158
Pool #ZL1806,
4.50%, 8/1/41	428	423
Pool #ZL1922,
4.00%, 9/1/41	52	50
Pool #ZL2350,
3.50%, 11/1/41	78	73
Pool #ZL3211,
3.50%, 6/1/42	309	290
Pool #ZL3245,
4.00%, 6/1/42	499	479
Pool #ZL3551,
3.50%, 8/1/42	446	418
Pool #ZL4634,
3.00%, 1/1/43	1,461	1,319
Pool #ZL4709,
3.00%, 1/1/43	317	286
Pool #ZL5074,
3.00%, 2/1/43	141	128
Pool #ZL5915,
3.50%, 5/1/43	669	624
Pool #ZL5927,
3.00%, 5/1/43	205	185
Pool #ZL6381,
3.00%, 6/1/43	316	286
Pool #ZL6467,
3.00%, 7/1/43	242	218
Pool #ZL6676,
3.00%, 8/1/43	481	435

NORTHERN FUNDS QUARTERLY REPORT     61    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZL6920,
3.50%, 8/1/43	$92	$86
Pool #ZL7780,
4.00%, 2/1/44	257	247
Pool #ZL8299,
3.50%, 7/1/44	629	586
Pool #ZL8300,
4.00%, 7/1/44	502	479
Pool #ZL8709,
4.00%, 11/1/44	161	155
Pool #ZM0489,
4.00%, 11/1/45	202	193
Pool #ZM0617,
3.50%, 12/1/45	232	215
Pool #ZM1194,
3.00%, 6/1/46	277	248
Pool #ZM1933,
3.00%, 10/1/46	309	277
Pool #ZM2167,
3.00%, 11/1/46	500	448
Pool #ZM2286,
3.50%, 12/1/46	817	756
Pool #ZM3525,
3.50%, 6/1/47	118	109
Pool #ZM3933,
3.50%, 8/1/47	458	423
Pool #ZM4305,
3.50%, 9/1/47	452	417
Pool #ZM4601,
3.50%, 10/1/47	571	529
Pool #ZM4711,
4.00%, 11/1/47	730	698
Pool #ZM4736,
3.50%, 11/1/47	169	156
Pool #ZM4908,
3.50%, 11/1/47	318	294
Pool #ZM5133,
3.50%, 12/1/47	134	123
Pool #ZM5397,
3.50%, 1/1/48	264	243
Pool #ZM5659,
3.50%, 2/1/48	269	249
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZM5917,
4.00%, 3/1/48	$190	$181
Pool #ZM6682,
4.50%, 5/1/48	194	190
Pool #ZM7370,
4.00%, 7/1/48	122	116
Pool #ZM7378,
5.00%, 7/1/48	161	160
Pool #ZM7849,
4.00%, 8/1/48	51	48
Pool #ZM8045,
4.00%, 9/1/48	175	166
Pool #ZM8575,
4.50%, 10/1/48	132	129
Pool #ZN1506,
3.50%, 11/1/48	633	585
Pool #ZN3447,
3.50%, 2/1/49	118	109
Pool #ZS0932,
4.50%, 8/1/34	9	9
Pool #ZS1567,
5.00%, 8/1/37	12	12
Pool #ZS2391,
5.00%, 9/1/38	23	23
Pool #ZS2499,
5.00%, 3/1/38	54	54
Pool #ZS2533,
4.50%, 2/1/39	56	55
Pool #ZS2827,
4.50%, 11/1/39	130	129
Pool #ZS2905,
4.50%, 4/1/40	196	194
Pool #ZS3554,
3.50%, 7/1/42	209	196
Pool #ZS3596,
4.00%, 6/1/42	534	513
Pool #ZS3613,
4.00%, 8/1/42	293	282
Pool #ZS3792,
2.50%, 7/1/43	278	240
Pool #ZS4078,
3.50%, 1/1/45	293	273

FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZS4100,
3.50%, 3/1/45	$533	$496
Pool #ZS4127,
4.50%, 7/1/44	124	122
Pool #ZS4472,
3.50%, 2/1/42	201	188
Pool #ZS4536,
3.50%, 10/1/43	288	268
Pool #ZS4584,
3.00%, 9/1/44	101	91
Pool #ZS4600,
4.00%, 1/1/45	299	286
Pool #ZS4607,
3.50%, 3/1/45	379	352
Pool #ZS4617,
3.00%, 6/1/45	195	176
Pool #ZS4618,
3.50%, 6/1/45	310	288
Pool #ZS4621,
3.00%, 7/1/45	470	425
Pool #ZS4627,
4.00%, 8/1/45	104	100
Pool #ZS4629,
3.00%, 9/1/45	1,442	1,301
Pool #ZS4630,
3.50%, 9/1/45	209	195
Pool #ZS4634,
4.00%, 10/1/45	124	119
Pool #ZS4639,
4.00%, 11/1/45	126	120
Pool #ZS4642,
3.50%, 12/1/45	427	397
Pool #ZS4655,
3.50%, 3/1/46	208	193
Pool #ZS4667,
3.00%, 6/1/46	300	269
Pool #ZS4671,
3.00%, 8/1/46	674	603
Pool #ZS4677,
3.00%, 9/1/46	188	168
Pool #ZS4682,
3.00%, 10/1/46	248	223
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZS4703,
3.00%, 2/1/47	$195	$175
Pool #ZS4722,
3.50%, 6/1/47	191	177
Pool #ZS4730,
3.50%, 8/1/47	71	66
Pool #ZS4740,
4.00%, 10/1/47	341	323
Pool #ZS4743,
3.50%, 11/1/47	464	428
Pool #ZS4745,
4.50%, 11/1/47	323	317
Pool #ZS4747,
3.50%, 12/1/47	129	119
Pool #ZS4748,
4.00%, 12/1/47	354	338
Pool #ZS4749,
4.50%, 12/1/47	108	106
Pool #ZS4752,
4.00%, 1/1/48	279	267
Pool #ZS4759,
3.50%, 3/1/48	276	254
Pool #ZS4769,
4.00%, 5/1/48	150	143
Pool #ZS4773,
4.50%, 6/1/48	47	46
Pool #ZS4781,
4.50%, 7/1/48	116	114
Pool #ZS4785,
4.00%, 8/1/48	115	110
Pool #ZS6948,
2.50%, 11/1/28	145	138
Pool #ZS8023,
2.00%, 8/1/32	51	46
Pool #ZS8495,
2.50%, 8/1/28	635	600
Pool #ZS8628,
2.00%, 11/1/31	82	75
Pool #ZS8639,
2.00%, 1/1/32	29	26
Pool #ZS9449,
3.50%, 8/1/45	315	293

NORTHERN FUNDS QUARTERLY REPORT     63    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac – 9.4%continued
Pool #ZS9495,
3.50%, 10/1/45	$506	$471
Pool #ZS9580,
3.50%, 12/1/45	450	418
Pool #ZS9805,
3.00%, 9/1/46	473	425
Pool #ZS9813,
3.00%, 9/1/46	493	442
Pool #ZS9827,
3.00%, 10/1/46	424	380
Pool #ZS9828,
3.00%, 10/1/46	408	365
Pool #ZT0495,
4.50%, 8/1/48	51	50
Pool #ZT0524,
4.50%, 9/1/48	266	261
Pool #ZT0542,
4.00%, 7/1/48	514	491
Pool #ZT0712,
4.00%, 10/1/48	163	155
Pool #ZT0787,
4.00%, 10/1/48	151	144
Pool #ZT1702,
4.00%, 1/1/49	281	268
Pool #ZT2091,
3.00%, 6/1/34	73	68
		211,683
Freddie Mac Gold – 0.4%
Pool #A16753,
5.00%, 11/1/33	25	25
Pool #A17665,
5.00%, 1/1/34	28	28
Pool #A27950,
5.50%, 11/1/34	75	77
Pool #A31136,
5.50%, 1/1/35	120	120
Pool #A39306,
5.50%, 11/1/35	33	33
Pool #A46224,
5.00%, 7/1/35	7	7
Pool #A48104,
5.00%, 1/1/36	29	29
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac Gold – 0.4%continued
Pool #A57604,
5.00%, 3/1/37	$40	$41
Pool #A58718,
5.50%, 3/1/37	5	5
Pool #A59081,
5.50%, 4/1/37	34	34
Pool #A61560,
5.50%, 10/1/36	80	83
Pool #A64474,
5.50%, 9/1/37	7	7
Pool #A67116,
7.00%, 10/1/37	13	14
Pool #A68761,
5.50%, 9/1/37	106	106
Pool #A69303,
6.00%, 11/1/37	9	9
Pool #A73778,
5.00%, 2/1/38	36	36
Pool #A74134,
7.00%, 2/1/38	18	18
Pool #A81606,
6.00%, 9/1/38	15	15
Pool #A83008,
5.50%, 11/1/38	88	88
Pool #A91541,
5.00%, 3/1/40	76	77
Pool #C91009,
5.00%, 11/1/26	2	2
Pool #C91247,
5.00%, 4/1/29	34	34
Pool #C91370,
4.50%, 5/1/31	66	65
Pool #C91388,
3.50%, 2/1/32	79	76
Pool #C91485,
3.50%, 8/1/32	119	114
Pool #C91826,
3.00%, 5/1/35	87	81
Pool #C91858,
3.00%, 12/1/35	89	83
Pool #C91879,
3.00%, 6/1/36	104	97

FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac Gold – 0.4%continued
Pool #C91891,
3.00%, 9/1/36	$130	$121
Pool #C91904,
2.50%, 11/1/36	78	71
Pool #C91908,
3.00%, 1/1/37	51	47
Pool #C91949,
3.00%, 9/1/37	101	93
Pool #C91955,
3.00%, 10/1/37	91	84
Pool #C91970,
3.50%, 1/1/38	115	109
Pool #D97564,
5.00%, 1/1/28	60	59
Pool #D99094,
3.00%, 3/1/32	81	76
Pool #E04044,
3.50%, 8/1/27	155	151
Pool #G02064,
5.00%, 2/1/36	42	42
Pool #G02069,
5.50%, 3/1/36	6	7
Pool #G02386,
6.00%, 11/1/36	64	66
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	23	23
Pool #G02649,
6.00%, 1/1/37	4	4
Pool #G02789,
6.00%, 4/1/37	310	322
Pool #G02911,
6.00%, 4/1/37	5	5
Pool #G02973,
6.00%, 6/1/37	9	9
Pool #G03121,
5.00%, 6/1/36	35	35
Pool #G03134,
5.50%, 8/1/36	17	17
Pool #G03218,
6.00%, 9/1/37	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac Gold – 0.4%continued
Pool #G03351,
6.00%, 9/1/37	$19	$20
Pool #G03513,
6.00%, 11/1/37	20	21
Pool #G03600,
7.00%, 11/1/37	10	10
Pool #G03737,
6.50%, 11/1/37	135	143
Pool #G03992,
6.00%, 3/1/38	28	29
Pool #G04287,
5.00%, 5/1/38	37	37
Pool #G04459,
5.50%, 6/1/38	33	34
Pool #G04611,
6.00%, 7/1/38	65	68
Pool #G04650,
6.50%, 9/1/38	27	28
Pool #G05733,
5.00%, 11/1/39	101	102
Pool #G05969,
5.00%, 8/1/40	53	53
Pool #G06767,
5.00%, 10/1/41	208	210
Pool #G06947,
6.00%, 5/1/40	75	77
Pool #G08189,
7.00%, 3/1/37	14	14
Pool #G08192,
5.50%, 4/1/37	16	16
Pool #G08341,
5.00%, 4/1/39	274	276
Pool #G13433,
5.50%, 1/1/24(8)	—	—
Pool #G14168,
5.50%, 12/1/24(8)	—	—
Pool #G14554,
4.50%, 7/1/26	6	6
Pool #G14891,
3.00%, 10/1/28	90	86
Pool #G15134,
3.00%, 5/1/29	67	64

NORTHERN FUNDS QUARTERLY REPORT     65    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac Gold – 0.4%continued
Pool #G16562,
3.50%, 8/1/33	$239	$228
Pool #G16774,
3.50%, 2/1/34	115	110
Pool #G16786,
4.00%, 4/1/34	138	135
Pool #G18438,
2.50%, 6/1/27	73	70
Pool #G18571,
2.50%, 10/1/30	132	123
Pool #G18601,
3.00%, 5/1/31	173	163
Pool #G18664,
3.50%, 10/1/32	104	100
Pool #G18681,
3.00%, 3/1/33	333	314
Pool #G30327,
4.50%, 1/1/27	7	6
Pool #G31020,
2.50%, 2/1/37	29	26
Pool #G31057,
3.00%, 2/1/38	165	153
Pool #G67713,
4.00%, 6/1/48	561	537
Pool #J08913,
5.50%, 10/1/23(8)	—	—
Pool #J09148,
5.00%, 12/1/23(8)	—	—
Pool #J09305,
5.00%, 2/1/24	2	2
Pool #J09463,
5.00%, 3/1/24	5	5
Pool #J11136,
4.00%, 11/1/24	3	3
Pool #J12098,
4.50%, 4/1/25	46	46
Pool #J14808,
3.50%, 3/1/26	85	83
Pool #J16932,
3.00%, 10/1/26	57	55
Pool #J17055,
3.00%, 11/1/26	48	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Freddie Mac Gold – 0.4%continued
Pool #J17232,
3.00%, 11/1/26	$51	$49
Pool #J20834,
2.50%, 10/1/27	137	131
Pool #J22069,
2.50%, 1/1/28	39	37
Pool #J22986,
2.50%, 3/1/28	291	277
Pool #J30435,
3.00%, 1/1/30	170	162
Pool #J32244,
3.00%, 7/1/30	719	684
Pool #K90071,
3.00%, 2/1/33	233	218
Pool #K90641,
3.50%, 6/1/33	32	31
Pool #K90791,
3.00%, 7/1/33	129	121
Pool #K92325,
3.00%, 1/1/35	167	155
Pool #V60886,
2.50%, 8/1/30	86	80
Pool #V60902,
2.50%, 8/1/30	73	68
Pool #V61347,
2.50%, 10/1/31	293	272
		8,538
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	8	9
Pool #553463,
3.50%, 1/15/42	269	253
Pool #597889,
5.50%, 6/15/33	60	60
Pool #614169,
5.00%, 7/15/33	16	16
Pool #616879,
3.50%, 2/15/42	204	193
Pool #617739,
6.00%, 10/15/37	4	4
Pool #634431,
6.00%, 9/15/34	10	10

FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association I – 0.2%continued
Pool #641416,
5.50%, 4/15/35	$63	$63
Pool #646341,
6.00%, 11/15/36	8	9
Pool #648538,
5.00%, 12/15/35	49	49
Pool #651753,
5.50%, 3/15/36	4	4
Pool #670030,
3.00%, 7/15/45	184	165
Pool #675211,
6.50%, 3/15/38	5	5
Pool #675484,
5.50%, 6/15/38	15	15
Pool #676360,
6.50%, 10/15/37	2	2
Pool #682899,
6.00%, 9/15/40	98	101
Pool #687824,
5.50%, 8/15/38	43	44
Pool #687900,
5.00%, 9/15/38	53	53
Pool #687901,
5.00%, 9/15/38	18	18
Pool #692309,
6.00%, 1/15/39	19	19
Pool #697645,
5.50%, 10/15/38	20	20
Pool #698236,
5.00%, 6/15/39	108	108
Pool #698336,
4.50%, 5/15/39	103	102
Pool #699277,
6.00%, 9/15/38	4	4
Pool #700918,
5.50%, 11/15/38	25	25
Pool #700972,
5.50%, 11/15/38	9	9
Pool #701196,
6.00%, 10/15/38	5	5
Pool #703677,
5.50%, 6/15/39	75	76
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association I – 0.2%continued
Pool #704185,
5.50%, 1/15/39	$16	$16
Pool #704514,
4.50%, 5/15/39	222	219
Pool #717175,
4.50%, 6/15/39	114	113
Pool #719262,
5.00%, 8/15/40	68	69
Pool #720202,
4.50%, 7/15/39	90	89
Pool #723231,
4.00%, 10/15/39	90	87
Pool #723339,
5.00%, 9/15/39	50	50
Pool #726085,
4.00%, 11/15/24	9	9
Pool #728629,
4.50%, 1/15/40	163	161
Pool #736768,
3.00%, 11/15/42	460	419
Pool #737286,
4.50%, 5/15/40	126	125
Pool #737416,
3.50%, 9/15/25	11	11
Pool #738134,
3.50%, 4/15/26	27	26
Pool #738247,
4.50%, 4/15/41	63	62
Pool #745215,
4.00%, 7/15/25	11	11
Pool #747643,
4.50%, 8/15/40	168	166
Pool #760874,
3.50%, 2/15/26	28	27
Pool #768800,
4.50%, 6/15/41	31	30
Pool #773939,
4.00%, 11/15/41	193	188
Pool #778957,
3.50%, 3/15/42	271	256
Pool #782131,
5.50%, 12/15/36	16	17

NORTHERN FUNDS QUARTERLY REPORT     67    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association I – 0.2%continued
Pool #782150,
5.50%, 4/15/37	$23	$24
Pool #782259,
5.00%, 2/15/36	46	46
Pool #782272,
5.50%, 2/15/38	40	41
Pool #782498,
6.00%, 12/15/38	19	20
Pool #782584,
5.00%, 3/15/39	23	23
Pool #782675,
4.50%, 6/15/24	5	5
Pool #782696,
5.00%, 6/15/39	104	104
Pool #782831,
6.00%, 12/15/39	14	15
Pool #783176,
4.00%, 11/15/40	279	270
Pool #783740,
2.50%, 12/15/27	46	44
Pool #AA5391,
3.50%, 6/15/42	16	15
Pool #AA6089,
3.00%, 2/15/43	204	186
Pool #AB2761,
3.50%, 8/15/42	53	50
Pool #AB2891,
3.00%, 9/15/42	71	64
Pool #AD8781,
3.00%, 3/15/43	168	153
Pool #AD9016,
3.00%, 4/15/43	137	125
Pool #AL1763,
3.50%, 1/15/45	72	67
		4,844
Government National Mortgage Association II – 5.8%
Pool #3570,
6.00%, 6/20/34	21	22
Pool #3665,
5.50%, 1/20/35	54	54
Pool #3852,
6.00%, 5/20/36	9	10
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #3879,
6.00%, 7/20/36	$25	$26
Pool #3910,
6.00%, 10/20/36	13	14
Pool #3994,
5.00%, 6/20/37	8	8
Pool #4018,
6.50%, 8/20/37	34	36
Pool #4026,
5.00%, 9/20/37	12	13
Pool #4027,
5.50%, 9/20/37	5	5
Pool #4040,
6.50%, 10/20/37	7	8
Pool #4098,
5.50%, 3/20/38	40	41
Pool #4116,
6.50%, 4/20/38	16	17
Pool #4170,
6.00%, 6/20/38	31	32
Pool #4194,
5.50%, 7/20/38	69	72
Pool #4243,
5.00%, 9/20/38	17	18
Pool #4244,
5.50%, 9/20/38	20	21
Pool #4245,
6.00%, 9/20/38	11	11
Pool #4269,
6.50%, 10/20/38	16	17
Pool #4290,
5.50%, 11/20/38	14	14
Pool #4344,
6.00%, 1/20/39	24	25
Pool #4345,
6.50%, 1/20/39	17	18
Pool #4425,
5.50%, 4/20/39	41	42
Pool #4559,
5.00%, 10/20/39	84	86
Pool #4561,
6.00%, 10/20/39	52	54

FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #4617,
4.50%, 1/20/40	$24	$24
Pool #4619,
5.50%, 1/20/40	96	99
Pool #4713,
4.50%, 6/20/40	70	70
Pool #4747,
5.00%, 7/20/40	64	65
Pool #4881,
3.50%, 12/20/40	273	257
Pool #4882,
4.00%, 12/20/40	609	591
Pool #4923,
4.50%, 1/20/41	65	64
Pool #5050,
4.00%, 5/20/26	26	26
Pool #5081,
4.00%, 6/20/41	104	100
Pool #5082,
4.50%, 6/20/41	105	104
Pool #5114,
4.00%, 7/20/41	391	380
Pool #5141,
5.00%, 8/20/41	63	64
Pool #5175,
4.50%, 9/20/41	62	62
Pool #5202,
3.50%, 10/20/41	165	155
Pool #5203,
4.00%, 10/20/41	99	96
Pool #5232,
3.50%, 11/20/41	309	291
Pool #5264,
5.50%, 12/20/41	7	7
Pool #5280,
4.00%, 1/20/42	113	109
Pool #5304,
3.50%, 2/20/42	115	108
Pool #5317,
5.50%, 2/20/42	52	54
Pool #5331,
3.50%, 3/20/42	181	170
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #626951,
3.00%, 6/20/45	$495	$436
Pool #737602,
4.00%, 11/20/40	152	147
Pool #752757,
4.50%, 11/20/40	197	193
Pool #755677,
4.00%, 12/20/40	89	86
Pool #766711,
4.00%, 5/20/42	460	447
Pool #782433,
6.00%, 10/20/38	45	47
Pool #783976,
3.50%, 4/20/43	1,346	1,253
Pool #784345,
3.50%, 7/20/47	388	371
Pool #AA5970,
3.00%, 1/20/43	533	482
Pool #AA6149,
3.00%, 3/20/43	531	490
Pool #AA6160,
3.50%, 3/20/43	177	167
Pool #AA6243,
3.50%, 4/20/43	55	51
Pool #AB9443,
3.50%, 11/20/42	214	199
Pool #AD1755,
3.50%, 2/20/43	332	308
Pool #AD8825,
3.50%, 3/20/43	171	159
Pool #AF5097,
4.00%, 8/20/43	457	441
Pool #AJ0645,
3.50%, 7/20/44	145	136
Pool #AJ3643,
4.00%, 10/20/44	349	335
Pool #AO7682,
4.00%, 8/20/45	334	321
Pool #BB6965,
3.50%, 7/20/47	277	259
Pool #BE9902,
4.50%, 6/20/48	93	90

NORTHERN FUNDS QUARTERLY REPORT     69    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA0006,
2.50%, 4/20/27	$29	$28
Pool #MA0022,
3.50%, 4/20/42	180	169
Pool #MA0088,
3.50%, 5/20/42	406	382
Pool #MA0220,
3.50%, 7/20/42	212	199
Pool #MA0318,
3.50%, 8/20/42	391	368
Pool #MA0321,
5.00%, 8/20/42	91	92
Pool #MA0391,
3.00%, 9/20/42	909	830
Pool #MA0392,
3.50%, 9/20/42	176	165
Pool #MA0698,
3.00%, 1/20/43	213	194
Pool #MA0826,
3.00%, 3/20/28	41	39
Pool #MA0850,
2.50%, 3/20/43	89	78
Pool #MA0851,
3.00%, 3/20/43	307	281
Pool #MA0933,
3.00%, 4/20/43	373	341
Pool #MA0934,
3.50%, 4/20/43	122	115
Pool #MA1011,
3.00%, 5/20/43	359	328
Pool #MA1012,
3.50%, 5/20/43	328	310
Pool #MA1089,
3.00%, 6/20/43	378	346
Pool #MA1224,
3.50%, 8/20/43	266	251
Pool #MA1285,
3.50%, 9/20/43	158	149
Pool #MA1839,
4.00%, 4/20/44	80	78
Pool #MA1920,
4.00%, 5/20/44	85	83
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA2224,
4.00%, 9/20/44	$476	$463
Pool #MA2444,
3.00%, 12/20/44	56	51
Pool #MA2521,
3.50%, 1/20/45	237	222
Pool #MA2522,
4.00%, 1/20/45	103	100
Pool #MA2677,
3.00%, 3/20/45	114	104
Pool #MA2753,
3.00%, 4/20/45	313	285
Pool #MA2754,
3.50%, 4/20/45	126	118
Pool #MA2891,
3.00%, 6/20/45	348	317
Pool #MA2892,
3.50%, 6/20/45	119	112
Pool #MA2960,
3.00%, 7/20/45	285	261
Pool #MA3034,
3.50%, 8/20/45	348	326
Pool #MA3104,
3.00%, 9/20/45	410	374
Pool #MA3106,
4.00%, 9/20/45	299	288
Pool #MA3172,
3.00%, 10/20/45	76	69
Pool #MA3174,
4.00%, 10/20/45	167	160
Pool #MA3244,
3.50%, 11/20/45	264	247
Pool #MA3245,
4.00%, 11/20/45	615	592
Pool #MA3310,
3.50%, 12/20/45	990	925
Pool #MA3378,
4.50%, 1/20/46	389	385
Pool #MA3521,
3.50%, 3/20/46	493	461
Pool #MA3522,
4.00%, 3/20/46	142	136

FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA3596,
3.00%, 4/20/46	$280	$255
Pool #MA3597,
3.50%, 4/20/46	496	464
Pool #MA3662,
3.00%, 5/20/46	468	426
Pool #MA3663,
3.50%, 5/20/46	296	278
Pool #MA3664,
4.00%, 5/20/46	135	130
Pool #MA3735,
3.00%, 6/20/46	564	513
Pool #MA3736,
3.50%, 6/20/46	381	358
Pool #MA3777,
2.50%, 7/20/31	50	46
Pool #MA3778,
3.00%, 7/20/31	67	64
Pool #MA3802,
3.00%, 7/20/46	664	605
Pool #MA3803,
3.50%, 7/20/46	561	526
Pool #MA3873,
3.00%, 8/20/46	255	231
Pool #MA3874,
3.50%, 8/20/46	265	249
Pool #MA3912,
2.50%, 9/20/31	74	68
Pool #MA3936,
3.00%, 9/20/46	584	531
Pool #MA4002,
2.50%, 10/20/46	44	39
Pool #MA4003,
3.00%, 10/20/46	389	353
Pool #MA4067,
2.50%, 11/20/46	363	319
Pool #MA4101,
2.50%, 12/20/31	40	36
Pool #MA4125,
2.50%, 12/20/46	25	21
Pool #MA4196,
3.50%, 1/20/47	398	373
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA4322,
4.00%, 3/20/47	$155	$148
Pool #MA4382,
3.50%, 4/20/47	126	118
Pool #MA4509,
3.00%, 6/20/47	613	555
Pool #MA4512,
4.50%, 6/20/47	225	221
Pool #MA4624,
3.00%, 8/20/32	55	52
Pool #MA4652,
3.50%, 8/20/47	525	491
Pool #MA4718,
3.00%, 9/20/47	1,428	1,292
Pool #MA4719,
3.50%, 9/20/47	814	761
Pool #MA4778,
3.50%, 10/20/47	513	480
Pool #MA4838,
4.00%, 11/20/47	73	70
Pool #MA4900,
3.50%, 12/20/47	517	484
Pool #MA4962,
3.50%, 1/20/48	476	446
Pool #MA4963,
4.00%, 1/20/48	177	170
Pool #MA5021,
4.50%, 2/20/48	242	237
Pool #MA5077,
3.50%, 3/20/48	555	519
Pool #MA5137,
4.00%, 4/20/48	75	72
Pool #MA5191,
3.50%, 5/20/48	324	302
Pool #MA5264,
4.00%, 6/20/48	188	179
Pool #MA5265,
4.50%, 6/20/48	188	184
Pool #MA5266,
5.00%, 6/20/48	255	254
Pool #MA5330,
4.00%, 7/20/48	249	238

NORTHERN FUNDS QUARTERLY REPORT     71    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA5331,
4.50%, 7/20/48	$384	$375
Pool #MA5398,
4.00%, 8/20/48	175	168
Pool #MA5399,
4.50%, 8/20/48	189	185
Pool #MA5466,
4.00%, 9/20/48	426	407
Pool #MA5467,
4.50%, 9/20/48	220	215
Pool #MA5528,
4.00%, 10/20/48	245	234
Pool #MA5529,
4.50%, 10/20/48	216	212
Pool #MA5595,
4.00%, 11/20/48	86	82
Pool #MA5653,
5.00%, 12/20/48	285	284
Pool #MA5818,
4.50%, 3/20/49	222	216
Pool #MA5931,
4.00%, 5/20/49	441	421
Pool #MA5985,
3.50%, 6/20/49	466	435
Pool #MA6040,
4.00%, 7/20/49	528	504
Pool #MA6217,
2.50%, 10/20/49	206	180
Pool #MA6218,
3.00%, 10/20/49	763	689
Pool #MA6282,
2.50%, 11/20/49	542	473
Pool #MA6283,
3.00%, 11/20/49	1,156	1,043
Pool #MA6310,
3.00%, 12/20/34	47	44
Pool #MA6337,
2.50%, 12/20/49	161	140
Pool #MA6338,
3.00%, 12/20/49	1,729	1,556
Pool #MA6339,
3.50%, 12/20/49	893	830
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA6408,
2.50%, 1/20/50	$425	$370
Pool #MA6409,
3.00%, 1/20/50	496	448
Pool #MA6410,
3.50%, 1/20/50	892	834
Pool #MA6655,
2.50%, 5/20/50	354	309
Pool #MA6709,
2.50%, 6/20/50	1,643	1,433
Pool #MA6765,
2.50%, 7/20/50	1,895	1,654
Pool #MA6819,
2.50%, 8/20/50	1,051	911
Pool #MA6820,
3.00%, 8/20/50	827	745
Pool #MA6865,
2.50%, 9/20/50	816	711
Pool #MA6866,
3.00%, 9/20/50	5,309	4,777
Pool #MA6930,
2.00%, 10/20/50	1,241	1,049
Pool #MA6931,
2.50%, 10/20/50	2,648	2,304
Pool #MA6994,
2.00%, 11/20/50	1,619	1,366
Pool #MA6995,
2.50%, 11/20/50	1,300	1,131
Pool #MA7051,
2.00%, 12/20/50	2,158	1,820
Pool #MA7052,
2.50%, 12/20/50	1,489	1,296
Pool #MA7135,
2.00%, 1/20/51	2,709	2,283
Pool #MA7136,
2.50%, 1/20/51	1,710	1,487
Pool #MA7164,
2.00%, 2/20/36	387	343
Pool #MA7192,
2.00%, 2/20/51	3,423	2,885
Pool #MA7193,
2.50%, 2/20/51	781	680

FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA7254,
2.00%, 3/20/51	$3,793	$3,200
Pool #MA7311,
2.00%, 4/20/51	2,329	1,964
Pool #MA7312,
2.50%, 4/20/51	1,465	1,273
Pool #MA7366,
5/20/51(12)	872	735
Pool #MA7367,
2.50%, 5/20/51	832	722
Pool #MA7417,
2.00%, 6/20/51	4,016	3,383
Pool #MA7418,
2.50%, 6/20/51	1,582	1,372
Pool #MA7471,
2.00%, 7/20/51	3,153	2,659
Pool #MA7472,
2.50%, 7/20/51	2,462	2,132
Pool #MA7534,
8/20/51(12)	2,172	1,883
Pool #MA7535,
8/20/51(12)	1,029	922
Pool #MA7588,
2.00%, 9/20/51	1,717	1,447
Pool #MA7589,
2.50%, 9/20/51	3,403	2,950
Pool #MA7648,
2.00%, 10/20/51	1,317	1,108
Pool #MA7649,
2.50%, 10/20/51	1,645	1,426
Pool #MA7704,
2.00%, 11/20/51	1,776	1,494
Pool #MA7705,
2.50%, 11/20/51	1,750	1,515
Pool #MA7880,
2.00%, 2/20/52	1,833	1,540
Pool #MA7881,
2.50%, 2/20/52	1,367	1,184
Pool #MA7988,
3.00%, 4/20/52	1,861	1,663
Pool #MA8042,
2.50%, 5/20/52	1,865	1,615
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.0% (9)continued
Government National Mortgage Association II – 5.8%continued
Pool #MA8151,
4.50%, 7/20/52	$1,917	$1,852
Pool #MA8201,
4.50%, 8/20/52(12)	773	746
Pool #MA8266,
9/20/52(12)	969	894
Pool #MA8267,
4.00%, 9/20/52	1,947	1,842
Pool #MA8268,
4.50%, 9/20/52	971	938
Pool #MA8489,
4.50%, 12/20/52	1,972	1,904
Pool #MA8490,
5.00%, 12/20/52	1,967	1,934
Pool #MA8491,
5.50%, 12/20/52	1,965	1,957
Pool #MA8569,
5.00%, 1/20/53	1,976	1,942
Pool #MA8723,
3/20/53(12)	1,879	1,778
Pool #MA8947,
6/20/53(12)	1,000	983
Pool #MA8948,
6/20/53(12)	1,000	996
Pool #MA8949,
6/20/53(12)	2,500	2,519
Pool #MA8950,
6/20/53(12)	1,000	1,019
Pool #MA9016,
7/20/53(12)	800	786
Pool #MA9017,
7/20/53(12) (13)	600	597
		130,361
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,650	1,750
Total U.S. Government Agencies
(Cost $768,283)		678,425

U.S. GOVERNMENT OBLIGATIONS – 40.3%
U.S. Treasury Bonds – 8.4%
4.50%, 5/15/38	1,000	1,077
3.50%, 2/15/39	1,000	958
4.25%, 5/15/39	1,100	1,150

NORTHERN FUNDS QUARTERLY REPORT     73    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.3%continued
U.S. Treasury Bonds – 8.4%continued
4.50%, 8/15/39	$1,000	$1,075
4.38%, 11/15/39	1,200	1,271
4.63%, 2/15/40	1,000	1,090
1.13%, 5/15/40	4,000	2,593
4.38%, 5/15/40	2,000	2,113
1.13%, 8/15/40	4,500	2,893
1.38%, 11/15/40	5,000	3,345
4.25%, 11/15/40	1,000	1,040
1.88%, 2/15/41	7,000	5,083
2.25%, 5/15/41	5,000	3,851
1.75%, 8/15/41	7,000	4,918
3.75%, 8/15/41	2,500	2,415
2.00%, 11/15/41	5,000	3,660
3.13%, 11/15/41	1,500	1,321
2.38%, 2/15/42	4,000	3,114
3.13%, 2/15/42	2,000	1,758
3.25%, 5/15/42	3,000	2,677
2.75%, 8/15/42	3,000	2,472
3.38%, 8/15/42	3,500	3,177
2.75%, 11/15/42	4,000	3,290
4.00%, 11/15/42	4,000	3,974
3.13%, 2/15/43	2,000	1,744
3.88%, 2/15/43	2,500	2,438
2.88%, 5/15/43	3,000	2,509
3.63%, 8/15/43	4,000	3,755
3.63%, 2/15/44	5,000	4,684
3.38%, 5/15/44	3,000	2,705
3.13%, 8/15/44	2,500	2,163
3.00%, 11/15/44	2,500	2,116
2.50%, 2/15/45	3,000	2,323
3.00%, 5/15/45	1,500	1,267
2.88%, 8/15/45	2,000	1,650
3.00%, 11/15/45	2,000	1,687
2.50%, 2/15/46	2,500	1,924
2.50%, 5/15/46	2,500	1,922
2.25%, 8/15/46	3,000	2,192
2.88%, 11/15/46	1,500	1,236
3.00%, 2/15/47	5,000	4,210
3.00%, 5/15/47	2,000	1,684
2.75%, 8/15/47	3,000	2,413
2.75%, 11/15/47	3,000	2,413
3.00%, 2/15/48	3,500	2,951
3.13%, 5/15/48	3,500	3,019
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.3%continued
U.S. Treasury Bonds – 8.4%continued
3.00%, 8/15/48	$4,000	$3,375
3.38%, 11/15/48	4,000	3,615
3.00%, 2/15/49	4,500	3,806
2.88%, 5/15/49	4,000	3,306
2.25%, 8/15/49	4,000	2,906
2.38%, 11/15/49	3,500	2,613
2.00%, 2/15/50	4,500	3,085
1.25%, 5/15/50	5,500	3,093
1.38%, 8/15/50	6,000	3,486
1.63%, 11/15/50	6,000	3,726
1.88%, 2/15/51	6,500	4,304
2.38%, 5/15/51	7,000	5,204
2.00%, 8/15/51	6,500	4,431
1.88%, 11/15/51	6,000	3,960
2.25%, 2/15/52	5,500	3,975
2.88%, 5/15/52	5,500	4,558
3.00%, 8/15/52	5,000	4,251
4.00%, 11/15/52	5,000	5,136
3.63%, 2/15/53	5,000	4,798
3.63%, 5/15/53	2,500	2,403
		189,351
U.S. Treasury Notes – 31.9%
0.38%, 7/15/24	5,000	4,749
3.00%, 7/31/24	5,000	4,873
0.38%, 8/15/24	5,000	4,731
2.38%, 8/15/24	5,000	4,839
3.25%, 8/31/24	5,000	4,880
1.50%, 9/30/24	5,000	4,771
4.25%, 9/30/24	5,000	4,934
0.63%, 10/15/24	5,000	4,711
0.75%, 11/15/24	5,000	4,703
2.25%, 11/15/24	5,000	4,802
1.50%, 11/30/24	5,000	4,747
4.50%, 11/30/24	5,000	4,947
1.00%, 12/15/24	10,000	9,411
4.25%, 12/31/24	5,000	4,930
1.38%, 1/31/25	10,000	9,431
4.13%, 1/31/25	5,000	4,922
2.00%, 2/15/25	5,000	4,759
2.75%, 2/28/25	5,000	4,817
4.63%, 2/28/25	5,000	4,961
1.75%, 3/15/25	10,000	9,459
3.88%, 3/31/25	10,000	9,804

FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.3%continued
U.S. Treasury Notes – 31.9%continued
2.63%, 4/15/25	$5,000	$4,796
0.38%, 4/30/25	5,000	4,600
2.13%, 5/15/25	5,000	4,748
2.75%, 5/15/25	5,000	4,803
4.25%, 5/31/25	10,000	9,874
2.75%, 6/30/25	10,000	9,594
4.75%, 6/30/25	5,000	4,977
0.25%, 7/31/25	5,000	4,550
2.00%, 8/15/25	5,000	4,717
3.13%, 8/15/25	5,000	4,829
0.25%, 8/31/25	5,000	4,536
3.00%, 9/30/25	5,000	4,812
4.25%, 10/15/25	5,000	4,944
4.50%, 11/15/25	10,000	9,948
2.88%, 11/30/25	5,000	4,792
2.63%, 12/31/25	10,000	9,524
3.88%, 1/15/26	5,000	4,907
0.38%, 1/31/26	5,000	4,489
1.63%, 2/15/26	5,000	4,634
4.00%, 2/15/26	10,000	9,847
0.50%, 2/28/26	5,000	4,491
4.63%, 3/15/26	5,000	5,006
0.75%, 3/31/26	5,000	4,519
0.75%, 4/30/26	5,000	4,502
1.63%, 5/15/26	5,000	4,614
3.63%, 5/15/26	15,000	14,634
0.88%, 6/30/26	10,000	9,010
0.63%, 7/31/26	10,000	8,909
1.50%, 8/15/26	10,000	9,140
1.63%, 9/30/26	10,000	9,161
1.13%, 10/31/26	10,000	8,992
2.00%, 11/15/26	10,000	9,250
2.25%, 2/15/27	10,000	9,299
1.13%, 2/28/27	10,000	8,923
2.50%, 3/31/27	10,000	9,372
2.75%, 4/30/27	5,000	4,723
0.50%, 5/31/27	10,000	8,646
3.25%, 6/30/27	10,000	9,617
2.75%, 7/31/27	10,000	9,428
2.25%, 8/15/27	10,000	9,244
0.50%, 8/31/27	5,000	4,289
4.13%, 9/30/27	5,000	4,972
4.13%, 10/31/27	5,000	4,974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.3%continued
U.S. Treasury Notes – 31.9%continued
0.63%, 11/30/27	$5,000	$4,282
0.63%, 12/31/27	5,000	4,273
0.75%, 1/31/28	5,000	4,289
3.50%, 1/31/28	5,000	4,855
2.75%, 2/15/28	5,000	4,699
4.00%, 2/29/28	10,000	9,926
1.25%, 3/31/28	5,000	4,376
3.63%, 3/31/28	5,000	4,884
3.63%, 4/30/28	5,000	4,859
2.88%, 5/15/28	10,000	9,436
3.63%, 5/31/28	10,000	9,781
1.25%, 6/30/28	5,000	4,352
1.00%, 7/31/28	5,000	4,288
2.88%, 8/15/28	5,000	4,710
1.13%, 8/31/28	5,000	4,308
1.25%, 9/30/28	5,000	4,328
3.13%, 11/15/28	5,000	4,763
1.50%, 11/30/28	5,000	4,373
1.38%, 12/31/28	5,000	4,337
2.63%, 2/15/29	5,000	4,633
1.88%, 2/28/29	5,000	4,446
2.38%, 3/31/29	5,000	4,565
2.38%, 5/15/29	5,000	4,559
2.75%, 5/31/29	5,000	4,655
2.63%, 7/31/29	5,000	4,619
1.63%, 8/15/29	5,000	4,360
3.88%, 9/30/29	5,000	4,951
4.00%, 10/31/29	5,000	4,987
3.88%, 11/30/29	5,000	4,955
3.88%, 12/31/29	5,000	4,956
1.50%, 2/15/30	5,000	4,282
3.50%, 4/30/30	20,000	19,419
0.63%, 5/15/30	5,000	4,005
3.75%, 5/31/30	15,000	14,791
0.63%, 8/15/30	10,000	7,967
0.88%, 11/15/30	10,000	8,092
1.13%, 2/15/31	10,000	8,223
1.63%, 5/15/31	10,000	8,498
1.25%, 8/15/31	10,000	8,206
1.38%, 11/15/31	10,000	8,246
1.88%, 2/15/32	15,000	12,848
2.88%, 5/15/32	10,000	9,272
2.75%, 8/15/32	14,000	12,835

NORTHERN FUNDS QUARTERLY REPORT     75    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 40.3%continued
U.S. Treasury Notes – 31.9%continued
4.13%, 11/15/32	$10,000	$10,219
3.50%, 2/15/33	15,000	14,611
		720,136
Total U.S. Government Obligations
(Cost $993,894)		909,487

MUNICIPAL BONDS – 0.7%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	109
California – 0.3%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	192
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	192
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,111
7.63%, 3/1/40	405	509
7.60%, 11/1/40	400	511
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	737
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	330
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	187
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	328
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
California – 0.3%continued
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	$335	$355
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	113
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	92
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	164
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(6)	1,000	888
		5,709
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	319
District of Columbia – 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	31
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	95	109
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	65	74
7.06%, 4/1/57	285	301
		484
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	290	329

FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Illinois – 0.1%continued
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	$140	$153
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	693
		1,175
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	243
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	108
		351
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	103
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	243
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	230
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	157
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	153
		540
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	$75	$93
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	60	65
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	218
5.72%, 6/15/42	250	275
New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	290	305
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	105
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	265
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	75	78
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	105
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	376
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	215

NORTHERN FUNDS QUARTERLY REPORT     77    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
New York – 0.1%continued
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	$250	$250
		2,350
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	223
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	406
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	189
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(3)	200	183
		1,001
Oregon – 0.0%
Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,
5.83%, 11/15/34	200	220
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	199
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	114
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%continued
Texas – 0.1%continued
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	$200	$202
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	155
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	219
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	214
Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	304
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	101
		1,380
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	1,000	621
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	84
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	5	5
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	102
		191
Total Municipal Bonds
(Cost $15,002)		15,140

FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	$—
Total Other
(Cost $39)		—

INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(15) (16)	50,827,188	50,827
Total Investment Companies
(Cost $50,827)		50,827

Total Investments – 102.4%
(Cost $2,555,256)		2,313,006
Liabilities less Other Assets – (2.4%)		(54,030)
NET ASSETS – 100.0%		$2,258,976

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(3)	Century bond maturing in 2111.
(4)	Century bond maturing in 2114.
(5)	Century bond maturing in 2116.
(6)	Century bond maturing in 2112.
(7)	Zero coupon bond.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(11)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(12)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(13)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(14)	Issuer has defaulted on terms of debt obligation.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

PSF - Permanent School Fund

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.9%
Corporate Bonds	21.1%
Foreign Issuer Bonds	6.7%
U.S. Government Agencies	30.0%
U.S. Government Obligations	40.3%
Municipal Bonds	0.7%
Other	0.0%
Investment Companies	2.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar

NORTHERN FUNDS QUARTERLY REPORT     79    FIXED INCOME FUNDS

Schedule of Investments
BOND INDEX FUND continued	June 30, 2023 (UNAUDITED)
securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$9,398	$—	$9,398
Commercial Mortgage-Backed Securities	—	20,529	—	20,529
Corporate Bonds(1)	—	476,990	—	476,990
Foreign Issuer Bonds(1)	—	152,210	—	152,210
U.S. Government Agencies:
Government National Mortgage Association II	—	129,764	597	130,361
All Other Industries(1)	—	548,064	—	548,064
Total U.S. Government Agencies	—	677,828	597	678,425
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$909,487	$—	$909,487
Municipal Bonds(1)	—	15,140	—	15,140
Investment Companies	50,827	—	—	50,827
Total Investments	$50,827	$2,261,582	$597	$2,313,006

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$47,883	$153,962	$151,018	$442	$50,827	$50,827,188
FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.3%
California – 95.3%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$853
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,122
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,049
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,818
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	7,175	7,031
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.13%, 4/1/25(1) (2)	13,000	12,661
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,477
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,394
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	783
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	325	345
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,692	1,583
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$1,957	$1,902
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	738
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,028
California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,
4.00%, 7/1/38	465	425
California State Department of VA Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.59%, 6/1/24	1,350	1,289
0.92%, 12/1/25	1,000	902
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	2,350	2,058
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,302
4.00%, 11/1/49	1,900	1,838
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	4,000	4,347
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	5,000	5,322
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	2,815
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(3)	1,200	1,261

NORTHERN FUNDS QUARTERLY REPORT     81    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	$250	$262
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2)	2,450	2,359
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,653
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(3)	1,215	1,301
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2)	600	599
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/33	200	220
5.00%, 11/1/35	670	726
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	572
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,090
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,589
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	$3,346	$2,792
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/46	500	429
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	724
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	1,000	1,070
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,406
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	362
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,545
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	6,630	7,383
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	1,500	1,584
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(3)	1,000	1,002

FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	$1,000	$989
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	751
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	772
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	1,000	892
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,
5.00%, 8/1/23(3)	1,125	1,127
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,421
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,071
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	3,266
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	1,798
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	910
2.53%, 6/1/28	1,500	1,312
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	2,054
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,605
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
Kern Community College District G.O. Unlimited CABS-BANS, Escrowed to Maturity,
0.00%, 8/1/23(4)	$2,250	$2,244
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,145
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,383
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,155
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	2,200	1,942
Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	650	774
Los Angeles Country TRANS,
6/28/24(5)	950	967
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,755
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	3,696
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,771
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/33	1,000	1,115
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	1,465	1,575

NORTHERN FUNDS QUARTERLY REPORT     83    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	$2,000	$2,165
5.00%, 5/15/44	1,500	1,561
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Prerefunded,
5.00%, 11/15/31(3)	160	180
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,169
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	1,000	1,048
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	3,435	3,630
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	667
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,984
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	6,975
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	209
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	1,655
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	288
4.00%, 9/1/51	1,000	852
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/27	$1,130	$1,185
5.00%, 10/1/28	2,770	2,907
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,049
5.00%, 10/1/28	670	703
Moulton-Niguel Water District COPS,
2.25%, 9/1/45	2,800	1,945
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,447
3.00%, 8/1/40	2,325	2,001
3.00%, 8/1/41	2,590	2,191
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,267
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	2,998
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2)	3,195	3,198
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,046
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, Prerefunded,
5.00%, 8/1/26(3)	3,000	3,207
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,135
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,859
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/39	800	705

FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
3.00%, 9/1/40	$875	$759
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,285
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	1,863
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	600	614
5.00%, 11/1/25	1,000	1,036
5.00%, 11/1/26	750	791
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(3)	150	151
Riverside PFA Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	616
Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),
4.00%, 8/1/41	850	856
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	627
5.00%, 7/1/31	500	555
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	754
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,040
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	921
5.00%, 7/1/37	1,000	1,064
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	$3,380	$3,586
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	1,640
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	3,000	3,156
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/50	1,355	1,396
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,414
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,425
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	381
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,504
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	4,955
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	610
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,075
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	1,000	1,049

NORTHERN FUNDS QUARTERLY REPORT     85    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/36	$1,000	$1,169
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	435
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	1,796
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,333
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	819
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(3)	1,145	1,197
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,047
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,720
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,162
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	570
5.00%, 3/1/33	600	616
5.00%, 3/1/47	1,125	1,063
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/35	500	509
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	505
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%continued
California – 95.3%continued
5.00%, 10/1/34	$600	$648
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	636
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,662
Ventura County PFA Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,066
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/31	710	810
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	700	734
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,525
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/37	650	751
5.00%, 6/1/40	575	653
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 9/1/25(3)	1,000	1,044
		254,320
Total Municipal Bonds
(Cost $277,424)		254,320

FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(6) (7)	10,990,575	$10,991
Total Investment Companies
(Cost $10,991)		10,991

Total Investments – 99.4%
(Cost $288,415)		265,311
Other Assets less Liabilities – 0.6%		1,583
NET ASSETS – 100.0%		$266,894

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(3)	Maturity date represents the prerefunded date.
(4)	Zero coupon bond.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

PFA - Public Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	95.3%
Investment Companies	4.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$254,320	$—	$254,320
Investment Companies	10,991	—	—	10,991
Total Investments	$10,991	$254,320	$—	$265,311

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,633	$29,625	$21,267	$103	$10,991	$10,990,575
NORTHERN FUNDS QUARTERLY REPORT     87    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 89.9%
California – 89.9%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$531
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	996
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(1)	1,000	1,136
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3)	3,765	3,689
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), Prerefunded,
5.25%, 2/15/27(1)	1,500	1,632
Berkeley TRANS,
4.00%, 7/25/23	2,000	2,001
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3)	1,500	1,490
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/23	400	400
4.00%, 12/1/27(2) (3)	600	597
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	902
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	338
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,209	1,131
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$489	$475
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	972
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
4.00%, 12/1/46	400	350
3.00%, 12/1/51	600	412
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	967
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	244
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/26	2,000	2,143
5.00%, 10/1/28	3,000	3,351
5.00%, 9/1/42	1,000	1,132
California State G.O. Unlimited Refunding Bonds, Group B,
5.00%, 10/1/28	790	882
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	439
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/47	1,000	1,038
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	625	643

FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	$1,000	$1,069
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3)	3,500	3,242
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3)	2,000	1,726
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	208
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/49	1,000	698
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	535
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,052
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	158
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,030
5.00%, 5/15/43	1,000	1,022
California State School Finance Authority Charter School Revenue Bonds, Aspire Public Schools Obligated Group,
4.00%, 8/1/51	800	658
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	$1,500	$1,670
3.00%, 5/15/51	1,225	900
California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	185
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	464
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	571
6.00%, 8/1/23(1)	1,000	1,002
Chino Valley Unified School District G.O. Limited Bonds, Series B,
5.00%, 8/1/38	1,150	1,272
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,743
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,000
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	415
CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,
1.51%, 4/1/26	625	557
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	501
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,392

NORTHERN FUNDS QUARTERLY REPORT     89    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	$250	$242
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,320
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,232
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,563
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	800	706
Los Angeles Community College District G.O. Unlimited Bonds, Series L, Election of 2008,
5.00%, 8/1/35	350	417
Los Angeles Country TRANS,
6/28/24(4)	550	560
Los Angeles County Community Facilities District No. 2021-01 Special TRB, Valencia Facilities,
5.00%, 9/1/52	500	499
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	1,600	1,125
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,095
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,076
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	520
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	$500	$524
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	4,279
5.00%, 5/15/31	5,000	5,346
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,105
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	547
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	521
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	583
5.00%, 7/1/51	1,000	1,090
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	828
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,550
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	506
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	123
4.00%, 9/1/51	430	366
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,148

FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	$395	$395
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series A,
5.00%, 10/1/38	405	461
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,099
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,270
Mountain View-Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	507
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,187
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	9,000	6,461
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3)	3,500	3,504
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/42	1,000	1,025
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,068
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	982
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	5,736
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,
3.00%, 9/1/45	$1,865	$1,498
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,306
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	710
Ross Valley PFA Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	283
5.00%, 1/1/37	215	221
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,058
Sacramento Municipal Utility District Electric Revenue Bonds, Series K, Green Bonds,
8/15/37(4)	250	293
Sacramento Municipal Utility District Electric Revenue Refunding Bonds, Series L,
8/15/27(4)	500	546
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	55
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	150	139
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,052
5.00%, 5/1/42	1,500	1,540
5.00%, 5/1/49	1,000	1,031

NORTHERN FUNDS QUARTERLY REPORT     91    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	$1,000	$1,036
5.00%, 5/1/50	1,500	1,545
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	1,002
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	1,200	1,035
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,002
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/52	1,000	953
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	466
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,506
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	766
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	525
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	568
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,421
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	$300	$258
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,119
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	523
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,814
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	834
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds, Escrowed to Maturity (AGM Insured),
5.00%, 9/1/32	15	17
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	698
Stockton PFA Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	257
5.00%, 3/1/33	245	251
5.00%, 3/1/47	500	473
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	701
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,027
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	901
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/35	1,500	1,818

FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 89.9%continued
California – 89.9%continued
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	$2,500	$2,656
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,199
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	638
5.00%, 8/1/28	620	692
Vernon Electric System Revenue Bonds, Series A,
5.00%, 4/1/28	300	315
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	710
		142,985
Total Municipal Bonds
(Cost $153,327)		142,985

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 9.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(6) (7)	15,096,647	$15,097
Total Investment Companies
(Cost $15,097)		15,097

Total Investments – 99.4%
(Cost $168,424)		158,082
Other Assets less Liabilities – 0.6%		889
NET ASSETS – 100.0%		$158,971

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	89.9%
Investment Companies	9.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

NORTHERN FUNDS QUARTERLY REPORT     93    FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued	June 30, 2023 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$142,985	$—	$142,985
Investment Companies	15,097	—	—	15,097
Total Investments	$15,097	$142,985	$—	$158,082
Transactions in affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,746	$22,940	$10,589	$62	$15,097	$15,096,647
FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CORE BOND FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 4.8%
Auto Loan – 1.0%
Exeter Automobile Receivables Trust, Series 2022-6A, Class A2
5.73%, 11/17/25	$54	$54
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	130	130
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	80	79
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	160	157
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	200	197
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2
5.24%, 7/15/25(1)	453	452
		1,069
Automobile – 0.4%
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	140	138
Santander Drive Auto Receivables Trust, Series 2021-4, Class C
1.26%, 2/16/27	300	288
		426
Credit Card – 0.2%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	225
Other – 0.5%
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	280	280
Verizon Master Trust , Series 2023-2, Class A
4.89%, 4/13/28	250	248
		528
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.8%continued
Whole Loan – 2.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.83% on 2/25/27), 4.75%, 9/26/67(1) (2)	$273	$260
CHNGE Mortgage Trust, Series 2023-3, Class A1
(Step to 8.10% on 7/25/27), 7.10%, 7/25/58(1) (2)	153	152
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
(Step to 6.50% on 5/25/24), 2.00%, 4/25/73(1) (2)	300	287
J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (3)	283	237
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (3)	283	238
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	285	238
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	238	228
JP Morgan Mortgage Trust, Series 2022-LTV1, Class XS
0.22%, 7/25/52(1)	23,068	250
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	289	232
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	97	93
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	755	695
		2,910
Total Asset-Backed Securities
(Cost $5,273)		5,158

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.3%
Non Agency – 2.3%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	1,000	927

NORTHERN FUNDS QUARTERLY REPORT     95    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%continued
Non Agency – 2.3%continued
BANK5, Series 2023-5YR2, Class A3
6.66%, 6/15/28	$210	$216
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	920	877
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	400	399
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	75
		2,494
Total Commercial Mortgage-Backed Securities
(Cost $2,696)		2,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 21.9%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
5.81%, 5/1/50	$35	$35
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	65	54
Lockheed Martin Corp.,
5.20%, 2/15/55	70	72
Northrop Grumman Corp.,
5.25%, 5/1/50	50	51
Raytheon Technologies Corp.,
1.90%, 9/1/31	50	40
		252
Asset Management – 1.0%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	176	168
Ares Capital Corp.,
4.25%, 3/1/25	215	205
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (4)	92	70
FS KKR Capital Corp.,
4.13%, 2/1/25	635	601
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Asset Management – 1.0%continued
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	$30	$26
		1,070
Banking – 3.3%
Bank of America Corp.,
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (4)	100	84
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (4)	120	99
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (4)	510	423
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (4)	294	239
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (4)	190	176
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (4)	192	180
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (4)	275	225
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (4)	180	179
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (4)	300	281
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (4)	217	173
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (4)	370	362
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (4)	110	101
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (4)	270	267
Truist Financial Corp.,
3.70%, 6/5/25	170	163
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (4)	400	401
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (4)	220	196
		3,549

FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Beverages – 0.2%
Constellation Brands, Inc.,
2.88%, 5/1/30	$95	$83
Pernod Ricard International Finance LLC,
1.25%, 4/1/28 (1)	200	169
		252
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
4.25%, 11/21/49	35	30
Amgen, Inc.,
2.20%, 2/21/27	96	87
5.25%, 3/2/33	480	481
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	220	194
Gilead Sciences, Inc.,
2.60%, 10/1/40	55	40
		832
Cable & Satellite – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	63	60
6.38%, 10/23/35	175	171
5.50%, 4/1/63	53	43
Comcast Corp.,
4.15%, 10/15/28	130	126
1.50%, 2/15/31	148	117
Time Warner Cable LLC,
5.88%, 11/15/40	100	88
		605
Chemicals – 0.4%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	350	326
NewMarket Corp.,
2.70%, 3/18/31	65	53
RPM International, Inc.,
4.55%, 3/1/29	30	28
		407
Commercial Support Services – 0.0%
Waste Connections, Inc.,
3.20%, 6/1/32	40	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Construction Materials – 0.0%
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	$40	$34
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	50	51
Diversified Industrials – 0.2%
Honeywell International, Inc.,
4.95%, 2/15/28	160	162
Parker-Hannifin Corp.,
4.50%, 9/15/29	44	43
		205
E-Commerce Discretionary – 0.0%
Amazon.com, Inc.,
4.70%, 12/1/32	50	50
Electric & Gas Marketing & Trading – 0.3%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	330	300
Electric Utilities – 2.6%
AES (The) Corp.,
1.38%, 1/15/26	90	80
Ameren Corp.,
3.50%, 1/15/31	250	223
Appalachian Power Co.,
4.50%, 3/1/49	160	135
Avangrid, Inc.,
3.80%, 6/1/29	132	120
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	170	132
Duke Energy Progress LLC,
3.40%, 4/1/32	152	134
5.25%, 3/15/33	235	239
Entergy Louisiana LLC,
2.90%, 3/15/51	300	198
Entergy Texas, Inc.,
1.75%, 3/15/31	145	115
Eversource Energy,
1.65%, 8/15/30	167	132
Florida Power & Light Co.,
5.10%, 4/1/33	240	244

NORTHERN FUNDS QUARTERLY REPORT     97    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Electric Utilities – 2.6%continued
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	$100	$93
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	155	129
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	90	76
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	100	94
Pacific Gas and Electric Co.,
4.55%, 7/1/30	118	106
San Diego Gas & Electric Co.,
1.70%, 10/1/30	200	160
Southern (The) Co.,
3.70%, 4/30/30	155	142
Virginia Electric and Power Co.,
2.40%, 3/30/32	130	106
Xcel Energy, Inc.,
2.60%, 12/1/29	115	98
		2,756
Electrical Equipment – 0.2%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	107	86
Hubbell, Inc.,
2.30%, 3/15/31	30	25
Keysight Technologies, Inc.,
3.00%, 10/30/29	100	87
Vontier Corp.,
2.40%, 4/1/28	25	21
		219
Entertainment Content – 0.3%
Discovery Communications LLC,
3.63%, 5/15/30	150	132
Walt Disney (The) Co.,
2.00%, 9/1/29	100	85
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	110	89
		306
Food – 0.5%
Campbell Soup Co.,
2.38%, 4/24/30	110	93
Flowers Foods, Inc.,
2.40%, 3/15/31	80	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Food – 0.5%continued
Hormel Foods Corp.,
1.80%, 6/11/30	$115	$96
McCormick & Co., Inc.,
1.85%, 2/15/31	140	111
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	105	77
Tyson Foods, Inc.,
4.35%, 3/1/29	105	100
		542
Funds & Trusts – 0.3%
Blackstone Private Credit Fund,
2.63%, 12/15/26	320	272
Gas & Water Utilities – 0.5%
NiSource, Inc.,
3.60%, 5/1/30	200	180
Southern California Gas Co.,
2.60%, 6/15/26	200	187
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	190	149
		516
Health Care Facilities & Services – 1.5%
CVS Health Corp.,
5.25%, 1/30/31	210	209
5.30%, 6/1/33	490	489
HCA, Inc.,
5.50%, 6/1/33	390	389
UnitedHealth Group, Inc.,
4.00%, 5/15/29	190	182
2.30%, 5/15/31	105	89
5.35%, 2/15/33	200	208
Universal Health Services, Inc.,
2.65%, 1/15/32	105	83
		1,649
Home Construction – 0.2%
D.R. Horton, Inc.,
1.30%, 10/15/26	45	39
Masco Corp.,
1.50%, 2/15/28	70	60
MDC Holdings, Inc.,
6.00%, 1/15/43	85	77
		176

FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Household Products – 0.7%
Clorox (The) Co.,
4.60%, 5/1/32	$174	$170
Estee Lauder (The) Cos., Inc.,
5.15%, 5/15/53	240	245
Haleon U.S. Capital LLC,
3.38%, 3/24/27	11	10
4.00%, 3/24/52	174	144
Kenvue, Inc.,
4.90%, 3/22/33 (1)	40	41
Kimberly-Clark Corp.,
2.00%, 11/2/31	220	181
		791
Institutional Financial Services – 1.0%
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (4)	275	258
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (4)	187	167
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (4)	270	230
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (4)	183	152
(Variable, U.S. SOFR + 2.08%), 4.89%, 7/20/33 (4)	150	144
Nasdaq, Inc.,
5.55%, 2/15/34	150	151
		1,102
Insurance – 0.6%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	315	278
Brown & Brown, Inc.,
2.38%, 3/15/31	135	109
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	100	96
Corebridge Financial, Inc.,
4.40%, 4/5/52	106	83
Primerica, Inc.,
2.80%, 11/19/31	130	108
		674
Internet Media & Services – 0.3%
Meta Platforms, Inc.,
3.85%, 8/15/32	200	186
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Internet Media & Services – 0.3%continued
Netflix, Inc.,
4.88%, 4/15/28	$100	$99
		285
Machinery – 0.0%
Eaton Corp.,
4.15%, 3/15/33	20	19
Xylem, Inc.,
2.25%, 1/30/31	30	25
		44
Medical Equipment & Devices – 0.6%
Agilent Technologies, Inc.,
2.30%, 3/12/31	340	278
Becton Dickinson & Co.,
2.82%, 5/20/30	200	175
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	230	241
		694
Oil & Gas Producers – 0.6%
Energy Transfer L.P.,
4.15%, 9/15/29	210	193
EOG Resources, Inc.,
4.38%, 4/15/30	230	225
Phillips 66,
2.15%, 12/15/30	200	163
Western Midstream Operating L.P.,
6.15%, 4/1/33	90	91
		672
Oil & Gas Services & Equipment – 0.1%
Schlumberger Investment S.A.,
2.65%, 6/26/30	100	87
Real Estate Investment Trusts – 0.9%
AvalonBay Communities, Inc.,
2.30%, 3/1/30	40	34
Boston Properties L.P.,
2.55%, 4/1/32	90	68
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	55	49
Corporate Office Properties L.P.,
2.90%, 12/1/33	121	84
Equinix, Inc.,
3.20%, 11/18/29	93	82
2.50%, 5/15/31	100	81

NORTHERN FUNDS QUARTERLY REPORT     99    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Real Estate Investment Trusts – 0.9%continued
Essex Portfolio L.P.,
2.65%, 3/15/32	$70	$56
Healthpeak OP LLC,
3.25%, 7/15/26	65	60
Kimco Realty Corp.,
3.20%, 4/1/32	81	67
Office Properties Income Trust,
2.65%, 6/15/26	275	203
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	40	32
Safehold GL Holdings LLC,
2.85%, 1/15/32	64	49
Simon Property Group L.P.,
2.45%, 9/13/29	45	38
STORE Capital Corp.,
2.75%, 11/18/30	40	29
Welltower OP LLC,
2.70%, 2/15/27	40	36
3.85%, 6/15/32	40	35
		1,003
Retail - Discretionary – 0.2%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	95	79
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	67	64
Tractor Supply Co.,
1.75%, 11/1/30	45	36
		179
Semiconductors – 0.3%
Intel Corp.,
5.13%, 2/10/30	260	261
KLA Corp.,
5.65%, 11/1/34	85	88
		349
Software – 0.7%
Fortinet, Inc.,
1.00%, 3/15/26	90	80
2.20%, 3/15/31	145	118
Oracle Corp.,
5.80%, 11/10/25	90	91
2.30%, 3/25/28	100	88
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Software – 0.7%continued
Roper Technologies, Inc.,
3.80%, 12/15/26	$70	$67
2.00%, 6/30/30	55	45
ServiceNow, Inc.,
1.40%, 9/1/30	100	79
VMware, Inc.,
1.80%, 8/15/28	130	109
Workday, Inc.,
3.70%, 4/1/29	100	93
		770
Specialty Finance – 0.1%
Ally Financial, Inc.,
2.20%, 11/2/28	138	110
GATX Corp.,
4.00%, 6/30/30	20	18
		128
Technology Hardware – 0.5%
CDW LLC/CDW Finance Corp.,
4.25%, 4/1/28	110	101
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	44	52
3.45%, 12/15/51 (1)	133	89
Jabil, Inc.,
1.70%, 4/15/26	180	161
Motorola Solutions, Inc.,
2.30%, 11/15/30	100	81
Teledyne Technologies, Inc.,
2.25%, 4/1/28	70	61
		545
Technology Services – 0.9%
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	98	84
Global Payments, Inc.,
2.90%, 5/15/30	95	81
Moody's Corp.,
4.25%, 2/1/29	157	152
3.75%, 2/25/52	106	84
PayPal Holdings, Inc.,
4.40%, 6/1/32	240	231
S&P Global, Inc.,
2.90%, 3/1/32	240	208

FIXED INCOME FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.9% continued
Technology Services – 0.9%continued
Western Union (The) Co.,
2.75%, 3/15/31	$130	$102
		942
Telecommunications – 0.5%
AT&T, Inc.,
4.30%, 2/15/30	164	156
3.55%, 9/15/55	96	67
T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	133	95
3.60%, 11/15/60	129	90
Verizon Communications, Inc.,
2.55%, 3/21/31	115	96
		504
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	110	87
Transportation & Logistics – 0.7%
Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	160	163
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	144	145
Norfolk Southern Corp.,
3.70%, 3/15/53	66	51
Ryder System, Inc.,
5.25%, 6/1/28	130	128
Southwest Airlines Co.,
5.13%, 6/15/27	105	104
Union Pacific Corp.,
2.38%, 5/20/31	67	57
3.50%, 2/14/53	89	69
		717
Total Corporate Bonds
(Cost $26,526)		23,651

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 7.5%
Asset Management – 0.4%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28 (1) (4)	$360	$341
(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (4)	117	104
		445
Banking – 4.6%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (4)	200	197
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (4)	322	295
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (4)	200	187
Barclays PLC,
(Variable, U.S. SOFR + 2.21%), 5.83%, 5/9/27 (4)	310	306
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (4)	200	195
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (4)	220	219
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (4)	139	120
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (4)	200	185
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (4)	310	304
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (4)	165	139

NORTHERN FUNDS QUARTERLY REPORT     101    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Banking – 4.6%continued
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (4)	$200	$188
Intesa Sanpaolo S.p.A.,
6.63%, 6/20/33 (1)	30	30
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.90%), 7.78%, 6/20/54 (1) (4)	220	219
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (4)	200	199
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (4)	190	179
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29 (4)	200	198
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (4)	400	374
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (4)	200	197
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (4)	215	214
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (4)	250	225
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (4)	226	195
Sumitomo Mitsui Financial Group, Inc.,
3.04%, 7/16/29	200	175
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (4)	135	117
Westpac New Zealand Ltd.,
4.90%, 2/15/28 (1)	300	294
		4,951
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Beverages – 0.3%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	$161	$142
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	161
		303
Biotechnology & Pharmaceuticals – 0.4%
Astrazeneca Finance LLC,
1.75%, 5/28/28	220	191
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	220	211
		402
Medical Equipment & Devices – 0.2%
Alcon Finance Corp.,
2.60%, 5/27/30(1)	210	179
Metals & Mining – 0.0%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	50	52
Oil & Gas Producers – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	31	24
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	210	174
		198
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	236	227
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	200	186
Philippine Government International Bond,
3.75%, 1/14/29	125	119
		305
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.40%, 10/29/33	53	42

FIXED INCOME FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Specialty Finance – 0.4%continued
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	$45	$40
6.38%, 5/4/28 (1)	350	347
		429
Technology Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	140	137
Telecommunications – 0.2%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	165	145
Orange S.A.,
5.38%, 1/13/42	100	99
		244
Tobacco & Cannabis – 0.2%
BAT Capital Corp.,
4.70%, 4/2/27	98	95
Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	113	113
		208
Transportation & Logistics – 0.0%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	63	45
Total Foreign Issuer Bonds
(Cost $8,768)		8,125

U.S. GOVERNMENT AGENCIES – 37.1% (5)
Fannie Mae – 20.4%
Pool #889641,
5.50%, 8/1/37	115	118
Pool #995802,
5.50%, 12/1/35	114	116
Pool #AB5209,
3.00%, 5/1/32	224	210
Pool #AD0248,
5.50%, 11/1/37	208	213
Pool #AD0494,
5.50%, 8/1/37	120	123
Pool #AD0925,
5.00%, 4/1/40	101	102
Pool #AL5119,
4.00%, 4/1/34	126	123
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Fannie Mae – 20.4%continued
Pool #AL6041,
4.00%, 8/1/33	$658	$642
Pool #AL7497,
3.50%, 9/1/40	219	205
Pool #AL8352,
3.00%, 10/1/44	257	232
Pool #AQ5150,
2.50%, 11/1/42	669	576
Pool #AS3655,
4.50%, 10/1/44	131	129
Pool #AS6520,
3.50%, 1/1/46	244	226
Pool #AS6730,
3.50%, 2/1/46	300	280
Pool #AS7088,
2.50%, 5/1/31	96	89
Pool #AS7568,
4.50%, 7/1/46	410	402
Pool #AS8576,
4.50%, 12/1/46	156	153
Pool #AS8984,
4.50%, 3/1/47	92	90
Pool #BD7081,
4.00%, 3/1/47	348	329
Pool #BH6175,
3.50%, 7/1/47	81	75
Pool #BJ0686,
4.00%, 4/1/48	129	123
Pool #BM1761,
4.00%, 8/1/44	125	120
Pool #BM4056,
4.00%, 3/1/45	155	149
Pool #BM5168,
2.50%, 6/1/46	303	261
Pool #BM5969,
3.00%, 11/1/46	930	840
Pool #BM5984,
5.00%, 5/1/49	71	70
Pool #BM5996,
5.00%, 12/1/48	45	45
Pool #BR4694,
2.00%, 3/1/51	612	502

NORTHERN FUNDS QUARTERLY REPORT     103    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Fannie Mae – 20.4%continued
Pool #BW9921,
5.00%, 10/1/52	$533	$524
Pool #BX4910,
5.00%, 1/1/53	298	294
Pool #BX7768,
5.00%, 3/1/53	290	284
Pool #CA5700,
2.50%, 5/1/50	721	620
Pool #CA6422,
3.00%, 7/1/50	359	318
Pool #FM1303,
3.00%, 1/1/48	472	424
Pool #FM1472,
3.50%, 3/1/34	53	51
Pool #FM1534,
4.50%, 9/1/49	235	230
Pool #FM1572,
3.00%, 9/1/48	125	112
Pool #FM2053,
3.50%, 8/1/44	643	601
Pool #FM2671,
4.00%, 1/1/48	105	101
Pool #FM2921,
2.50%, 4/1/50	630	538
Pool #FM3173,
3.50%, 7/1/47	381	357
Pool #FM3201,
3.50%, 4/1/34	144	139
Pool #FM3266,
3.00%, 4/1/48	824	744
Pool #FM3727,
3.00%, 7/1/50	292	259
Pool #FM4491,
3.50%, 12/1/36	857	811
Pool #FM5237,
5.00%, 7/1/47	165	166
Pool #FM5383,
4.00%, 6/1/45	475	457
Pool #FM6555,
2.00%, 4/1/51	596	489
Pool #FS1251,
3.50%, 4/1/52	600	549
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Fannie Mae – 20.4%continued
Pool #FS2701,
2.50%, 2/1/35	$255	$237
Pool #FS3063,
4.50%, 10/1/52	423	408
Pool #FS3120,
5.00%, 9/1/52	759	745
Pool #FS3231,
2.00%, 3/1/52	661	547
Pool #FS3384,
4.50%, 10/1/50	586	576
Pool #FS3662,
5.00%, 1/1/53	297	292
Pool #FS4040,
5.00%, 2/1/53	295	289
Pool #FS4045,
5.50%, 2/1/53	276	275
Pool #FS4267,
4.50%, 3/1/38	389	383
Pool #FS4610,
6.50%, 6/1/40	152	160
Pool #FS4618,
4.50%, 2/1/51	299	291
Pool #FS4663,
5.00%, 5/1/53	300	294
Pool #FS4706,
6.00%, 7/1/41	345	356
Pool #MA2232,
3.50%, 4/1/35	200	189
Pool #MA2864,
3.50%, 1/1/47	299	277
Pool #MA3088,
4.00%, 8/1/47	213	203
Pool #MA3183,
4.00%, 11/1/47	415	396
Pool #MA3184,
4.50%, 11/1/47	405	397
Pool #MA3211,
4.00%, 12/1/47	433	414
Pool #MA3448,
5.00%, 8/1/48	110	109
Pool #MA4186,
3.00%, 10/1/35	127	119

FIXED INCOME FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Fannie Mae – 20.4%continued
Pool #MA4305,
2.00%, 4/1/51	$600	$491
		22,059
Freddie Mac – 12.7%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2,
4.43%, 2/25/33	80	80
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	441	429
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	216	212
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 4.05%, 9/1/37(6)	4	4
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 4.34%, 11/1/37(6)	9	9
Pool #QF3725,
5.00%, 11/1/52	288	283
Pool #QF8053,
5.50%, 2/1/53	409	408
Pool #QF8924,
5.50%, 3/1/53	299	298
Pool #QG4632,
5.50%, 6/1/53	300	299
Pool #RA3913,
2.50%, 11/1/50	690	594
Pool #RA8880,
4/1/53(7)	293	292
Pool #RD5026,
3.00%, 4/1/30	64	60
Pool #SB0084,
3.00%, 2/1/32	333	316
Pool #SB0216,
3.00%, 12/1/32	94	89
Pool #SB0328,
3.00%, 6/1/34	285	268
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Freddie Mac – 12.7%continued
Pool #SB0826,
2.50%, 1/1/35	$285	$264
Pool #SB8502,
2.00%, 8/1/35	1,079	962
Pool #SD0033,
3.00%, 12/1/47	161	145
Pool #SD1360,
7/1/52(7)	274	273
Pool #SD1518,
4.50%, 8/1/52	286	277
Pool #SD1694,
4.50%, 10/1/52	634	611
Pool #SD1703,
5.00%, 9/1/52	876	859
Pool #SD1710,
5.00%, 10/1/52	633	621
Pool #SD1959,
6.50%, 12/1/52	420	430
Pool #SD2334,
5.00%, 2/1/53	293	288
Pool #SD2342,
5.00%, 12/1/44	344	345
Pool #SD2477,
5.50%, 3/1/53	299	300
Pool #SD2511,
5.50%, 4/1/53	299	297
Pool #SD2642,
5.50%, 4/1/53	293	292
Pool #SD2665,
4/1/53(7)	294	299
Pool #SD2757,
5.00%, 5/1/53	298	292
Pool #SD2876,
3.00%, 7/1/46	298	269
Pool #SD2920,
5.50%, 5/1/53	299	297
Pool #SD2922,
5.00%, 5/1/53	298	292
Pool #SD2999,
5.50%, 6/1/53	299	298
Pool #SD3133,
6/1/53(7)	300	295

NORTHERN FUNDS QUARTERLY REPORT     105    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Freddie Mac – 12.7%continued
Pool #SD3136,
6/1/53(7)	$300	$299
Pool #SD3174,
6/1/53(7)	300	299
Pool #ZK7457,
3.50%, 2/1/29	111	107
Pool #ZM4714,
3.50%, 11/1/47	490	452
Pool #ZM5332,
3.00%, 1/1/48	241	216
Pool #ZS4687,
2.50%, 11/1/46	157	135
Pool #ZT1333,
2.50%, 10/1/31	610	566
		13,721
Freddie Mac Gold – 1.0%
Pool #G16396,
3.50%, 2/1/33	75	72
Pool #G60948,
3.00%, 1/1/47	187	167
Pool #Q15842,
3.00%, 2/1/43	350	316
Pool #Q42460,
4.00%, 6/1/46	60	57
Pool #Q44452,
3.00%, 11/1/46	448	401
Pool #Q63667,
4.50%, 5/1/49	93	91
		1,104
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	216	194
Government National Mortgage Association I – 0.7%
Pool #604183,
5.50%, 4/15/33	2	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	277	262
Pool #786440,
4.50%, 9/15/47	240	237
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1% (5)continued
Government National Mortgage Association I – 0.7%continued
Pool #786470,
5.00%, 11/15/40	$288	$290
		792
Government National Mortgage Association II – 2.1%
Pool #784801,
3.50%, 6/20/47	285	261
Pool #MA0089,
4.00%, 5/20/42	430	418
Pool #MA0782,
3.00%, 2/20/43	355	324
Pool #MA1287,
4.50%, 9/20/43	76	75
Pool #MA1996,
4.00%, 6/20/44	76	74
Pool #MA2755,
4.00%, 4/20/45	58	56
Pool #MA3666,
5.00%, 5/20/46	146	148
Pool #MA8346,
4.00%, 10/20/52	293	278
Pool #MA8724,
4.50%, 3/20/53	298	287
Pool #MA8725,
5.00%, 3/20/53	298	292
		2,213
Total U.S. Government Agencies
(Cost $42,867)		40,083

U.S. GOVERNMENT OBLIGATIONS – 24.8%
U.S. Treasury Bonds – 11.1%
3.38%, 8/15/42	10,740	9,749
3.00%, 8/15/52	2,672	2,272
		12,021
U.S. Treasury Notes – 11.1%
4.50%, 11/30/24	935	925
4.00%, 2/15/26	1,316	1,296
3.88%, 11/30/27	4,236	4,176
3.50%, 2/15/33	5,778	5,628
		12,025

FIXED INCOME FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 24.8%continued
U.S. Treasury Strips – 2.6%
1.47%, 2/15/51(8)	$7,762	$2,735
Total U.S. Government Obligations
(Cost $28,913)		26,781

MUNICIPAL BONDS – 0.3%
Florida – 0.0%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	100	81
Texas – 0.3%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	300	301
Total Municipal Bonds
(Cost $400)		382

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(9) (10)	2,658,433	$2,658
Total Investment Companies
(Cost $2,658)		2,658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
4.80%, 10/26/23(8) (11)	$200	$197
Total Short-Term Investments
(Cost $197)		197

Total Investments – 101.3%
(Cost $118,298)		109,529
Liabilities less Other Assets – (1.3%)		(1,438)
NET ASSETS – 100.0%		$108,091

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Step coupon bond. Rate as of June 30, 2023 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(7)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(8)	Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2023 is disclosed.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     107    FIXED INCOME FUNDS

Schedule of Investments
CORE BOND FUND continued	June 30, 2023 (UNAUDITED)
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	41	$8,337	Long	9/23	$(113)
Ultra 10-Year U.S. Treasury Note	(54)	(6,396)	Short	9/23	67
Total					$(46)
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	21.9%
Foreign Issuer Bonds	7.5%
U.S. Government Agencies	37.1%
U.S. Government Obligations	24.8%
Municipal Bonds	0.3%
Investment Companies	2.4%
Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$5,158	$—	$5,158
Commercial Mortgage-Backed Securities	—	2,494	—	2,494
Corporate Bonds(1)	—	23,651	—	23,651
Foreign Issuer Bonds(1)	—	8,125	—	8,125
U.S. Government Agencies(1)	—	40,083	—	40,083
U.S. Government Obligations(1)	—	26,781	—	26,781
Municipal Bonds(1)	—	382	—	382
Investment Companies	2,658	—	—	2,658
Short-Term Investments	—	197	—	197
Total Investments	$2,658	$106,871	$—	$109,529
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$67	$—	$—	$67
Liabilities
Futures Contracts	(113)	—	—	(113)
Total Other Financial Instruments	$(46)	$—	$—	$(46)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,291	$9,982	$10,615	$17	$2,658	$2,658,433
FIXED INCOME FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
FIXED INCOME FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 4.8%
Auto Loan – 1.0%
Exeter Automobile Receivables Trust, Series 2022-6A, Class A2
5.73%, 11/17/25	$229	$229
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	480	479
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A3
4.66%, 2/16/28	380	375
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	670	658
Hyundai Auto Receivables Trust, Series 2023-A, Class A3
4.58%, 4/15/27	840	827
Westlake Automobile Receivables Trust, Series 2022-3A, Class A2
5.24%, 7/15/25(1)	1,804	1,800
		4,368
Automobile – 0.4%
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	550	541
Santander Drive Auto Receivables Trust, Series 2021-4, Class C
1.26%, 2/16/27	1,300	1,249
		1,790
Credit Card – 0.2%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	919
Other – 0.5%
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	1,130	1,131
Verizon Master Trust , Series 2023-2, Class A
4.89%, 4/13/28	1,040	1,030
		2,161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.8%continued
Whole Loan – 2.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.83% on 2/25/27), 4.75%, 9/26/67(1) (2)	$1,103	$1,051
CHNGE Mortgage Trust, Series 2023-3, Class A1
(Step to 8.10% on 7/25/27), 7.10%, 7/25/58(1) (2)	736	733
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
(Step to 6.50% on 5/25/24), 2.00%, 4/25/73(1) (2)	1,200	1,148
J.P. Morgan Mortgage Trust, Series 2022-4, Class A3
3.00%, 10/25/52(1) (3)	1,298	1,090
J.P. Morgan Mortgage Trust, Series 2022-6, Class A3
3.00%, 11/25/52(1) (3)	1,248	1,048
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,232	1,027
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	1,000	958
JP Morgan Mortgage Trust, Series 2022-LTV1, Class XS
0.22%, 7/25/52(1)	97,629	1,056
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,228	986
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	678	649
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	2,352	2,168
		11,914
Total Asset-Backed Securities
(Cost $21,620)		21,152

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%
Non Agency – 2.4%
BANK, Series 2019-BN16, Class A4
4.01%, 2/15/52	3,900	3,615

NORTHERN FUNDS QUARTERLY REPORT     109    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%continued
Non Agency – 2.4%continued
BANK5, Series 2023-5YR2, Class A3
6/15/28(4)	$853	$879
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	4,530	4,318
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,700	1,696
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	327
		10,835
Total Commercial Mortgage-Backed Securities
(Cost $11,569)		10,835

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 28.4%
Aerospace & Defense – 0.5%
Boeing (The) Co.,
5.81%, 5/1/50	$350	$349
Howmet Aerospace, Inc.,
6.88%, 5/1/25	934	949
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	575	483
Lockheed Martin Corp.,
5.20%, 2/15/55	320	330
Northrop Grumman Corp.,
5.25%, 5/1/50	240	244
		2,355
Asset Management – 1.3%
Ameriprise Financial, Inc.,
4.50%, 5/13/32	214	205
Ares Capital Corp.,
4.25%, 3/1/25	925	882
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (5) (6)	116	88
FMR LLC,
6.45%, 11/15/39 (1)	435	455
FS KKR Capital Corp.,
4.13%, 2/1/25	2,620	2,478
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Asset Management – 1.3%continued
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	$1,465	$1,263
Oaktree Specialty Lending Corp.,
2.70%, 1/15/27	200	173
Prospect Capital Corp.,
3.71%, 1/22/26	330	290
		5,834
Automotive – 0.1%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	295
Banking – 3.3%
Bank of America Corp.,
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (5)	1,095	919
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (5)	1,880	1,558
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	1,134	924
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	1,200	1,115
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (5)	1,080	882
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (5)	750	709
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 1.07%), 5.55%, 12/15/25 (5)	770	767
(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (5)	1,275	1,194
(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (5)	700	558
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.85%), 4.63%, 6/6/33 (5)	307	282
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (5)	1,070	1,058
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	1,600	1,602

FIXED INCOME FUNDS    110    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Banking – 3.3%continued
Wells Fargo & Co.,
3.00%, 10/23/26	$2,540	$2,358
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	960	855
		14,781
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1)	530	414
Biotechnology & Pharmaceuticals – 0.8%
AbbVie, Inc.,
4.25%, 11/21/49	305	263
Amgen, Inc.,
2.20%, 2/21/27	935	849
5.25%, 3/2/33	1,405	1,407
Bristol-Myers Squibb Co.,
2.95%, 3/15/32	850	751
Gilead Sciences, Inc.,
2.60%, 10/1/40	480	348
		3,618
Cable & Satellite – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	335	319
6.38%, 10/23/35	1,000	975
5.50%, 4/1/63	330	266
Comcast Corp.,
4.15%, 10/15/28	960	930
1.50%, 2/15/31	503	400
CSC Holdings LLC,
4.63%, 12/1/30 (1)	920	409
DISH DBS Corp.,
7.75%, 7/1/26	750	460
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	440	412
		4,171
Chemicals – 0.5%
Bayport Polymers LLC,
4.74%, 4/14/27 (1)	1,390	1,293
LYB International Finance III LLC,
2.25%, 10/1/30	300	245
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Chemicals – 0.5%continued
NewMarket Corp.,
2.70%, 3/18/31	$530	$433
RPM International, Inc.,
4.55%, 3/1/29	447	419
		2,390
Commercial Support Services – 0.1%
Waste Connections, Inc.,
3.20%, 6/1/32	350	305
Construction Materials – 0.1%
Martin Marietta Materials, Inc.,
2.50%, 3/15/30	327	276
Consumer Services – 0.0%
President and Fellows of Harvard College,
4.88%, 10/15/40	200	203
Containers & Packaging – 0.3%
Packaging Corp. of America,
3.40%, 12/15/27	585	545
Sealed Air Corp.,
6.13%, 2/1/28 (1)	760	755
		1,300
Diversified Industrials – 0.3%
Honeywell International, Inc.,
4.95%, 2/15/28	1,000	1,013
Parker-Hannifin Corp.,
4.50%, 9/15/29	158	154
		1,167
E-Commerce Discretionary – 0.3%
Amazon.com, Inc.,
4.70%, 12/1/32	1,180	1,190
Electric & Gas Marketing & Trading – 0.2%
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	820	745
Electric Utilities – 2.6%
AES (The) Corp.,
1.38%, 1/15/26	975	871
Appalachian Power Co.,
4.50%, 3/1/49	485	408
Avangrid, Inc.,
3.80%, 6/1/29	430	392

NORTHERN FUNDS QUARTERLY REPORT     111    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Electric Utilities – 2.6%continued
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	$445	$345
Duke Energy Progress LLC,
3.40%, 4/1/32	798	706
5.25%, 3/15/33	880	894
Entergy Louisiana LLC,
2.90%, 3/15/51	800	527
Entergy Texas, Inc.,
1.75%, 3/15/31	437	346
Eversource Energy,
1.65%, 8/15/30	150	119
Exelon Corp.,
5.63%, 6/15/35	1,080	1,092
Florida Power & Light Co.,
5.10%, 4/1/33	940	954
National Rural Utilities Cooperative Finance Corp.,
4.15%, 12/15/32	270	250
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30	205	171
NRG Energy, Inc.,
2.45%, 12/2/27 (1)	315	265
3.63%, 2/15/31 (1)	605	472
Oncor Electric Delivery Co. LLC,
3.70%, 11/15/28	820	774
Pacific Gas and Electric Co.,
4.55%, 7/1/30	233	211
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	260	237
Public Service Co. of Colorado,
3.70%, 6/15/28	820	778
San Diego Gas & Electric Co.,
1.70%, 10/1/30	565	452
Southern (The) Co.,
3.70%, 4/30/30	375	344
Virginia Electric and Power Co.,
2.40%, 3/30/32	820	669
Xcel Energy, Inc.,
2.60%, 12/1/29	205	175
		11,452
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Electrical Equipment – 0.2%
Acuity Brands Lighting, Inc.,
2.15%, 12/15/30	$452	$363
Hubbell, Inc.,
2.30%, 3/15/31	225	185
Keysight Technologies, Inc.,
3.00%, 10/30/29	275	241
Vontier Corp.,
2.40%, 4/1/28	400	333
		1,122
Entertainment Content – 0.5%
Discovery Communications LLC,
3.63%, 5/15/30	430	377
Take-Two Interactive Software, Inc.,
3.70%, 4/14/27	258	244
Walt Disney (The) Co.,
2.20%, 1/13/28	442	400
2.00%, 9/1/29	1,130	962
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	341	278
		2,261
Food – 0.7%
Campbell Soup Co.,
2.38%, 4/24/30	445	375
Conagra Brands, Inc.,
1.38%, 11/1/27	585	495
Flowers Foods, Inc.,
2.40%, 3/15/31	285	233
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	1,205	1,156
McCormick & Co., Inc.,
1.85%, 2/15/31	535	423
Smithfield Foods, Inc.,
2.63%, 9/13/31 (1)	480	355
		3,037
Funds & Trusts – 0.2%
Blackstone Private Credit Fund,
2.63%, 12/15/26	1,240	1,055
Gas & Water Utilities – 0.4%
NiSource, Inc.,
3.60%, 5/1/30	500	450

FIXED INCOME FUNDS    112    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Gas & Water Utilities – 0.4%continued
Southern California Gas Co.,
2.60%, 6/15/26	$650	$606
Southern Co. Gas Capital Corp.,
1.75%, 1/15/31	1,160	911
		1,967
Health Care Facilities & Services – 1.9%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	470	431
CVS Health Corp.,
5.25%, 1/30/31	870	867
5.30%, 6/1/33	2,100	2,097
DaVita, Inc.,
4.63%, 6/1/30 (1)	940	807
HCA, Inc.,
5.50%, 6/1/33	1,530	1,527
UnitedHealth Group, Inc.,
4.00%, 5/15/29	910	870
2.30%, 5/15/31	567	480
5.35%, 2/15/33	840	873
Universal Health Services, Inc.,
2.65%, 1/15/32	475	374
		8,326
Home Construction – 0.2%
D.R. Horton, Inc.,
1.30%, 10/15/26	678	594
Masco Corp.,
1.50%, 2/15/28	200	171
MDC Holdings, Inc.,
6.00%, 1/15/43	387	349
		1,114
Household Products – 1.3%
Clorox (The) Co.,
4.60%, 5/1/32	691	675
Estee Lauder (The) Cos., Inc.,
5.15%, 5/15/53	1,000	1,018
Haleon U.S. Capital LLC,
3.38%, 3/24/27	720	674
4.00%, 3/24/52	389	323
Kenvue, Inc.,
4.90%, 3/22/33 (1)	2,210	2,236
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Household Products – 1.3%continued
Kimberly-Clark Corp.,
2.00%, 11/2/31	$850	$700
		5,626
Institutional Financial Services – 1.4%
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 1.41%), 3.10%, 2/24/33 (5)	1,880	1,588
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	1,400	1,205
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	246	191
Morgan Stanley,
(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (5)	1,160	1,089
(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (5)	722	646
(Variable, U.S. SOFR + 1.29%), 2.94%, 1/21/33 (5)	689	573
(Variable, U.S. SOFR + 2.08%), 4.89%, 7/20/33 (5)	390	375
Nasdaq, Inc.,
5.55%, 2/15/34	610	612
		6,279
Insurance – 1.7%
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1)	1,235	1,090
Brown & Brown, Inc.,
2.38%, 3/15/31	577	465
Chubb INA Holdings, Inc.,
3.35%, 5/3/26	400	384
Corebridge Financial, Inc.,
4.40%, 4/5/52	394	310
Global Atlantic Fin Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (5)	1,291	915
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (7)	2,146	1,979
Ohio National Financial Services, Inc.,
6.80%, 1/24/30 (1)	2,095	1,948

NORTHERN FUNDS QUARTERLY REPORT     113    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Insurance – 1.7%continued
Primerica, Inc.,
2.80%, 11/19/31	$425	$352
		7,443
Internet Media & Services – 0.3%
Meta Platforms, Inc.,
3.85%, 8/15/32	810	753
Netflix, Inc.,
4.88%, 4/15/28	520	514
		1,267
Machinery – 0.1%
Eaton Corp.,
4.15%, 3/15/33	340	323
Medical Equipment & Devices – 0.7%
Agilent Technologies, Inc.,
2.30%, 3/12/31	1,260	1,031
Becton Dickinson & Co.,
2.82%, 5/20/30	830	726
Bio-Rad Laboratories, Inc.,
3.30%, 3/15/27	102	95
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	1,163	1,217
		3,069
Oil & Gas Producers – 1.2%
Apache Corp.,
5.10%, 9/1/40	1,200	975
Energy Transfer L.P.,
4.15%, 9/15/29	880	810
EQM Midstream Partners L.P.,
6.50%, 7/15/48	1,220	1,103
Phillips 66,
2.15%, 12/15/30	500	408
Western Midstream Operating L.P.,
6.15%, 4/1/33	345	348
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,491
		5,135
Oil & Gas Services & Equipment – 0.1%
Schlumberger Investment S.A.,
2.65%, 6/26/30	400	350
Real Estate Investment Trusts – 1.5%
American Tower Corp.,
3.13%, 1/15/27	765	705
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Real Estate Investment Trusts – 1.5%continued
AvalonBay Communities, Inc.,
2.30%, 3/1/30	$130	$109
Brixmor Operating Partnership L.P.,
4.05%, 7/1/30	310	279
Corporate Office Properties L.P.,
2.90%, 12/1/33	618	428
Crown Castle, Inc.,
1.05%, 7/15/26	1,030	902
EPR Properties,
4.50%, 4/1/25	780	739
Equinix, Inc.,
3.20%, 11/18/29	397	348
2.50%, 5/15/31	430	350
Healthpeak OP LLC,
3.25%, 7/15/26	335	312
Kimco Realty Corp.,
3.20%, 4/1/32	402	333
Office Properties Income Trust,
2.65%, 6/15/26	620	457
Realty Income Corp.,
2.20%, 6/15/28	400	346
Safehold GL Holdings LLC,
2.85%, 1/15/32	304	233
Simon Property Group L.P.,
2.45%, 9/13/29	245	206
STORE Capital Corp.,
2.75%, 11/18/30	390	282
VICI Properties L.P.,
5.13%, 5/15/32	346	324
Welltower OP LLC,
3.85%, 6/15/32	167	147
		6,500
Retail - Consumer Staples – 0.1%
Dollar Tree, Inc.,
3.38%, 12/1/51	570	384
Retail - Discretionary – 0.1%
Advance Auto Parts, Inc.,
1.75%, 10/1/27	410	341
O'Reilly Automotive, Inc.,
4.70%, 6/15/32	307	296
		637

FIXED INCOME FUNDS    114    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Semiconductors – 0.3%
Broadcom, Inc.,
3.50%, 2/15/41 (1)	$350	$262
Intel Corp.,
5.13%, 2/10/30	1,070	1,076
		1,338
Software – 0.9%
Fortinet, Inc.,
1.00%, 3/15/26	280	250
2.20%, 3/15/31	590	479
Oracle Corp.,
5.80%, 11/10/25	400	404
Roper Technologies, Inc.,
3.80%, 12/15/26	266	254
2.00%, 6/30/30	400	327
ServiceNow, Inc.,
1.40%, 9/1/30	580	459
VMware, Inc.,
1.80%, 8/15/28	570	478
4.70%, 5/15/30	880	840
Workday, Inc.,
3.70%, 4/1/29	345	320
		3,811
Specialty Finance – 0.4%
Ally Financial, Inc.,
2.20%, 11/2/28	537	429
GATX Corp.,
4.00%, 6/30/30	30	27
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	599
Synchrony Financial,
7.25%, 2/2/33	1,000	901
		1,956
Technology Hardware – 0.6%
CDW LLC/CDW Finance Corp.,
4.25%, 4/1/28	800	734
Dell International LLC/EMC Corp.,
8.10%, 7/15/36	560	655
3.45%, 12/15/51 (1)	500	335
Jabil, Inc.,
1.70%, 4/15/26	795	711
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Technology Hardware – 0.6%continued
Teledyne Technologies, Inc.,
2.25%, 4/1/28	$200	$175
		2,610
Technology Services – 0.7%
Global Payments, Inc.,
2.90%, 5/15/30	780	661
Moody's Corp.,
4.25%, 2/1/29	440	424
3.75%, 2/25/52	392	311
PayPal Holdings, Inc.,
4.40%, 6/1/32	870	838
S&P Global, Inc.,
2.90%, 3/1/32	870	754
Western Union (The) Co.,
2.75%, 3/15/31	460	363
		3,351
Telecommunications – 0.6%
AT&T, Inc.,
4.30%, 2/15/30	352	334
3.55%, 9/15/55	330	231
Level 3 Financing, Inc.,
4.63%, 9/15/27 (1)	800	557
T-Mobile U.S.A., Inc.,
3.40%, 10/15/52	525	375
3.60%, 11/15/60	895	628
Verizon Communications, Inc.,
2.55%, 3/21/31	600	501
		2,626
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	380	300
Transportation & Logistics – 0.8%
Burlington Northern Santa Fe LLC,
5.20%, 4/15/54	690	704
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	644	645
Norfolk Southern Corp.,
3.70%, 3/15/53	252	194
Ryder System, Inc.,
5.25%, 6/1/28	550	543

NORTHERN FUNDS QUARTERLY REPORT     115    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 28.4% continued
Transportation & Logistics – 0.8%continued
Southwest Airlines Co.,
5.13%, 6/15/27	$485	$481
Union Pacific Corp.,
2.38%, 5/20/31	255	216
3.50%, 2/14/53	379	293
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	411	392
		3,468
Total Corporate Bonds
(Cost $140,859)		125,851

FOREIGN ISSUER BONDS – 8.2%
Asset Management – 0.2%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.75%, 5/12/28(1) (5)	820	777
Banking – 4.2%
ANZ Bank New Zealand Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.70%), 5.55%, 8/11/32 (1) (5)	200	197
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (5)	1,100	1,008
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (5)	800	749
Barclays PLC,
(Variable, U.S. SOFR + 2.21%), 5.83%, 5/9/27 (5)	1,370	1,351
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (5) (6)	1,221	830
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	195
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (5)	630	525
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Banking – 4.2%continued
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (5)	$800	$798
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (5) (6)	800	638
(Variable, U.S. SOFR + 1.32%), 2.55%, 1/7/28 (5)	529	459
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (5)	700	648
Federation des Caisses Desjardins du Quebec,
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (5)	1,290	1,263
HSBC Holdings PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (5) (6)	545	461
ING Groep N.V.,
(Variable, U.S. SOFR + 1.83%), 4.02%, 3/28/28 (5)	200	188
Intesa Sanpaolo S.p.A.,
6.63%, 6/20/33 (1)	160	159
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.90%), 7.78%, 6/20/54 (1) (5)	730	727
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	820	814
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (5)	800	753
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29 (5)	500	496
Macquarie Group Ltd.,
(Variable, U.S. SOFR + 2.13%), 4.10%, 6/21/28 (1) (5)	1,600	1,496
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.24%, 4/19/29 (5)	700	689

FIXED INCOME FUNDS    116    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Banking – 4.2%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (5)	$720	$716
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (5) (6)	650	450
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (5)	847	730
Sumitomo Mitsui Financial Group, Inc.,
3.04%, 7/16/29	600	524
Toronto-Dominion Bank (The),
5.10%, 1/9/26	750	747
Westpac Banking Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (5)	135	117
Westpac New Zealand Ltd.,
4.90%, 2/15/28 (1)	1,080	1,058
		18,786
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	429	378
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	645	505
		883
Biotechnology & Pharmaceuticals – 0.4%
Astrazeneca Finance LLC,
1.75%, 5/28/28	850	737
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	850	817
		1,554
Chemicals – 0.1%
Nutrien Ltd.,
4.00%, 12/15/26	300	288
Food – 0.2%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	915	888
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
3.35%, 3/8/29(8)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Medical Equipment & Devices – 0.1%
Alcon Finance Corp.,
2.60%, 5/27/30(1)	$550	$469
Metals & Mining – 0.4%
Barrick PD Australia Finance Pty. Ltd.,
5.95%, 10/15/39	250	261
Glencore Funding LLC,
1.63%, 4/27/26 (1)	1,240	1,118
3.88%, 10/27/27 (1)	630	588
		1,967
Oil & Gas Producers – 0.2%
QatarEnergy,
3.13%, 7/12/41 (1)	123	94
Santos Finance Ltd.,
3.65%, 4/29/31 (1)	830	689
		783
Semiconductors – 0.2%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
5.00%, 1/15/33	883	848
Sovereign Government – 0.3%
Indonesia Government International Bond,
3.85%, 10/15/30	800	745
Philippine Government International Bond,
3.75%, 1/14/29	375	357
		1,102
Specialty Finance – 0.5%
Avolon Holdings Funding Ltd.,
3.25%, 2/15/27 (1)	210	187
6.38%, 5/4/28 (1)	1,470	1,454
goeasy Ltd.,
4.38%, 5/1/26 (1)	740	675
		2,316
Technology Services – 0.1%
RELX Capital, Inc.,
4.75%, 5/20/32	533	523
Telecommunications – 0.7%
British Telecommunications PLC,
3.25%, 11/8/29 (1)	540	474

NORTHERN FUNDS QUARTERLY REPORT     117    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.2% continued
Telecommunications – 0.7%continued
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	$955	$928
NTT Finance Corp.,
4.37%, 7/27/27 (1)	1,220	1,193
Orange S.A.,
5.38%, 1/13/42	210	208
Rogers Communications, Inc.,
2.90%, 11/15/26	510	467
		3,270
Tobacco & Cannabis – 0.4%
BAT Capital Corp.,
4.70%, 4/2/27	1,555	1,505
Imperial Brands Finance PLC,
6.13%, 7/27/27 (1)	203	204
		1,709
Transportation & Logistics – 0.0%
Canadian Pacific Railway Co.,
3.10%, 12/2/51	256	181
Total Foreign Issuer Bonds
(Cost $39,586)		36,344

U.S. GOVERNMENT AGENCIES – 38.3% (9)
Fannie Mae – 20.7%
Pool #545003,
8.00%, 5/1/31(10)	—	1
Pool #545437,
7.00%, 2/1/32	19	19
Pool #545556,
7.00%, 4/1/32	10	10
Pool #555189,
7.00%, 12/1/32	76	78
Pool #581806,
7.00%, 7/1/31	20	21
Pool #585617,
7.00%, 5/1/31(8)	—	—
Pool #889641,
5.50%, 8/1/37	493	504
Pool #995802,
5.50%, 12/1/35	487	499
Pool #AB5209,
3.00%, 5/1/32	1,944	1,818
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Fannie Mae – 20.7%continued
Pool #AB9546,
3.50%, 6/1/28	$50	$48
Pool #AD0248,
5.50%, 11/1/37	891	912
Pool #AD0494,
5.50%, 8/1/37	516	526
Pool #AD0925,
5.00%, 4/1/40	51	51
Pool #AK9457,
3.50%, 3/1/32	97	93
Pool #AL3063,
3.50%, 1/1/28	169	163
Pool #AL5119,
4.00%, 4/1/34	824	804
Pool #AL7497,
3.50%, 9/1/40	1,067	1,000
Pool #AL8352,
3.00%, 10/1/44	2,177	1,965
Pool #AL8876,
3.00%, 10/1/44	316	287
Pool #AO2961,
4.00%, 5/1/42	169	162
Pool #AQ9360,
2.50%, 1/1/28	51	48
Pool #AS1991,
3.50%, 3/1/29	252	242
Pool #AS3655,
4.50%, 10/1/44	494	485
Pool #AS6520,
3.50%, 1/1/46	1,063	986
Pool #AS7088,
2.50%, 5/1/31	1,128	1,045
Pool #AS7568,
4.50%, 7/1/46	628	617
Pool #AS8576,
4.50%, 12/1/46	749	735
Pool #AS8984,
4.50%, 3/1/47	602	591
Pool #BH6175,
3.50%, 7/1/47	441	408
Pool #BJ0686,
4.00%, 4/1/48	516	492

FIXED INCOME FUNDS    118    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Fannie Mae – 20.7%continued
Pool #BJ3524,
4.00%, 11/1/47	$1,160	$1,106
Pool #BM1761,
4.00%, 8/1/44	178	171
Pool #BM1762,
3.00%, 11/1/45	2,066	1,865
Pool #BM1901,
3.00%, 6/1/45	2,373	2,142
Pool #BM4056,
4.00%, 3/1/45	527	506
Pool #BM5168,
2.50%, 6/1/46	539	465
Pool #BM5969,
3.00%, 11/1/46	4,278	3,862
Pool #BM5984,
5.00%, 5/1/49	127	127
Pool #BM5996,
5.00%, 12/1/48	82	81
Pool #BR4694,
2.00%, 3/1/51	2,517	2,064
Pool #BW9921,
5.00%, 10/1/52	2,093	2,061
Pool #BX4910,
5.00%, 1/1/53	1,392	1,371
Pool #BX7768,
5.00%, 3/1/53	1,352	1,325
Pool #CA5700,
2.50%, 5/1/50	4,586	3,942
Pool #CA6422,
3.00%, 7/1/50	1,454	1,288
Pool #FM1303,
3.00%, 1/1/48	2,007	1,804
Pool #FM1438,
3.00%, 8/1/38	427	398
Pool #FM1472,
3.50%, 3/1/34	42	40
Pool #FM1534,
4.50%, 9/1/49	991	971
Pool #FM1572,
3.00%, 9/1/48	646	580
Pool #FM2671,
4.00%, 1/1/48	339	323
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Fannie Mae – 20.7%continued
Pool #FM2921,
2.50%, 4/1/50	$2,756	$2,357
Pool #FM3173,
3.50%, 7/1/47	1,606	1,503
Pool #FM3201,
3.50%, 4/1/34	785	754
Pool #FM3266,
3.00%, 4/1/48	2,654	2,396
Pool #FM3727,
3.00%, 7/1/50	1,461	1,294
Pool #FM4491,
3.50%, 12/1/36	2,560	2,423
Pool #FM5383,
4.00%, 6/1/45	1,885	1,813
Pool #FM6555,
2.00%, 4/1/51	2,448	2,012
Pool #FS1251,
3.50%, 4/1/52	5,584	5,110
Pool #FS2701,
2.50%, 2/1/35	1,104	1,027
Pool #FS3063,
4.50%, 10/1/52	1,222	1,180
Pool #FS3120,
5.00%, 9/1/52	2,958	2,901
Pool #FS3231,
2.00%, 3/1/52	2,691	2,228
Pool #FS3384,
4.50%, 10/1/50	2,526	2,478
Pool #FS3662,
5.00%, 1/1/53	1,189	1,166
Pool #FS4040,
5.00%, 2/1/53	1,279	1,253
Pool #FS4045,
5.50%, 2/1/53	1,196	1,192
Pool #FS4267,
4.50%, 3/1/38	1,264	1,244
Pool #FS4610,
6.50%, 6/1/40	593	623
Pool #FS4618,
4.50%, 2/1/51	1,098	1,067
Pool #FS4663,
5.00%, 5/1/53	1,298	1,272

NORTHERN FUNDS QUARTERLY REPORT     119    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Fannie Mae – 20.7%continued
Pool #FS4706,
6.00%, 7/1/41	$1,329	$1,372
Pool #MA0878,
4.00%, 10/1/31	377	368
Pool #MA2522,
3.50%, 2/1/46	1,324	1,231
Pool #MA2642,
3.50%, 6/1/46	1,492	1,388
Pool #MA2864,
3.50%, 1/1/47	838	778
Pool #MA3004,
4.00%, 5/1/37	353	340
Pool #MA3088,
4.00%, 8/1/47	658	627
Pool #MA3183,
4.00%, 11/1/47	1,644	1,571
Pool #MA3184,
4.50%, 11/1/47	1,342	1,317
Pool #MA3211,
4.00%, 12/1/47	1,733	1,657
Pool #MA3448,
5.00%, 8/1/48	472	470
Pool #MA4186,
3.00%, 10/1/35	468	438
Pool #MA4305,
2.00%, 4/1/51	2,466	2,019
		91,971
Freddie Mac – 13.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-156, Class A2,
4.43%, 2/25/33	340	339
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	1,715	1,668
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	737	723
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.42% Cap), 4.05%, 9/1/37(11)	46	45
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Freddie Mac – 13.0%continued
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 4.34%, 11/1/37(11)	$95	$92
Pool #QF3725,
5.00%, 11/1/52	1,247	1,224
Pool #QF8053,
5.50%, 2/1/53	1,685	1,681
Pool #QF8924,
5.50%, 3/1/53	1,296	1,290
Pool #QG4632,
5.50%, 6/1/53	1,300	1,294
Pool #RA3913,
2.50%, 11/1/50	2,746	2,363
Pool #RA8880,
4/1/53(4)	1,171	1,167
Pool #RD5026,
3.00%, 4/1/30	426	400
Pool #SB0084,
3.00%, 2/1/32	1,316	1,252
Pool #SB0216,
3.00%, 12/1/32	533	502
Pool #SB0328,
3.00%, 6/1/34	1,153	1,085
Pool #SB0826,
2.50%, 1/1/35	1,236	1,146
Pool #SB8502,
2.00%, 8/1/35	6,643	5,924
Pool #SD0033,
3.00%, 12/1/47	725	651
Pool #SD1360,
7/1/52(4)	1,189	1,185
Pool #SD1518,
4.50%, 8/1/52	1,238	1,199
Pool #SD1694,
4.50%, 10/1/52	2,744	2,644
Pool #SD1703,
5.00%, 9/1/52	3,450	3,384
Pool #SD1710,
5.00%, 10/1/52	1,461	1,432
Pool #SD1959,
6.50%, 12/1/52	1,850	1,898
Pool #SD2334,
5.00%, 2/1/53	1,271	1,249

FIXED INCOME FUNDS    120    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Freddie Mac – 13.0%continued
Pool #SD2342,
5.00%, 12/1/44	$1,340	$1,346
Pool #SD2477,
5.50%, 3/1/53	1,294	1,301
Pool #SD2511,
5.50%, 4/1/53	1,294	1,287
Pool #SD2642,
5.50%, 4/1/53	1,270	1,264
Pool #SD2665,
4/1/53(4)	1,176	1,198
Pool #SD2757,
5.00%, 5/1/53	1,290	1,265
Pool #SD2876,
3.00%, 7/1/46	1,290	1,165
Pool #SD2920,
5.50%, 5/1/53	1,294	1,289
Pool #SD2922,
5.00%, 5/1/53	1,293	1,267
Pool #SD2999,
5.50%, 6/1/53	1,295	1,290
Pool #SD3133,
6/1/53(4)	1,100	1,080
Pool #SD3136,
6/1/53(4)	1,100	1,097
Pool #SD3174,
6/1/53(4)	1,100	1,097
Pool #ZK7457,
3.50%, 2/1/29	1,296	1,251
Pool #ZM4714,
3.50%, 11/1/47	1,601	1,478
Pool #ZM5332,
3.00%, 1/1/48	579	517
Pool #ZS4687,
2.50%, 11/1/46	545	468
Pool #ZT1333,
2.50%, 10/1/31	2,207	2,046
		57,543
Freddie Mac Gold – 1.5%
Pool #A87842,
4.50%, 8/1/39	184	181
Pool #C00910,
7.50%, 1/1/30	59	60
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Freddie Mac Gold – 1.5%continued
Pool #G07068,
5.00%, 7/1/41	$276	$278
Pool #G08731,
2.50%, 11/1/46	1,161	1,000
Pool #G15612,
3.50%, 12/1/29	46	45
Pool #G16396,
3.50%, 2/1/33	874	839
Pool #G18643,
2.50%, 5/1/32	77	71
Pool #G60948,
3.00%, 1/1/47	330	294
Pool #G61723,
3.50%, 1/1/43	92	87
Pool #Q15842,
3.00%, 2/1/43	1,500	1,355
Pool #Q42460,
4.00%, 6/1/46	240	230
Pool #Q44452,
3.00%, 11/1/46	2,229	1,994
Pool #Q63667,
4.50%, 5/1/49	308	302
		6,736
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	914	820
Government National Mortgage Association I – 0.8%
Pool #757013,
3.50%, 12/15/40	1,110	1,046
Pool #786440,
4.50%, 9/15/47	996	985
Pool #786470,
5.00%, 11/15/40	1,250	1,255
		3,286
Government National Mortgage Association II – 2.1%
Pool #784801,
3.50%, 6/20/47	583	534
Pool #MA0089,
4.00%, 5/20/42	1,284	1,247
Pool #MA0782,
3.00%, 2/20/43	2,646	2,418

NORTHERN FUNDS QUARTERLY REPORT     121    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.3% (9)continued
Government National Mortgage Association II – 2.1%continued
Pool #MA1996,
4.00%, 6/20/44	$240	$232
Pool #MA3666,
5.00%, 5/20/46	554	562
Pool #MA4008,
5.50%, 10/20/46	84	87
Pool #MA6870,
5.00%, 9/20/50	462	461
Pool #MA8346,
4.00%, 10/20/52	1,271	1,202
Pool #MA8724,
4.50%, 3/20/53	1,290	1,245
Pool #MA8725,
5.00%, 3/20/53	1,289	1,267
		9,255
Total U.S. Government Agencies
(Cost $181,671)		169,611

U.S. GOVERNMENT OBLIGATIONS – 17.1%
U.S. Treasury Bonds – 10.2%
3.38%, 8/15/42	38,646	35,079
3.00%, 8/15/52	11,903	10,120
		45,199
U.S. Treasury Notes – 4.6%
4.50%, 11/30/24	12,100	11,971
4.00%, 2/15/26	1,830	1,802
3.88%, 11/30/27	3,556	3,506
3.50%, 2/15/33	2,959	2,882
		20,161
U.S. Treasury Strips – 2.3%
1.47%, 2/15/51(12)	29,423	10,369
Total U.S. Government Obligations
(Cost $83,281)		75,729

MUNICIPAL BONDS – 0.3%
Florida – 0.1%
Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,
1.86%, 10/1/30	400	325
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.3%continued
Texas – 0.2%
Texas Natural Gas Securitization Finance Corp. Taxable Customer Rate Relief Revenue Bonds,
5.10%, 4/1/35	$1,000	$1,003
Total Municipal Bonds
(Cost $1,400)		1,328

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.4%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(13) (14)	6,281,203	$6,281
Total Investment Companies
(Cost $6,281)		6,281

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.80%, 10/26/23(12) (15)	$140	$138
Total Short-Term Investments
(Cost $138)		138

Total Investments – 100.9%
(Cost $486,405)		447,269
Liabilities less Other Assets – (0.9%)		(3,830)
NET ASSETS – 100.0%		$443,439

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Step coupon bond. Rate as of June 30, 2023 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Principal amount is less than one thousand.
(11)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(12)	Discount rate at the time of purchase.

FIXED INCOME FUNDS    122    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of June 30, 2023 is disclosed.
(15)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
10-Year U.S. Treasury Note	(51)	$(5,726)	Short	9/23	$100
2-Year U.S. Treasury Note	54	10,981	Long	9/23	(149)
Total					$(49)
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	28.4%
Foreign Issuer Bonds	8.2%
U.S. Government Agencies	38.3%
U.S. Government Obligations	17.1%
Municipal Bonds	0.3%
Investment Companies	1.4%
Short-Term Investments	0.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$21,152	$—	$21,152
Commercial Mortgage-Backed Securities	—	10,835	—	10,835
Corporate Bonds(1)	—	125,851	—	125,851
Foreign Issuer Bonds(1)	—	36,344	—	36,344
U.S. Government Agencies(1)	—	169,611	—	169,611
U.S. Government Obligations(1)	—	75,729	—	75,729
Municipal Bonds(1)	—	1,328	—	1,328
Investment Companies	6,281	—	—	6,281
Short-Term Investments	—	138	—	138
Total Investments	$6,281	$440,988	$—	$447,269
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$100	$—	$—	$100
Liabilities
Futures Contracts	(149)	—	—	(149)
Total Other Financial Instruments	$(49)	$—	$—	$(49)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     123    FIXED INCOME FUNDS

Schedule of Investments
FIXED INCOME FUND continued	June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,483	$46,056	$52,258	$65	$6,281	$6,281,203
FIXED INCOME FUNDS    124    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
HIGH YIELD FIXED INCOME FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 81.5%
Advertising & Marketing – 0.6%
Advantage Sales & Marketing, Inc.,
6.50%, 11/15/28 (1)	$7,115	$6,017
CMG Media Corp.,
8.88%, 12/15/27 (1)	10,040	7,037
Outfront Media Capital LLC/Outfront Media Capital Corp.,
4.25%, 1/15/29 (1)	3,555	2,987
		16,041
Aerospace & Defense – 2.0%
Howmet Aerospace, Inc.,
6.88%, 5/1/25	4,590	4,663
Spirit AeroSystems, Inc.,
9.38%, 11/30/29 (1)	3,778	4,045
TransDigm UK Holdings PLC,
6.88%, 5/15/26	10,205	10,110
TransDigm, Inc.,
5.50%, 11/15/27	8,475	7,994
6.75%, 8/15/28 (1)	5,120	5,139
4.88%, 5/1/29	9,569	8,548
Triumph Group, Inc.,
7.75%, 8/15/25	9,845	9,571
9.00%, 3/15/28 (1)	4,855	4,957
		55,027
Asset Management – 1.0%
Advisor Group Holdings, Inc.,
10.75%, 8/1/27 (1)	9,050	9,094
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	7,785	6,714
4.38%, 2/1/29	6,680	5,248
NFP Corp.,
6.88%, 8/15/28 (1)	8,000	6,944
		28,000
Automotive – 2.8%
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28	3,950	3,693
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	3,780	3,767
Dana, Inc.,
4.25%, 9/1/30	3,260	2,714
Ford Motor Co.,
9.63%, 4/22/30	3,110	3,618
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Automotive – 2.8%continued
6.10%, 8/19/32	$6,790	$6,580
4.75%, 1/15/43	3,470	2,668
Ford Motor Credit Co. LLC,
4.06%, 11/1/24	2,395	2,318
5.13%, 6/16/25	1,710	1,663
4.13%, 8/4/25	7,105	6,738
4.39%, 1/8/26	7,555	7,150
4.95%, 5/28/27	6,840	6,452
4.13%, 8/17/27	9,050	8,264
6.80%, 5/12/28	5,280	5,285
5.11%, 5/3/29	6,793	6,300
4.00%, 11/13/30	6,805	5,815
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2) (3)	3,405	2,771
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	1,385	1,136
		76,932
Beverages – 0.1%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	3,390	2,909
Biotechnology & Pharmaceuticals – 1.2%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	7,270	3,980
Bausch Health Cos., Inc.,
6.13%, 2/1/27 (1)	3,215	2,058
5.00%, 1/30/28 (1)	5,440	2,312
4.88%, 6/1/28 (1)	5,085	3,027
7.25%, 5/30/29 (1)	3,975	1,689
5.25%, 1/30/30 (1)	11,235	4,662
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	7,140	5,891
Par Pharmaceutical, Inc.,
7.50%, 4/14/27 (1) (4)	8,813	6,513
Perrigo Finance Unlimited Co.,
4.65%, 6/15/30	3,825	3,385
		33,517
Cable & Satellite – 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	23,977	21,845
6.38%, 9/1/29 (1)	3,385	3,189

NORTHERN FUNDS QUARTERLY REPORT     125    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Cable & Satellite – 4.8%continued
4.75%, 2/1/32 (1)	$15,635	$12,750
4.50%, 5/1/32	5,450	4,351
4.50%, 6/1/33 (1)	5,320	4,178
4.25%, 1/15/34 (1)	5,406	4,086
CSC Holdings LLC,
6.50%, 2/1/29 (1)	13,475	10,888
5.75%, 1/15/30 (1)	9,100	4,297
4.63%, 12/1/30 (1)	5,145	2,289
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	11,640	10,542
DISH DBS Corp.,
7.75%, 7/1/26	18,107	11,099
5.25%, 12/1/26 (1)	5,040	4,043
5.75%, 12/1/28 (1)	7,210	5,363
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,920	2,850
GCI LLC,
4.75%, 10/15/28 (1)	2,770	2,362
LCPR Senior Secured Financing DAC,
6.75%, 10/15/27 (1)	5,738	5,378
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	3,865	3,620
Radiate Holdco LLC/Radiate Finance, Inc.,
6.50%, 9/15/28 (1)	2,715	1,584
Sirius XM Radio, Inc.,
3.88%, 9/1/31 (1)	19,475	15,060
		129,774
Chemicals – 1.6%
ASP Unifrax Holdings, Inc.,
5.25%, 9/30/28 (1)	3,160	2,281
CVR Partners L.P./CVR Nitrogen Finance Corp.,
6.13%, 6/15/28 (1)	4,045	3,519
Diamond BC B.V.,
4.63%, 10/1/29 (1)	4,325	4,363
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	4,930	4,296
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	4,975	4,443
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Chemicals – 1.6%continued
LSF11 A5 HoldCo LLC,
6.63%, 10/15/29 (1)	$5,940	$4,961
Mativ Holdings, Inc.,
6.88%, 10/1/26 (1)	8,355	7,312
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	4,550	4,102
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	5,195	4,128
WR Grace Holdings LLC,
5.63%, 8/15/29 (1)	4,205	3,445
		42,850
Commercial Support Services – 1.8%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	4,095	3,537
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	4,565	4,332
6.00%, 6/1/29 (1)	5,513	4,068
APX Group, Inc.,
6.75%, 2/15/27 (1)	6,635	6,502
5.75%, 7/15/29 (1)	5,160	4,478
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	2,250	2,264
Covanta Holding Corp.,
5.00%, 9/1/30	6,415	5,441
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	11,355	10,637
Stericycle, Inc.,
3.88%, 1/15/29 (1)	3,385	3,006
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	4,440	3,781
		48,046
Construction Materials – 0.7%
Eco Material Technologies, Inc.,
7.88%, 1/31/27 (1)	7,505	7,106
Knife River Corp.,
7.75%, 5/1/31 (1)	2,655	2,688
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	5,155	4,150

FIXED INCOME FUNDS    126    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Construction Materials – 0.7%continued
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 3/15/27 (1)	$6,268	$6,228
		20,172
Consumer Services – 0.5%
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	7,620	6,710
StoneMor, Inc.,
8.50%, 5/15/29 (1)	6,725	5,674
		12,384
Containers & Packaging – 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1)	6,950	5,887
Ball Corp.,
2.88%, 8/15/30	3,040	2,524
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	3,400	3,243
Graham Packaging Co., Inc.,
7.13%, 8/15/28 (1)	7,170	6,121
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26 (1)	5,175	5,141
9.25%, 4/15/27 (1)	3,147	2,905
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1)	3,800	3,847
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
4.38%, 10/15/28 (1)	3,235	2,801
Sealed Air Corp.,
6.13%, 2/1/28 (1)	5,965	5,921
		38,390
Electric Utilities – 1.5%
Calpine Corp.,
5.13%, 3/15/28	8,812	7,864
5.00%, 2/1/31 (1)	3,950	3,267
NRG Energy, Inc.,
5.75%, 1/15/28	9,005	8,533
3.88%, 2/15/32 (1)	4,832	3,723
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	4,040	3,690
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Electric Utilities – 1.5%continued
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	$3,795	$3,928
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	6,420	6,153
4.38%, 5/1/29 (1)	5,305	4,647
		41,805
Electrical Equipment – 0.8%
Emerald Debt Merger Sub LLC,
6.63%, 12/15/30 (1)	10,695	10,601
WESCO Distribution, Inc.,
7.13%, 6/15/25 (1)	5,685	5,745
7.25%, 6/15/28 (1)	4,165	4,249
		20,595
Engineering & Construction – 0.6%
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 2/1/26 (1)	7,885	7,467
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	4,345	3,946
VM Consolidated, Inc.,
5.50%, 4/15/29 (1)	4,085	3,768
		15,181
Entertainment Content – 1.0%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	22,150	11,407
TEGNA, Inc.,
5.00%, 9/15/29	13,027	11,239
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	4,680	4,456
		27,102
Food – 0.4%
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	5,456	4,660
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	6,775	5,428
		10,088
Forestry, Paper & Wood Products – 0.2%
Glatfelter Corp.,
4.75%, 11/15/29(1)	6,520	4,266

NORTHERN FUNDS QUARTERLY REPORT     127    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Health Care Facilities & Services – 4.3%
AdaptHealth LLC,
6.13%, 8/1/28 (1)	$4,120	$3,569
5.13%, 3/1/30 (1)	4,960	4,018
Catalent Pharma Solutions, Inc.,
3.50%, 4/1/30 (1)	6,801	5,509
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	5,035	3,144
6.13%, 4/1/30 (1)	7,070	4,212
5.25%, 5/15/30 (1)	17,773	14,000
DaVita, Inc.,
4.63%, 6/1/30 (1)	3,939	3,381
3.75%, 2/15/31 (1)	4,808	3,844
Encompass Health Corp.,
4.75%, 2/1/30	6,540	5,955
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	7,375	7,552
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	7,315	6,447
IQVIA, Inc.,
5.00%, 10/15/26 (1)	4,475	4,321
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	6,970	6,474
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	3,990	2,357
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	7,185	6,808
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	1,936	1,929
10.00%, 4/15/27 (1)	2,976	3,043
Tenet Healthcare Corp.,
6.13%, 10/1/28	5,778	5,562
4.38%, 1/15/30	22,992	20,748
Universal Health Services, Inc.,
2.65%, 10/15/30	3,850	3,144
		116,017
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	5,180	4,795
Newell Brands, Inc.,
5.88%, 4/1/36	10,805	9,034
		13,829
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Home Construction – 1.8%
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	$6,790	$6,332
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	2,902	2,662
Interface, Inc.,
5.50%, 12/1/28 (1)	3,950	3,202
KB Home,
7.25%, 7/15/30	4,810	4,871
LGI Homes, Inc.,
4.00%, 7/15/29 (1)	7,035	5,854
M/I Homes, Inc.,
3.95%, 2/15/30	9,515	8,111
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	2,670	2,203
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	10,495	9,790
Taylor Morrison Communities, Inc.,
5.13%, 8/1/30 (1)	4,895	4,519
		47,544
Household Products – 0.1%
Edgewell Personal Care Co.,
5.50%, 6/1/28(1)	2,455	2,321
Industrial Intermediate Products – 0.9%
Anagram International, Inc./Anagram Holdings LLC,
10.00%, 8/15/26 (1) (5)	2,707	2,111
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	7,360	7,509
9.50%, 1/1/31 (1)	3,620	3,841
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	10,705	9,688
		23,149
Industrial Support Services – 0.9%
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	3,715	3,204
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	4,165	3,728
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	8,260	4,646
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	8,060	6,687

FIXED INCOME FUNDS    128    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Industrial Support Services – 0.9%continued
United Rentals North America, Inc.,
6.00%, 12/15/29 (1)	$6,565	$6,549
		24,814
Institutional Financial Services – 0.8%
Aretec Escrow Issuer, Inc.,
7.50%, 4/1/29 (1)	3,602	3,123
Armor Holdco, Inc.,
8.50%, 11/15/29 (1)	5,380	4,465
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	7,665	4,529
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	11,175	9,616
		21,733
Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29 (1)	5,225	4,510
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash), 10/15/25 (1) (5)	9,070	8,363
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	5,055	5,108
		17,981
Internet Media & Services – 1.0%
GrubHub Holdings, Inc.,
5.50%, 7/1/27 (1)	5,550	3,187
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	4,220	3,106
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	4,665	3,502
TripAdvisor, Inc.,
7.00%, 7/15/25 (1)	7,305	7,305
Uber Technologies, Inc.,
6.25%, 1/15/28 (1)	8,550	8,508
4.50%, 8/15/29 (1)	2,960	2,724
		28,332
Leisure Facilities & Services – 7.7%
Affinity Interactive,
6.88%, 12/15/27 (1)	4,740	4,171
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	6,710	4,814
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Leisure Facilities & Services – 7.7%continued
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	$4,785	$4,312
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	5,610	5,584
8.13%, 7/1/27 (1)	4,715	4,826
4.63%, 10/15/29 (1)	7,780	6,794
Carnival Corp.,
7.63%, 3/1/26 (1)	4,770	4,672
5.75%, 3/1/27 (1)	9,730	8,957
4.00%, 8/1/28 (1)	6,245	5,536
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	6,575	7,191
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	4,525	3,724
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	6,530	5,719
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	3,035	2,663
6.75%, 1/15/30 (1)	6,600	5,617
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	3,960	3,707
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	7,900	5,115
Hilton Domestic Operating Co., Inc.,
3.75%, 5/1/29 (1)	8,335	7,398
International Game Technology PLC,
5.25%, 1/15/29 (1)	8,640	8,184
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	4,810	4,305
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	9,025	8,596
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	5,095	4,499
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	4,800	4,491
5.88%, 2/15/27 (1)	5,075	4,940
8.38%, 2/1/28 (1)	3,595	3,757
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	2,880	2,592

NORTHERN FUNDS QUARTERLY REPORT     129    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Leisure Facilities & Services – 7.7%continued
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	$3,555	$2,918
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1)	2,575	1,900
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	3,670	3,459
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	1,990	1,827
5.50%, 8/31/26 (1)	11,615	11,012
11.63%, 8/15/27 (1)	5,495	5,976
8.25%, 1/15/29 (1)	4,795	5,034
7.25%, 1/15/30 (1)	2,950	2,988
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	3,180	2,798
Scientific Games International, Inc.,
7.00%, 5/15/28 (1)	8,768	8,721
Station Casinos LLC,
4.50%, 2/15/28 (1)	4,295	3,855
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	5,280	5,240
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	3,885	3,807
5.88%, 9/15/27 (1)	11,895	10,933
Yum! Brands, Inc.,
5.38%, 4/1/32	7,555	7,181
		209,813
Leisure Products – 0.4%
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	7,910	6,714
Vista Outdoor, Inc.,
4.50%, 3/15/29 (1)	3,600	2,916
		9,630
Machinery – 0.8%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	4,775	4,618
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	5,210	4,233
Madison IAQ LLC,
4.13%, 6/30/28 (1)	5,650	4,974
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Machinery – 0.8%continued
5.88%, 6/30/29 (1)	$3,805	$3,082
Titan International, Inc.,
7.00%, 4/30/28	6,380	5,965
		22,872
Medical Equipment & Devices – 0.6%
Embecta Corp.,
5.00%, 2/15/30 (1)	3,885	3,225
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	4,385	3,811
5.25%, 10/1/29 (1)	11,340	9,840
		16,876
Metals & Mining – 0.9%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25 (1)	4,577	4,571
Arconic Corp.,
6.13%, 2/15/28 (1)	4,930	4,991
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	4,500	3,712
Constellium S.E.,
3.75%, 4/15/29 (1)	3,405	2,897
Kaiser Aluminum Corp.,
4.50%, 6/1/31 (1)	5,850	4,664
Novelis Corp.,
4.75%, 1/30/30 (1)	4,600	4,088
		24,923
Oil & Gas Producers – 9.4%
Apache Corp.,
4.25%, 1/15/30	3,260	2,904
5.10%, 9/1/40	5,845	4,749
Berry Petroleum Co. LLC,
7.00%, 2/15/26 (1)	11,530	10,665
California Resources Corp.,
7.13%, 2/1/26 (1)	5,505	5,533
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	5,280	5,280
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	10,264	9,879
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,850	3,894
CNX Resources Corp.,
7.38%, 1/15/31 (1)	3,335	3,245

FIXED INCOME FUNDS    130    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Oil & Gas Producers – 9.4%continued
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	$3,995	$3,655
Crescent Energy Finance LLC,
9.25%, 2/15/28 (1)	2,180	2,115
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.63%, 5/1/27 (1)	9,176	8,699
CrownRock L.P./CrownRock Finance, Inc.,
5.00%, 5/1/29 (1)	3,605	3,375
CVR Energy, Inc.,
5.75%, 2/15/28 (1)	7,140	6,283
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,755	2,553
Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	5,225	5,046
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.75%, 4/15/26 (1)	3,915	4,013
EnLink Midstream LLC,
6.50%, 9/1/30 (1)	3,385	3,381
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 9.62%, 8/3/23 (3) (6)	8,389	6,902
EQM Midstream Partners L.P.,
4.50%, 1/15/29 (1)	2,440	2,176
7.50%, 6/1/30 (1)	3,415	3,456
4.75%, 1/15/31 (1)	7,835	6,863
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	8,725	8,569
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 1/15/27	3,760	3,666
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	4,495	4,175
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	3,345	3,316
Hess Midstream Operations L.P.,
5.50%, 10/15/30 (1)	5,830	5,393
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	6,732	6,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Oil & Gas Producers – 9.4%continued
Holly Energy Partners L.P./Holly Energy Finance Corp.,
5.00%, 2/1/28 (1)	$4,345	$4,008
ITT Holdings LLC,
6.50%, 8/1/29 (1)	7,345	6,188
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	6,655	6,420
Murphy Oil Corp.,
6.38%, 7/15/28	5,340	5,263
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	11,310	11,139
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 4/15/26	5,215	4,910
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	4,360	4,273
NuStar Logistics L.P.,
6.00%, 6/1/26	4,960	4,832
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	9,900	9,251
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 9.43%, 8/3/23 (3) (6)	4,680	4,166
Range Resources Corp.,
8.25%, 1/15/29	4,730	4,925
4.75%, 2/15/30 (1)	3,015	2,702
SM Energy Co.,
5.63%, 6/1/25	9,955	9,728
Southwestern Energy Co.,
5.38%, 2/1/29	12,060	11,356
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29	3,248	2,882
4.50%, 4/30/30	4,380	3,829
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31 (1)	7,775	6,686
Venture Global LNG, Inc.,
8.38%, 6/1/31 (1)	7,645	7,707
Vital Energy, Inc.,
9.50%, 1/15/25	8,875	8,808
		255,195

NORTHERN FUNDS QUARTERLY REPORT     131    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Oil & Gas Services & Equipment – 1.6%
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	$6,635	$6,194
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	2,435	2,317
Oceaneering International, Inc.,
6.00%, 2/1/28	7,145	6,769
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	6,577	6,487
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,460	1,491
Transocean, Inc.,
7.50%, 1/15/26	1,380	1,311
8.75%, 2/15/30 (1)	7,265	7,374
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	6,686	6,549
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	4,625	4,645
		43,137
Publishing & Broadcasting – 2.6%
Beasley Mezzanine Holdings LLC,
8.63%, 2/1/26 (1)	13,770	9,043
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	6,110	5,547
7.75%, 4/15/28 (1)	3,595	2,822
7.50%, 6/1/29 (1)	3,145	2,327
Cumulus Media New Holdings, Inc.,
6.75%, 7/1/26 (1)	7,525	5,172
Gannett Holdings LLC,
6.00%, 11/1/26 (1)	3,865	3,256
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	6,670	4,421
Gray Television, Inc.,
7.00%, 5/15/27 (1)	5,890	5,025
iHeartCommunications, Inc.,
8.38%, 5/1/27	3,700	2,465
5.25%, 8/15/27 (1)	4,340	3,319
McGraw-Hill Education, Inc.,
5.75%, 8/1/28 (1)	4,860	4,211
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	5,140	4,791
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Publishing & Broadcasting – 2.6%continued
Sinclair Television Group, Inc.,
4.13%, 12/1/30 (1)	$3,135	$2,054
Townsquare Media, Inc.,
6.88%, 2/1/26 (1)	7,454	7,128
Urban One, Inc.,
7.38%, 2/1/28 (1)	9,025	7,862
		69,443
Real Estate Investment Trusts – 2.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	6,440	5,423
Diversified Healthcare Trust,
4.38%, 3/1/31	5,427	3,955
HAT Holdings I LLC/HAT Holdings II LLC,
6.00%, 4/15/25 (1)	5,035	4,969
IIP Operating Partnership L.P.,
5.50%, 5/25/26	4,515	3,800
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	9,639	8,628
5.25%, 7/15/30 (1)	10,995	9,907
Necessity Retail REIT (The), Inc./American Finance Operating Partner L.P.,
4.50%, 9/30/28 (1)	6,525	5,019
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	3,425	2,952
Service Properties Trust,
5.50%, 12/15/27	8,525	7,495
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	4,035	4,003
6.50%, 2/15/29 (1)	3,520	2,491
XHR L.P.,
6.38%, 8/15/25 (1)	2,390	2,346
		60,988
Real Estate Owners & Developers – 0.1%
Kennedy-Wilson, Inc.,
5.00%, 3/1/31	4,740	3,547

FIXED INCOME FUNDS    132    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	$4,980	$4,719
5.88%, 2/15/28 (1)	4,975	4,834
		9,553
Retail - Discretionary – 4.2%
Academy Ltd.,
6.00%, 11/15/27 (1)	7,030	6,749
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	1,390	1,476
5.25%, 2/1/28	2,530	2,405
6.63%, 10/1/30 (1)	5,000	4,827
6.75%, 7/1/36	8,910	8,017
Carvana Co.,
5.88%, 10/1/28 (1)	4,905	2,845
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	7,970	8,242
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	7,595	6,680
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	3,190	2,639
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	4,350	3,722
Lithia Motors, Inc.,
3.88%, 6/1/29 (1)	4,075	3,541
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	10,330	9,618
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	3,335	2,972
4.50%, 12/15/34	6,305	4,532
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	5,190	4,477
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	3,580	2,892
7.88%, 5/1/29 (1)	2,765	1,863
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	3,480	3,239
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	5,555	5,374
4.75%, 5/1/29 (1)	3,760	3,229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Retail - Discretionary – 4.2%continued
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	$1,650	$1,525
7.75%, 2/15/29 (1)	4,030	4,004
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	2,530	2,119
4.88%, 11/15/31 (1)	3,850	3,159
Staples, Inc.,
7.50%, 4/15/26 (1)	11,766	9,718
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	6,320	4,619
		114,483
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	4,971	4,487
Software – 1.4%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	4,480	3,771
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,800	3,752
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	4,390	2,484
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	3,410	3,372
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	9,640	8,583
9.00%, 9/30/29 (1)	7,405	6,468
GoTo Group, Inc.,
5.50%, 9/1/27 (1)	7,570	4,164
McAfee Corp.,
7.38%, 2/15/30 (1)	2,190	1,904
Rocket Software, Inc.,
6.50%, 2/15/29 (1)	2,555	2,152
		36,650
Specialty Finance – 6.2%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	4,725	3,331
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	1,830	1,180
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	10,394	9,474

NORTHERN FUNDS QUARTERLY REPORT     133    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Specialty Finance – 6.2%continued
9.25%, 7/1/31 (1)	$5,375	$5,342
Credit Acceptance Corp.,
6.63%, 3/15/26	7,563	7,267
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	15,380	3,422
Discover Financial Services,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (2) (3)	7,480	5,676
Enova International, Inc.,
8.50%, 9/15/25 (1)	10,230	9,961
FirstCash, Inc.,
4.63%, 9/1/28 (1)	6,850	6,118
5.63%, 1/1/30 (1)	6,420	5,803
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/1/27 (1)	8,455	8,732
Freedom Mortgage Corp.,
8.13%, 11/15/24 (1)	4,566	4,524
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	9,075	7,440
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	13,620	11,071
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (7) (8) (9)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	10,600	9,210
LFS Topco LLC,
5.88%, 10/15/26 (1)	8,090	7,109
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	3,875	3,449
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/30 (1)	4,865	3,946
Navient Corp.,
5.00%, 3/15/27	12,790	11,442
OneMain Finance Corp.,
5.38%, 11/15/29	12,835	10,912
4.00%, 9/15/30	5,405	4,162
PennyMac Financial Services, Inc.,
5.75%, 9/15/31 (1)	2,420	1,974
PRA Group, Inc.,
7.38%, 9/1/25 (1)	8,390	7,976
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Specialty Finance – 6.2%continued
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	$4,107	$3,614
Synchrony Financial,
7.25%, 2/2/33	3,200	2,882
United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	2,685	2,302
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1)	5,679	4,536
World Acceptance Corp.,
7.00%, 11/1/26 (1)	6,705	5,867
		168,722
Steel – 0.3%
Carpenter Technology Corp.,
6.38%, 7/15/28	5,365	5,258
TMS International Corp.,
6.25%, 4/15/29 (1)	2,685	2,255
United States Steel Corp.,
6.88%, 3/1/29	1,219	1,206
		8,719
Technology Hardware – 1.9%
CommScope, Inc.,
6.00%, 3/1/26 (1)	2,415	2,251
7.13%, 7/1/28 (1)	4,110	2,918
Imola Merger Corp.,
4.75%, 5/15/29 (1)	4,120	3,583
Likewize Corp.,
9.75%, 10/15/25 (1)	8,060	7,732
NCR Corp.,
6.13%, 9/1/29 (1)	9,465	9,473
Seagate HDD Cayman,
8.25%, 12/15/29 (1)	3,910	4,084
3.38%, 7/15/31	2,745	2,012
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	5,130	4,360
Viasat, Inc.,
5.63%, 4/15/27 (1)	7,690	7,180
6.50%, 7/15/28 (1)	6,140	5,204
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	4,015	3,411
		52,208

FIXED INCOME FUNDS    134    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Technology Services – 1.0%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	$4,595	$3,557
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	2,070	1,684
CPI Acquisition, Inc.,
8.63%, 3/15/26 (1)	6,469	6,226
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	5,180	4,755
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	696	649
7.38%, 9/1/25 (1)	4,780	4,243
Vericast Corp.,
11.00%, 9/15/26 (1)	3,625	3,788
Virtusa Corp.,
7.13%, 12/15/28 (1)	3,280	2,671
		27,573
Telecommunications – 2.0%
Cablevision Lightpath LLC,
5.63%, 9/15/28 (1)	2,620	1,941
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	7,090	6,507
6.75%, 5/1/29 (1)	6,890	5,345
8.75%, 5/15/30 (1)	3,295	3,220
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	4,760	4,451
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	6,440	4,146
3.75%, 7/15/29 (1)	6,175	3,720
3.88%, 11/15/29 (1)	3,790	3,016
10.50%, 5/15/30 (1)	8,726	8,854
Lumen Technologies, Inc.,
4.00%, 2/15/27 (1)	3,790	2,824
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
6.00%, 2/15/28 (1)	2,205	1,761
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 8/15/28 (1)	7,200	5,975
Zayo Group Holdings, Inc.,
6.13%, 3/1/28 (1)	5,170	3,231
		54,991
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 81.5% continued
Tobacco & Cannabis – 0.3%
Vector Group Ltd.,
5.75%, 2/1/29(1)	$10,900	$9,484
Transportation & Logistics – 3.0%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	4,755	4,737
American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	8,758	8,309
American Airlines, Inc.,
7.25%, 2/15/28 (1)	2,965	2,947
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	8,270	8,193
5.75%, 4/20/29 (1)	8,270	8,030
Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	11,095	9,720
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	7,400	6,271
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	6,680	6,323
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	5,148	5,161
United Airlines, Inc.,
4.63%, 4/15/29 (1)	8,580	7,818
XPO Escrow Sub LLC,
7.50%, 11/15/27 (1)	3,405	3,479
XPO, Inc.,
6.25%, 6/1/28 (1)	9,315	9,159
		80,147
Transportation Equipment – 0.3%
Allison Transmission, Inc.,
5.88%, 6/1/29 (1)	5,520	5,384
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	2,300	2,314
		7,698
Total Corporate Bonds
(Cost $2,503,137)		2,209,938

NORTHERN FUNDS QUARTERLY REPORT     135    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 14.0%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	$4,080	$3,856
7.50%, 2/1/29 (1)	3,615	3,573
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	7,765	7,592
		15,021
Automotive – 0.5%
IHO Verwaltungs GmbH,
6.00%, (100% Cash), 5/15/27 (1) (5)	7,755	7,293
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	6,850	6,967
		14,260
Banking – 1.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	9,475	8,953
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	4,920	3,343
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1) (2) (3)	5,620	5,449
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1) (2) (3)	4,503	4,451
Deutsche Bank A.G.,
(Variable, USD Swap 5Y + 5.00%), 7.50%, 4/30/25 (2) (3)	5,270	4,663
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (2) (3)	4,315	3,443
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2) (3)	3,031	2,828
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	3,880	2,687
		35,817
Biotechnology & Pharmaceuticals – 0.6%
Cheplapharm Arzneimittel GmbH,
5.50%, 1/15/28 (1)	8,747	7,916
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.0% continued
Biotechnology & Pharmaceuticals – 0.6%continued
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	$3,995	$3,935
7.88%, 9/15/29	5,170	5,328
		17,179
Cable & Satellite – 0.8%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	7,040	5,626
5.75%, 8/15/29 (1)	8,415	6,519
VTR Comunicaciones S.p.A.,
4.38%, 4/15/29 (1)	3,425	1,747
Ziggo Bond Co. B.V.,
6.00%, 1/15/27 (1)	8,655	7,943
		21,835
Chemicals – 0.4%
Methanex Corp.,
5.13%, 10/15/27	5,205	4,846
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	4,565	4,043
SPCM S.A.,
3.38%, 3/15/30 (1)	1,450	1,206
		10,095
Containers & Packaging – 0.1%
ARD Finance S.A.,
6.50%, 6/30/27(1) (5)	3,620	2,933
Electric Utilities – 0.4%
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/28 (1)	4,180	3,724
Drax Finco PLC,
6.63%, 11/1/25 (1)	8,292	8,155
		11,879
Electrical Equipment – 0.1%
TK Elevator Holdco GmbH,
7.63%, 7/15/28(1)	3,495	3,170
Food – 0.7%
Minerva Luxembourg S.A.,
4.38%, 3/18/31 (1)	4,350	3,403
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26	9,490	9,205

FIXED INCOME FUNDS    136    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.0% continued
Food – 0.7%continued
Sigma Holdco B.V.,
7.88%, 5/15/26	$7,265	$6,243
		18,851
Household Products – 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
5.00%, 12/31/26(1)	4,085	3,738
Insurance – 0.5%
Ardonagh Midco 2 PLC,
11.50%, 1/15/27 (1) (5)	10,913	10,040
Jones Deslauriers Insurance Management, Inc.,
10.50%, 12/15/30 (1) (7)	4,295	4,308
		14,348
Leisure Facilities & Services – 1.0%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	5,555	4,754
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	3,900	3,945
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	9,135	8,267
Studio City Finance Ltd.,
5.00%, 1/15/29 (1)	8,245	6,110
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	5,027	4,474
		27,550
Machinery – 0.2%
Husky III Holding Ltd.,
13.00%, 2/15/25(1) (5)	6,570	5,979
Metals & Mining – 0.7%
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (1)	7,440	7,258
FMG Resources Pty. Ltd., Series 2006,
4.38%, 4/1/31 (1)	8,530	7,283
Taseko Mines Ltd.,
7.00%, 2/15/26 (1)	4,155	3,787
		18,328
Oil & Gas Producers – 1.0%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,795	3,706
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.0% continued
Oil & Gas Producers – 1.0%continued
eG Global Finance PLC,
6.75%, 2/7/25 (1)	$7,710	$7,489
MEG Energy Corp.,
5.88%, 2/1/29 (1)	5,100	4,796
Parkland Corp.,
4.50%, 10/1/29 (1)	6,695	5,808
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	5,680	4,972
		26,771
Oil & Gas Services & Equipment – 0.2%
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24(1)	4,480	4,472
Publishing & Broadcasting – 0.2%
Clear Channel International B.V.,
6.63%, 8/1/25(1)	5,590	5,562
Semiconductors – 0.3%
ams-OSRAM A.G.,
7.00%, 7/31/25(1)	8,495	7,501
Software – 0.4%
Open Text Holdings, Inc.,
4.13%, 2/15/30(1)	12,750	10,797
Specialty Finance – 0.2%
AerCap Holdings N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	4,155	3,919
Technology Services – 0.7%
CA Magnum Holdings,
5.38%, 10/31/26 (1)	5,020	4,495
ION Trading Technologies S.a.r.l.,
5.75%, 5/15/28 (1)	4,945	4,268
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25 (1)	10,270	9,228
		17,991
Telecommunications – 2.3%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	8,670	5,250
Altice France S.A.,
5.13%, 7/15/29 (1)	6,705	4,760
5.50%, 10/15/29 (1)	9,715	6,948

NORTHERN FUNDS QUARTERLY REPORT     137    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.0% continued
Telecommunications – 2.3%continued
C&W Senior Financing DAC,
6.88%, 9/15/27 (1)	$6,081	$5,306
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	10,280	9,985
Iliad Holding SASU,
7.00%, 10/15/28 (1)	4,360	4,018
Telecom Italia Capital S.A.,
6.38%, 11/15/33	7,466	6,333
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	5,600	3,456
6.50%, 10/15/27 (1)	11,735	4,771
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	7,540	6,097
4.75%, 7/15/31 (1)	5,680	4,723
		61,647
Transportation & Logistics – 0.7%
Air Canada,
3.88%, 8/15/26 (1)	3,488	3,233
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,770	3,387
6.38%, 2/1/30 (1)	15,025	12,099
		18,719
Total Foreign Issuer Bonds
(Cost $430,960)		378,362

TERM LOANS – 0.5%
Biotechnology & Pharmaceuticals – 0.5%
Alvogen Pharma U.S., Inc., June 2022 Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 12.89%, 6/30/25(6)	17,177	14,085
Total Term Loans
(Cost $17,166)		14,085

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(7) (9) *	2,621	$—
Total Common Stocks
(Cost $3)		—

PREFERRED STOCKS – 0.2%
Specialized Finance – 0.2%
Cayenne Aviation LLC(7) (9) *	15,725	6,046
Total Preferred Stocks
(Cost $1,573)		6,046

INVESTMENT COMPANIES – 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(10) (11)	51,963,199	51,963
Total Investment Companies
(Cost $51,963)		51,963

Total Investments – 98.1%
(Cost $3,004,802)		2,660,394
Other Assets less Liabilities – 1.9%		51,731
NET ASSETS – 100.0%		$2,712,125

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Issuer has defaulted on terms of debt obligation.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(7)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to approximately $10,354,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/2021	$1,573
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	12/8/22	4,188
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000

FIXED INCOME FUNDS    138    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Voyager Aviation Holdings LLC	5/18/21	$3

(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	81.5%
Foreign Issuer Bonds	14.0%
Term Loans	0.5%
Preferred Stocks	0.2%
Investment Companies	1.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$2,209,938	$—	$2,209,938
Foreign Issuer Bonds(1)	—	378,362	—	378,362
Term Loans	—	14,085	—	14,085
Preferred Stocks	—	—	6,046	6,046
Investment Companies	51,963	—	—	51,963
Total Investments	$51,963	$2,602,385	$6,046	$2,660,394

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$60,479	$217,285	$225,801	$532	$51,963	$51,963,199
NORTHERN FUNDS QUARTERLY REPORT     139    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Consumer Services – 0.4%
Grand Canyon University,
4.13%, 10/1/24	$1,000	$944
5.13%, 10/1/28	500	453
		1,397
Real Estate Owners & Developers – 0.2%
Benloch Ranch Improvement Association No. 2,
10.00%, 12/1/51(1) (2) (3)	1,000	770
Total Corporate Bonds
(Cost $2,477)		2,167

MUNICIPAL BONDS – 92.3%
Alabama – 0.9%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	1,000	1,022
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	2,000	2,078
		3,100
Arizona – 7.4%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50(4)	2,000	1,100
Arizona State IDA Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31(4)	100	55
6.00%, 7/1/51(4)	400	220
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	1,991
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	631
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	1,675	1,547
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Arizona – 7.4%continued
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	$1,000	$876
5.00%, 7/1/49	1,000	887
Arizona State IDA Education Revenue Bonds, Pinecrest Academy of Northern,
4.50%, 7/15/29(1)	1,800	1,745
Arizona State IDA Education Revenue Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	750
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	853
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,414
5.00%, 2/15/46	3,500	3,403
Maricopa County IDA Education Revenue Refunding Bonds, Choice Academies, Inc., Project,
5.75%, 9/1/45	2,325	2,254
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	697
Maricopa County IDA Exempt Facilities Revenue Bonds (AMT), Commercial Metals Company,
4.00%, 10/15/47	1,000	856
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,611
Phoenix IDA Hotel Senior Lien Revenue Bonds, Falcon Properties LLC Project,
4.00%, 12/1/51(1)	2,500	1,917
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	976

FIXED INCOME FUNDS    140    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Arizona – 7.4%continued
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	$1,500	$1,244
Tempe IDA Revenue Refunding Bonds, Friendship Village Project,
4.00%, 12/1/46	1,000	716
		26,743
Arkansas – 0.3%
Arkansas Development Finance Authority Environmental Revenue Bonds (AMT), Green Bonds,
5.45%, 9/1/52	1,000	1,000
California – 12.8%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,043
California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,
4.00%, 2/1/50(1)	1,000	744
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	2,000	1,887
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	769
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	501
California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	407
California PFA Senior Living Revenue Bonds, Enso Village Project, Green Bonds,
5.00%, 11/15/56	245	212
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
California – 12.8%continued
California State Community College Financing Authority Student Housing Revenue Bonds, Series A, Napa Valley College Project,
5.75%, 7/1/60	$2,000	$1,957
California State Municipal Finance Authority Charter School Lease Revenue Refunding Bonds, Santa Rosa Academy Project,
5.00%, 7/1/52	1,245	1,132
California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	895
California State Municipal Finance Authority MFH Sustainability Revenue Bonds, Cityview,
4.00%, 11/1/36(1)	1,500	1,377
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	498
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	5,079
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	2,966
California State Municipal Finance Authority Special TRB, Community Facilities District No. 2021-11 Otay Ranch,
5.00%, 9/1/52	1,000	994
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	1,000	897
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(4)	3,000	150

NORTHERN FUNDS QUARTERLY REPORT     141    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
California – 12.8%continued
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	$1,000	$1,013
California State School Finance Authority Charter School Revenue Bonds, River Springs Charter School,
5.00%, 7/1/42	2,215	2,061
California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	1,000	998
California State School Finance Authority Charter School Revenue Refunding Bonds, Classical Academies Oceanside,
5.00%, 10/1/42	500	512
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,567
CSCDA Community Improvement Authority Essential Housing Mezzanine Revenue Bonds, Crescent West Hollywood,
5.50%, 7/1/59	1,000	855
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	737
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,286
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	415
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	512
5.00%, 11/1/41	1,000	993
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
California – 12.8%continued
CSCDA Special TRB, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	$1,000	$857
CSCDA Special TRB, Delta Coves,
5.50%, 9/1/52	1,000	1,012
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	854
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	430
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	725
Ontario Special Tax Bonds, Tevelde Facilities,
4.00%, 9/1/51	1,000	854
River Islands PFA Special Tax Bonds, Community Facilities District No. 2003-1 Improvement Area No. 2,
5.50%, 9/1/37	1,000	990
River Islands PFA Special Tax Bonds, Community Facilities District No. 2021-1,
4.00%, 9/1/51	990	792
River Islands PFA Special Tax Refunding Bonds, Phase 2 Public Improvement,
4.00%, 9/1/51	1,000	800
Roseville Special Tax Bonds, The Ranch at Sierra Vista Community,
4.00%, 9/1/51	1,500	1,284
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	130
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/42	800	800
Sacramento Special Tax Bonds, Railyards Community Facilities District No. 2018-01,
5.25%, 9/1/42	1,000	1,016

FIXED INCOME FUNDS    142    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
California – 12.8%continued
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,
4.00%, 9/1/51	$1,000	$847
San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Treasure Island, Series 2022,
4.00%, 9/1/52	1,000	840
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	593
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	862
		46,143
Colorado – 5.2%
Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	861
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	1,205	1,005
Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,
5.00%, 12/1/51	500	423
Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	570	494
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,414
Colorado State Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,
4.00%, 1/1/42	1,000	732
Colorado State Health Facilities Authority Hospital Revenue Bonds, Series A, Aberdeen Ridge,
5.00%, 5/15/58	1,500	1,094
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Colorado – 5.2%continued
Fiddler's Business Improvement District G.O. Unlimited Refunding Bonds,
5.55%, 12/1/47	$1,000	$1,008
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	629
Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	942
Riverwalk Metropolitan District No. 2 Revenue Bonds, Series A,
4.50%, 12/1/32	1,465	1,325
Rudolph Farms Metropolitan District No. 6 Revenue Supported G.O. Limited Bonds,
6.50%, 6/1/52	500	488
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	435
Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,207
Tree Farm Metropolitan District G.O. Limited Bonds,
4.50%, 12/1/41(1)	1,500	1,331
Waterfront at Foster Lake Metropolitan District No. 2 Senior Lien G.O. Limited Bonds, Series A3-1,
5.00%, 12/1/51	3,000	2,431
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	861
Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,
4.13%, 12/1/51	3,500	2,136
		18,816
Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	419

NORTHERN FUNDS QUARTERLY REPORT     143    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
District of Columbia – 0.2%
District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	$1,000	$907
Florida – 9.2%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	2,175	2,178
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	1,000	896
Capital Trust Agency Educational Facilities Revenue Bonds, New Springs, Inc., Project,
4.75%, 6/1/56	1,500	1,093
Capital Trust Agency Educational Facilities Revenue Bonds, Tallahassee Classical School,
4.25%, 7/1/51	2,500	1,747
Capital Trust Agency Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.50%, 6/1/57	1,000	914
Capital Trust Agency Revenue Bonds, Sustainability Bonds,
4.00%, 6/15/41	1,510	1,222
4.00%, 6/15/51	2,000	1,472
Capital Trust Agency Revenue Bonds, Wonderful Foundations Charter,
5.00%, 1/1/55	1,060	812
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	2,852
Charlotte County IDA Utility System Revenue Bonds (AMT), Town & Country Utilities Project,
4.00%, 10/1/51	1,000	763
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(5) (6)	4,000	3,858
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Florida – 9.2%continued
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc., Project,
4.00%, 7/1/51	$750	$613
Florida State Development Finance Corp. Educational Facilities Revenue Bonds, Cornerstone Charter Academy Project,
5.25%, 10/1/56	1,025	948
Florida State Development Finance Corp. Educational Facilities Revenue Refunding Bonds, Central Charter School Project,
5.00%, 8/15/32	410	406
5.25%, 8/15/37	690	659
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	894
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	2,000	1,582
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,429
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	866
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,176
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,289

FIXED INCOME FUNDS    144    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Florida – 9.2%continued
Pinellas County Educational Facilities Authority Lease Revenue Bonds, Discovery Academy of Science Project,
5.00%, 6/1/56(1)	$1,000	$861
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	2,000	2,010
Sterling Hill Community Development District Capital Improvement Special Assessment Bonds, Series B,
5.50%, 11/1/10(4)	143	73
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	861
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	965	721
Village Community Development District No. 14 Revenue Special Assessment Bonds,
5.13%, 5/1/37	1,000	1,032
		33,227
Georgia – 2.7%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35(2) (4)	3,000	1,350
La Grange Development Authority Revenue Refunding Bonds, La Grange College Project,
5.00%, 10/15/52	2,000	1,760
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	4,097
Oconee County IDA Taxable Revenue Bonds, Economic Development Project,
6.00%, 3/1/48	1,500	1,189
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Georgia – 2.7%continued
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	$1,500	$1,275
		9,671
Guam – 0.5%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
4.00%, 1/1/36	1,000	954
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	996
		1,950
Idaho – 0.7%
Idaho State Housing & Finance Association Nonprofit Facilities Revenue Bonds, Series A, Future Public School Project,
4.00%, 5/1/52	3,410	2,502
Illinois – 1.3%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds,
5.75%, 4/1/48	1,000	1,092
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	326
5.00%, 5/15/56	440	341
Illinois State Finance Authority Revenue Bonds, Series A, Plymouth Place, Inc.,
6.63%, 5/15/52	1,000	1,016
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45(2) (4)	1,500	600
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,099

NORTHERN FUNDS QUARTERLY REPORT     145    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Illinois – 1.3%continued
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	$250	$230
		4,704
Indiana – 2.0%
Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/51	520	434
5.00%, 6/1/56	455	370
Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (HUD Sector 8 Program),
5.00%, 8/1/41(1)	1,000	757
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	1,000	789
Indiana Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/41	420	371
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	3,900	2,963
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis, Inc., Project,
5.00%, 7/1/55	510	462
Valparaiso MFH Revenue Bonds, Green Oaks of Valparaiso Project,
5.38%, 12/1/41	1,500	1,156
		7,302
Iowa – 0.4%
Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities, Inc.,
4.00%, 5/15/53	1,000	587
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Iowa – 0.4%continued
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	$1,000	$735
		1,322
Kansas – 1.3%
Prairie Village Special Obligation Tax Increment Tax Allocation Revenue Refunding Bonds, Meadowbrook TIF Project,
3.13%, 4/1/36	800	648
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	1,676
Wyandotte County and Kansas City Unified Government Special Obligation Revenue Refunding Bonds, Village East Project Areas 2B,
5.75%, 9/1/39	2,500	2,421
		4,745
Kentucky – 0.1%
Henderson Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.70%, 1/1/52	500	476
Louisiana – 1.9%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	1,912
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	2,000	1,626
Louisiana Public Facilities Authority Revenue Bonds, Jefferson Rise Charter School Project,
6.25%, 6/1/52(1)	440	417
Louisiana Public Facilities Authority Revenue Bonds, Series A, Lincoln School Project,
6.38%, 6/1/52	1,000	967

FIXED INCOME FUNDS    146    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Louisiana – 1.9%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(7)	$50	$53
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,080
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(5) (6)	1,000	949
		7,004
Maryland – 1.1%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,409
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	1,000	873
Gaithersburg Economic Development Revenue Bonds, Asbury Maryland Obligated Group,
5.13%, 1/1/42	1,000	940
Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	250	255
Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	425
		3,902
Massachusetts – 1.9%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,174
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	4,929
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Massachusetts – 1.9%continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Salem Community Corp.,
5.25%, 1/1/50	$1,000	$866
		6,969
Michigan – 1.6%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/46	1,000	970
Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	1,000	893
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
2.00%, 5/1/41	1,285	882
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	703
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	778
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	572
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,
4.00%, 10/1/26(5) (6)	500	497
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	985	678
		5,973
Minnesota – 0.5%
Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,
4.00%, 9/1/61	500	363
Duluth EDA Health Care Facilities Revenue Refunding Bonds, St. Luke's Hospital of Duluth,
3.00%, 6/15/44	300	210
Duluth EDA Revenue Refunding Bonds, Benedictine Health System,
4.00%, 7/1/41	550	431

NORTHERN FUNDS QUARTERLY REPORT     147    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Minnesota – 0.5%continued
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	$1,000	$977
		1,981
Mississippi – 0.4%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	627
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	892
		1,519
Missouri – 1.8%
Cape Girardeau County IDA Health Care Facilities Revenue Bonds, Southeasthealth,
4.00%, 3/1/46	650	533
Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,
4.25%, 11/1/50	1,000	838
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/1/41	410	324
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,173
5.00%, 9/1/34	1,315	1,343
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,
4.00%, 2/1/48	2,000	1,534
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	454
3.13%, 5/1/35	400	336
		6,535
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Nevada – 0.4%
Henderson Local Improvement District No. T-21 Special Assessment Bonds, Black Mountain,
4.00%, 9/1/51	$500	$392
Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,
3.13%, 6/1/51	500	322
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	520	427
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	237
		1,378
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (5) (6)	600	466
New Jersey – 1.1%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,000	911
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,031
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
4.00%, 6/15/41	1,000	973
		3,915
New Mexico – 1.0%
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	962

FIXED INCOME FUNDS    148    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
New Mexico – 1.0%continued
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	$3,000	$2,494
		3,456
New York – 3.7%
Build NYC Resource Corp. Revenue Bonds, Whin Music Community Charter School Project,
6.50%, 7/1/52	1,500	1,474
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,035
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	944
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	4,000	4,144
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	3,000	2,964
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	865	900
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	500	445
Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,
4.13%, 12/1/41(1)	500	377
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
New York – 3.7%continued
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	$1,155	$1,034
		13,317
North Carolina – 0.1%
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	511
Ohio – 3.1%
Buckeye Tobacco Settlement Financing Authority Senior Revenue Refunding Bonds, Series B-2, Class 2,
5.00%, 6/1/55	3,000	2,809
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	862
Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio, Inc., Project,
3.50%, 12/1/51	1,000	699
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
3.00%, 12/1/40	475	369
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	1,837
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	1,895
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	885

NORTHERN FUNDS QUARTERLY REPORT     149    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Ohio – 3.1%continued
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	$2,190	$1,682
		11,038
Oregon – 0.9%
Oregon State G.O. Unlimited Bonds, Article XI-Q State Project,
5.00%, 5/1/40	2,800	3,185
Pennsylvania – 2.3%
Allentown Neighborhood Improvement Zone Development Authority Tax Subordinate Revenue Bonds, City Center Project,
5.25%, 5/1/42	500	500
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	895
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/39	755	652
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community, Inc., Project,
5.00%, 3/1/40	500	429
5.00%, 3/1/50	500	396
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	970	726
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	837
Philadelphia Authority For Industrial Development Charter School Revenue Refunding Bonds, Green Woods Charter School Project,
5.38%, 6/15/57	300	277
Philadelphia Authority For Industrial Development Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 3/15/45	950	801
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Pennsylvania – 2.3%continued
Philadelphia Authority For Industrial Development University of the Arts Revenue Bonds, Independence Charter School West Project,
5.00%, 6/15/50	$1,350	$1,212
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Prerefunded,
5.00%, 3/15/28(1) (7)	50	55
Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,
4.00%, 5/15/47	2,000	1,432
		8,212
Puerto Rico – 0.8%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series A-1, Restructured Bonds,
5.00%, 7/1/58	3,000	2,925
South Carolina – 1.4%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	823
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	900	629
South Carolina State Jobs EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,261
South Carolina State Jobs EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	1,000	850
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Polaris Tech Charter School Project,
5.13%, 6/15/42	1,000	923

FIXED INCOME FUNDS    150    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
South Carolina – 1.4%continued
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, Series A, Virtus Academy Project,
5.00%, 6/15/51(1)	$500	$404
		4,890
Texas – 7.0%
Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,
5.00%, 8/15/51	500	422
Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,
4.00%, 8/15/46	500	377
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,000	1,022
Baytown Municipal Development District Revenue Bonds, First Line Hotel,
4.00%, 10/1/50	1,000	807
Baytown Municipal Development District Revenue Bonds, Second Line Hotel,
5.00%, 10/1/50	500	415
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,414
5.00%, 12/1/45	2,000	1,833
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Aleon Renewable Metals LLC,
12.00%, 6/1/43(1)	1,000	1,000
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	300	279
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	1,900	1,721
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Texas – 7.0%continued
Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,
4.00%, 10/1/50	$500	$401
5.00%, 10/1/50(1)	1,000	821
Edinburg Economic Development Corp. Sales TRB, Series A,
3.38%, 8/15/46	355	263
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/35	1,000	1,027
5.00%, 12/1/36	1,000	1,018
Houston Airport System Revenue Bonds, United Airlines, Inc., Terminal (AMT),
4.00%, 7/15/41	1,000	906
Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project,
4.00%, 10/1/51	500	417
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	1,947
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	1,000	796
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,
4.00%, 1/1/41	1,270	963
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	819
San Antonio Education Facilities Corp. Revenue Bonds, Series A, Hallmark University Project,
5.00%, 10/1/51	1,500	1,180

NORTHERN FUNDS QUARTERLY REPORT     151    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Texas – 7.0%continued
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	$4,000	$3,867
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	500	464
Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	1,250	1,253
		25,432
Utah – 2.6%
Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,
4.00%, 3/1/51	2,500	1,895
Downtown East Streetcar Sewer Public Infrastructure District Senior Lien G.O. Limited Bonds, Series A,
5.75%, 3/1/42	1,000	998
6.00%, 3/1/53	1,000	994
Uipa Crossroads Public Infrastructure District Utility Tax Allocation Bonds,
4.38%, 6/1/52	2,000	1,720
Utah Infrastructure Agency Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	835
3.00%, 10/15/45	1,000	669
5.00%, 10/15/46	1,500	1,439
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	825	750
		9,300
Virgin Islands, U.S. – 1.4%
Matching Fund Special Purpose Securitization Corp. Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	5,000	4,930
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Virginia – 1.7%
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,
5.00%, 6/30/27(8)	$1,000	$1,009
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	271
5.00%, 7/1/45	2,515	2,365
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express,
4.00%, 1/1/48	500	441
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(5) (6)	1,000	922
West Falls Community Development Authority Revenue Bonds, Series A,
5.38%, 9/1/52	1,000	1,002
		6,010
Washington – 1.1%
Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,
5.00%, 7/1/48(1)	525	383
5.00%, 7/1/53(1)	500	355
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project,
5.00%, 7/1/50	710	658
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	1,419
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	715

FIXED INCOME FUNDS    152    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Washington – 1.1%continued
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	$485	$448
		3,978
West Virginia – 1.1%
South Charleston Special District Excise Tax Revenue Refunding Bonds, South Charleston Park Place,
4.50%, 6/1/50	1,500	1,157
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	2,863
		4,020
Wisconsin – 7.5%
Gillett Solid Waste Disposal Revenue Bonds (AMT), North LLC Renewable,
5.50%, 12/1/32(1)	1,500	1,253
PFA Charter School Revenue Bonds, Coral Academy of Science Reno,
5.88%, 6/1/52(1)	580	563
PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,
5.00%, 1/1/56(1)	1,000	839
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,234
PFA Education Revenue Bonds, Guildford Preparatory Academy,
5.00%, 4/1/47(1)	500	431
5.00%, 4/1/57(1)	1,000	829
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	520	461
PFA Education Revenue Bonds, The Franklin School of Innovation,
5.00%, 1/1/42(1)	600	541
5.00%, 1/1/57	1,000	840
PFA Education Revenue Bonds, Uwharrie Charter Academy Project,
5.00%, 6/15/52	1,000	871
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Wisconsin – 7.5%continued
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	$2,500	$1,988
PFA Educational Facility Revenue Refunding Bonds, Estancia Valley Classical,
4.25%, 7/1/51(1)	1,345	962
PFA Educational Facility Revenue Refunding Bonds, Lenoir Rhyne University,
5.13%, 4/1/52	1,000	949
PFA Hotel Senior Lien Revenue Bonds, Grand Hyatt San Antonio Project,
5.00%, 2/1/52	1,000	995
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	845
PFA Retirement Facilities Revenue Refunding Bonds, Friend's Homes,
5.00%, 9/1/54	1,500	1,275
PFA Revenue Bonds, College Achieve Central Charter School,
5.00%, 6/15/51(1)	1,500	1,314
PFA Revenue Bonds, Roseman University, Prerefunded,
4.00%, 4/1/32(1) (7)	100	110
PFA Revenue Bonds, Series A, Viticus Group Project,
4.25%, 12/1/51(1)	2,805	2,203
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	1,000	670
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,005
PFA Senior Revenue Bonds (AMT), Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Green Bonds,
4.00%, 9/30/51	1,500	1,223
PFA Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,
4.25%, 7/1/54	1,500	1,069

NORTHERN FUNDS QUARTERLY REPORT     153    FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.3%continued
Wisconsin – 7.5%continued
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	$1,000	$966
PFA Student Housing Sustainability Revenue Bonds, University of Hawaii Foundation Project,
4.00%, 7/1/61	500	366
PFA Student Housing Taxable Sustainability Revenue Bonds, University of Hawaii Foundation Project,
5.35%, 7/1/40	600	494
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Hope Christian Schools,
4.00%, 12/1/51	850	590
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Oakwood Lutheran Senior,
4.00%, 1/1/57	2,000	1,351
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/46	1,000	808
		27,045
Wyoming – 0.7%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	2,644
Total Municipal Bonds
(Cost $395,432)		333,562

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(9) (10)	14,429,305	$14,429
Total Investment Companies
(Cost $14,429)		14,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.4%
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Aleon Renewable Metals,
10.00%, 6/1/24(5) (6)	$1,000	$956
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(5) (6)	1,000	970
Garland Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	3,000	3,034
Total Short-Term Investments
(Cost $5,012)		4,960

Total Investments – 98.3%
(Cost $417,350)		355,118
Other Assets less Liabilities – 1.7%		6,089
NET ASSETS – 100.0%		$361,207

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to approximately $4,711,000 or 1.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center, 6.75%, 1/1/35	6/21/17	2,917
Benloch Ranch Improvement Association No. 2, 10.00%, 12/1/51	3/22/22	977
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	9/9/19	1,480

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Maturity date represents the puttable date.

FIXED INCOME FUNDS    154    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
(6)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(7)	Maturity date represents the prerefunded date.
(8)	Perpetual bond. Maturity date represents next call date.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.6%
Municipal Bonds	92.3%
Investment Companies	4.0%
Short-Term Investments	1.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Consumer Services	$—	$1,397	$—	$1,397
Real Estate Owners & Developers	—	—	770	770
Total Corporate Bonds	—	1,397	770	2,167
Municipal Bonds(1)	—	333,562	—	333,562
Investment Companies	14,429	—	—	14,429
Short-Term Investments	—	4,960	—	4,960
Total Investments	$14,429	$339,919	$770	$355,118

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$4,884	$41,691	$32,146	$86	$14,429	$14,429,305
NORTHERN FUNDS QUARTERLY REPORT     155    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.4%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,090
Health Care Facilities & Services – 0.3%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	449
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,204
		4,653
Total Corporate Bonds
(Cost $6,850)		5,743

MUNICIPAL BONDS – 92.7%
Alabama – 1.0%
Alabama State Corrections Institution Finance Authority Revenue Bonds,
5.00%, 7/1/35	2,900	3,257
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,287
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2)	5,000	4,860
		15,404
Alaska – 1.1%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,341
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Prerefunded,
4.00%, 6/1/25(3)	1,445	1,470
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital, Unrefunded Balance,
4.00%, 6/1/36	3,555	3,561
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(3)	5,000	5,116
		15,488
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Arizona – 3.1%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	$315	$298
4.00%, 7/1/41	800	712
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	892
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	10,181
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	12,204
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,896
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,576
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	180
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,504
Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,
5.00%, 7/1/26	1,500	1,588
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Bonds,
5.00%, 7/1/40	3,165	3,542
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	1,000	981

FIXED INCOME FUNDS    156    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Arizona – 3.1%continued
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	$2,000	$1,538
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,116
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,149
		45,357
Arkansas – 0.3%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,387
2.25%, 2/1/41	1,485	1,072
		4,459
California – 7.8%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,365
5.00%, 10/1/52	5,000	5,243
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
(Step to 5.00% on 8/1/23), 0.00%, 2/1/25(3) (4)	3,500	3,590
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	15,000	14,901
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	5,000	4,979
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
California – 7.8%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	$3,383	$3,166
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	4,893	4,755
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	9,000	9,122
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(4)	11,850	12,917
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,004
Los Angeles California Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/32	1,000	1,060
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/24(3)	10,000	10,224
Los Angeles County Development Authority General Revenue Refunding Bonds,
4.00%, 9/1/39	1,410	1,432
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	622
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	10,530

NORTHERN FUNDS QUARTERLY REPORT     157    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
California – 7.8%continued
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	$6,000	$6,352
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	5,263
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	3,750
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,469
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	5,000	5,474
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,540
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	662
		115,500
Colorado – 3.6%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,012
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(3)	225	242
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,350
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,102
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Colorado – 3.6%continued
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	$1,000	$992
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,071
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,337
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,057
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	11,200
5.50%, 11/15/35	10,000	11,457
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,510
5.25%, 11/15/29	1,740	1,752
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	3,000	3,097
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,804
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,943
		52,926
Connecticut – 1.0%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,831

FIXED INCOME FUNDS    158    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Connecticut – 1.0%continued
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	$1,000	$1,019
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,548
		14,398
District of Columbia – 1.6%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	2,500	2,539
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C, Prerefunded,
5.00%, 10/1/24(3)	5,000	5,118
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,786
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,011
5.00%, 10/1/30	2,500	2,740
5.00%, 10/1/43	2,000	2,075
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,149
5.00%, 7/1/43	2,000	2,083
		23,501
Florida – 3.8%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,557
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,168
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	6,568
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Florida – 3.8%continued
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	$2,000	$2,055
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,145
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	2,095	2,180
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,053
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,000
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,518
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, Prerefunded,
5.00%, 10/1/24(3)	4,000	4,092
Lee County Airport Revenue Bonds, Series B (AMT),
5.00%, 10/1/31	1,840	2,028
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,332
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	656
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),
4.00%, 10/1/45	2,325	2,229
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	11,430	8,472

NORTHERN FUNDS QUARTERLY REPORT     159    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Florida – 3.8%continued
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	$2,500	$2,520
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	1,000	858
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,346
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,854
		56,631
Georgia – 3.1%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,457
Atlanta Airport Revenue Bonds, Series A,
4.00%, 7/1/49	2,500	2,415
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	522
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,317
Georgia State G.O. Unlimited Bonds, Series A,
4.00%, 7/1/36	5,000	5,142
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	9,700	9,296
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	5,000	5,224
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	10,000	9,967
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,530
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Georgia – 3.1%continued
Paulding County Hospital Authority Revenue Refunding Bonds, Wellstar Health System, Inc.,
5.00%, 4/1/43	$1,500	$1,574
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,439
		45,883
Hawaii – 1.7%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,092
5.00%, 7/1/30	1,250	1,336
5.00%, 7/1/43	5,000	5,169
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,972
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	12,192
		24,761
Idaho – 0.1%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/42	1,750	1,928
Illinois – 4.9%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,506
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,026
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,503
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,112

FIXED INCOME FUNDS    160    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Illinois – 4.9%continued
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 1/1/36	$1,000	$1,124
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 11/1/37	1,000	1,108
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,773
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,344
5.25%, 11/15/35	5,000	5,351
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,248
Illinois Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	4,150	4,855
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,064
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,027
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,978
Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,
5.00%, 8/15/31(1) (2)	3,850	4,242
Illinois State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 3/1/25	4,000	4,090
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Illinois – 4.9%continued
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	$7,000	$7,043
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,131
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,803
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,265	2,275
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,056
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,548
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	543
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	2,000	2,376
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	1,896
		72,022
Indiana – 1.2%
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	9,000	9,016
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	6,500	6,648

NORTHERN FUNDS QUARTERLY REPORT     161    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Indiana – 1.2%continued
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	$1,025	$1,093
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 1/10/24	470	473
		17,230
Iowa – 0.2%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	2,500	2,549
Kansas – 0.3%
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	4,855	4,642
Kentucky – 5.6%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,296
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,007
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,063
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	803
5.00%, 8/1/35	550	585
5.00%, 8/1/36	750	793
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1,
4.00%, 8/1/30	6,175	6,079
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2)	15,000	14,930
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Kentucky – 5.6%continued
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2)	$5,000	$4,943
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2)	24,725	24,723
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,290
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,207
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	14,500	11,665
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	842
		82,226
Louisiana – 2.1%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,118
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(1) (2)	7,000	6,629
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,099
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/28	400	427
5.00%, 5/15/30	700	760

FIXED INCOME FUNDS    162    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Louisiana – 2.1%continued
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	$2,925	$2,965
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,170
Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/24(3)	5,390	5,483
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,583
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	1,000	944
		31,178
Maine – 0.3%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,205
Maryland – 3.5%
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/31	10,000	11,012
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	11,105
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	10,000	9,880
3.00%, 10/1/32	5,000	4,915
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	4,575
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Maryland – 3.5%continued
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	$500	$510
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,241
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
4.00%, 12/1/32	4,205	4,559
		51,797
Massachusetts – 1.3%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	1,826
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	3,000	2,420
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,772
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,613
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	530
Massachusetts State G.O. Limited Bonds,
4.00%, 5/1/40	1,000	1,000
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	785	976
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,252

NORTHERN FUNDS QUARTERLY REPORT     163    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Massachusetts – 1.3%continued
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	$5,000	$5,252
		18,641
Michigan – 2.1%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,619
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	416
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,713
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,109
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,030
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	606
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,092
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	950
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	2,505	2,442
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,745
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Michigan – 2.1%continued
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	$3,400	$3,526
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	10,110
		30,358
Minnesota – 0.7%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	10,000	9,993
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,022
		11,015
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	627
Missouri – 1.4%
Curators of the University of Missouri System Facilities Revenue Bonds, Series B,
5.00%, 11/1/30	10,015	11,568
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,535
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	125
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	2,714

FIXED INCOME FUNDS    164    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Missouri – 1.4%continued
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	$2,710	$3,189
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(5)	2,100	1,829
		20,960
Nebraska – 0.6%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,900
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	5,292
		9,192
Nevada – 0.6%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,519
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,257
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,706
		9,482
New Jersey – 0.4%
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	1,440	1,556
5.00%, 6/15/34	500	547
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,080
5.25%, 6/15/43	2,500	2,631
		5,814
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New Mexico – 0.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	$1,300	$1,379
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,196
		3,575
New York – 17.2%
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(1) (2)	1,000	961
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2)	4,000	3,928
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,589
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,126
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,
5.00%, 6/15/52	7,480	8,097
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,326
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	3,661
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	4,925

NORTHERN FUNDS QUARTERLY REPORT     165    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New York – 17.2%continued
5.00%, 6/15/39	$8,000	$8,226
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
4.00%, 6/15/45	10,000	9,911
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Bonds, Series GG,
5.00%, 6/15/50	5,000	5,362
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,703
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,139
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,761
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 8/1/45	5,000	4,934
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	5,327
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/46	1,500	1,476
4.00%, 2/1/49	10,000	9,786
New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,
1.55%, 8/1/28	5,000	4,272
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New York – 17.2%continued
New York G.O. Unlimited Bonds, Series A-1,
4.00%, 8/1/50	$4,350	$4,232
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,755
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,035
5.00%, 3/1/37	3,700	3,972
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	4,995	5,007
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	1,000	1,038
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),
5.25%, 10/1/23	170	170
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	734
5.00%, 10/8/32	575	633
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	8,220
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,937
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,179
4.00%, 3/15/47	4,000	3,908

FIXED INCOME FUNDS    166    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New York – 17.2%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/47	$5,000	$4,885
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	3,000	2,879
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,078
New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A,
5.00%, 7/1/23	645	645
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series K-2 (SonyMA Insured),
1.00%, 11/1/26(1) (2)	5,250	4,774
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	3,000	2,769
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(1) (2)	2,500	2,299
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	8,000	7,087
New York State Housing Finance Agency Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,353
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,578
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New York – 17.2%continued
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	$5,000	$4,042
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,752
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,484
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5,
4.00%, 3/15/51	5,000	4,828
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 3,
4.00%, 3/15/45	10,030	9,841
4.00%, 3/15/46	3,150	3,081
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	467
5.00%, 12/1/42	255	263
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	377
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	607
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,418

NORTHERN FUNDS QUARTERLY REPORT     167    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New York – 17.2%continued
5.00%, 3/15/40	$2,500	$2,681
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,501
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,145
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,129
5.00%, 9/15/29	5,000	5,311
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/34	1,500	1,168
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	12,550	10,274
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
4.00%, 10/15/24(3)	1,000	1,013
5.00%, 10/15/24(3)	5,000	5,126
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 3.77%, 2/1/24(1) (6)	1,470	1,462
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/47	5,000	5,450
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/15/51	5,655	6,088
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,390
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
New York – 17.2%continued
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	$2,500	$2,599
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,007
		254,385
North Carolina – 1.5%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/31	5,000	5,555
4.00%, 7/1/36	6,790	6,832
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,428
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,016
		21,831
Ohio – 0.8%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,335
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	107
4.00%, 12/1/35	300	293
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,468
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,146
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,085

FIXED INCOME FUNDS    168    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Ohio – 0.8%continued
Ohio State Water Development Authority Water PCR Bonds, Series A, Loan Fund,
5.00%, 12/1/38	$1,630	$1,808
		12,242
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,699
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,141
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,164
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project,
4.00%, 5/15/30	190	180
4.00%, 5/15/31	200	189
4.00%, 5/15/32	160	150
		6,523
Pennsylvania – 2.4%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	1,708
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,026
5.00%, 6/1/26	1,500	1,564
5.00%, 6/1/31	2,000	2,149
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	5,000	4,857
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,280
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,032
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Pennsylvania – 2.4%continued
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	$1,845	$2,056
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,104
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,370
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.66%, 12/1/23(1) (6)	3,500	3,500
Southeastern Transportation Authority Revenue Bonds, Asset Improvement Program,
5.00%, 6/1/36	1,325	1,519
		36,165
Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,550
South Carolina – 0.6%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	1,000	1,123
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,690	4,825
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	514
South Carolina State G.O. Unlimited Bonds, Series A, Clemson University,
5.00%, 4/1/39	1,545	1,757
		8,219

NORTHERN FUNDS QUARTERLY REPORT     169    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Tennessee – 1.8%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	$1,000	$1,018
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,151
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	5,535
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Belmont University,
4.00%, 5/1/46	1,625	1,541
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2)	10,000	10,120
4.00%, 9/1/28(1) (2)	5,000	4,933
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2)	2,500	2,487
		26,785
Texas – 5.5%
Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	2,005
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	745
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series B,
5.00%, 11/1/37	2,000	2,237
Dallas Area Rapid Transit Sales Tax Senior Lien Revenue Refunding Bonds, Series B,
5.00%, 12/1/47	10,100	10,873
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(5)	1,000	492
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,007
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Texas – 5.5%continued
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(1) (2)	$5,000	$4,749
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,500	2,351
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(3)	3,500	3,589
Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Senior Lien Revenue Bonds, Series A,
5.00%, 12/1/32	445	475
5.00%, 12/1/33	500	532
5.00%, 12/1/34	1,000	1,055
4.00%, 12/1/41	1,000	913
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2)	445	422
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	2,050	2,127
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/24	1,000	1,014
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services (AGM Insured),
5.00%, 5/15/37	425	484
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/38	3,000	3,153
5.00%, 1/1/39	5,000	5,236

FIXED INCOME FUNDS    170    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Texas – 5.5%continued
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	$1,640	$1,794
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2)	1,500	1,461
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2)	1,000	944
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/30	1,000	1,134
5.00%, 10/1/31	1,000	1,148
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,
5.00%, 7/1/32(1) (2)	5,000	5,574
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,698
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	70
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	803
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	2,750	2,855
5.00%, 12/15/31	2,200	2,292
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(3)	5,000	5,031
5.00%, 4/1/24(3)	1,500	1,520
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	5,000	4,532
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Texas – 5.5%continued
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2)	$1,750	$1,689
		81,004
Utah – 0.5%
Salt Lake City International Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/46	5,000	5,221
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(3)	2,000	2,073
		7,294
Virginia – 2.3%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,591
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,021
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	9,897
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	4,425	4,898
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	748
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,199
Virginia State Port Authority Commonwealth Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	2,500	2,983
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	5,930

NORTHERN FUNDS QUARTERLY REPORT     171    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Virginia – 2.3%continued
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	$1,000	$724
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,403
		33,394
Washington – 4.0%
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,640
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,924
Snohomish County G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/32	2,870	3,371
Spokane County School District No. 81 G.O. Unlimited Bonds (School Board Guaranty Program),
4.50%, 12/1/33	11,540	11,708
Washington State G.O. Unlimited Bonds, Series A, Bid Group 2,
5.00%, 8/1/44	7,000	7,678
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	10,959
Washington State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 7/1/37	5,030	5,202
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,297
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	970	896
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,024
		59,699
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Wisconsin – 2.0%
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	$2,000	$1,664
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	2,500	2,906
5.00%, 5/1/40	5,000	5,165
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/24	3,250	3,298
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	2,000	2,304
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,012
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	708
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,150
4.00%, 4/1/39	5,000	4,893
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	155
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(1) (2)	2,000	1,891
		30,146

FIXED INCOME FUNDS    172    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.7%continued
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	$200	$202
4.00%, 5/1/38	425	418
		620
Total Municipal Bonds
(Cost $1,464,418)		1,371,606

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(7) (8)	52,662,800	$52,663
Total Investment Companies
(Cost $52,663)		52,663

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.2%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(1) (2)	$7,500	$7,531
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2)	9,755	9,757
Miami-Dade County HFA MFH Variable Revenue Bonds, Platform 3750 II LLC,
0.25%, 8/1/23(1) (2)	2,500	2,492
Orange County HFA Multifamily Variable Revenue Bonds, Dunwoodie Place Apartments,
0.20%, 9/1/23(1) (2)	2,200	2,186
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.2%continued
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2)	$10,000	$10,001
Total Short-Term Investments
(Cost $31,970)		31,967

Total Investments – 98.8%
(Cost $1,555,901)		1,461,979
Other Assets less Liabilities – 1.2%		17,476
NET ASSETS – 100.0%		$1,479,455

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(3)	Maturity date represents the prerefunded date.
(4)	Step coupon bond. Rate as of June 30, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT     173    FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2023 (UNAUDITED)

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	0.4%
Municipal Bonds	92.7%
Investment Companies	3.5%
Short-Term Investments	2.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$5,743	$—	$5,743
Municipal Bonds(1)	—	1,371,606	—	1,371,606
Investment Companies	52,663	—	—	52,663
Short-Term Investments	—	31,967	—	31,967
Total Investments	$52,663	$1,409,316	$—	$1,461,979

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,750	$148,975	$100,062	$311	$52,663	$52,662,800
FIXED INCOME FUNDS    174    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.3%
Alabama – 4.1%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$400
4.00%, 6/1/25	470	469
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,478
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,141
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,375
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,212
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2)	1,500	1,491
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.66%, 4/1/24(1) (4)	1,625	1,623
		21,189
Arizona – 1.2%
Arizona State Health Facilities Authority Revenue Refunding Bonds, Scottsdale Lincoln Hospitals Project,
5.00%, 12/1/27	1,355	1,383
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,251
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,635
Maricopa County Unified School District No. 97 G.O. Unlimited Bonds, Deer Valley Improvement Bonds Project of 2019,
5.00%, 7/1/24	1,075	1,095
		6,364
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Arkansas – 0.2%
Bryant School District No. 25 G.O. Limited Refunding Bonds (State Aid Withholding),
1.00%, 2/1/25	$1,070	$1,015
California – 9.1%
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, Prerefunded,
5.00%, 4/1/29(3)	2,000	2,273
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,136
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bonds, Series A-1,
4.00%, 2/1/25	1,000	1,005
4.00%, 8/1/28(1) (2)	3,150	3,150
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	640
5.00%, 10/1/27	675	689
5.00%, 10/1/28	475	488
5.00%, 10/1/29	650	670
California State G.O. Unlimited Refunding Bonds,
5.00%, 4/1/26	1,570	1,659
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,068
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(3)	5,000	5,255
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(1) (2)	1,000	1,006
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/26	2,605	2,780

NORTHERN FUNDS QUARTERLY REPORT     175    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
California – 9.1%continued
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B-2,
5.00%, 6/1/25	$1,000	$1,039
Glendale Community College District G.O. Unlimited Bonds, Series A, Election of 2016, Prerefunded,
5.00%, 8/1/27(3)	1,750	1,917
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Refunding Bonds, Series A (State Appropriation Insured), Prerefunded,
5.00%, 6/1/25(3)	5,000	5,200
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	801
4.00%, 8/1/28	935	981
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	982
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	1,500	1,632
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/27	1,000	1,088
Los Angeles Department of Water & Power System Revenue Bonds,
4.00%, 7/1/26	1,645	1,703
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/26	2,000	2,130
Metropolitan Water District of Southern California Waterworks Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,720	3,058
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
California – 9.1%continued
Santa Clara County G.O. Unlimited Refunding Bonds, Series D, Election of 2008,
5.00%, 8/1/27	$1,010	$1,105
		47,455
Colorado – 2.1%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,214
Colorado Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	102
Colorado Health Facilities Authority Variable Revenue Refunding Bonds, Adventhealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	905	950
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,075
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2)	3,000	3,106
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,691
		11,138
Connecticut – 1.7%
Connecticut State G.O. Unlimited Bonds, Series A,
4.00%, 1/15/28	3,300	3,452
5.00%, 3/15/31	1,000	1,050
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,038
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/26	3,095	3,264
		8,804

FIXED INCOME FUNDS    176    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
District of Columbia – 1.9%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/25	$4,040	$4,232
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	5,405	5,463
		9,695
Florida – 5.1%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	3,698
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,843
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,372
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	2,065
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series E,
5.00%, 6/1/26	3,110	3,294
Florida State Board of Education Public Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/28	5,000	5,528
Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	1,500	1,561
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/34	5,000	5,036
		26,397
Georgia – 6.3%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,099
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Georgia – 6.3%continued
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	$1,050	$1,124
Atlanta Water & Wastewater Revenue Refunding Bonds, Prerefunded,
5.00%, 5/1/25(3)	4,650	4,816
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,880
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/26	1,245	1,310
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,144
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	1,625	1,682
5.00%, 6/1/26	1,230	1,302
Gwinnett County School District G.O. Unlimited Bonds, Series A,
1.75%, 8/1/25	3,125	2,995
Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds,
4.00%, 8/1/25	2,700	2,754
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	2,000	1,993
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2)	5,000	5,014
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series C,
5.00%, 7/1/26	1,700	1,804
Sandy Springs Public Facilities Authority Revenue Bonds, City Center Project, Prerefunded,
5.00%, 5/1/26(3)	2,000	2,114
		33,101

NORTHERN FUNDS QUARTERLY REPORT     177    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Hawaii – 0.1%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	$725	$769
Illinois – 1.6%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,347
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds,
5.00%, 1/1/26	1,000	1,044
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/29	3,000	3,292
Illinois State HDA Multifamily Sustainability Revenue Bonds, Series B (FHA Insured, HUD Sector 8 Program),
2.85%, 11/1/25	3,000	2,921
		8,604
Indiana – 1.7%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	1,852
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,135
5.00%, 1/15/27	1,100	1,175
5.00%, 7/15/27	3,270	3,532
		8,694
Iowa – 0.4%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	1,877
Kansas – 1.4%
Kansas Department of Transportation Highway Revenue Bonds,
5.00%, 9/1/33	2,240	2,322
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Kansas – 1.4%continued
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	$3,120	$3,007
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(3)	1,000	1,041
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,183
		7,553
Kentucky – 2.3%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2)	8,725	8,724
Louisville Regional Airport Authority Airplort System Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/1/25	2,990	3,015
		11,739
Louisiana – 0.8%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	283
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,577
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,579
		4,439
Maryland – 1.7%
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,046
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/26	2,435	2,589

FIXED INCOME FUNDS    178    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Maryland – 1.7%continued
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	$2,925	$3,066
		8,701
Massachusetts – 6.2%
Brookline G.O. Limited Bonds,
5.00%, 3/15/26	1,905	2,012
Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS,
4.00%, 5/1/25	1,390	1,412
Massachusetts State Bay Transportation Authority Sales Tax Subordinate Revenue BANS, Unrefunded Balance,
4.00%, 5/1/25	110	112
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,177
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,
5.00%, 10/15/26	2,000	2,141
Massachusetts State G.O. Limited Refunding Bonds, Series A,
5.00%, 9/1/27	5,000	5,445
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/25	1,810	1,881
5.00%, 7/1/26	1,040	1,103
Massachusetts State Housing Finance Agency Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	693
Massachusetts State School Building Authority Sales Tax Subordinate Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/26(3)	2,500	2,630
Massachusetts State Transportation Fund Rail Enhancement Program Revenue Bonds, Series A,
5.00%, 6/1/28	4,500	4,672
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Massachusetts – 6.2%continued
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Escrowed to Maturity,
5.00%, 8/1/25	$165	$171
Massachusetts State Water Resources Authority Revenue Refunding Bonds, Series C, Green Bonds, Unrefunded Balance,
5.00%, 8/1/25	835	870
MWRA General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	3,340	3,556
University Of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,523
		32,398
Michigan – 1.9%
Brandon School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured), Prerefunded,
5.00%, 5/1/25(3)	1,100	1,138
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2)	3,000	3,076
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2)	5,000	5,018
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	465
		9,697
Minnesota – 2.4%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	2,000	1,999
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,110

NORTHERN FUNDS QUARTERLY REPORT     179    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Minnesota – 2.4%continued
Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	$6,000	$6,539
Minnesota State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 10/1/26	2,710	2,893
		12,541
Missouri – 1.8%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	2,912
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,378
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,487
Kansas City IDA Airport Special Obligation Revenue Bonds (AMT), Kansas City International,
5.00%, 3/1/25	1,040	1,058
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	1,500	1,525
		9,360
Nevada – 1.2%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,074
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,000
		6,074
New Jersey – 2.0%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	1,200	1,140
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
New Jersey – 2.0%continued
New Jersey State EDA Revenue Bonds, Series WW, Prerefunded,
5.25%, 6/15/25(3)	$3,500	$3,654
New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(3)	2,500	2,720
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,957
		10,471
New York – 13.0%
Metropolitan Transportation Authority Revenue Refunding Bonds, Series E, Green Bonds,
5.00%, 11/15/29	2,190	2,371
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Revenue Refunding Bonds,
5.00%, 6/15/25	1,535	1,592
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,090
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 2/1/29	3,295	3,327
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2)	3,750	3,867
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	642
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,104
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,942

FIXED INCOME FUNDS    180    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
New York – 13.0%continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, General Purpose, Unrefunded Balance,
5.00%, 2/15/28	$3,000	$3,208
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,181
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Group 2, Unrefunded Balance,
5.00%, 3/15/31	2,000	2,215
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Escrowed to Maturity,
5.00%, 3/15/24	645	654
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.13%, 11/1/23	1,000	996
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	4,000	3,691
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	1,500	1,498
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,010
New York State Housing Finance Agency Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,289
New York State Housing Finance Agency Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
New York – 13.0%continued
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	$2,000	$1,709
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 1,
5.00%, 3/15/29	5,000	5,600
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,177
5.00%, 3/15/29	2,675	2,678
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 9/15/28	5,000	5,552
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/25	525	549
5.00%, 11/15/27	1,700	1,855
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, MTA Bridges & Tunnels,
5.00%, 5/15/27	5,000	5,402
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,524
		67,941
North Carolina – 0.4%
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/26	2,115	2,246
Ohio – 2.1%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,152
Columbus G.O. Unlimited Refunding Bonds, Series 1, Various Purpose,
5.00%, 7/1/26	1,300	1,378

NORTHERN FUNDS QUARTERLY REPORT     181    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Ohio – 2.1%continued
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	$5,085	$5,365
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	2,959
		10,854
Oklahoma – 0.6%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,034
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	1,933
		2,967
Oregon – 1.2%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,080
Oregon State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/33	1,450	1,506
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,887
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,641
		6,114
Pennsylvania – 2.0%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,018
Lehigh County IDA Revenue Refunding Bonds, Series A, PPL Electric Utilities Corp. Project,
3.00%, 9/1/29	3,000	2,914
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	444
5.00%, 12/1/26	275	293
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Pennsylvania – 2.0%continued
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/1/24	$2,700	$2,738
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	1,700	1,774
		10,181
Tennessee – 1.2%
Gallatin Water & Sewer Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/25(3)	1,500	1,543
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2)	4,500	4,554
		6,097
Texas – 7.7%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,067
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,190
Central Regional Mobility Authority Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/25(3)	1,215	1,259
Central Regional Mobility Authority Subordinate Revenue BANS, Series F,
5.00%, 1/1/25	2,000	2,027
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,595
Dallas County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/25	1,615	1,679
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2)	1,175	1,104

FIXED INCOME FUNDS    182    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Texas – 7.7%continued
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	$1,105	$1,170
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,000	1,881
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	855
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/24	500	507
McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,025
North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2)	1,750	1,672
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2)	1,470	1,431
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,071
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,092
2.00%, 12/1/27(1) (2)	3,150	2,882
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	1,350	1,388
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/26	2,355	2,387
4.00%, 8/1/27	2,135	2,167
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Texas – 7.7%continued
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	$5,000	$5,210
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,430
Texas State Public Finance Authority G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,241
		40,330
Utah – 2.2%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,090
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,847
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2)	3,850	3,912
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(3)	1,735	1,798
		11,647
Virginia – 0.8%
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(1) (2)	1,000	997
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(3)	3,000	3,115
		4,112

NORTHERN FUNDS QUARTERLY REPORT     183    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Washington – 3.9%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	$1,000	$1,024
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,046
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,502
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,375
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	656
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,282
Port of Seattle Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	2,800	2,847
Seattle G.O. Limited Refunding Bonds, Series A,
4.00%, 4/1/27	2,775	2,851
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,545
Washington State G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/26	1,255	1,302
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	1,841
		20,271
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.3%continued
Wisconsin – 2.0%
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,
5.00%, 5/1/27	$6,000	$6,483
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,213
		10,696
Total Municipal Bonds
(Cost $507,994)		491,531

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	10,099,445	$10,099
Total Investment Companies
(Cost $10,099)		10,099

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 2.7%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2)	$5,000	$5,005
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/15/24	3,000	3,014
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2)	3,000	2,983
Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),
0.25%, 10/1/23(1) (2)	1,450	1,435

FIXED INCOME FUNDS    184    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.7%continued
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.40%, 11/1/23(1) (2)	$1,915	$1,888
Total Short-Term Investments
(Cost $14,389)		14,325

Total Investments – 99.0%
(Cost $532,482)		515,955
Other Assets less Liabilities – 1.0%		5,101
NET ASSETS – 100.0%		$521,056

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(3)	Maturity date represents the prerefunded date.
(4)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

LCRA - Lower Colorado River Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

MWRA - Massachusetts Water Resources Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	94.3%
Investment Companies	2.0%
Short-Term Investments	2.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$491,531	$—	$491,531
Investment Companies	10,099	—	—	10,099
Short-Term Investments	—	14,325	—	14,325
Total Investments	$10,099	$505,856	$—	$515,955

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     185    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM TAX-EXEMPT FUND continued	June 30, 2023 (UNAUDITED)
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$20,468	$41,721	$52,090	$153	$10,099	$10,099,445
FIXED INCOME FUNDS    186    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
LIMITED TERM U.S. GOVERNMENT FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.5% (1)
Fannie Mae – 0.3%
Pool #555649,
7.50%, 10/1/32	$13	$12
Pool #BH9277,
3.50%, 2/1/48	126	117
		129
Freddie Mac – 0.7%
Pool #RA8880,
4/1/53(2)	97	97
Pool #SD1360,
7/1/52(2)	110	109
Pool #SD2665,
4/1/53(2)	98	100
Pool #ZS7735,
2.00%, 1/1/32	3	3
		309
Freddie Mac Gold – 0.3%
Pool #D99701,
3.00%, 11/1/32	158	148
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	103	93
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	13	13
Pool #782618,
4.50%, 4/15/24	2	2
Pool #783245,
5.00%, 9/15/24	1	1
Pool #783489,
5.00%, 6/15/25	1	1
		17
Total U.S. Government Agencies
(Cost $741)		696

U.S. GOVERNMENT OBLIGATIONS – 96.5%
U.S. Treasury Bonds – 1.1%
6.00%, 2/15/26	470	486
U.S. Treasury Inflation Indexed Notes – 2.5%
0.50%, 4/15/24	141	166
0.13%, 7/15/24	134	166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 96.5%continued
U.S. Treasury Inflation Indexed Notes – 2.5%continued
0.13%, 10/15/24	$145	$165
0.25%, 1/15/25	135	166
0.38%, 7/15/25	135	165
0.13%, 4/15/26	153	166
0.13%, 4/15/27	166	165
		1,159
U.S. Treasury Notes – 92.9%
1.75%, 7/31/24	524	504
1.88%, 8/31/24	554	532
0.38%, 9/15/24	579	546
2.13%, 9/30/24	550	529
2.25%, 11/15/24	550	528
4.50%, 11/30/24	7,845	7,762
2.50%, 1/31/25	541	519
2.75%, 2/28/25	538	518
2.88%, 4/30/25	537	517
0.25%, 5/31/25	1,088	996
2.88%, 5/31/25	285	274
0.25%, 6/30/25	587	536
0.25%, 7/31/25	589	536
2.88%, 7/31/25	532	512
0.25%, 10/31/25	591	533
0.38%, 11/30/25	883	797
2.88%, 11/30/25	158	152
1.63%, 2/15/26	558	517
4.00%, 2/15/26	8,901	8,764
0.50%, 2/28/26	587	527
2.13%, 5/31/26	549	514
1.88%, 6/30/26	550	511
0.63%, 7/31/26	586	522
1.88%, 7/31/26	551	510
1.50%, 8/15/26	3,000	2,742
0.75%, 8/31/26	582	519
0.88%, 9/30/26	487	436
3.88%, 11/30/27	4,994	4,923
4.00%, 2/29/28	2,400	2,382
3.63%, 3/31/28	1,200	1,172
3.63%, 5/31/28	2,500	2,445
		42,775
Total U.S. Government Obligations
(Cost $45,967)		44,420

NORTHERN FUNDS QUARTERLY REPORT     187    FIXED INCOME FUNDS

Schedule of Investments
LIMITED TERM U.S. GOVERNMENT FUND continued	June 30, 2023 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(3) (4)	975,980	$976
Total Investment Companies
(Cost $976)		976

Total Investments – 100.1%
(Cost $47,684)		46,092
Liabilities less Other Assets – (0.1%)		(49)
NET ASSETS – 100.0%		$46,043

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	1.5%
U.S. Government Obligations	96.5%
Investment Companies	2.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$696	$—	$696
U.S. Government Obligations(1)	—	44,420	—	44,420
Investment Companies	976	—	—	976
Total Investments	$976	$45,116	$—	$46,092

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$280	$3,792	$3,096	$5	$976	$975,980
FIXED INCOME FUNDS    188    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS – 1.0%
United States – 1.0%
AES Panama Generation Holdings S.R.L.,
4.38%, 5/31/30 (2)	$198	$169
Hyundai Capital America,
5.50%, 3/30/26 (2)	145	144
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
3.75%, 12/1/31 (2)	120	98
3.75%, 12/1/31 (3)	30	25
5.75%, 4/1/33 (2)	165	155
New Fortress Energy, Inc.,
6.50%, 9/30/26 (2)	160	143
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (2)	50	41
4.63%, 4/6/31 (2)	100	77
		852
Total Corporate Bonds
(Cost $871)		852

FOREIGN ISSUER BONDS – 92.0%
Angola – 1.1%
Angolan Government International Bond,
8.25%, 5/9/28 (2)	150	133
8.25%, 5/9/28 (3)	400	356
9.38%, 5/8/48 (3)	400	317
9.13%, 11/26/49 (3)	200	155
		961
Argentina – 2.1%
Argentine Republic Government International Bond,
1.00%, 7/9/29	194	63
(Step to 0.75% on 7/9/23), 0.50%, 7/9/30 (4)	1,840	611
(Step to 3.63% on 7/9/23), 1.50%, 7/9/35 (4)	703	209
(Step to 4.25% on 7/9/23), 3.88%, 1/9/38 (4)	754	266
(Step to 4.88% on 7/9/29), 3.50%, 7/9/41 (4)	150	48
Genneia S.A.,
8.75%, 9/2/27 (2)	153	149
Pampa Energia S.A.,
7.50%, 1/24/27 (3)	100	95
Transportadora de Gas del Sur S.A.,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Argentina – 2.1%continued
6.75%, 5/2/25 (3)	$235	$223
YPF S.A.,
9.00%, 2/12/26 (3)	64	63
9.00%, 6/30/29 (3)	60	55
		1,782
Azerbaijan – 0.4%
Republic of Azerbaijan International Bond,
3.50%, 9/1/32 (3)	200	172
Southern Gas Corridor CJSC,
6.88%, 3/24/26 (3)	200	203
		375
Bahrain – 0.5%
Bahrain Government International Bond,
5.63%, 5/18/34 (3)	260	227
7.50%, 9/20/47 (3)	200	183
		410
Brazil – 6.7%
Banco do Brasil S.A.,
6.25%, 4/18/30 (2)	210	209
Braskem Netherlands Finance B.V.,
4.50%, 1/31/30 (2)	140	120
5.88%, 1/31/50 (2)	260	210
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/26 (BRL)(5)	1,020	167
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/25 (BRL)(6)	2,100	433
10.00%, 1/1/27 (BRL)(6)	5,730	1,190
10.00%, 1/1/29 (BRL)(6)	5,252	1,074
10.00%, 1/1/33 (BRL)(6)	1,550	312
Brazilian Government International Bond,
4.25%, 1/7/25	200	196
8.25%, 1/20/34	78	89
BRF S.A.,
4.88%, 1/24/30 (3)	200	163
CSN Resources S.A.,
4.63%, 6/10/31 (2)	215	164
Embraer Netherlands Finance B.V.,
6.95%, 1/17/28 (2)	120	119
Gol Finance S.A.,
8.00%, 6/30/26 (3)	200	111
Guara Norte S.a.r.l.,
5.20%, 6/15/34 (2)	177	155

NORTHERN FUNDS QUARTERLY REPORT     189    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Brazil – 6.7%continued
JSM Global S.a.r.l,
4.75%, 10/20/30 (3) (7) (8)	$200	$35
MC Brazil Downstream Trading S.a.r.l.,
7.25%, 6/30/31 (2)	106	72
Movida Europe S.A.,
5.25%, 2/8/31 (2)	125	102
MV24 Capital B.V.,
6.75%, 6/1/34 (2)	139	125
Nexa Resources S.A.,
6.50%, 1/18/28 (2)	130	124
Oi S.A.,
9/7/24 (2) (9) (10)	109	109
10.00%, 7/27/25 (3) (11)	873	59
Simpar Europe S.A.,
5.20%, 1/26/31 (2)	175	139
Sitios Latinoamerica S.A.B. de C.V.,
5.38%, 4/4/32 (2)	265	240
Unigel Luxembourg S.A.,
8.75%, 10/1/26 (3)	150	49
Vale Overseas Ltd.,
6.88%, 11/21/36	9	9
		5,775
Chile – 3.5%
Agrosuper S.A.,
4.60%, 1/20/32 (2)	175	148
Alfa Desarrollo S.p.A.,
4.55%, 9/27/51 (2)	348	256
Bonos de la Tesoreria de la Republica en pesos,
6.00%, 4/1/33 (CLP)	265,000	350
5.00%, 3/1/35 (CLP)	105,000	130
Celulosa Arauco y Constitucion S.A.,
3.88%, 11/2/27	280	257
Chile Government International Bond,
3.10%, 5/7/41	200	150
3.10%, 1/22/61	246	160
Empresa Nacional de Telecomunicaciones S.A.,
4.75%, 8/1/26 (2)	115	112
Enel Chile S.A.,
4.88%, 6/12/28	150	144
Enel Generacion Chile S.A.,
4.25%, 4/15/24	70	69
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Chile – 3.5%continued
Engie Energia Chile S.A.,
3.40%, 1/28/30 (3)	$300	$250
Falabella S.A.,
3.75%, 10/30/27 (3)	80	72
Inversiones CMPC S.A.,
4.75%, 9/15/24 (3)	200	197
6.13%, 6/23/33 (2)	200	201
Kenbourne Invest S.A.,
6.88%, 11/26/24 (2)	105	91
4.70%, 1/22/28 (3)	200	134
Sociedad Concesionaria Autopista Central S.A.,
6.22%, 12/15/26 (2)	108	108
Sociedad de Transmision Austral S.A.,
4.00%, 1/27/32 (2)	150	129
Telefonica Moviles Chile S.A.,
3.54%, 11/18/31 (2)	150	119
		3,077
China – 3.1%
Agile Group Holdings Ltd.,
5.75%, 1/2/25 (3)	245	74
Alibaba Group Holding Ltd.,
4.50%, 11/28/34	100	92
BOC Aviation Ltd.,
2.75%, 12/2/23 (3)	200	197
Central China Real Estate Ltd.,
7.25%, 4/24/23 (3) (8) (9) (11)	200	17
7.75%, 5/24/24 (3) (9) (11)	200	15
CFLD Cayman Investment Ltd.,
2.50%, 1/31/31 (2)	262	32
China Government Bond,
3.29%, 10/18/23 (CNH)	940	130
2.24%, 5/25/25 (CNH)	1,470	202
3.02%, 10/22/25 (CNY)	1,830	257
3.27%, 11/19/30 (CNH)	1,200	173
2.75%, 2/17/32 (CNH)	2,180	301
3.72%, 4/12/51 (CNY)	630	97
China Overseas Grand Oceans Finance IV Cayman Ltd.,
2.45%, 2/9/26 (3)	200	177
China SCE Group Holdings Ltd.,
5.95%, 9/29/24 (3)	200	35
CIFI Holdings Group Co. Ltd.,

FIXED INCOME FUNDS    190    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
China – 3.1%continued
5.25%, 5/13/26 (3)	$630	$68
Country Garden Holdings Co. Ltd.,
4.80%, 8/6/30 (3)	200	57
Fantasia Holdings Group Co. Ltd.,
15.00%, 12/18/21 (3) (9) (11)	335	20
7.95%, 7/5/22 (3) (9) (11)	335	20
12.25%, 10/18/22 (3) (9) (11)	200	12
10.88%, 1/9/23 (3) (9) (11)	200	12
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22 (3) (9) (11)	200	12
11.95%, 10/22/22 (3) (9) (11)	200	12
11.50%, 1/30/23 (3) (9) (11)	200	12
10.88%, 7/23/23 (3) (11)	200	12
9.38%, 6/30/24 (3) (11)	200	12
Longfor Group Holdings Ltd.,
3.85%, 1/13/32 (3)	200	140
Prosus N.V.,
4.19%, 1/19/32 (2)	215	181
4.03%, 8/3/50 (2)	100	63
Shimao Group Holdings Ltd.,
4.75%, 7/3/22 (3) (9) (11)	200	15
Yuzhou Group Holdings Co. Ltd.,
8.50%, 2/4/23 (3) (9) (11)	200	8
9.95%, 6/8/23 (3) (9) (11)	200	8
6.00%, 10/25/23 (3) (11)	250	11
7.38%, 1/13/26 (3) (11)	530	22
6.35%, 1/13/27 (3) (9) (11)	200	8
Zhenro Properties Group Ltd.,
8.00%, 3/6/23 (3) (9) (11)	150	3
14.72%, 8/2/23 (3) (8) (11)	200	5
8.30%, 9/15/23 (3) (11)	200	4
7.88%, 4/14/24 (3) (11)	200	4
7.35%, 2/5/25 (3) (11)	400	14
6.63%, 1/7/26 (3) (11)	200	7
6.70%, 8/4/26 (3) (11)	200	4
ZhongAn Online P&C Insurance Co. Ltd.,
3.50%, 3/8/26 (3)	200	173
		2,718
Colombia – 4.0%
ABRA Global Finance,
11.50%, 3/2/28 (2)	143	116
AI Candelaria Spain S.A.,
5.75%, 6/15/33 (2)	250	185
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Colombia – 4.0%continued
Banco GNB Sudameris S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.66%), 7.50%, 4/16/31 (2) (12)	$100	$82
Banistmo S.A.,
4.25%, 7/31/27 (2)	100	93
Canacol Energy Ltd.,
5.75%, 11/24/28 (2)	80	68
Colombia Government International Bond,
3.13%, 4/15/31	350	264
7.38%, 9/18/37	100	95
5.63%, 2/26/44	200	149
5.00%, 6/15/45	250	174
Colombian TES,
10.00%, 7/24/24 (COP)	850,000	204
7.50%, 8/26/26 (COP)	274,800	62
5.75%, 11/3/27 (COP)	233,500	48
6.00%, 4/28/28 (COP)	3,158,600	649
7.00%, 3/26/31 (COP)	330,000	67
7.00%, 6/30/32 (COP)	800,000	157
13.25%, 2/9/33 (COP)	551,800	155
7.25%, 10/18/34 (COP)	166,600	32
Ecopetrol S.A.,
5.38%, 6/26/26	225	215
8.63%, 1/19/29	150	150
5.88%, 5/28/45	110	75
Empresas Publicas de Medellin ESP,
4.25%, 7/18/29 (2)	100	79
Frontera Energy Corp.,
7.88%, 6/21/28 (2)	120	87
Oleoducto Central S.A.,
4.00%, 7/14/27 (2)	165	145
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (3)	200	147
		3,498
Costa Rica – 0.4%
Costa Rica Government International Bond,
5.63%, 4/30/43 (3)	200	171
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (2)	200	198
		369
Croatia – 0.1%
Croatia Government International Bond,

NORTHERN FUNDS QUARTERLY REPORT     191    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Croatia – 0.1%continued
1.50%, 6/17/31 (EUR)(3)	$100	$93
Czech Republic – 2.4%
Czech Republic Government Bond,
0.45%, 10/25/23 (CZK)(3)	6,000	270
5.70%, 5/25/24 (CZK)	3,690	169
1.00%, 6/26/26 (CZK)	1,860	76
2.50%, 8/25/28 (CZK)	4,810	200
5.50%, 12/12/28 (CZK)	4,130	200
2.75%, 7/23/29 (CZK)	2,020	85
0.05%, 11/29/29 (CZK)	760	27
0.95%, 5/15/30 (CZK)(3)	90	3
1.75%, 6/23/32 (CZK)	6,730	252
2.00%, 10/13/33 (CZK)	1,900	71
3.50%, 5/30/35 (CZK)	11,700	499
4.20%, 12/4/36 (CZK)(3)	220	10
Energo-Pro AS,
8.50%, 2/4/27 (2)	200	190
		2,052
Dominican Republic – 1.5%
Dominican Republic Central Bank Notes,
13.00%, 12/5/25 (DOP)(3)	13,000	254
13.00%, 1/30/26 (DOP)(2)	3,100	61
Dominican Republic International Bond,
5.50%, 1/27/25 (3)	250	246
4.88%, 9/23/32 (3)	150	127
5.30%, 1/21/41 (3)	150	117
6.85%, 1/27/45 (3)	100	91
5.88%, 1/30/60 (3)	266	205
Empresa Generadora de Electricidad Haina S.A.,
5.63%, 11/8/28 (2)	200	178
		1,279
Ecuador – 0.3%
Ecuador Government International Bond,
(Step to 3.50% on 7/31/23), 2.50%, 7/31/35 (2) (4)	515	177
(Step to 2.50% on 7/31/23), 1.50%, 7/31/40 (3) (4)	106	33
(Step to 2.50% on 7/31/23), 1.50%, 7/31/40 (2) (4)	240	74
		284
Egypt – 1.0%
Egypt Government International Bond,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Egypt – 1.0%continued
5.63%, 4/16/30 (EUR)(3)	$575	$350
8.50%, 1/31/47 (3)	400	214
8.70%, 3/1/49 (3)	200	108
Energean PLC,
6.50%, 4/30/27 (2)	190	173
		845
El Salvador – 0.3%
El Salvador Government International Bond,
6.38%, 1/18/27 (3)	23	16
8.63%, 2/28/29 (3)	299	198
8.25%, 4/10/32	11	7
7.65%, 6/15/35 (3)	66	39
		260
Georgia – 0.1%
Silknet JSC,
8.38%, 1/31/27 (2)	100	98
Ghana – 1.0%
Ghana Government International Bond,
7.75%, 4/7/29 (3)	200	86
7.63%, 5/16/29 (3)	200	86
7.88%, 2/11/35 (3) (11)	800	350
Kosmos Energy Ltd.,
7.50%, 3/1/28 (2)	230	191
Tullow Oil PLC,
10.25%, 5/15/26 (2)	225	171
		884
Guatemala – 0.8%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L.,
5.25%, 4/27/29 (2)	250	231
CT Trust,
5.13%, 2/3/32 (2)	185	148
Guatemala Government Bond,
4.50%, 5/3/26 (3)	235	224
Millicom International Cellular S.A.,
5.13%, 1/15/28 (2)	86	75
		678
Hong Kong – 0.7%
AIA Group Ltd.,
5.63%, 10/25/27 (2)	210	215
4.95%, 4/4/33 (2)	200	200
Melco Resorts Finance Ltd.,

FIXED INCOME FUNDS    192    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Hong Kong – 0.7%continued
5.75%, 7/21/28 (2)	$40	$35
5.75%, 7/21/28 (3)	225	198
		648
Hungary – 1.4%
Hungary Government Bond,
6.00%, 11/24/23 (HUF)	46,500	133
3.00%, 6/26/24 (HUF)	76,490	208
3.00%, 10/27/27 (HUF)	236,060	576
4.50%, 3/23/28 (HUF)	14,730	38
6.75%, 10/22/28 (HUF)	3,290	9
4.75%, 11/24/32 (HUF)	85,000	212
3.00%, 10/27/38 (HUF)	7,850	15
Hungary Government International Bond,
5.38%, 3/25/24	56	56
		1,247
India – 1.6%
Adani International Container Terminal Pvt Ltd.,
3.00%, 2/16/31 (2)	110	86
Adani Ports & Special Economic Zone Ltd.,
3.10%, 2/2/31 (2)	230	161
Export-Import Bank of India,
5.50%, 1/18/33 (3)	200	198
Greenko Wind Projects Mauritius Ltd.,
5.50%, 4/6/25 (2)	120	115
Power Finance Corp. Ltd.,
3.75%, 12/6/27 (3)	200	184
REC Ltd.,
5.63%, 4/11/28 (2)	200	198
Reliance Industries Ltd.,
3.63%, 1/12/52 (2)	150	107
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries,
4.50%, 7/14/28 (2)	150	128
Shriram Finance Ltd.,
4.40%, 3/13/24 (3)	200	195
		1,372
Indonesia – 6.8%
Freeport Indonesia PT,
4.76%, 4/14/27 (2)	150	145
6.20%, 4/14/52 (2)	200	180
Indofood CBP Sukses Makmur Tbk PT,
3.40%, 6/9/31 (3)	300	254
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Indonesia – 6.8%continued
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
5.45%, 5/15/30 (3)	$200	$194
Indonesia Government International Bond,
4.75%, 1/8/26 (3)	200	200
4.55%, 1/11/28	200	197
4.85%, 1/11/33	275	273
8.50%, 10/12/35 (3)	100	130
6.63%, 2/17/37 (3)	650	741
7.75%, 1/17/38 (3)	100	125
Indonesia Treasury Bond,
8.38%, 3/15/24 (IDR)	1,457,000	99
8.13%, 5/15/24 (IDR)	1,087,000	74
6.50%, 6/15/25 (IDR)	668,000	45
8.38%, 9/15/26 (IDR)	7,000,000	501
7.00%, 5/15/27 (IDR)	881,000	61
6.38%, 8/15/28 (IDR)	1,273,000	87
9.00%, 3/15/29 (IDR)	220,000	17
8.25%, 5/15/29 (IDR)	567,000	42
10.50%, 8/15/30 (IDR)	600,000	50
7.00%, 9/15/30 (IDR)	1,816,000	126
6.50%, 2/15/31 (IDR)	7,000,000	471
7.75%, 4/15/31 (IDR)	655,000	47
8.75%, 5/15/31 (IDR)	5,651,000	433
9.50%, 7/15/31 (IDR)	4,400,000	354
7.00%, 2/15/33 (IDR)	1,718,000	121
8.38%, 3/15/34 (IDR)	1,389,000	107
7.50%, 6/15/35 (IDR)	536,000	39
7.50%, 5/15/38 (IDR)	654,000	47
8.38%, 4/15/39 (IDR)	1,976,000	154
LLPL Capital Pte. Ltd.,
6.88%, 2/4/39 (2)	165	148
Medco Laurel Tree Pte. Ltd.,
6.95%, 11/12/28 (2)	275	252
Minejesa Capital B.V.,
5.63%, 8/10/37 (3)	200	156
		5,870
Ireland – 0.1%
C&W Senior Financing DAC,
6.88%, 9/15/27 (2)	100	87
Israel – 2.2%
Bank Hapoalim B.M.,

NORTHERN FUNDS QUARTERLY REPORT     193    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Israel – 2.2%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.16%), 3.26%, 1/21/32 (12)	$200	$172
Bank Leumi Le-Israel B.M.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.47%), 7.13%, 7/18/33 (12)	200	198
Delek Overriding Royalty Leviathan Ltd.,
7.49%, 12/30/23	150	149
Energean Israel Finance Ltd.,
4.50%, 3/30/24	50	50
4.88%, 3/30/26	200	186
9/30/33 (10)	150	150
ICL Group Ltd.,
6.38%, 5/31/38	150	152
Leviathan Bond Ltd.,
6.75%, 6/30/30	255	238
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	550	493
8.13%, 9/15/31	150	157
		1,945
Ivory Coast – 0.6%
Ivory Coast Government International Bond,
4.88%, 1/30/32 (EUR)(3)	435	371
6.88%, 10/17/40 (EUR)(3)	100	83
6.63%, 3/22/48 (EUR)(3)	100	78
		532
Jamaica – 0.1%
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24 (2)	100	92
Kazakhstan – 0.6%
Kazakhstan Government International Bond,
8.05%, 5/20/24 (KZT)(3)	100,000	210
Tengizchevroil Finance Co. International Ltd.,
4.00%, 8/15/26 (2)	125	113
3.25%, 8/15/30 (3)	220	169
		492
Kuwait – 0.4%
MEGlobal Canada ULC,
5.00%, 5/18/25 (2)	200	196
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Kuwait – 0.4%continued
Nbk Tier 2 Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.11%), 2.50%, 11/24/30 (3) (12)	$200	$183
		379
Lebanon – 0.1%
Lebanon Government International Bond,
6.38%, 3/9/20 (3) (9) (11)	67	5
5.80%, 4/14/20 (3) (9) (11)	79	5
6.15%, 6/19/20 (11)	102	7
8.25%, 4/12/21 (3) (9) (11)	115	8
6.10%, 10/4/22 (3) (9) (11)	321	22
6.00%, 1/27/23 (3) (9) (11)	50	3
6.60%, 11/27/26 (3) (11)	22	2
6.85%, 3/23/27 (3) (11)	88	6
7.00%, 3/23/32 (3) (11)	33	2
7.05%, 11/2/35 (3) (11)	11	1
7.25%, 3/23/37 (3) (11)	35	2
		63
Macau – 0.8%
MGM China Holdings Ltd.,
5.38%, 5/15/24 (2)	80	79
4.75%, 2/1/27 (2)	110	100
Sands China Ltd.,
5.90%, 8/8/28	215	205
4.88%, 6/18/30	175	156
Studio City Finance Ltd.,
6.00%, 7/15/25 (2)	200	185
		725
Malaysia – 3.9%
Malaysia Government Bond,
3.48%, 6/14/24 (MYR)	1,324	284
3.90%, 11/30/26 (MYR)	2,363	512
3.90%, 11/16/27 (MYR)	1,834	397
3.73%, 6/15/28 (MYR)	1,600	344
4.50%, 4/30/29 (MYR)	744	166
3.89%, 8/15/29 (MYR)	262	56
4.50%, 4/15/30 (MYR)	182	41
3.58%, 7/15/32 (MYR)	2,613	548
3.83%, 7/5/34 (MYR)	739	156
4.25%, 5/31/35 (MYR)	616	134
4.76%, 4/7/37 (MYR)	187	43
4.70%, 10/15/42 (MYR)	1,100	254

FIXED INCOME FUNDS    194    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Malaysia – 3.9%continued
4.92%, 7/6/48 (MYR)	$234	$56
4.07%, 6/15/50 (MYR)	550	115
Malaysia Government Investment Issue,
3.47%, 10/15/30 (MYR)	253	53
4.19%, 10/7/32 (MYR)	29	6
3.45%, 7/15/36 (MYR)	91	18
Petronas Capital Ltd.,
4.55%, 4/21/50 (3)	200	184
		3,367
Mauritius – 0.2%
Axian Telecom,
7.38%, 2/16/27 (2)	200	183
Mexico – 8.1%
Alsea S.A.B. de C.V.,
7.75%, 12/14/26 (2)	120	119
Banco Mercantil del Norte S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.76%), 8.38%, 10/14/30 (2) (8) (12)	100	93
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.03%), 6.63%, 1/24/32 (2) (8) (12)	120	93
BBVA Bancomer S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.66%), 8.45%, 6/29/38 (2) (12)	250	250
Cemex S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.91%), 9.13%, 3/14/28 (2) (8) (12)	165	167
CIBANCO S.A. Institucion de Banca Multiple Trust CIB,
4.38%, 7/22/31 (2)	150	112
Infraestructura Energetica Nova S.A.P.I. de C.V.,
4.88%, 1/14/48 (2)	300	226
Mexican Bonos,
8.00%, 9/5/24 (MXN)	14,030	793
7.50%, 6/3/27 (MXN)	3,500	195
8.50%, 5/31/29 (MXN)	7,600	440
7.75%, 5/29/31 (MXN)	2,600	144
7.50%, 5/26/33 (MXN)	960	52
7.75%, 11/23/34 (MXN)	2,410	132
10.00%, 11/20/36 (MXN)	9,330	603
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Mexico – 8.1%continued
8.50%, 11/18/38 (MXN)	$3,920	$223
7.75%, 11/13/42 (MXN)	8,750	459
Mexico Government International Bond,
4.75%, 4/27/32	400	381
6.05%, 1/11/40	24	24
4.75%, 3/8/44	32	27
5.55%, 1/21/45	33	31
3.77%, 5/24/61	200	136
3.75%, 4/19/71	200	133
5.75%, 10/12/10 (13)	196	175
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l.,
4.88%, 1/15/28 (2)	142	128
Orbia Advance Corp. S.A.B. de C.V.,
5.88%, 9/17/44 (2)	120	105
Petroleos Mexicanos,
6.50%, 3/13/27	135	120
5.95%, 1/28/31	415	303
6.70%, 2/16/32	29	22
6.75%, 9/21/47	639	401
6.35%, 2/12/48	62	38
7.69%, 1/23/50	281	191
6.95%, 1/28/60	157	98
Sigma Alimentos S.A. de C.V.,
4.13%, 5/2/26 (2)	175	167
Tierra Mojada Luxembourg II S.a.r.l.,
5.75%, 12/1/40 (3)	183	157
Total Play Telecomunicaciones S.A. de C.V.,
7.50%, 11/12/25 (2)	65	46
6.38%, 9/20/28 (2)	45	26
Trust Fibra Uno,
4.87%, 1/15/30 (2)	155	137
6.39%, 1/15/50 (2)	85	67
		7,014
Mongolia – 0.2%
Mongolia Government International Bond,
3.50%, 7/7/27 (3)	200	166
Morocco – 0.5%
Morocco Government International Bond,
5.95%, 3/8/28 (3)	200	202
OCP S.A.,

NORTHERN FUNDS QUARTERLY REPORT     195    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Morocco – 0.5%continued
5.13%, 6/23/51 (2)	$160	$116
5.13%, 6/23/51 (3)	200	147
		465
Mozambique – 0.2%
Mozambique International Bond,
(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (3) (4)	200	153
Nigeria – 1.1%
Access Bank PLC,
6.13%, 9/21/26 (2)	125	105
IHS Netherlands Holdco B.V.,
8.00%, 9/18/27 (3)	250	228
8.00%, 9/18/27 (2)	50	46
Nigeria Government International Bond,
7.14%, 2/23/30 (3)	220	185
7.70%, 2/23/38 (3)	200	150
8.25%, 9/28/51 (3)	200	150
SEPLAT Energy PLC,
7.75%, 4/1/26 (2)	100	83
		947
Oman – 1.4%
Oman Government International Bond,
6.75%, 10/28/27 (3)	200	207
5.63%, 1/17/28 (3)	200	198
6.75%, 1/17/48 (3)	711	685
OQ SAOC,
5.13%, 5/6/28 (2)	130	123
		1,213
Pakistan – 0.1%
Pakistan Government International Bond,
7.38%, 4/8/31 (3)	250	116
Panama – 0.6%
Panama Government International Bond,
9.38%, 4/1/29	23	28
6.70%, 1/26/36	28	30
4.50%, 4/16/50	200	155
4.30%, 4/29/53	200	148
4.50%, 4/1/56	200	150
		511
Paraguay – 0.2%
Paraguay Government International Bond,
5.40%, 3/30/50 (3)	200	171
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Peru – 2.9%
Consorcio Transmantaro S.A.,
5.20%, 4/11/38 (2)	$130	$120
Fondo MIVIVIENDA S.A.,
4.63%, 4/12/27 (2)	100	96
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
6.38%, 6/1/28 (3)	166	160
Intercorp Peru Ltd.,
3.88%, 8/15/29 (3)	200	171
Kallpa Generacion S.A.,
4.13%, 8/16/27 (3)	215	201
Peru Government Bond,
5.94%, 2/12/29 (PEN)	351	95
6.15%, 8/12/32 (PEN)	1,500	395
5.40%, 8/12/34 (PEN)	215	52
5.35%, 8/12/40 (PEN)	700	161
Peruvian Government International Bond,
7.35%, 7/21/25	100	103
6.95%, 8/12/31 (PEN)(3)	440	123
1.86%, 12/1/32	288	222
7.30%, 8/12/33 (PEN)(2)	174	49
8.75%, 11/21/33	70	89
3.30%, 3/11/41	92	71
5.63%, 11/18/50	58	60
2.78%, 12/1/60	31	19
Petroleos del Peru S.A.,
5.63%, 6/19/47 (3)	485	313
		2,500
Philippines – 0.5%
Philippine Government International Bond,
10.63%, 3/16/25	28	30
3.75%, 1/14/29	200	191
9.50%, 2/2/30	23	29
7.75%, 1/14/31	100	117
6.38%, 10/23/34	100	111
		478
Poland – 3.1%
Bank Gospodarstwa Krajowego,
0.38%, 10/13/28 (EUR)(3)	250	221
5.38%, 5/22/33 (2)	220	219
Republic of Poland Government Bond,
2.50%, 4/25/24 (PLN)	684	163
2.25%, 10/25/24 (PLN)	1,004	236
3.25%, 7/25/25 (PLN)	393	92

FIXED INCOME FUNDS    196    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Poland – 3.1%continued
2.50%, 7/25/26 (PLN)	$2,234	$501
0.25%, 10/25/26 (PLN)	62	13
3.75%, 5/25/27 (PLN)	463	106
2.50%, 7/25/27 (PLN)	2,389	522
2.75%, 4/25/28 (PLN)	1,400	303
2.75%, 10/25/29 (PLN)	1,071	225
1.75%, 4/25/32 (PLN)	30	5
Republic of Poland Government International Bond,
5.50%, 11/16/27	24	25
4.88%, 10/4/33	70	69
5.50%, 4/4/53	26	26
		2,726
Qatar – 1.8%
Qatar Government International Bond,
4.00%, 3/14/29 (3)	775	759
5.10%, 4/23/48 (3)	425	424
4.82%, 3/14/49 (3)	200	193
QatarEnergy,
3.13%, 7/12/41 (3)	200	153
		1,529
Romania – 2.2%
Romania Government Bond,
3.50%, 11/25/25 (RON)	2,100	434
8.75%, 10/30/28 (RON)	1,100	264
8.00%, 4/29/30 (RON)	80	19
4.15%, 10/24/30 (RON)	440	83
7.35%, 4/28/31 (RON)	360	82
6.70%, 2/25/32 (RON)	70	15
8.25%, 9/29/32 (RON)	695	169
4.75%, 10/11/34 (RON)	250	46
7.90%, 2/24/38 (RON)	205	49
Romanian Government International Bond,
3.00%, 2/27/27 (3)	18	16
1.75%, 7/13/30 (EUR)(3)	300	250
3.00%, 2/14/31 (3)	14	12
3.63%, 3/27/32 (3)	40	34
2.00%, 4/14/33 (EUR)(3)	200	155
2.88%, 4/13/42 (EUR)(3)	275	185
4.00%, 2/14/51 (3)	82	59
		1,872
Russia – 0.0%
Russian Federal Bond - OFZ,
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Russia – 0.0%continued
7.25%, 5/10/34 (RUB)(9) (11)	$3,917	$16
Saudi Arabia – 1.9%
EIG Pearl Holdings S.a.r.l.,
3.55%, 8/31/36 (2)	200	170
Gaci First Investment Co.,
5.25%, 10/13/32 (3)	200	204
Greensaif Pipelines Bidco S.a.r.l.,
6.13%, 2/23/38 (2)	300	306
SA Global Sukuk Ltd.,
0.95%, 6/17/24 (2)	100	95
Saudi Government International Bond,
4.75%, 1/18/28 (3)	200	198
2.25%, 2/2/33 (3)	250	202
5.00%, 4/17/49 (3)	200	187
3.75%, 1/21/55 (3)	200	152
3.45%, 2/2/61 (3)	200	141
		1,655
Serbia – 0.3%
Serbia International Bond,
1.50%, 6/26/29 (EUR)(3)	300	254
Singapore – 0.2%
United Overseas Bank Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 3.75%, 4/15/29 (3) (12)	200	196
South Africa – 3.3%
Liquid Telecommunications Financing PLC,
5.50%, 9/4/26 (2)	150	84
Republic of South Africa Government Bond,
10.50%, 12/21/26 (ZAR)	2,050	113
7.00%, 2/28/31 (ZAR)	694	30
8.25%, 3/31/32 (ZAR)	23,372	1,044
8.88%, 2/28/35 (ZAR)	5,979	260
6.25%, 3/31/36 (ZAR)	1,288	44
8.50%, 1/31/37 (ZAR)	13,317	541
8.75%, 1/31/44 (ZAR)	708	28
8.75%, 2/28/48 (ZAR)	3,659	141
Republic of South Africa Government International Bond,
4.30%, 10/12/28	200	176
5.75%, 9/30/49	200	141
Sasol Financing U.S.A. LLC,

NORTHERN FUNDS QUARTERLY REPORT     197    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
South Africa – 3.3%continued
4.38%, 9/18/26	$125	$110
5.50%, 3/18/31	225	177
		2,889
South Korea – 2.1%
Hana Bank,
4.38%, 9/30/24 (2)	200	195
Hyundai Capital Services, Inc.,
1.25%, 2/8/26 (3)	200	178
Kookmin Bank,
4.63%, 4/21/28 (2)	200	196
Korea Treasury Bond,
4.25%, 12/10/25 (KRW)	158,130	122
4.25%, 12/10/32 (KRW)	469,570	372
Kyobo Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 5.90%, 6/15/27 (8) (12) (14)	140	137
POSCO,
4.38%, 8/4/25 (2)	200	194
Shinhan Bank Co. Ltd.,
3.88%, 3/24/26 (2)	225	211
Tongyang Life Insurance Co. Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.98%), 5.25%, 9/22/25 (3) (8) (12)	200	177
		1,782
Sri Lanka – 0.2%
Sri Lanka Government International Bond,
6.20%, 5/11/27 (3) (9)	300	135
Tanzania, United Republic of – 0.3%
HTA Group Ltd.,
7.00%, 12/18/25 (3)	275	261
Thailand – 4.2%
Bangkok Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 3.47%, 9/23/36 (2) (12)	375	305
GC Treasury Center Co. Ltd.,
4.40%, 3/30/32 (2)	200	180
Thailand Government Bond,
2.40%, 12/17/23 (THB)	32,895	930
0.75%, 9/17/24 (THB)	6,444	179
2.35%, 6/17/26 (THB)	6,357	180
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Thailand – 4.2%continued
2.13%, 12/17/26 (THB)	$15,798	$444
2.88%, 12/17/28 (THB)	732	21
1.60%, 12/17/29 (THB)	7,000	188
2.00%, 12/17/31 (THB)	2,048	56
3.78%, 6/25/32 (THB)	7,835	244
1.59%, 12/17/35 (THB)	2,563	64
3.40%, 6/17/36 (THB)	2,700	81
3.30%, 6/17/38 (THB)	17,856	529
2.00%, 6/17/42 (THB)	1,877	45
2.88%, 6/17/46 (THB)	644	17
3.60%, 6/17/67 (THB)	598	17
TMBThanachart Bank PCL,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.26%), 4.90%, 12/2/24 (3) (8) (12)	200	189
		3,669
Turkey – 1.4%
KOC Holding A.S.,
6.50%, 3/11/25 (2)	125	123
Turk Telekomunikasyon A.S.,
6.88%, 2/28/25 (3)	200	190
Turkcell Iletisim Hizmetleri A.S.,
5.80%, 4/11/28 (3)	200	178
Turkey Government International Bond,
4.88%, 4/16/43	545	349
5.75%, 5/11/47	200	136
Turkiye Ihracat Kredi Bankasi A.S.,
9.38%, 1/31/26 (2)	100	99
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25 (3)	200	181
		1,256
Ukraine – 0.8%
Metinvest B.V.,
7.75%, 10/17/29 (2)	200	116
MHP Lux S.A.,
6.95%, 4/3/26 (3) (11)	200	113
State Agency of Roads of Ukraine,
6.25%, 6/24/28 (3) (7) (9)	200	44
Ukraine Government International Bond,
15.84%, 2/26/25 (UAH)(3) (9)	8,000	168
7.75%, 9/1/26 (3) (9) (11)	150	36
6.88%, 5/21/29 (3) (9) (11)	200	46

FIXED INCOME FUNDS    198    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Ukraine – 0.8%continued
VF Ukraine PAT via VFU Funding PLC,
6.20%, 2/11/25 (3)	$200	$151
		674
United Arab Emirates – 1.4%
Abu Dhabi Government International Bond,
3.13%, 9/30/49 (3)	200	147
2.70%, 9/2/70 (3)	200	122
Abu Dhabi National Energy Co. PJSC,
4.70%, 4/24/33 (2)	200	199
Emirate of Dubai Government International Bonds,
3.90%, 9/9/50 (3)	507	368
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (2)	146	134
International Finance Corp.,
16.00%, 2/21/25 (UZS)	1,000,000	87
Sweihan PV Power Co. PJSC,
3.63%, 1/31/49 (2)	146	118
		1,175
United Kingdom – 0.9%
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (2) (12)	355	355
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.85%), 7/6/27 (2) (10) (12)	200	200
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.58%), 7/6/34 (10) (12)	200	200
		755
Uruguay – 0.5%
Uruguay Government International Bond,
4.38%, 12/15/28 (UYU)	241	17
8.25%, 5/21/31 (UYU)	2,618	64
7.88%, 1/15/33	42	52
5.75%, 10/28/34	52	56
7.63%, 3/21/36	34	42
3.88%, 7/2/40 (UYU)	2,233	79
4.13%, 11/20/45	27	25
5.10%, 6/18/50	29	29
4.98%, 4/20/55	55	54
		418
	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS – 92.0%continued
Uzbekistan – 0.6%
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (3)	$430	$349
Uzauto Motors AJ,
4.85%, 5/4/26 (2)	150	129
		478
Venezuela – 0.9%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20 (3) (9) (11)	1,480	585
9.00%, 11/17/21 (3) (9) (11)	172	6
12.75%, 2/17/22 (3) (9) (11)	92	3
5.38%, 4/12/27 (3) (9) (11)	77	2
9.75%, 5/17/35 (3) (9) (11)	222	8
Venezuela Government International Bond,
7.75%, 10/13/19 (3) (9) (11)	72	4
12.75%, 8/23/22 (3) (9) (11)	151	13
9.00%, 5/7/23 (3) (9) (11)	62	5
8.25%, 10/13/24 (3) (9) (11)	141	12
11.75%, 10/21/26 (3) (9) (11)	632	55
9.25%, 9/15/27 (9) (11)	186	16
9.25%, 5/7/28 (3) (9) (11)	102	9
11.95%, 8/5/31 (3) (9) (11)	1,045	91
		809
Vietnam – 0.5%
Mong Duong Finance Holdings B.V.,
5.13%, 5/7/29 (2)	250	219
Viet Nam Debt & Asset Trading Corp.,
1.00%, 10/10/25 (3)	300	252
		471
Zambia – 0.8%
First Quantum Minerals Ltd.,
7.50%, 4/1/25 (2)	150	150
8.63%, 6/1/31 (2)	300	308
Zambia Government International Bond,
5.38%, 9/20/22 (3) (9) (11)	400	211
		669
Total Foreign Issuer Bonds
(Cost $90,428)		79,863

NORTHERN FUNDS QUARTERLY REPORT     199    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(15) (16)	5,221,107	$5,221
Total Investment Companies
(Cost $5,221)		5,221

Total Investments – 99.0%
(Cost $96,520)		85,936
Other Assets less Liabilities – 1.0%		867
Net Assets – 100.0%		$86,803

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(4)	Step coupon bond. Rate as of June 30, 2023 is disclosed.
(5)	Zero coupon bond.
(6)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)	Issuer has defaulted on terms of debt obligation.
(8)	Perpetual bond. Maturity date represents next call date.
(9)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to approximately $1,791,000 or 2.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Central China Real Estate Ltd., 7.25%, 4/24/23	2/9/23	$109
Central China Real Estate Ltd., 7.75%, 5/24/24	9/14/21	172
Fantasia Holdings Group Co. Ltd., 15.00%, 12/18/21	10/4/21	149
Fantasia Holdings Group Co. Ltd., 7.95%, 7/5/22	11/12/21	104
Fantasia Holdings Group Co. Ltd., 12.25%, 10/18/22	3/15/21	203
Fantasia Holdings Group Co. Ltd., 10.88%, 1/9/23	6/26/20	202
Kaisa Group Holdings Ltd., 8.50%, 6/30/22	8/13/21	197
Kaisa Group Holdings Ltd., 11.95%, 10/22/22	9/23/21	183
Kaisa Group Holdings Ltd., 11.50%, 1/30/23	4/16/20	197
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Lebanon Government International Bond, 6.38%, 3/9/20	11/18/19-2/18/20	$67
Lebanon Government International Bond, 5.80%, 4/14/20	11/20/19-2/19/20	63
Lebanon Government International Bond, 8.25%, 4/12/21	9/12/19-12/5/19	86
Lebanon Government International Bond, 6.10%, 10/4/22	7/4/19-3/6/20	189
Lebanon Government International Bond, 6.00%, 1/27/23	11/26/19	25
Oi S.A., 9/7/24	4/21/23-6/23/23	109
Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199
Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100
Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51
Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30
Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105
Russian Federal Bond - OFZ, 7.25%, 5/10/34	10/7/19-10/9/19	61
Shimao Group Holdings Ltd., 4.75%, 7/3/22	8/11/22	19
Sri Lanka Government International Bond, 6.20%, 5/11/27	4/24/23	104
State Agency of Roads of Ukraine, 6.25%, 6/24/28	6/17/21	200
Ukraine Government International Bond, 15.84%, 2/26/25	6/12/19	303
Ukraine Government International Bond, 7.75%, 9/1/26	1/5/21	165
Ukraine Government International Bond, 6.88%, 5/21/29	6/18/21	206
Venezuela Government International Bond, 7.75%, 10/13/19	6/14/17-8/11/17	42
Venezuela Government International Bond, 12.75%, 8/23/22	4/29/16-7/27/18	49
Venezuela Government International Bond, 9.00%, 5/7/23	6/14/17-8/11/17	29
Venezuela Government International Bond, 8.25%, 10/13/24	6/14/17-8/11/17	63
Venezuela Government International Bond, 11.75%, 10/21/26	3/3/17-11/13/17	333
Venezuela Government International Bond, 9.25%, 9/15/27	11/17/16-11/13/17	84

FIXED INCOME FUNDS    200    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Venezuela Government International Bond, 9.25%, 5/7/28	8/11/17-5/15/18	$31
Venezuela Government International Bond, 11.95%, 8/5/31	3/3/17-7/27/18	480
Yuzhou Group Holdings Co. Ltd., 8.50%, 2/4/23	11/8/21	102
Yuzhou Group Holdings Co. Ltd., 9.95%, 6/8/23	11/17/21	114
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27	4/15/21	165
Zambia Government International Bond, 5.38%, 9/20/22	8/30/19-10/29/20	269
Zhenro Properties Group Ltd., 8.00%, 3/6/23	2/13/23	13

(10)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(11)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(12)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(13)	Century bond maturing in 2110.
(14)	Restricted security.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

1Y – 1 Year

5Y – 5 Year

CIB – Corporate and Investment Bank

CMT – Constant Maturity

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KRW - Korean Won

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand

NORTHERN FUNDS QUARTERLY REPORT     201    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued
At June 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Citibank	United States Dollar	8	Egyptian Pound	259	8/7/23	$—*
Merrill Lynch	United States Dollar	73	Hungarian Forint	29,129	1/12/24	9
Morgan Stanley	Egyptian Pound	434	United States Dollar	12	1/16/24	—*
Subtotal Appreciation						9
Citibank	Egyptian Pound	259	United States Dollar	8	8/7/23	—*
JPMorgan Chase	Euro	223	United States Dollar	242	7/12/23	(3)
Merrill Lynch	Hungarian Forint	29,129	United States Dollar	75	1/12/24	(7)
Morgan Stanley	United States Dollar	13	Egyptian Pound	434	1/16/24	(1)
Standard Chartered Bank	Euro	1,700	United States Dollar	1,857	8/10/23	(2)
Subtotal Depreciation						(13)
Total						$(4)

*	Amount rounds to less than one thousand.
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	61.8%
All other currencies less than 5%	37.2
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2023 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds	$—	$852	$—	$852
Foreign Issuer Bonds:
Brazil	—	2,766	3,009	5,775
All Other Countries(1)	—	74,088	—	74,088
Total Foreign Issuer Bonds	—	76,854	3,009	79,863
Investment Companies	5,221	—	—	5,221
Total Investments	$5,221	$77,706	$3,009	$85,936
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$9	$—	$9
Liabilities
Forward Foreign Currency Exchange Contracts	—	(13)	—	(13)
Total Other Financial Instruments	$—	$(4)	$—	$(4)

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/23 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/23 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/23 (000S)
Foreign Issuer Bonds
Brazil	$—	$—	$—	$31	$281	$—	$2,697	$—	$3,009	$55
FIXED INCOME FUNDS    202    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	BALANCE AS OF 3/31/23 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/23 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/23 (000S)
Total	$—	$—	$—	$31	$281	$—	$2,697	$—	$3,009	$55
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,597	$13,759	$14,135	$57	$5,221	$5,221,107
NORTHERN FUNDS QUARTERLY REPORT     203    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.0%
Oil & Gas Producers – 0.0%
Gulfport Energy Corp.,
10.00%, (100% Cash), 8/3/23(1) (2) (3) (4)	$—	$28
Telecommunications – 0.0%
Digicel Group Holdings Ltd.,
7.00%, 7/19/23(1) (3) (5)	9	1
Total Convertible Bonds
(Cost $5)		29

CORPORATE BONDS – 78.8%
Advertising & Marketing – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
6.25%, 6/15/25 (1)	60	60
5.00%, 8/15/27 (1)	266	242
4.25%, 1/15/29 (1)	174	146
4.63%, 3/15/30 (1)	100	83
		531
Aerospace & Defense – 2.7%
Howmet Aerospace, Inc.,
5.90%, 2/1/27	25	25
5.95%, 2/1/37	100	102
Spirit AeroSystems, Inc.,
7.50%, 4/15/25 (1)	75	74
4.60%, 6/15/28	75	63
9.38%, 11/30/29 (1)	311	333
TransDigm, Inc.,
6.25%, 3/15/26 (1)	1,364	1,357
6.38%, 6/15/26	930	918
7.50%, 3/15/27	100	100
5.50%, 11/15/27	400	377
6.75%, 8/15/28 (1)	702	705
4.63%, 1/15/29	100	89
4.88%, 5/1/29	1,200	1,072
Triumph Group, Inc.,
7.75%, 8/15/25	75	73
9.00%, 3/15/28 (1)	293	299
		5,587
Apparel & Textile Products – 0.2%
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	21
4.13%, 8/15/31 (1)	172	139
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Apparel & Textile Products – 0.2%continued
Hanesbrands, Inc.,
4.88%, 5/15/26 (1)	$24	$23
9.00%, 2/15/31 (1)	146	147
Kontoor Brands, Inc.,
4.13%, 11/15/29 (1)	25	21
Levi Strauss & Co.,
3.50%, 3/1/31 (1)	131	108
		459
Asset Management – 1.5%
AG Issuer LLC,
6.25%, 3/1/28 (1)	75	71
AG TTMT Escrow Issuer LLC,
8.63%, 9/30/27 (1)	25	26
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	96	84
5.00%, 1/15/32 (1)	25	20
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	50	48
6.25%, 5/15/26	209	190
5.25%, 5/15/27	300	259
4.38%, 2/1/29	70	55
NFP Corp.,
4.88%, 8/15/28 (1)	258	231
6.88%, 8/15/28 (1)	2,190	1,901
7.50%, 10/1/30 (1)	25	24
Owl Rock Capital Corp.,
3.75%, 7/22/25	85	79
OWL Rock Core Income Corp.,
7.75%, 9/16/27 (1)	116	115
		3,103
Automotive – 3.7%
Adient Global Holdings Ltd.,
8.25%, 4/15/31 (1)	25	25
Clarios Global L.P.,
6.75%, 5/15/25 (1)	107	107
Clarios Global L.P./Clarios U.S. Finance Co.,
6.25%, 5/15/26 (1)	153	152
8.50%, 5/15/27 (1)	661	662
6.75%, 5/15/28 (1)	201	200

FIXED INCOME FUNDS    204    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Automotive – 3.7%continued
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28 (1)	$25	$23
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1)	1,055	861
Ford Motor Co.,
9.63%, 4/22/30	930	1,082
7.45%, 7/16/31	800	852
3.25%, 2/12/32	241	190
6.10%, 8/19/32	100	97
4.75%, 1/15/43	100	77
5.29%, 12/8/46	300	247
Ford Motor Credit Co. LLC,
4.69%, 6/9/25	200	193
5.13%, 6/16/25	200	194
4.39%, 1/8/26	195	185
6.80%, 5/12/28	408	408
5.11%, 5/3/29	525	487
7.35%, 3/6/30	200	204
4.00%, 11/13/30	200	171
3.63%, 6/17/31	200	164
Goodyear Tire & Rubber (The) Co.,
9.50%, 5/31/25	122	125
5.00%, 7/15/29	107	96
5.25%, 4/30/31	25	22
5.25%, 7/15/31 (1)	100	87
5.63%, 4/30/33	50	43
PM General Purchaser LLC,
9.50%, 10/1/28 (1)	50	49
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	656
Wheel Pros, Inc.,
6.50%, 5/15/29 (1)	25	8
		7,667
Banking – 0.2%
Bank of America Corp.,
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 3/15/28 (5) (6)	75	69
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%), 9.34%, 10/30/23 (5) (7)	25	25
(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (5) (6)	75	64
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Banking – 0.2%continued
JPMorgan Chase & Co.,
(Variable, CME Term SOFR 3M + 3.56%), 6.00%, 11/1/23 (5) (6)	$50	$50
(Variable, CME Term SOFR 3M + 3.59%), 6.13%, 4/30/24 (5) (6)	50	50
(Variable, CME Term SOFR 3M + 3.59%), 6.10%, 10/1/24 (5) (6)	50	50
(Variable, CME Term SOFR 3M + 3.13%), 4.60%, 2/1/25 (5) (6)	25	23
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (5) (6)	125	112
		443
Beverages – 0.0%
Triton Water Holdings, Inc.,
6.25%, 4/1/29(1)	50	43
Biotechnology & Pharmaceuticals – 0.4%
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	175	96
Bausch Health Cos., Inc.,
5.50%, 11/1/25 (1)	50	44
9.00%, 12/15/25 (1)	75	65
6.13%, 2/1/27 (1)	50	32
7.00%, 1/15/28 (1)	25	11
5.00%, 1/30/28 (1)	75	32
7.25%, 5/30/29 (1)	50	21
5.25%, 1/30/30 (1)	75	31
5.25%, 2/15/31 (1)	50	21
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 7/31/27 (1) (8)	125	7
6.00%, 6/30/28 (1) (8)	16	1
Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,
6.13%, 4/1/29 (1) (9)	50	37
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
10.00%, 4/15/25 (1) (8)	50	39
10.00%, 6/15/29 (1)	43	6
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	385	318

NORTHERN FUNDS QUARTERLY REPORT     205    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Biotechnology & Pharmaceuticals – 0.4%continued
P&L Development LLC/PLD Finance Corp.,
7.75%, 11/15/25 (1)	$50	$41
Par Pharmaceutical, Inc.,
7.50%, 4/14/27 (1) (9)	111	82
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	24
3.75%, 4/1/31 (1)	25	21
		929
Cable & Satellite – 2.9%
Cable One, Inc.,
4.00%, 11/15/30 (1)	90	70
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	50	46
6.38%, 9/1/29 (1)	355	334
4.75%, 3/1/30 (1)	351	300
4.50%, 8/15/30 (1)	174	145
4.25%, 2/1/31 (1)	402	325
7.38%, 3/1/31 (1)	330	322
4.75%, 2/1/32 (1)	450	367
4.50%, 5/1/32	175	140
4.50%, 6/1/33 (1)	300	236
4.25%, 1/15/34 (1)	312	236
CSC Holdings LLC,
5.25%, 6/1/24	25	23
11.25%, 5/15/28 (1)	400	388
5.75%, 1/15/30 (1)	275	130
4.13%, 12/1/30 (1)	305	213
4.50%, 11/15/31 (1)	200	139
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	291	263
DISH DBS Corp.,
5.88%, 11/15/24	75	66
5.25%, 12/1/26 (1)	349	280
7.38%, 7/1/28	100	53
5.75%, 12/1/28 (1)	25	19
5.13%, 6/1/29	242	112
DISH Network Corp.,
11.75%, 11/15/27 (1)	300	293
GCI LLC,
4.75%, 10/15/28 (1)	72	61
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Cable & Satellite – 2.9%continued
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 8/15/27 (1)	$50	$47
Radiate Holdco LLC/Radiate Finance, Inc.,
4.50%, 9/15/26 (1)	69	55
6.50%, 9/15/28 (1)	648	378
Sirius XM Radio, Inc.,
3.13%, 9/1/26 (1)	355	318
5.00%, 8/1/27 (1)	292	271
4.00%, 7/15/28 (1)	175	152
5.50%, 7/1/29 (1)	50	45
3.88%, 9/1/31 (1)	200	155
		5,982
Chemicals – 1.3%
Avient Corp.,
5.75%, 5/15/25 (1)	50	49
7.13%, 8/1/30 (1)	125	126
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.,
4.75%, 6/15/27 (1)	150	141
Chemours (The) Co.,
5.38%, 5/15/27	25	24
5.75%, 11/15/28 (1)	111	102
4.63%, 11/15/29 (1)	93	79
Cornerstone Chemical Co.,
10.25%, 9/1/27 (1) (3)	25	22
Element Solutions, Inc.,
3.88%, 9/1/28 (1)	449	392
HB Fuller Co.,
4.25%, 10/15/28	130	116
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1)	200	155
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	153	133
Innophos Holdings, Inc.,
9.38%, 2/15/28 (1)	75	74
Iris Holdings, Inc.,
8.75%, 2/15/26 (1) (3)	25	24
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	25	22

FIXED INCOME FUNDS    206    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Chemicals – 1.3%continued
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	$112	$102
Olin Corp.,
5.63%, 8/1/29	125	120
Olympus Water U.S. Holding Corp.,
6.25%, 10/1/29 (1)	200	145
Polar U.S. Borrower LLC/Schenectady International Group, Inc.,
6.75%, 5/15/26 (1)	75	44
SCIH Salt Holdings, Inc.,
4.88%, 5/1/28 (1)	50	45
6.63%, 5/1/29 (1)	100	84
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	129	103
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25 (1)	125	104
5.13%, 4/1/29 (1)	100	46
Tronox, Inc.,
4.63%, 3/15/29 (1)	100	83
Windsor Holdings III LLC,
6/15/30 (1) (10)	50	50
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	75	70
5.63%, 8/15/29 (1)	363	297
7.38%, 3/1/31 (1)	62	61
		2,813
Commercial Support Services – 1.9%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	91	79
4.88%, 7/15/32 (1)	113	97
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.63%, 7/15/26 (1)	290	275
9.75%, 7/15/27 (1)	338	299
6.00%, 6/1/29 (1)	325	240
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	340	286
4.63%, 6/1/28 (1)	385	326
AMN Healthcare, Inc.,
4.63%, 10/1/27 (1)	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Commercial Support Services – 1.9%continued
4.00%, 4/15/29 (1)	$297	$259
APX Group, Inc.,
6.75%, 2/15/27 (1)	51	50
5.75%, 7/15/29 (1)	217	188
Aramark Services, Inc.,
5.00%, 4/1/25 (1)	140	138
6.38%, 5/1/25 (1)	200	200
5.00%, 2/1/28 (1)	151	142
ASGN, Inc.,
4.63%, 5/15/28 (1)	100	90
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	106	107
Covanta Holding Corp.,
5.00%, 9/1/30	50	42
Korn Ferry,
4.63%, 12/15/27 (1)	73	69
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.,
5.00%, 2/1/26 (1)	115	103
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.25%, 4/15/24 (1)	21	21
5.75%, 4/15/26 (1)	64	63
6.25%, 1/15/28 (1)	211	198
Sotheby's,
7.38%, 10/15/27 (1)	200	180
Sotheby's/Bidfair Holdings, Inc.,
5.88%, 6/1/29 (1)	200	155
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	19
WASH Multifamily Acquisition, Inc.,
5.75%, 4/15/26 (1)	100	93
Waste Pro U.S.A., Inc.,
5.50%, 2/15/26 (1)	278	258
		4,023
Construction Materials – 1.1%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27 (1)	131	124
6.38%, 6/15/30 (1)	133	132
Knife River Corp.,
7.75%, 5/1/31 (1)	25	25
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	94	85

NORTHERN FUNDS QUARTERLY REPORT     207    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Construction Materials – 1.1%continued
9.75%, 7/15/28 (1)	$116	$112
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,290	1,185
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	275	259
Standard Industries, Inc.,
5.00%, 2/15/27 (1)	135	129
4.75%, 1/15/28 (1)	32	30
4.38%, 7/15/30 (1)	202	175
3.38%, 1/15/31 (1)	11	9
Summit Materials LLC/Summit Materials Finance Corp.,
5.25%, 1/15/29 (1)	50	47
		2,312
Consumer Services – 0.2%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	36
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	22
Graham Holdings Co.,
5.75%, 6/1/26 (1)	25	24
PROG Holdings, Inc.,
6.00%, 11/15/29 (1)	25	22
Service Corp. International,
3.38%, 8/15/30	50	42
4.00%, 5/15/31	298	255
		401
Containers & Packaging – 2.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
6.00%, 6/15/27 (1)	420	413
3.25%, 9/1/28 (1)	430	369
4.00%, 9/1/29 (1)	348	276
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](11)	100	97
5.25%, 8/15/27 (1)	200	169
Ball Corp.,
6.88%, 3/15/28	75	77
6.00%, 6/15/29	99	98
3.13%, 9/15/31	166	137
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Containers & Packaging – 2.6%continued
Berry Global, Inc.,
4.88%, 7/15/26 (1)	$50	$48
5.63%, 7/15/27 (1)	25	24
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	154	147
8.75%, 4/15/30 (1)	128	113
Crown Americas LLC,
5.25%, 4/1/30	50	48
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26	77	75
Graphic Packaging International LLC,
3.50%, 3/15/28 (1)	45	40
LABL, Inc.,
6.75%, 7/15/26 (1)	680	668
10.50%, 7/15/27 (1)	50	48
5.88%, 11/1/28 (1)	96	87
9.50%, 11/1/28 (1)	120	122
8.25%, 11/1/29 (1)	25	21
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26 (1)	843	838
9.25%, 4/15/27 (1)	47	43
OI European Group B.V.,
4.75%, 2/15/30 (1)	125	113
Owens-Brockway Glass Container, Inc.,
6.38%, 8/15/25 (1)	50	50
6.63%, 5/13/27 (1)	179	177
7.25%, 5/15/31 (1)	84	85
Sealed Air Corp.,
4.00%, 12/1/27 (1)	100	91
6.13%, 2/1/28 (1)	71	71
5.00%, 4/15/29 (1)	50	47
6.88%, 7/15/33 (1)	25	26
Silgan Holdings, Inc.,
4.13%, 2/1/28	25	23
Trident TPI Holdings, Inc.,
12.75%, 12/31/28 (1)	742	769
TriMas Corp.,
4.13%, 4/15/29 (1)	50	45
		5,455

FIXED INCOME FUNDS    208    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Electric Utilities – 0.9%
Calpine Corp.,
4.50%, 2/15/28 (1)	$30	$27
5.13%, 3/15/28	189	169
4.63%, 2/1/29 (1)	25	21
5.00%, 2/1/31 (1)	100	83
Clearway Energy Operating LLC,
4.75%, 3/15/28 (1)	25	23
3.75%, 1/15/32 (1)	182	148
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/15/26 (5) (6)	149	130
FirstEnergy Transmission LLC,
5.45%, 7/15/44 (1)	127	117
Leeward Renewable Energy Operations LLC,
4.25%, 7/1/29 (1)	25	22
NextEra Energy Operating Partners L.P.,
3.88%, 10/15/26 (1)	50	46
NRG Energy, Inc.,
6.63%, 1/15/27	16	16
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (5) (6)	162	153
3.38%, 2/15/29 (1)	25	20
3.88%, 2/15/32 (1)	50	39
7.00%, 3/15/33 (1)	100	101
Pacific Gas and Electric Co.,
6.10%, 1/15/29	60	59
6.40%, 6/15/33	85	85
6.75%, 1/15/53	45	44
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	71	65
PG&E Corp.,
5.00%, 7/1/28	100	92
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	84	87
TerraForm Power Operating LLC,
5.00%, 1/31/28 (1)	50	46
4.75%, 1/15/30 (1)	50	44
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (5) (6)	204	178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Electric Utilities – 0.9%continued
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	$50	$48
5.00%, 7/31/27 (1)	50	47
		1,910
Electrical Equipment – 0.8%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	132	120
4.13%, 4/15/29 (1)	25	23
Emerald Debt Merger Sub LLC,
6.63%, 12/15/30 (1)	656	650
Sensata Technologies B.V.,
5.63%, 11/1/24 (1)	49	49
5.00%, 10/1/25 (1)	25	24
4.00%, 4/15/29 (1)	310	276
5.88%, 9/1/30 (1)	145	141
Sensata Technologies, Inc.,
4.38%, 2/15/30 (1)	14	12
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	141	127
WESCO Distribution, Inc.,
7.25%, 6/15/28 (1)	177	181
		1,603
Engineering & Construction – 0.2%
Arcosa, Inc.,
4.38%, 4/15/29 (1)	117	105
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	74	67
IEA Energy Services LLC,
6.63%, 8/15/29 (1) (12)	220	211
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	24
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	21
		428
Entertainment Content – 1.2%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	100	51
AMC Networks, Inc.,
4.75%, 8/1/25	50	44
4.25%, 2/15/29	185	99

NORTHERN FUNDS QUARTERLY REPORT     209    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Entertainment Content – 1.2%continued
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26 (1) (8)	$75	$3
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (1)	66	48
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	100	89
Sterling Entertainment Group LLC,
10.25%, 1/15/24 (2) (12)	1,110	1,054
TEGNA, Inc.,
4.63%, 3/15/28	100	88
5.00%, 9/15/29	75	65
Univision Communications, Inc.,
6.63%, 6/1/27 (1)	200	193
4.50%, 5/1/29	175	150
7.38%, 6/30/30 (1)	196	187
Warnermedia Holdings, Inc.,
5.14%, 3/15/52	270	220
5.39%, 3/15/62	120	98
WMG Acquisition Corp.,
3.00%, 2/15/31 (1)	25	20
		2,409
Food – 1.1%
B&G Foods, Inc.,
5.25%, 4/1/25	680	649
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	100	101
Chobani LLC/Chobani Finance Corp., Inc.,
7.50%, 4/15/25 (1)	339	337
4.63%, 11/15/28 (1)	206	187
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	50	49
6.00%, 6/15/30 (1)	202	197
Herbalife Nutrition Ltd./HLF Financing, Inc.,
7.88%, 9/1/25 (1)	75	68
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	18
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	50	48
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Food – 1.1%continued
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	$126	$121
4.13%, 1/31/30 (1)	50	45
4.38%, 1/31/32 (1)	150	134
Nathan's Famous, Inc.,
6.63%, 11/1/25 (1)	26	26
Pilgrim's Pride Corp.,
6.25%, 7/1/33	25	24
Post Holdings, Inc.,
5.75%, 3/1/27 (1)	27	26
5.63%, 1/15/28 (1)	25	24
5.50%, 12/15/29 (1)	175	162
4.63%, 4/15/30 (1)	50	44
4.50%, 9/15/31 (1)	33	28
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	75	60
		2,348
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	36
Glatfelter Corp.,
4.75%, 11/15/29 (1)	25	16
		52
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	25	24
5.75%, 5/20/27	50	46
9.38%, 6/1/28 (1)	66	67
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	150	139
5.88%, 4/1/29 (1)	100	84
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	21
		381
Health Care Facilities & Services – 4.7%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	126	121
5.00%, 4/15/29 (1)	50	46

FIXED INCOME FUNDS    210    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Health Care Facilities & Services – 4.7%continued
AdaptHealth LLC,
6.13%, 8/1/28 (1)	$43	$37
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	162	140
Air Methods Corp.,
8.00%, 5/15/25 (1) (13)	50	—
Cano Health LLC,
6.25%, 10/1/28 (1)	720	450
Catalent Pharma Solutions, Inc.,
3.13%, 2/15/29 (1)	105	85
3.50%, 4/1/30 (1)	20	16
Centene Corp.,
2.63%, 8/1/31	42	33
Charles River Laboratories International, Inc.,
4.25%, 5/1/28 (1)	87	80
3.75%, 3/15/29 (1)	50	44
4.00%, 3/15/31 (1)	25	22
CHS/Community Health Systems, Inc.,
8.00%, 3/15/26 (1)	200	195
5.63%, 3/15/27 (1)	385	339
8.00%, 12/15/27 (1)	121	117
6.00%, 1/15/29 (1)	120	101
6.88%, 4/15/29 (1)	75	47
6.13%, 4/1/30 (1)	125	74
5.25%, 5/15/30 (1)	223	176
4.75%, 2/15/31 (1)	125	95
DaVita, Inc.,
4.63%, 6/1/30 (1)	275	236
3.75%, 2/15/31 (1)	25	20
Encompass Health Corp.,
4.50%, 2/1/28	165	154
4.75%, 2/1/30	75	68
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1)	149	153
HCA, Inc.,
5.88%, 2/15/26	150	150
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	237	209
IQVIA, Inc.,
5.00%, 5/15/27 (1)	215	207
Legacy LifePoint Health LLC,
6.75%, 4/15/25 (1)	110	102
4.38%, 2/15/27 (1)	48	37
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Health Care Facilities & Services – 4.7%continued
LifePoint Health, Inc.,
5.38%, 1/15/29 (1)	$25	$15
ModivCare Escrow Issuer, Inc.,
5.00%, 10/1/29 (1)	50	37
ModivCare, Inc.,
5.88%, 11/15/25 (1)	45	42
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	187	172
3.88%, 11/15/30 (1)	75	64
3.88%, 5/15/32 (1)	210	176
Option Care Health, Inc.,
4.38%, 10/31/29 (1)	1,073	944
Owens & Minor, Inc.,
4.50%, 3/31/29 (1)	75	62
6.63%, 4/1/30 (1)	50	45
Pediatrix Medical Group, Inc.,
5.38%, 2/15/30 (1)	25	23
Prime Healthcare Services, Inc.,
7.25%, 11/1/25 (1)	75	71
RP Escrow Issuer LLC,
5.25%, 12/15/25 (1)	25	18
Select Medical Corp.,
6.25%, 8/15/26 (1)	75	74
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (1)	830	827
10.00%, 4/15/27 (1)	426	436
Tenet Healthcare Corp.,
4.88%, 1/1/26	280	273
6.25%, 2/1/27	175	173
5.13%, 11/1/27	629	601
6.13%, 10/1/28	1,617	1,557
4.25%, 6/1/29	50	45
4.38%, 1/15/30	25	23
6.13%, 6/15/30	143	141
6.75%, 5/15/31 (1)	431	432
6.88%, 11/15/31	25	25
		9,830
Home & Office Products – 0.5%
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/25 (1)	505	467
Newell Brands, Inc.,
4.70%, 4/1/26	200	188
6.38%, 9/15/27	25	24

NORTHERN FUNDS QUARTERLY REPORT     211    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Home & Office Products – 0.5%continued
6.63%, 9/15/29	$50	$48
5.88%, 4/1/36	50	42
6.00%, 4/1/46	25	20
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	39
4.38%, 2/1/32	25	20
SWF Escrow Issuer Corp.,
6.50%, 10/1/29 (1)	121	72
Tempur Sealy International, Inc.,
4.00%, 4/15/29 (1)	143	124
3.88%, 10/15/31 (1)	50	41
		1,085
Home Construction – 0.8%
Adams Homes, Inc.,
7.50%, 2/15/25 (1)	50	49
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.63%, 1/15/28 (1)	50	48
4.63%, 8/1/29 (1)	97	83
4.63%, 4/1/30 (1)	50	43
Beazer Homes U.S.A., Inc.,
6.75%, 3/15/25	50	50
7.25%, 10/15/29	50	49
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	104	98
Century Communities, Inc.,
3.88%, 8/15/29 (1)	25	22
Cornerstone Building Brands, Inc.,
6.13%, 1/15/29 (1)	25	20
Forestar Group, Inc.,
3.85%, 5/15/26 (1)	25	23
5.00%, 3/1/28 (1)	50	46
Griffon Corp.,
5.75%, 3/1/28	100	93
JELD-WEN, Inc.,
6.25%, 5/15/25 (1)	50	50
4.63%, 12/15/25 (1)	40	39
KB Home,
6.88%, 6/15/27	25	25
7.25%, 7/15/30	150	152
4.00%, 6/15/31	25	21
Masonite International Corp.,
5.38%, 2/1/28 (1)	75	71
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Home Construction – 0.8%continued
Meritage Homes Corp.,
6.00%, 6/1/25	$75	$75
3.88%, 4/15/29 (1)	75	66
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1)	25	21
PGT Innovations, Inc.,
4.38%, 10/1/29 (1)	50	47
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	44
4.75%, 4/1/29	25	22
STL Holding Co. LLC,
7.50%, 2/15/26 (1)	50	46
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	85	83
5.75%, 1/15/28 (1)	25	24
Toll Brothers Finance Corp.,
4.88%, 3/15/27	25	24
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	110	104
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	45
		1,583
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30	25	21
4.13%, 4/30/31 (1)	124	102
Coty, Inc.,
5.00%, 4/15/26 (1)	25	24
Edgewell Personal Care Co.,
5.50%, 6/1/28 (1)	75	71
4.13%, 4/1/29 (1)	50	44
Energizer Holdings, Inc.,
6.50%, 12/31/27 (1)	25	24
Spectrum Brands, Inc.,
5.50%, 7/15/30 (1)	25	23
3.88%, 3/15/31 (1)	105	86
		395
Industrial Intermediate Products – 1.2%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	298	304

FIXED INCOME FUNDS    212    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Industrial Intermediate Products – 1.2%continued
9.50%, 1/1/31 (1)	$513	$544
EnPro Industries, Inc.,
5.75%, 10/15/26	82	80
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	123	111
12.25%, 11/15/26 (1)	70	63
Gates Global LLC/Gates Corp.,
6.25%, 1/15/26 (1)	93	92
New Star Metals, Inc.,
8.00%, 1/9/24 (2) (12)	1,298	1,298
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	75	66
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	22
		2,580
Industrial Support Services – 0.8%
Alta Equipment Group, Inc.,
5.63%, 4/15/26 (1)	50	46
APi Group DE, Inc.,
4.13%, 7/15/29 (1)	110	95
4.75%, 10/15/29 (1)	130	117
BCPE Empire Holdings, Inc.,
7.63%, 5/1/27 (1)	208	193
Herc Holdings, Inc.,
5.50%, 7/15/27 (1)	154	148
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	138	123
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29 (1)	50	28
Resideo Funding, Inc.,
4.00%, 9/1/29 (1)	84	70
United Rentals North America, Inc.,
4.88%, 1/15/28	25	24
6.00%, 12/15/29 (1)	480	479
5.25%, 1/15/30	75	72
4.00%, 7/15/30	100	89
3.88%, 2/15/31	100	87
3.75%, 1/15/32	50	42
Williams Scotsman International, Inc.,
6.13%, 6/15/25 (1)	19	19
4.63%, 8/15/28 (1)	88	80
		1,712
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Institutional Financial Services – 0.1%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	$50	$33
3.63%, 10/1/31 (1)	150	89
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (5) (6)	50	47
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	86
		255
Insurance – 2.9%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25 (1)	150	145
4.25%, 2/15/29 (1)	150	129
6.00%, 8/1/29 (1)	30	26
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	311	279
6.75%, 10/15/27 (1)	540	508
6.75%, 4/15/28 (1)	153	152
5.88%, 11/1/29 (1)	342	298
AmWINS Group, Inc.,
4.88%, 6/30/29 (1)	110	99
AssuredPartners, Inc.,
7.00%, 8/15/25 (1)	865	854
5.63%, 1/15/29 (1)	25	22
GTCR AP Finance, Inc.,
8.00%, 5/15/27 (1)	937	918
HUB International Ltd.,
7.00%, 5/1/26 (1)	1,980	1,975
7.25%, 6/15/30 (1)	424	438
NMI Holdings, Inc.,
7.38%, 6/1/25 (1)	100	101
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	120	106
		6,050
Internet Media & Services – 1.5%
ANGI Group LLC,
3.88%, 8/15/28 (1)	82	67
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	22
6.13%, 12/1/28 (1)	620	534

NORTHERN FUNDS QUARTERLY REPORT     213    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Internet Media & Services – 1.5%continued
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	$75	$71
3.50%, 3/1/29 (1)	144	124
Match Group Holdings II LLC,
5.00%, 12/15/27 (1)	50	46
4.63%, 6/1/28 (1)	50	46
5.63%, 2/15/29 (1)	75	70
4.13%, 8/1/30 (1)	50	43
3.63%, 10/1/31 (1)	49	40
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	25	19
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	19
Uber Technologies, Inc.,
7.50%, 5/15/25 (1)	25	25
8.00%, 11/1/26 (1)	285	291
7.50%, 9/15/27 (1)	353	361
6.25%, 1/15/28 (1)	157	156
4.50%, 8/15/29 (1)	1,391	1,280
Ziff Davis, Inc.,
4.63%, 10/15/30 (1)	22	19
		3,233
Leisure Facilities & Services – 7.8%
Affinity Interactive,
6.88%, 12/15/27 (1)	100	88
AMC Entertainment Holdings, Inc.,
10.00%, 6/15/26 (1)	292	209
5.88%, 11/15/26	25	12
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	711	635
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	121	109
Caesars Entertainment, Inc.,
6.25%, 7/1/25 (1)	366	364
8.13%, 7/1/27 (1)	262	268
4.63%, 10/15/29 (1)	402	351
7.00%, 2/15/30 (1)	507	509
Caesars Resort Collection LLC/CRC Finco, Inc.,
5.75%, 7/1/25 (1)	140	142
Carnival Corp.,
7.63%, 3/1/26 (1)	460	451
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Leisure Facilities & Services – 7.8%continued
5.75%, 3/1/27 (1)	$1,005	$925
9.88%, 8/1/27 (1)	196	204
6.65%, 1/15/28	50	46
4.00%, 8/1/28 (1)	90	80
6.00%, 5/1/29 (1)	579	517
10.50%, 6/1/30 (1)	475	504
Carnival Holdings Bermuda Ltd.,
10.38%, 5/1/28 (1)	515	563
Carnival PLC,
7.88%, 6/1/27	125	127
Carrols Restaurant Group, Inc.,
5.88%, 7/1/29 (1)	25	21
CCM Merger, Inc.,
6.38%, 5/1/26 (1)	32	31
CDI Escrow Issuer, Inc.,
5.75%, 4/1/30 (1)	244	227
CEC Entertainment LLC,
6.75%, 5/1/26 (1)	25	24
Cedar Fair L.P.,
5.25%, 7/15/29	25	23
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op,
5.50%, 5/1/25 (1)	99	98
6.50%, 10/1/28	125	122
Churchill Downs, Inc.,
5.50%, 4/1/27 (1)	254	244
4.75%, 1/15/28 (1)	52	48
6.75%, 5/1/31 (1)	113	112
Cinemark U.S.A., Inc.,
5.88%, 3/15/26 (1)	125	119
5.25%, 7/15/28 (1)	225	198
Everi Holdings, Inc.,
5.00%, 7/15/29 (1)	50	44
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	45	40
6.75%, 1/15/30 (1)	95	81
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	125	117
Golden Entertainment, Inc.,
7.63%, 4/15/26 (1)	100	100

FIXED INCOME FUNDS    214    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Leisure Facilities & Services – 7.8%continued
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	$125	$81
Hilton Domestic Operating Co., Inc.,
5.38%, 5/1/25 (1)	75	74
5.75%, 5/1/28 (1)	118	116
3.75%, 5/1/29 (1)	71	63
4.88%, 1/15/30	172	160
4.00%, 5/1/31 (1)	325	282
3.63%, 2/15/32 (1)	100	83
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/1/29 (1)	150	133
4.88%, 7/1/31 (1)	100	84
International Game Technology PLC,
4.13%, 4/15/26 (1)	200	190
IRB Holding Corp.,
7.00%, 6/15/25 (1)	25	25
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	125	112
Life Time, Inc.,
5.75%, 1/15/26 (1)	334	326
8.00%, 4/15/26 (1)	307	303
Lindblad Expeditions Holdings, Inc.,
9.00%, 5/15/28 (1)	62	63
Lindblad Expeditions LLC,
6.75%, 2/15/27 (1)	105	100
Live Nation Entertainment, Inc.,
4.88%, 11/1/24 (1)	65	64
5.63%, 3/15/26 (1)	104	102
6.50%, 5/15/27 (1)	414	416
4.75%, 10/15/27 (1)	247	230
3.75%, 1/15/28 (1)	75	67
MGM Resorts International,
6.75%, 5/1/25	25	25
5.75%, 6/15/25	50	50
5.50%, 4/15/27	83	80
4.75%, 10/15/28	50	45
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	129	114
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Leisure Facilities & Services – 7.8%continued
Mohegan Tribal Gaming Authority,
7.88%, 10/15/24 (1)	$50	$50
8.00%, 2/1/26 (1)	100	96
NCL Corp. Ltd.,
5.88%, 3/15/26 (1)	429	401
8.38%, 2/1/28 (1)	50	52
7.75%, 2/15/29 (1)	25	24
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	132	119
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1)	125	103
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	75	57
5.88%, 9/1/31 (1)	130	96
Raptor Acquisition Corp./Raptor Co-Issuer LLC,
4.88%, 11/1/26 (1)	102	96
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	155	142
5.50%, 8/31/26 (1)	87	82
5.38%, 7/15/27 (1)	150	140
11.63%, 8/15/27 (1)	136	148
7.50%, 10/15/27	75	75
3.70%, 3/15/28	75	65
5.50%, 4/1/28 (1)	312	291
8.25%, 1/15/29 (1)	76	80
9.25%, 1/15/29 (1)	224	239
7.25%, 1/15/30 (1)	25	25
Scientific Games Holdings L.P./Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	150	132
Scientific Games International, Inc.,
8.63%, 7/1/25 (1)	25	26
7.00%, 5/15/28 (1)	231	230
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	175	157
Six Flags Entertainment Corp.,
5.50%, 4/15/27 (1)	25	24
7.25%, 5/15/31 (1)	104	101
Six Flags Theme Parks, Inc.,
7.00%, 7/1/25 (1)	124	125

NORTHERN FUNDS QUARTERLY REPORT     215    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Leisure Facilities & Services – 7.8%continued
Sizzling Platter LLC/Sizzling Platter Finance Corp.,
8.50%, 11/28/25 (1)	$150	$146
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	22
4.63%, 12/1/31 (1)	170	143
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	75	74
4.63%, 3/1/30 (1)	50	42
Viking Cruises Ltd.,
6.25%, 5/15/25 (1)	75	74
5.88%, 9/15/27 (1)	240	221
7.00%, 2/15/29 (1)	25	23
9.13%, 7/15/31 (1)	327	330
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	101	92
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	100	92
Wyndham Hotels & Resorts, Inc.,
4.38%, 8/15/28 (1)	54	49
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (1)	175	172
5.25%, 5/15/27 (1)	50	47
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	293	263
7.13%, 2/15/31 (1)	92	91
Yum! Brands, Inc.,
4.75%, 1/15/30 (1)	25	23
4.63%, 1/31/32	50	45
5.38%, 4/1/32	100	95
		16,361
Leisure Products – 0.2%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	75	60
Mattel, Inc.,
3.38%, 4/1/26 (1)	25	23
5.88%, 12/15/27 (1)	25	25
5.45%, 11/1/41	190	157
Thor Industries, Inc.,
4.00%, 10/15/29 (1)	75	64
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Leisure Products – 0.2%continued
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	$75	$73
		402
Machinery – 0.8%
Amsted Industries, Inc.,
5.63%, 7/1/27 (1)	83	80
GrafTech Finance, Inc.,
4.63%, 12/15/28 (1)	40	33
GrafTech Global Enterprises, Inc.,
9.88%, 12/15/28 (1)	96	95
Madison IAQ LLC,
5.88%, 6/30/29 (1)	745	603
Regal Rexnord Corp.,
6.05%, 2/15/26 (1)	125	125
6.05%, 4/15/28 (1)	272	270
6.30%, 2/15/30 (1)	25	25
6.40%, 4/15/33 (1)	77	77
Terex Corp.,
5.00%, 5/15/29 (1)	170	158
Werner FinCo L.P./Werner FinCo, Inc.,
11.50%, 6/15/28 (1)	50	49
16.50%, 10/15/28 (1) (3) (12)	75	75
		1,590
Medical Equipment & Devices – 0.7%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	139	129
3.88%, 11/1/29 (1)	386	338
Garden Spinco Corp.,
8.63%, 7/20/30 (1)	75	81
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	390	339
5.25%, 10/1/29 (1)	583	506
Teleflex, Inc.,
4.25%, 6/1/28 (1)	43	39
		1,432
Metals & Mining – 1.7%
Arconic Corp.,
6.00%, 5/15/25 (1)	120	121
6.13%, 2/15/28 (1)	85	86
Century Aluminum Co.,
7.50%, 4/1/28 (1)	1,940	1,833

FIXED INCOME FUNDS    216    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Metals & Mining – 1.7%continued
Coeur Mining, Inc.,
5.13%, 2/15/29 (1)	$25	$21
Compass Minerals International, Inc.,
6.75%, 12/1/27 (1)	25	24
Constellium S.E.,
5.88%, 2/15/26 (1)	250	245
3.75%, 4/15/29 (1)	500	425
Freeport-McMoRan, Inc.,
4.38%, 8/1/28	25	24
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	75	66
4.50%, 6/1/31 (1)	174	139
Murray Energy Corp.,
12.00%, 4/15/24 (1) (2) (8) (12)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (8) (12) (13)	1,905	—
Novelis Corp.,
3.25%, 11/15/26 (1)	252	228
4.75%, 1/30/30 (1)	298	265
3.88%, 8/15/31 (1)	201	165
		3,642
Oil & Gas Producers – 7.9%
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 2/15/26 (1)	245	241
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26 (1)	106	107
5.75%, 3/1/27 (1)	197	190
Antero Resources Corp.,
5.38%, 3/1/30 (1)	50	46
Apache Corp.,
4.25%, 1/15/30	50	45
5.10%, 9/1/40	125	102
4.25%, 1/15/44	25	17
5.35%, 7/1/49	201	156
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/1/26 (1)	115	111
9.00%, 11/1/27 (1)	108	134
8.25%, 12/31/28 (1)	219	215
5.88%, 6/30/29 (1)	245	219
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Producers – 7.9%continued
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.63%, 12/15/25 (1)	$25	$25
Buckeye Partners L.P.,
5.60%, 10/15/44	85	61
Callon Petroleum Co.,
8.25%, 7/15/25	16	16
6.38%, 7/1/26	11	11
8.00%, 8/1/28 (1)	296	293
7.50%, 6/15/30 (1)	203	192
Cheniere Energy Partners L.P.,
4.00%, 3/1/31	258	227
3.25%, 1/31/32	39	32
Chesapeake Energy Corp.,
5.50%, 2/1/26 (1)	50	49
6.75%, 4/15/29 (1)	212	210
Chord Energy Corp.,
6.38%, 6/1/26 (1)	25	25
Citgo Holding, Inc.,
9.25%, 8/1/24 (1)	250	250
CITGO Petroleum Corp.,
7.00%, 6/15/25 (1)	75	74
6.38%, 6/15/26 (1)	197	190
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	75	71
8.38%, 7/1/28 (1)	218	220
8.75%, 7/1/31 (1)	161	163
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	77	65
CNX Resources Corp.,
7.25%, 3/14/27 (1)	55	54
6.00%, 1/15/29 (1)	50	46
7.38%, 1/15/31 (1)	92	89
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	139	127
5.88%, 1/15/30 (1)	276	240
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	515	459
Crescent Energy Finance LLC,
7.25%, 5/1/26 (1)	154	145
9.25%, 2/15/28 (1)	70	68

NORTHERN FUNDS QUARTERLY REPORT     217    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Producers – 7.9%continued
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	$15	$15
5.63%, 5/1/27 (1)	65	62
6.00%, 2/1/29 (1)	186	174
8.00%, 4/1/29 (1)	10	10
7.38%, 2/1/31 (1)	101	100
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25 (1)	212	209
5.00%, 5/1/29 (1)	100	94
DCP Midstream Operating L.P.,
6.75%, 9/15/37 (1)	75	80
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	25	25
7.13%, 6/1/28 (1)	50	46
Diamondback Energy, Inc.,
6.25%, 3/15/33	93	96
DT Midstream, Inc.,
4.13%, 6/15/29 (1)	113	99
Earthstone Energy Holdings LLC,
8.00%, 4/15/27 (1)	82	79
9.88%, 7/15/31 (1)	84	83
Energy Transfer L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 9.35%, 7/19/23 (5) (7)	25	22
EnLink Midstream LLC,
5.63%, 1/15/28 (1)	25	24
5.38%, 6/1/29	93	89
6.50%, 9/1/30 (1)	259	259
EnLink Midstream Partners L.P.,
4.85%, 7/15/26	75	72
5.60%, 4/1/44	105	88
5.05%, 4/1/45	25	20
5.45%, 6/1/47	134	110
EQM Midstream Partners L.P.,
4.00%, 8/1/24	25	24
6.00%, 7/1/25 (1)	139	137
4.13%, 12/1/26	115	107
7.50%, 6/1/27 (1)	75	76
6.50%, 7/1/27 (1)	102	101
5.50%, 7/15/28	75	71
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Producers – 7.9%continued
4.50%, 1/15/29 (1)	$75	$67
7.50%, 6/1/30 (1)	25	25
4.75%, 1/15/31 (1)	50	44
6.50%, 7/15/48	25	23
EQT Corp.,
6.13%, 2/1/25	14	14
3.13%, 5/15/26 (1)	25	23
3.90%, 10/1/27	50	46
7.00%, 2/1/30	25	26
FTAI Infra Escrow Holdings LLC,
10.50%, 6/1/27 (1)	26	26
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	100	98
8.00%, 1/15/27	25	24
7.75%, 2/1/28	77	73
8.88%, 4/15/30	99	97
Gulfport Energy Corp.,
8.00%, 5/17/26 (1)	69	69
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	125	124
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	100	94
4.25%, 2/15/30 (1)	95	83
5.50%, 10/15/30 (1)	75	69
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	70	66
5.75%, 2/1/29 (1)	75	68
6.00%, 4/15/30 (1)	52	47
6.00%, 2/1/31 (1)	125	111
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.38%, 4/15/27 (1)	75	74
5.00%, 2/1/28 (1)	25	23
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27 (1)	75	71
8.88%, 7/15/28	141	142
ITT Holdings LLC,
6.50%, 8/1/29 (1)	192	162
Kinetik Holdings L.P.,
5.88%, 6/15/30 (1)	180	171

FIXED INCOME FUNDS    218    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Producers – 7.9%continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26 (1)	$75	$73
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	75	72
Matador Resources Co.,
5.88%, 9/15/26	131	127
6.88%, 4/15/28 (1)	134	133
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26 (1)	50	46
Murphy Oil Corp.,
5.88%, 12/1/27	41	40
6.38%, 7/15/28	50	49
7.05%, 5/1/29	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	46
New Fortress Energy, Inc.,
6.75%, 9/15/25 (1)	145	136
6.50%, 9/30/26 (1)	465	416
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 2/1/26 (1)	360	355
Northern Oil and Gas, Inc.,
8.13%, 3/1/28 (1)	453	444
8.75%, 6/15/31 (1)	129	127
NuStar Logistics L.P.,
5.75%, 10/1/25	135	132
6.00%, 6/1/26	25	24
6.38%, 10/1/30	25	24
Occidental Petroleum Corp.,
8.88%, 7/15/30	25	29
7.50%, 5/1/31	75	82
7.88%, 9/15/31	150	167
6.45%, 9/15/36	10	10
6.20%, 3/15/40	168	166
4.63%, 6/15/45	5	4
6.60%, 3/15/46	50	51
Ovintiv, Inc.,
8.13%, 9/15/30	25	27
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	125	117
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Producers – 7.9%continued
PDC Energy, Inc.,
5.75%, 5/15/26	$10	$10
Permian Resources Operating LLC,
5.38%, 1/15/26 (1)	100	95
7.75%, 2/15/26 (1)	36	36
6.88%, 4/1/27 (1)	84	83
5.88%, 7/1/29 (1)	236	222
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 9.43%, 8/3/23 (5) (7)	175	156
Plains All American Pipeline L.P./PAA Finance Corp.,
5.15%, 6/1/42	36	30
Range Resources Corp.,
8.25%, 1/15/29	75	78
Rockcliff Energy II LLC,
5.50%, 10/15/29 (1)	60	55
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (1)	25	24
4.95%, 7/15/29 (1)	25	23
4.80%, 5/15/30 (1)	25	22
6.88%, 4/15/40 (1)	50	45
SM Energy Co.,
5.63%, 6/1/25	89	87
6.50%, 7/15/28	95	91
Southwestern Energy Co.,
5.70%, 1/23/25	14	14
5.38%, 2/1/29	115	108
4.75%, 2/1/32	50	44
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	75	74
4.50%, 4/30/30	100	87
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/1/25 (1)	28	28
6.00%, 3/1/27 (1)	5	5
6.00%, 12/31/30 (1)	135	119
6.00%, 9/1/31 (1)	50	43
Talos Production, Inc.,
12.00%, 1/15/26	25	26
Tap Rock Resources LLC,
7.00%, 10/1/26 (1)	284	293

NORTHERN FUNDS QUARTERLY REPORT     219    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Producers – 7.9%continued
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.00%, 1/15/32	$68	$59
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	75	74
4.13%, 8/15/31 (1)	109	94
3.88%, 11/1/33 (1)	507	415
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	555	564
8.38%, 6/1/31 (1)	652	657
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	25	21
Western Midstream Operating L.P.,
4.75%, 8/15/28	25	24
6.15%, 4/1/33	20	20
5.45%, 4/1/44	108	91
5.30%, 3/1/48	100	83
5.50%, 8/15/48	25	21
5.50%, 2/1/50	231	189
		16,449
Oil & Gas Services & Equipment – 1.6%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	54	52
6.25%, 4/1/28 (1)	419	393
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	75	71
Global Marine, Inc.,
7.00%, 6/1/28	50	40
Nabors Industries Ltd.,
7.25%, 1/15/26 (1)	95	89
7.50%, 1/15/28 (1)	62	54
Nabors Industries, Inc.,
5.75%, 2/1/25	351	340
7.38%, 5/15/27 (1)	272	259
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	44
Noble Finance II LLC,
8.00%, 4/15/30 (1)	135	137
Solaris Midstream Holdings LLC,
7.63%, 4/1/26 (1)	75	73
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	75	77
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Oil & Gas Services & Equipment – 1.6%continued
Transocean, Inc.,
7.25%, 11/1/25 (1)	$100	$96
7.50%, 1/15/26	136	129
11.50%, 1/30/27 (1)	127	132
8.00%, 2/1/27 (1)	75	68
8.75%, 2/15/30 (1)	381	387
7.50%, 4/15/31	75	59
6.80%, 3/15/38	25	17
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 4/1/26	244	239
6.88%, 9/1/27	82	78
Valaris Ltd.,
8.38%, 4/30/30 (1)	187	188
Weatherford International Ltd.,
6.50%, 9/15/28 (1)	41	41
8.63%, 4/30/30 (1)	304	309
		3,372
Publishing & Broadcasting – 1.2%
Audacy Capital Corp.,
6.75%, 3/31/29 (1)	25	1
Clear Channel Outdoor Holdings, Inc.,
5.13%, 8/15/27 (1)	563	511
7.75%, 4/15/28 (1)	348	273
7.50%, 6/1/29 (1)	251	186
Gray Escrow II, Inc.,
5.38%, 11/15/31 (1)	75	50
Gray Television, Inc.,
4.75%, 10/15/30 (1)	150	102
iHeartCommunications, Inc.,
6.38%, 5/1/26	22	18
8.38%, 5/1/27	75	50
5.25%, 8/15/27 (1)	100	76
Lamar Media Corp.,
4.00%, 2/15/30	75	66
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1)	50	43
News Corp.,
3.88%, 5/15/29 (1)	125	110
5.13%, 2/15/32 (1)	125	114
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	100	93

FIXED INCOME FUNDS    220    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Publishing & Broadcasting – 1.2%continued
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	$705	$497
Scripps Escrow, Inc.,
5.88%, 7/15/27 (1)	25	20
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	50	42
5.50%, 3/1/30 (1)	25	14
4.13%, 12/1/30 (1)	238	156
		2,422
Real Estate Investment Trusts – 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	42	35
Diversified Healthcare Trust,
9.75%, 6/15/25	63	60
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	95	77
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 6/15/26 (1)	149	133
3.75%, 9/15/30 (1)	25	20
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	226	195
Iron Mountain, Inc.,
5.25%, 3/15/28 (1)	50	47
5.00%, 7/15/28 (1)	25	23
7.00%, 2/15/29 (1)	178	178
4.88%, 9/15/29 (1)	50	45
5.25%, 7/15/30 (1)	125	113
4.50%, 2/15/31 (1)	100	86
5.63%, 7/15/32 (1)	42	38
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/1/26	108	96
5.00%, 10/15/27	150	126
4.63%, 8/1/29	245	185
3.50%, 3/15/31	100	69
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
7.50%, 6/1/25 (1)	75	75
5.88%, 10/1/28 (1)	75	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Real Estate Investment Trusts – 2.0%continued
4.88%, 5/15/29 (1)	$75	$65
RHP Hotel Properties L.P./RHP Finance Corp.,
4.75%, 10/15/27	243	226
7.25%, 7/15/28 (1)	99	100
4.50%, 2/15/29 (1)	93	82
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	75	69
4.00%, 9/15/29 (1)	266	223
SBA Communications Corp.,
3.88%, 2/15/27	164	151
3.13%, 2/1/29	159	135
Service Properties Trust,
4.35%, 10/1/24	25	24
7.50%, 9/15/25	25	24
5.25%, 2/15/26	50	45
4.75%, 10/1/26	100	87
4.95%, 10/1/29	200	155
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	25	17
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	307	305
4.75%, 4/15/28 (1)	50	41
6.50%, 2/15/29 (1)	25	18
VICI Properties L.P.,
5.63%, 5/15/52	89	79
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/1/26 (1)	93	87
5.75%, 2/1/27 (1)	50	49
3.75%, 2/15/27 (1)	25	23
4.50%, 1/15/28 (1)	50	46
4.63%, 12/1/29 (1)	338	307
4.13%, 8/15/30 (1)	165	145
XHR L.P.,
6.38%, 8/15/25 (1)	50	49
4.88%, 6/1/29 (1)	50	43
		4,265
Real Estate Owners & Developers – 0.2%
Greystar Real Estate Partners LLC,
5.75%, 12/1/25 (1)	50	49
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	150	134

NORTHERN FUNDS QUARTERLY REPORT     221    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Real Estate Owners & Developers – 0.2%continued
4.13%, 2/1/29 (1)	$50	$41
4.38%, 2/1/31 (1)	82	65
Kennedy-Wilson, Inc.,
4.75%, 2/1/30	25	19
		308
Real Estate Services – 0.2%
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	109	99
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1)	129	96
5.25%, 4/15/30 (1)	242	172
		367
Retail - Consumer Staples – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
3.25%, 3/15/26 (1)	87	80
7.50%, 3/15/26 (1)	25	25
4.63%, 1/15/27 (1)	104	99
5.88%, 2/15/28 (1)	35	34
6.50%, 2/15/28 (1)	190	190
3.50%, 3/15/29 (1)	108	93
4.88%, 2/15/30 (1)	115	106
Arko Corp.,
5.13%, 11/15/29 (1)	25	20
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	100	84
Rite Aid Corp.,
8.00%, 11/15/26 (1)	75	37
SEG Holding LLC/SEG Finance Corp.,
5.63%, 10/15/28 (1)	100	95
		863
Retail - Discretionary – 3.2%
Abercrombie & Fitch Management Co.,
8.75%, 7/15/25 (1)	25	25
American Builders & Contractors Supply Co., Inc.,
4.00%, 1/15/28 (1)	25	23
3.88%, 11/15/29 (1)	96	82
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	22
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Retail - Discretionary – 3.2%continued
4.75%, 3/1/30	$25	$22
5.00%, 2/15/32 (1)	35	30
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	50	48
4.75%, 4/1/28 (1)	100	92
5.38%, 3/1/29 (1)	50	46
Bath & Body Works, Inc.,
9.38%, 7/1/25 (1)	15	16
6.63%, 10/1/30 (1)	150	145
6.75%, 7/1/36	100	90
BCPE Ulysses Intermediate, Inc.,
7.75%, (100% Cash), 4/1/27 (1) (3)	25	22
Beacon Roofing Supply, Inc.,
4.50%, 11/15/26 (1)	25	24
4.13%, 5/15/29 (1)	25	22
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	75	70
4.25%, 2/1/32 (1)	225	196
6.38%, 6/15/32 (1)	75	74
Evergreen Acqco 1 L.P./TVI, Inc.,
9.75%, 4/26/28 (1)	25	26
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	25	21
Gap (The), Inc.,
3.88%, 10/1/31 (1)	25	17
GYP Holdings III Corp.,
4.63%, 5/1/29 (1)	108	95
Hertz (The) Corp.,
5.00%, 12/1/29 (1)	269	222
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	25	22
Kohl's Corp.,
4.63%, 5/1/31	25	17
5.55%, 7/17/45	25	15
LBM Acquisition LLC,
6.25%, 1/15/29 (1)	50	41
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	204	175
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	125	117
3.88%, 6/1/29 (1)	98	85

FIXED INCOME FUNDS    222    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Retail - Discretionary – 3.2%continued
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
7.75%, 2/15/26 (1)	$150	$140
Macy's Retail Holdings LLC,
5.88%, 4/1/29 (1)	50	46
4.50%, 12/15/34	50	36
5.13%, 1/15/42	150	102
Metis Merger Sub LLC,
6.50%, 5/15/29 (1)	175	151
Michaels (The) Cos., Inc.,
7.88%, 5/1/29 (1)	25	17
NMG Holding Co., Inc./Neiman Marcus Group LLC,
7.13%, 4/1/26 (1)	33	31
Nordstrom, Inc.,
4.38%, 4/1/30	25	21
Patrick Industries, Inc.,
7.50%, 10/15/27 (1)	50	48
4.75%, 5/1/29 (1)	75	64
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (1)	250	231
7.75%, 2/15/29 (1)	250	248
QVC, Inc.,
4.45%, 2/15/25	25	22
4.75%, 2/15/27	50	32
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	42
4.88%, 11/15/31 (1)	75	61
Specialty Building Products Holdings LLC/SBP Finance Corp.,
6.38%, 9/30/26 (1)	530	501
SRS Distribution, Inc.,
4.63%, 7/1/28 (1)	683	610
6.13%, 7/1/29 (1)	190	164
6.00%, 12/1/29 (1)	1,146	989
Staples, Inc.,
7.50%, 4/15/26 (1)	226	187
10.75%, 4/15/27 (1)	125	73
Victoria's Secret & Co.,
4.63%, 7/15/29 (1)	50	37
White Cap Buyer LLC,
6.88%, 10/15/28 (1)	915	829
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Retail - Discretionary – 3.2%continued
White Cap Parent LLC,
8.25%, 3/15/26 (1) (3)	$172	$165
		6,749
Semiconductors – 0.4%
Amkor Technology, Inc.,
6.63%, 9/15/27 (1)	25	25
Coherent Corp.,
5.00%, 12/15/29 (1)	196	177
Entegris Escrow Corp.,
4.75%, 4/15/29 (1)	458	425
5.95%, 6/15/30 (1)	70	67
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	100	91
Synaptics, Inc.,
4.00%, 6/15/29 (1)	126	106
		891
Software – 2.7%
Alteryx, Inc.,
8.75%, 3/15/28 (1)	60	59
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	594	500
Black Knight InfoServ LLC,
3.63%, 9/1/28 (1)	90	81
Boxer Parent Co., Inc.,
7.13%, 10/2/25 (1)	101	101
9.13%, 3/1/26 (1)	202	201
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	152	143
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	77	76
Castle U.S. Holding Corp.,
9.50%, 2/15/28 (1)	50	28
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	165	163
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	272	241
4.88%, 7/1/29 (1)	155	138
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	1,027	914
9.00%, 9/30/29 (1)	696	608
Consensus Cloud Solutions, Inc.,
6.00%, 10/15/26 (1)	51	46
6.50%, 10/15/28 (1)	78	67

NORTHERN FUNDS QUARTERLY REPORT     223    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Software – 2.7%continued
CWT Travel Group, Inc.,
8.50%, 11/19/26 (1) (12)	$641	$350
Elastic N.V.,
4.13%, 7/15/29 (1)	122	105
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	50	50
7.13%, 9/30/30 (1)	75	75
GoTo Group, Inc.,
5.50%, 9/1/27 (1)	100	55
McAfee Corp.,
7.38%, 2/15/30 (1)	311	271
MicroStrategy, Inc.,
6.13%, 6/15/28 (1)	95	85
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	355	340
Twilio, Inc.,
3.63%, 3/15/29	22	19
3.88%, 3/15/31	876	729
Veritas U.S., Inc./Veritas Bermuda Ltd.,
7.50%, 9/1/25 (1)	123	100
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	193	166
		5,711
Specialty Finance – 2.2%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (5) (6)	25	18
6.70%, 2/14/33	25	22
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	75	63
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (6)	35	35
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (6)	25	25
Carnelian Point Holdings L.P.,
5.00%, 6/30/28 (1) (3) (12)	5	54
Curo Group Holdings Corp.,
7.50%, 8/1/28 (1)	50	11
Enact Holdings, Inc.,
6.50%, 8/15/25 (1)	194	190
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Specialty Finance – 2.2%continued
FirstCash, Inc.,
4.63%, 9/1/28 (1)	$50	$45
5.63%, 1/1/30 (1)	25	23
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/1/25 (1)	221	218
9.75%, 8/1/27 (1)	112	116
5.50%, 5/1/28 (1)	248	227
Freedom Mortgage Corp.,
7.63%, 5/1/26 (1)	75	69
6.63%, 1/15/27 (1)	100	87
Home Point Capital, Inc.,
5.00%, 2/1/26 (1)	216	194
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	200	164
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	41
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	10	9
4.25%, 2/1/27 (1)	72	62
4.75%, 6/15/29 (1)	25	20
LD Holdings Group LLC,
6.50%, 11/1/25 (1)	25	20
MGIC Investment Corp.,
5.25%, 8/15/28	100	94
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	200	178
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	23
5.50%, 8/15/28 (1)	75	66
5.13%, 12/15/30 (1)	25	20
5.75%, 11/15/31 (1)	85	70
Navient Corp.,
6.13%, 3/25/24	150	149
5.88%, 10/25/24	25	24
6.75%, 6/25/25	200	197
6.75%, 6/15/26	75	72
5.00%, 3/15/27	50	45
5.50%, 3/15/29	218	186
9.38%, 7/25/30	113	112
5.63%, 8/1/33	25	19

FIXED INCOME FUNDS    224    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Specialty Finance – 2.2%continued
OneMain Finance Corp.,
6.13%, 3/15/24	$61	$61
6.88%, 3/15/25	155	153
7.13%, 3/15/26	249	245
3.50%, 1/15/27	117	100
6.63%, 1/15/28	75	71
9.00%, 1/15/29	25	25
5.38%, 11/15/29	49	42
4.00%, 9/15/30	25	19
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	40
5.75%, 9/15/31 (1)	100	81
PRA Group, Inc.,
8.38%, 2/1/28 (1)	50	45
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25 (1)	50	44
Radian Group, Inc.,
4.50%, 10/1/24	75	73
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	170	150
3.88%, 3/1/31 (1)	75	61
4.00%, 10/15/33 (1)	150	117
SLM Corp.,
3.13%, 11/2/26	222	192
Starwood Property Trust, Inc.,
3.75%, 12/31/24 (1)	84	79
Synchrony Financial,
7.25%, 2/2/33	50	45
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	23
5.50%, 4/15/29 (1)	50	43
World Acceptance Corp.,
7.00%, 11/1/26 (1)	25	22
		4,699
Steel – 2.8%
ATI, Inc.,
5.88%, 12/1/27	741	717
4.88%, 10/1/29	140	126
5.13%, 10/1/31	111	99
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	1,553	1,534
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Steel – 2.8%continued
Carpenter Technology Corp.,
6.38%, 7/15/28	$100	$98
7.63%, 3/15/30	143	145
Cleveland-Cliffs, Inc.,
6.75%, 3/15/26 (1)	295	298
5.88%, 6/1/27	75	73
4.63%, 3/1/29 (1)	25	23
6.75%, 4/15/30 (1)	50	48
4.88%, 3/1/31 (1)	50	44
Commercial Metals Co.,
4.13%, 1/15/30	25	22
4.38%, 3/15/32	25	22
Specialty Steel Supply, Inc.,
11.00%, 11/15/26 (1) (2) (12)	2,670	2,670
TMS International Corp.,
6.25%, 4/15/29 (1)	25	21
		5,940
Technology Hardware – 1.8%
CDW LLC/CDW Finance Corp.,
3.25%, 2/15/29	100	86
Ciena Corp.,
4.00%, 1/31/30 (1)	50	44
CommScope Technologies LLC,
6.00%, 6/15/25 (1)	214	199
5.00%, 3/15/27 (1)	25	17
CommScope, Inc.,
6.00%, 3/1/26 (1)	50	47
8.25%, 3/1/27 (1)	225	180
7.13%, 7/1/28 (1)	125	89
4.75%, 9/1/29 (1)	250	197
Diebold Nixdorf, Inc.,
9.38%, 7/15/25 (1) (9)	25	5
8.50%, 10/15/26 (1) (3) (9) (13)	25	—
Imola Merger Corp.,
4.75%, 5/15/29 (1)	507	441
Likewize Corp.,
9.75%, 10/15/25 (1)	25	24
NCR Corp.,
5.75%, 9/1/27 (1)	75	75
5.00%, 10/1/28 (1)	50	45
5.13%, 4/15/29 (1)	100	88
6.13%, 9/1/29 (1)	214	214

NORTHERN FUNDS QUARTERLY REPORT     225    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Technology Hardware – 1.8%continued
Seagate HDD Cayman,
8.25%, 12/15/29 (1)	$91	$95
4.13%, 1/15/31	105	86
8.50%, 7/15/31 (1)	114	120
9.63%, 12/1/32 (1)	148	163
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	75	64
Viasat, Inc.,
5.63%, 9/15/25 (1)	751	728
6.50%, 7/15/28 (1)	600	508
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	77	65
Xerox Holdings Corp.,
5.00%, 8/15/25 (1)	50	47
5.50%, 8/15/28 (1)	50	42
		3,669
Technology Services – 2.2%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	155
Ahead DB Holdings LLC,
6.63%, 5/1/28 (1)	114	93
Block, Inc.,
2.75%, 6/1/26	150	137
3.50%, 6/1/31	359	297
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	227	183
Dun & Bradstreet (The) Corp.,
5.00%, 12/15/29 (1)	1,311	1,156
Exela Intermediate LLC/Exela Finance, Inc.,
11.50%, 7/15/26 (1) (8)	98	9
Fair Isaac Corp.,
5.25%, 5/15/26 (1)	65	63
4.00%, 6/15/28 (1)	25	23
Gartner, Inc.,
4.50%, 7/1/28 (1)	46	43
Global Payments, Inc.,
5.40%, 8/15/32	186	181
5.95%, 8/15/52	43	41
KBR, Inc.,
4.75%, 9/30/28 (1)	89	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Technology Services – 2.2%continued
MPH Acquisition Holdings LLC,
5.50%, 9/1/28 (1)	$50	$43
5.75%, 11/1/28 (1)	100	75
MSCI, Inc.,
4.00%, 11/15/29 (1)	150	136
3.63%, 9/1/30 (1)	100	86
3.63%, 11/1/31 (1)	50	43
3.25%, 8/15/33 (1)	75	60
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	273	251
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1)	50	39
Presidio Holdings, Inc.,
4.88%, 2/1/27 (1)	87	82
8.25%, 2/1/28 (1)	490	466
Sabre GLBL, Inc.,
9.25%, 4/15/25 (1)	16	15
7.38%, 9/1/25 (1)	33	29
Science Applications International Corp.,
4.88%, 4/1/28 (1)	135	126
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
4.63%, 11/1/26 (1)	133	125
Vericast Corp.,
11.00%, 9/15/26 (1)	51	53
Verscend Escrow Corp.,
9.75%, 8/15/26 (1)	493	494
		4,585
Telecommunications – 1.3%
Cogent Communications Group, Inc.,
7.00%, 6/15/27 (1)	75	73
Embarq Corp.,
8.00%, 6/1/36	50	30
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	110	101
5.00%, 5/1/28 (1)	166	143
6.75%, 5/1/29 (1)	75	58
5.88%, 11/1/29	15	11
6.00%, 1/15/30 (1)	75	55
8.75%, 5/15/30 (1)	470	460
8.63%, 3/15/31 (1)	25	24

FIXED INCOME FUNDS    226    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Telecommunications – 1.3%continued
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	$50	$47
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24 (2) (12)	75	—
Level 3 Financing, Inc.,
3.40%, 3/1/27 (1)	236	200
4.63%, 9/15/27 (1)	50	35
4.25%, 7/1/28 (1)	125	81
3.63%, 1/15/29 (1)	100	60
3.75%, 7/15/29 (1)	100	60
10.50%, 5/15/30 (1)	295	299
Lumen Technologies, Inc.,
4.00%, 2/15/27 (1)	290	216
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
4.75%, 4/30/27 (1)	151	133
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	50	49
Zayo Group Holdings, Inc.,
4.00%, 3/1/27 (1)	680	480
6.13%, 3/1/28 (1)	267	167
		2,782
Transportation & Logistics – 1.0%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	50	50
American Airlines, Inc.,
11.75%, 7/15/25 (1)	492	539
7.25%, 2/15/28 (1)	71	71
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	211	209
5.75%, 4/20/29 (1)	303	294
Delta Air Lines, Inc.,
7.38%, 1/15/26	25	26
4.38%, 4/19/28	25	23
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	25	21
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
5.75%, 1/20/26 (1)	101	96
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27 (1)	170	171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Transportation & Logistics – 1.0%continued
Rand Parent LLC,
8.50%, 2/15/30 (1)	$25	$23
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25 (1)	30	30
8.00%, 9/20/25 (1)	80	81
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 10/15/27	18	18
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	30	29
United Airlines, Inc.,
4.38%, 4/15/26 (1)	196	186
4.63%, 4/15/29 (1)	210	191
Western Global Airlines LLC,
10.38%, 8/15/25 (1) (13)	50	—
XPO, Inc.,
6.25%, 6/1/28 (1)	61	60
7.13%, 6/1/31 (1)	25	25
		2,143
Transportation Equipment – 0.1%
Allison Transmission, Inc.,
4.75%, 10/1/27	25	23
3.75%, 1/30/31 (1)	25	21
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	100	101
Wabash National Corp.,
4.50%, 10/15/28 (1)	115	100
		245
Wholesale - Consumer Staples – 0.3%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	19
Performance Food Group, Inc.,
5.50%, 10/15/27 (1)	50	48
4.25%, 8/1/29 (1)	180	160
U.S. Foods, Inc.,
6.25%, 4/15/25 (1)	180	180
4.75%, 2/15/29 (1)	236	216
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	25	21
		644

NORTHERN FUNDS QUARTERLY REPORT     227    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.8% continued
Wholesale - Discretionary – 0.0%
OPENLANE, Inc.,
5.13%, 6/1/25(1)	$14	$14
Total Corporate Bonds
(Cost $173,836)		165,147

FOREIGN ISSUER BONDS – 9.6%
Aerospace & Defense – 0.8%
Bombardier, Inc.,
7.50%, 3/15/25 (1)	20	20
7.13%, 6/15/26 (1)	455	452
7.88%, 4/15/27 (1)	265	264
6.00%, 2/15/28 (1)	253	239
7.50%, 2/1/29 (1)	223	221
F-Brasile S.p.A./F-Brasile U.S. LLC,
7.38%, 8/15/26 (1)	200	181
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	208	203
		1,580
Automotive – 0.1%
Jaguar Land Rover Automotive PLC,
7.75%, 10/15/25(1)	200	201
Banking – 0.1%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (5) (6)	200	136
Intesa Sanpaolo S.p.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%), 4.20%, 6/1/32 (1) (6)	200	149
		285
Beverages – 0.0%
Primo Water Holdings, Inc.,
4.38%, 4/30/29(1)	125	107
Biotechnology & Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	277	248
Cable & Satellite – 0.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1)	200	160
5.75%, 8/15/29 (1)	323	250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Cable & Satellite – 0.4%continued
UPC Broadband Finco B.V.,
4.88%, 7/15/31 (1)	$200	$165
Videotron Ltd.,
5.13%, 4/15/27 (1)	50	48
3.63%, 6/15/29 (1)	50	43
Ziggo B.V.,
4.88%, 1/15/30 (1)	200	166
		832
Chemicals – 0.0%
Methanex Corp.,
5.13%, 10/15/27	25	23
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	25	22
4.25%, 5/15/29 (1)	25	21
		66
Commercial Support Services – 0.4%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	211	193
9.50%, 11/1/27 (1)	16	15
7.75%, 2/15/28 (1)	103	102
6.00%, 6/1/29 (1)	75	61
GFL Environmental, Inc.,
4.25%, 6/1/25 (1)	4	4
3.75%, 8/1/25 (1)	45	43
5.13%, 12/15/26 (1)	165	159
3.50%, 9/1/28 (1)	14	13
4.75%, 6/15/29 (1)	221	202
		792
Containers & Packaging – 0.6%
ARD Finance S.A.,
6.50%, (100% Cash), 6/30/27 (1) (3)	400	324
Intelligent Packaging Holdco Issuer L.P.,
9.00%, (100% Cash), 1/15/26 (1) (3)	25	19
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
6.00%, 9/15/28 (1)	595	505
Trivium Packaging Finance B.V.,
5.50%, 8/15/26 (1)	35	34
8.50%, 8/15/27 (1)	345	332
		1,214

FIXED INCOME FUNDS    228    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Electric Utilities – 0.1%
TransAlta Corp.,
7.75%, 11/15/29	$145	$149
Electrical Equipment – 0.2%
TK Elevator Holdco GmbH,
7.63%, 7/15/28 (1)	200	181
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	185
		366
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
5.13%, 2/1/29	50	39
Gas & Water Utilities – 0.0%
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29(1)	50	44
Home Construction – 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1)	151	121
4.88%, 2/15/30 (1)	25	19
Empire Communities Corp.,
7.00%, 12/15/25 (1)	25	24
Mattamy Group Corp.,
5.25%, 12/15/27 (1)	40	37
4.63%, 3/1/30 (1)	140	121
		322
Household Products – 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
7.00%, 12/31/27(1)	25	22
Industrial Support Services – 0.0%
Ritchie Bros. Holdings, Inc.,
6.75%, 3/15/28 (1)	69	69
7.75%, 3/15/31 (1)	25	26
		95
Insurance – 0.4%
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1) (12)	675	689
10.50%, 12/15/30 (1) (12)	69	69
		758
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Leisure Facilities & Services – 0.6%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28 (1)	$50	$46
4.00%, 10/15/30 (1)	425	364
Melco Resorts Finance Ltd.,
4.88%, 6/6/25 (1)	200	191
Merlin Entertainments Ltd.,
5.75%, 6/15/26 (1)	200	193
MGM China Holdings Ltd.,
5.38%, 5/15/24 (1)	200	197
Wynn Macau Ltd.,
5.50%, 10/1/27 (1)	200	178
5.63%, 8/26/28 (1)	200	174
		1,343
Machinery – 0.9%
Husky III Holding Ltd.,
13.00%, 2/15/25 (1) (3)	160	146
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26 (1)	1,825	1,656
		1,802
Metals & Mining – 1.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	1,710	1,638
FMG Resources Pty. Ltd., Series 2006,
5.88%, 4/15/30 (1)	100	95
4.38%, 4/1/31 (1)	150	128
6.13%, 4/15/32 (1)	100	95
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	23
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	19
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	50	50
8.50%, 5/1/30 (1)	75	75
New Gold, Inc.,
7.50%, 7/15/27 (1)	154	144
		2,317
Oil & Gas Producers – 1.0%
Athabasca Oil Corp.,
9.75%, 11/1/26 (1)	84	88

NORTHERN FUNDS QUARTERLY REPORT     229    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Oil & Gas Producers – 1.0%continued
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	$210	$205
eG Global Finance PLC,
6.75%, 2/7/25 (1)	400	389
Energean Israel Finance Ltd.,
5.38%, 3/30/28	25	23
5.88%, 3/30/31	25	22
Ithaca Energy North Sea PLC,
9.00%, 7/15/26 (1)	200	186
Leviathan Bond Ltd.,
6.13%, 6/30/25	25	25
6.50%, 6/30/27	25	24
OGX Austria GmbH,
8.50%, 6/1/18 (1) (2) (8) (12)	2,420	—
8.38%, 4/1/22 (1) (2) (8) (12)	1,800	—
Parkland Corp.,
5.88%, 7/15/27 (1)	50	48
4.50%, 10/1/29 (1)	200	174
4.63%, 5/1/30 (1)	50	43
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	739
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	46
		2,012
Oil & Gas Services & Equipment – 0.3%
Enerflex Ltd.,
9.00%, 10/15/27 (1)	115	112
Ensign Drilling, Inc.,
9.25%, 4/15/24 (1)	75	73
Precision Drilling Corp.,
7.13%, 1/15/26 (1)	75	74
6.88%, 1/15/29 (1)	25	23
Shelf Drilling Holdings Ltd.,
8.88%, 11/15/24 (1)	25	25
8.25%, 2/15/25 (1)	250	233
Shelf Drilling North Sea Holdings Ltd.,
10.25%, 10/31/25 (1)	25	25
		565
Software – 0.3%
Open Text Corp.,
6.90%, 12/1/27 (1)	252	257
3.88%, 2/15/28 (1)	75	66
3.88%, 12/1/29 (1)	50	42
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Software – 0.3%continued
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	$150	$127
4.13%, 12/1/31 (1)	125	102
		594
Specialty Finance – 0.2%
GGAM Finance Ltd.,
7.75%, 5/15/26 (1)	11	11
8.00%, 6/15/28 (1)	11	11
Global Aircraft Leasing Co. Ltd.,
6.50%, 9/15/24 (1) (3)	318	291
Macquarie Airfinance Holdings Ltd.,
8.38%, 5/1/28 (1)	53	54
		367
Technology Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	179
Telecommunications – 1.6%
Altice France Holding S.A.,
10.50%, 5/15/27 (1)	200	121
6.00%, 2/15/28 (1)	560	273
Altice France S.A.,
8.13%, 2/1/27 (1)	200	173
5.50%, 1/15/28 (1)	370	279
5.13%, 7/15/29 (1)	315	224
5.50%, 10/15/29 (1)	200	143
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
6.75%, 10/1/26 (1)	900	874
Digicel Group Holdings Ltd.,
8.00%, (100% Cash), 4/1/25 (1) (3)	50	21
Iliad Holding SASU,
6.50%, 10/15/26 (1)	237	224
7.00%, 10/15/28 (1)	130	120
Telecom Italia Capital S.A.,
6.38%, 11/15/33	171	145
6.00%, 9/30/34	75	61
7.20%, 7/18/36	41	35
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	25	15
4.88%, 6/1/27 (1)	50	30
6.50%, 10/15/27 (1)	25	10
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	162

FIXED INCOME FUNDS    230    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Telecommunications – 1.6%continued
4.75%, 7/15/31 (1)	$400	$333
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (6)	125	128
		3,371
Transportation & Logistics – 0.2%
Air Canada,
3.88%, 8/15/26 (1)	150	139
Seaspan Corp.,
5.50%, 8/1/29 (1)	75	59
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	83	75
6.38%, 2/1/30 (1)	106	85
		358
Total Foreign Issuer Bonds
(Cost $25,264)		20,028

TERM LOANS – 4.8% (7)
Biotechnology & Pharmaceuticals – 0.0%
Amneal Pharmaceuticals LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.72%, 5/4/25	17	17
Bausch + Lomb Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 8.59%, 5/10/27	64	62
		79
Cable & Satellite – 0.1%
DIRECTV Financing LLC, Closing Date Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.00%, 0.75% Floor), 10.22%, 8/2/27	254	247
Chemicals – 0.1%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 2.50%), 8.04%, 5/7/25	22	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Chemicals – 0.1%continued
Discovery Purchaser Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.38%, 0.50% Floor), 9.62%, 10/4/29	$175	$167
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 9.60%, 3/29/28 (14)	56	55
Nouryon Finance B.V., Extended Dollar Term Loan,
4/3/28 (15)	60	59
		302
Consumer Services – 0.0%
Raptor Acquisition Corp., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 9.52%, 11/1/26	25	25
Containers & Packaging – 0.0%
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.74%, 9/15/28	64	63
Electrical Equipment – 0.1%
Indicor LLC, Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.74%, 11/22/29	98	97
Engineering & Construction – 0.3%
Brand Industrial Services, Inc., Initial Term Loan,
6/21/24 (15)	25	25
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 9.40%, 6/21/24	440	434
(Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 9.47%, 6/21/24	103	101
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 9.79%, 6/21/24	3	3
		563

NORTHERN FUNDS QUARTERLY REPORT     231    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.89%, 2/10/27	$48	$41
Diamond Sports Group LLC, Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.50%, 8/24/26	48	2
		43
Health Care Facilities & Services – 0.1%
Fortrea Holdings, Inc., Term Loan B,
6/12/30 (15)	26	26
Gainwell Acquisition Corp., Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.34%, 10/1/27	127	124
LifePoint Health, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.75%), 9.02%, 11/16/25	58	54
		204
Home & Office Products – 0.1%
Hunter Douglas Holding B.V., Tranche B-1 Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.67%, 2/26/29	84	79
SWF Holdings I Corp., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.75% Floor), 9.22%, 10/6/28	128	103
		182
Industrial Support Services – 0.0%
PECF USS Intermediate Holding III Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 0.50% Floor), 9.52%, 12/15/28	60	49
Institutional Financial Services – 0.0%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan,
(Floating, ICE LIBOR USD 3M + 6.75%, 0.75% Floor), 12.29%, 4/7/28	88	81
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Insurance – 0.9%
Asurion LLC, New B-11 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.47%, 8/19/28	$588	$558
Asurion LLC, New B-4 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.25%), 10.47%, 1/20/29	1,500	1,255
		1,813
Internet Media & Services – 0.1%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.75% Floor), 8.79%, 2/10/28	25	23
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 9.35%, 5/3/28	160	153
		176
Leisure Facilities & Services – 0.1%
Fertitta Entertainment LLC, Initial B Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.10%, 1/27/29	111	109
Scientific Games Holdings L.P., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.50%, 0.50% Floor), 8.42%, 4/4/29	74	73
UFC Holdings LLC, Term B-3 Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 8.05%, 4/29/26	64	64
		246
Machinery – 0.2%
Husky Injection Molding Systems Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%), 8.73%, 3/28/25	290	283
Madison IAQ LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 0.50% Floor), 8.30%, 6/21/28	44	43

FIXED INCOME FUNDS    232    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Machinery – 0.2%continued
SPX Flow, Inc., Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 0.50% Floor), 9.70%, 4/5/29	$80	$79
		405
Medical Equipment & Devices – 0.0%
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.50% Floor), 7.45%, 11/8/27	8	8
Oil & Gas Producers – 0.1%
Freeport LNG investments LLLP, Initial Term B Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.50% Floor), 8.75%, 12/21/28	98	96
Parker Drilling Co., Initial Loan,
(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 11.00%, 3/26/24 (3) (12)	16	16
		112
Publishing & Broadcasting – 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan,
8/21/26 (15)	29	27
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.81%, 8/21/26	24	23
(Floating, ICE CME Term SOFR USD 3M + 3.50%), 8.75%, 8/21/26	402	383
		433
Retail - Discretionary – 0.1%
Staples, Inc., 2019 Refinancing New Term B-1 Loan,
(Floating, ICE LIBOR USD 3M + 5.00%), 10.30%, 4/16/26	71	61
White Cap Supply Holdings LLC, Initial Closing Date Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.85%, 10/19/27	85	84
		145
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Software – 1.5%
Ascend Learning LLC, Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.70%, 12/11/28	$27	$25
athenahealth Group, Inc., Initial Delayed Draw Term Loan,
2/15/29 (15) (16)	63	61
athenahealth Group, Inc., Initial Term Loan,
2/15/29 (15)	8	8
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.59%, 2/15/29	502	483
Banff Guarantor, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 5.50%), 10.72%, 2/27/26 (12)	162	157
Cloud Software Group, Inc., Dollar Term B Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.84%, 3/30/29	201	187
Cloud Software Group, Inc., Term A Loan,
(Floating, ICE CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 9.84%, 9/29/28	50	47
Cloudera, Inc., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.95%, 10/8/28	63	61
(Floating, ICE CME Term SOFR USD 1M + 6.00%), 11.20%, 10/8/29 (12)	147	132
Magenta Buyer LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 0.75% Floor), 10.03%, 7/27/28	280	210
(Floating, ICE LIBOR USD 3M + 8.25%, 0.75% Floor), 13.53%, 7/27/29	100	65
McAfee Corp., Tranche B-1 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.01%, 3/1/29	255	243

NORTHERN FUNDS QUARTERLY REPORT     233    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Software – 1.5%continued
Polaris Newco LLC, Dollar Term Loan,
(Floating, ICE LIBOR USD 3M + 4.00%, 0.50% Floor), 9.54%, 6/2/28	$39	$36
Quartz Acquireco LLC, Term Loan,
4/14/23 (15)	38	38
RealPage, Inc., Initial Loan,
(Floating, ICE CME Term SOFR USD 1M + 6.50%, 0.75% Floor), 11.72%, 4/23/29	317	306
Sophia L.P., Term Loan B,
(Floating, ICE LIBOR USD 3M + 3.50%, 0.50% Floor), 9.04%, 10/7/27	207	205
UKG, Inc., 2021 Incremental Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.25%), 10.27%, 5/3/27	841	813
		3,077
Technology Services – 0.4%
CoreLogic, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.50%, 0.50% Floor), 8.75%, 6/2/28	30	27
Peraton Corp., Term B Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 8.95%, 2/1/28	243	238
Peraton Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 3M + 7.75%, 0.75% Floor), 12.98%, 2/1/29	191	185
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.72%, 12/17/27	5	4
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.72%, 12/17/27	8	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Technology Services – 0.4%continued
Verscend Holding Corp., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.22%, 8/27/25	$399	$398
		859
Telecommunications – 0.2%
Consolidated Communications, Inc., Term B-1 Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.72%, 10/2/27	50	44
Intelsat Jackson Holdings S.A., Term B Loan,
2/1/29 (15)	21	21
(Floating, ICE CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 9.44%, 2/1/29	111	111
Numericable U.S. LLC, USD TLB-14 Loan,
(Floating, ICE CME Term SOFR USD 3M + 5.50%), 10.49%, 8/15/28	46	41
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.22%, 3/9/27	188	147
		364
Transportation & Logistics – 0.2%
AAdvantage Loyality IP Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 0.75% Floor), 10.00%, 4/20/28	252	257
Apple Bidco LLC, Amendment No. 1 Term Loan,
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.10%, 9/22/28	43	43
Brown Group Holding LLC, Incremental Term B-2 Facility,
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.80%, 7/2/29	22	22
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 8.85%, 7/2/29	1	1

FIXED INCOME FUNDS    234    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.8% (7)continued
Transportation & Logistics – 0.2%continued
(Floating, ICE CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 9.01%, 7/2/29	$8	$8
SkyMiles IP Ltd., Initial Term Loan,
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 8.80%, 10/20/27	80	83
		414
Total Term Loans
(Cost $10,229)		9,987

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.5%
Chemicals – 0.1%
Element Solutions, Inc.	2,344	$45
Utex Industries, Inc.(2) (12) *	2,200	210
		255
Construction Materials – 0.0%
Hardwood Holdings LLC(2) *	187	13
Distributors – 0.5%
ATD New Holdings, Inc.(12) *	22,076	1,021
Energy Equipment & Services – 0.0%
Nine Energy Service, Inc.*	250	1
Parker Drilling Co.*	265	3
		4
Financial Services – 0.0%
Block, Inc.*	203	13
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B	182	25
Ground Transportation – 0.0%
Uber Technologies, Inc.*	697	30
Hotels, Restaurants & Leisure – 0.1%
Carnival Corp.*	2,937	55
CWT Travel Group, Inc.(12) *	15,685	65
		120
IT Services – 0.0%
Twilio, Inc., Class A*	108	7
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.5%continued
Metals & Mining – 1.6%
Constellium S.E.*	7,501	$129
Real Alloy Parent, Inc.(2) (12)	48	3,159
		3,288
Oil, Gas & Consumable Fuels – 0.1%
Athabasca Oil Corp.*	11,232	24
Bruin Blocker LLC(2) (12) *	9,827	1
Chaparral Energy, Inc.(2) (12) *	2,378	109
Cloud Peak Energy, Inc.(2) *	20	—
Superior Energy Services(2) (12) *	1,213	83
		217
Pharmaceuticals – 0.0%
Catalent, Inc.*	914	40
Professional Services – 0.0%
Skillsoft Corp.*	36,863	45
Software – 0.0%
Informatica, Inc., Class A*	2,799	52
Specialty Finance – 0.1%
Carnelian Point Holdings L.P.(2) (12) *	50	67
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(2) (12) *	1,199	26
Total Common Stocks
(Cost $3,945)		5,224

MASTER LIMITED PARTNERSHIPS – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Summit Midstream Partners L.P.*	4,025	65
Total Master Limited Partnerships
(Cost $117)		65

PREFERRED STOCKS – 0.0%
Hotels, Restaurants & Leisure – 0.0%
CWT Travel Holdings, Inc. Co.(12) *	784	49
Oil, Gas & Consumable Fuels – 0.0%
Global Partners L.P./MA, 9.5	1,375	35
Total Preferred Stocks
(Cost $103)		84

NORTHERN FUNDS QUARTERLY REPORT     235    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS – 0.0%
Wireless Telecommunication Services – 0.0%
Intelsat Jackson Holdings S.A.(2) *	248	$1
Total Rights
(Cost $—)		1

OTHER – 0.0%
Basic Energy Services, Inc.(12) (13) *	25,000	—
Escrow Appvion, Inc.(2) (12) *	225,000	—
Escrow Cloud Peak Energy, Inc.(2) (12) *	250,000	—
Escrow GenOn Energy, Inc.(2) (12) *	25,000	—
Escrow Gulfport Energy Operating Corp.(12) (13) *	150,000	—
Escrow Hertz (The) Corp.(1) (12) *	125,000	4
Escrow Washington Mutual Bank(2) (12) *	250,000	2
Intelsat Jackson Holdings S.A.(1) (2) (12) *	50,000	—
RP Escrow Issuer LLC(1) (2) (12) (13) *	1,100,000	—
Total Other
(Cost $112)		6

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.1%
California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	$1
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00(2) (12) *	2,018	—
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69(2) (12) *	2,124	—
Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	69
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(2) (12) *	5,500	82
Total Warrants
(Cost $18)		152

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(17) (18)	5,602,603	$5,603
Total Investment Companies
(Cost $5,603)		5,603

Total Investments – 98.5%
(Cost $219,232)		206,326
Other Assets less Liabilities – 1.5%		3,194
NET ASSETS – 100.0%		$209,520

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Principal amount is less than one thousand.
(5)	Perpetual bond. Maturity date represents next call date.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(7)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(11)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(12)	Restricted security that has been deemed illiquid. At June 30, 2023, the value of these restricted illiquid securities amounted to approximately $11,653,000 or 5.6% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
ATD New Holdings, Inc., 0.00%	1/9/19	$470
Banff Guarantor, Inc., Initial Term Loan, 10.72%, 2/27/26	3/1/23	160
Basic Energy Services, Inc., 0.00%	9/25/18	2
Bruin Blocker LLC, 0.00%	9/29/20	220
Carnelian Point Holdings L.P., 0.00%	9/21/22	115
Carnelian Point Holdings L.P., 5.00%, 6/30/28	7/5/22-4/10/23	53

FIXED INCOME FUNDS    236    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Chaparral Energy, Inc., 0.00%	1/8/19-7/11/22	$123
Cloudera, Inc., Initial Term Loan, 11.20%, 10/8/29	2/27/23	133
CWT Travel Group, Inc., 0.00%	11/19/21	246
CWT Travel Group, Inc., 8.50%, 11/19/26	11/19/21-8/3/22	625
CWT Travel Holdings, Inc. Co., 0.00%	1/30/23	68
CWT Travel Holdings, Inc., Class A, Exp. 11/19/26, Strike $57.00, 0.00%	11/19/21	—
CWT Travel Holdings, Inc., Class B, Exp. 11/19/28, Strike $67.69, 0.00%	11/19/21	—
Escrow Appvion, Inc., 0.00%	8/24/18	—
Escrow Cloud Peak Energy, Inc., 0.00%	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc., 0.00%	12/19/18	—
Escrow Gulfport Energy Operating Corp., 0.00%,	5/18/21	—
Escrow Hertz (The) Corp., 0.00%	7/1/21	—
Escrow Washington Mutual Bank, 0.00%	10/11/17	—
IEA Energy Services LLC, 6.63%, 8/15/29	8/6/21	217
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24	3/21/22	—
Intelsat Jackson Holdings S.A., 0.00%	3/21/22	—
Intelsat S.A./Luxembourg, 0.00%	6/6/19-2/6/20	106
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30	3/2/23-6/1/23	674
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	2/27/23	71
Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
New Star Metals, Inc., 8.00%, 1/9/24	7/23/18-12/30/22	$1,287
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733
OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497
OGX Austria GmbH, 8.50%, 6/1/18	5/26/11-4/17/13	2,265
Parker Drilling Co., Initial Loan, 11.00%, 3/26/24	3/28/19-4/1/23	1
Real Alloy Parent, Inc., 0.00%	5/31/18	1,738
RP Escrow Issuer LLC, 0.00%	12/18/20	—
Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670
Sterling Entertainment Group LLC, 10.25%, 1/15/24	12/27/17	1,108
Superior Energy Services, 0.00%	9/19/17-2/1/21	75
Utex Industries, Inc., 0.00%	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00, 0.00%	12/3/20	—
Werner FinCo L.P./Werner FinCo, Inc., 16.50%, 10/15/28	6/23/17	75

(13)	Value rounds to less than one thousand.
(14)	Restricted security.
(15)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date.
(16)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(18)	7-day current yield as of June 30, 2023 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

NORTHERN FUNDS QUARTERLY REPORT     237    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

7Y - 7 Year

CDI - CREST Depository Interest

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PIK - Payment In-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor's

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	Euro	89	United States Dollar	98	9/20/23	$—*
Subtotal Appreciation						—
Total						$—

*	Amount rounds to less than one thousand.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
10-Year U.S. Treasury Note	11	$1,235	Long	9/23	$(13)
E-Mini S&P 500	(3)	(673)	Short	9/23	(11)
Total					$(24)
At June 30, 2023, the Fund’s investments were denominated in the following currencies:
CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	98.4%
All other currencies less than 5%	0.1
Total Investments	98.5
Other Assets less Liabilities	1.5
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    238    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds:
Oil & Gas Producers	$—	$—	$28	$28
Telecommunications	—	1	—	1
Total Convertible Bonds	—	1	28	29
Corporate Bonds:
Entertainment Content	—	1,355	1,054	2,409
Industrial Intermediate Products	—	1,282	1,298	2,580
Steel	—	3,270	2,670	5,940
All Other Industries(1)	—	154,218	—	154,218
Total Corporate Bonds	—	160,125	5,022	165,147
Foreign Issuer Bonds(1)	—	20,028	—	20,028
Term Loans(1)	—	9,987	—	9,987
Common Stocks:
Chemicals	45	—	210	255
Construction Materials	—	—	13	13
Distributors	—	1,021	—	1,021
Hotels, Restaurants & Leisure	55	65	—	120
Metals & Mining	129	—	3,159	3,288
Oil, Gas & Consumable Fuels	24	—	193	217
Specialty Finance	—	—	67	67
Wireless Telecommunication Services	—	—	26	26
All Other Industries(1)	217	—	—	217
Total Common Stocks	470	1,086	3,668	5,224
Master Limited Partnerships	65	—	—	65
Preferred Stocks:
Hotels, Restaurants & Leisure	—	49	—	49
Oil, Gas & Consumable Fuels	35	—	—	35
Tota Preferred Stocks	35	49	—	84
Rights	—	—	1	1
Other	—	4	2	6
Warrants	1	69	82	152
Investment Companies	5,603	—	—	5,603
Total Investments	$6,174	$191,349	$8,803	$206,326
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$—*	$—	$—*
Liabilities
Futures Contracts	(24)	—	—	(24)
Total Other Financial Instruments	$(24)	$—	$—	$(24)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT     239    FIXED INCOME FUNDS

Schedule of Investments
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/23 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 6/30/23 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/23 (000S)
Convertible Bonds
Oil & Gas Producers	$19	$—	$—	$9	$—	$—	$—	$—	$28	$9
Corporate Bonds
Entertainment Content	1,074	1	—	(21)	—	—	—	—	1,054	(21)
Industrial Intermediate Products	1,292	5	—	1	—	—	—	—	1,298	1
Steel	2,670	—	—	—	—	—	—	—	2,670	—
Common Stocks
Chemicals	218	—	—	(8)	—	—	—	—	210	(8)
Construction Materials	16	—	—	(3)	—	—	—	—	13	(3)
Metals & Mining	4,026	—	—	(867)	—	—	—	—	3,159	(867)
Oil, Gas & Consumable Fuels	180	—	—	13	—	—	—	—	193	13
Specialty Finance	60	—	—	7	—	—	—	—	67	7
Wireless Telecommunication Services	29	—	—	(3)	—	—	—	—	26	(3)
Rights	2	—	—	(1)	—	—	—	—	1	(1)
Other	15	—	12	(13)	—	(12)	—	—	2	(13)
Warrants	103	—	—	(21)	—	—	—	—	82	(21)
Total	$9,704	$6	$12	$(907)	$—	$(12)	$—	$—	$8,803	$(907)
Securities valued at $262 included in the Balance as of 6/30/23 above were valued using evaluated prices provided by a third party provider.  Securities valued at $8,541 included in the Balance as of 6/30/23 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
FIXED INCOME FUNDS    240    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	FAIR VALUE AT 06/30/23 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,022	Market Approach	Yield(1)	5.9% - 13.0% (7.7%)
Common Stocks	$3,369	Discounted Cash Flow / Market Approach	Discount Rate / EBITDA Multiple(2)	13.8% / 3.7x
	67	Market Approach	EBITDA Multiple(2)	10.7x
	1	Income Approach	Estimated Recovery Value(3)	Not Applicable
Other	$—	Market Approach	Discount Rate / Estimated Recovery Value(3)	Not Applicable
Warrants	$82	Market Approach	Estimated Recovery Value(3)	Not Applicable

(1)	The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.
(2)	The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.
(3)	The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$11,170	$40,648	$46,215	$96	$5,603	$5,602,603
NORTHERN FUNDS QUARTERLY REPORT     241    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 3.9%
Automobile – 0.1%
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3
4.51%, 11/15/27	$410	$403
Credit Card – 3.0%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	1,900	1,800
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	2,100	2,027
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,741
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,223
		9,791
Other – 0.8%
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	2,760	2,635
Total Asset-Backed Securities
(Cost $13,469)		12,829

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.4%
Non Agency – 3.4%
Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	665	638
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	3,856
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	403	402
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 2/15/48	4,415	4,194
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%continued
Non Agency – 3.4%continued
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6
3.64%, 1/15/59	$2,225	$2,078
		11,168
Total Commercial Mortgage-Backed Securities
(Cost $12,229)		11,168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 23.8%
Aerospace & Defense – 0.1%
Howmet Aerospace, Inc.,
5.13%, 10/1/24	$172	$170
Asset Management – 0.7%
FS KKR Capital Corp.,
1.65%, 10/12/24	980	911
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	310	296
OWL Rock Core Income Corp.,
5.50%, 3/21/25	1,200	1,155
		2,362
Automotive – 1.2%
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	570	541
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	242
General Motors Financial Co., Inc.,
3.50%, 11/7/24	1,050	1,015
Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.64%), 6.15%, 3/8/24 (1) (2)	1,300	1,290
Toyota Motor Credit Corp.,
4.40%, 9/20/24	990	978
		4,066
Banking – 1.3%
Citigroup, Inc.,
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,148
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (3)	30	26

FIXED INCOME FUNDS    242    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Banking – 1.3%continued
Fifth Third Bancorp,
2.38%, 1/28/25	$265	$248
First-Citizens Bank & Trust Co.,
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 9/27/25 (3)	450	426
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.58%), 5.70%, 6/23/25 (2)	500	498
(Variable, CME Term SOFR 3M + 0.70%), 1.04%, 2/4/27 (3)	60	53
Truist Financial Corp.,
(Variable, U.S. SOFR + 1.46%), 4.26%, 7/28/26 (3)	1,000	961
Wells Fargo & Co.,
(Variable, U.S. SOFR + 0.51%), 0.81%, 5/19/25 (3)	380	362
(Floating, U.S. SOFR + 1.32%), 6.38%, 4/25/26 (2)	700	705
		4,427
Chemicals – 0.4%
Avery Dennison Corp.,
0.85%, 8/15/24	730	689
Sherwin-Williams (The) Co.,
4.05%, 8/8/24	400	393
Westlake Corp.,
0.88%, 8/15/24	400	378
		1,460
Commercial Support Services – 0.5%
Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,621
Containers & Packaging – 0.3%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,122
E-Commerce Discretionary – 0.4%
eBay, Inc.,
1.90%, 3/11/25	1,300	1,221
Electric Utilities – 1.5%
Ameren Corp.,
2.50%, 9/15/24	420	402
American Electric Power Co., Inc.,
1.00%, 11/1/25	675	609
Black Hills Corp.,
1.04%, 8/23/24	1,020	964
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Electric Utilities – 1.5%continued
Calpine Corp.,
4.50%, 2/15/28 (1)	$300	$272
DTE Energy Co.,
1.05%, 6/1/25	1,660	1,520
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	1,400	1,365
		5,132
Electrical Equipment – 0.7%
Amphenol Corp.,
2.05%, 3/1/25	780	736
Keysight Technologies, Inc.,
4.55%, 10/30/24	850	836
Otis Worldwide Corp.,
2.06%, 4/5/25	815	768
		2,340
Entertainment Content – 0.0%
Take-Two Interactive Software, Inc.,
3.55%, 4/14/25	160	154
Finance Companies – 0.3%
Blackstone Private Credit Fund,
7.05%, 9/29/25	900	898
Food – 0.8%
Hershey (The) Co.,
0.90%, 6/1/25	590	543
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30 (1)	600	576
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	211
Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	1,300	1,230
		2,560
Health Care Facilities & Services – 1.3%
Catalent Pharma Solutions, Inc.,
5.00%, 7/15/27 (1)	460	422
Cigna Group (The),
1.25%, 3/15/26	580	521
CVS Health Corp.,
2.63%, 8/15/24	1,200	1,160
Elevance Health, Inc.,
2.38%, 1/15/25	1,180	1,122

NORTHERN FUNDS QUARTERLY REPORT     243    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Health Care Facilities & Services – 1.3%continued
UnitedHealth Group, Inc.,
2.38%, 8/15/24	$1,170	$1,131
		4,356
Home Construction – 0.3%
D.R. Horton, Inc.,
2.50%, 10/15/24	750	717
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	370	340
		1,057
Household Products – 0.9%
Colgate-Palmolive Co.,
4.80%, 3/2/26	570	572
Haleon UK Capital PLC,
3.13%, 3/24/25	1,500	1,433
Kenvue, Inc.,
5.35%, 3/22/26 (1)	1,080	1,089
		3,094
Industrial Support Services – 0.2%
WW Grainger, Inc.,
1.85%, 2/15/25	650	617
Institutional Financial Services – 0.5%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	401
Goldman Sachs Group (The), Inc.,
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	10	9
Morgan Stanley,
3.70%, 10/23/24	1,000	976
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	222
		1,608
Insurance – 2.2%
Brown & Brown, Inc.,
4.20%, 9/15/24	500	488
Corebridge Financial, Inc.,
3.50%, 4/4/25	300	286
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 5.61%, 9/13/24 (1) (2)	2,400	2,352
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, 100% Cash, 10/15/25 (1) (4)	621	572
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Insurance – 2.2%continued
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	$850	$789
New York Life Global Funding,
(Floating, U.S. SOFR Compounded Index + 0.33%), 5.36%, 1/14/25 (1) (2)	1,300	1,294
Principal Life Global Funding II,
2.25%, 11/21/24 (1)	930	882
Protective Life Global Funding,
0.78%, 7/5/24 (1)	500	476
		7,139
Leisure Facilities & Services – 1.0%
Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,428
1/30/27 (5)	1,900	1,895
		3,323
Machinery – 0.3%
CNH Industrial Capital LLC,
3.95%, 5/23/25	460	445
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	400	404
		849
Medical Equipment & Devices – 0.8%
Baxter International, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 5.55%, 11/29/24 (2)	540	535
DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	840	804
GE HealthCare Technologies, Inc.,
5.55%, 11/15/24	1,300	1,294
		2,633
Oil & Gas Producers – 1.5%
Continental Resources, Inc.,
2.27%, 11/15/26 (1)	100	89
EQT Corp.,
6.13%, 2/1/25	1,100	1,094
ONEOK, Inc.,
2.20%, 9/15/25	500	463
Phillips 66,
3.85%, 4/9/25	1,900	1,847
Pioneer Natural Resources Co.,
1.13%, 1/15/26	1,160	1,044

FIXED INCOME FUNDS    244    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Oil & Gas Producers – 1.5%continued
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 9.43%, 8/3/23 (2) (6)	$525	$467
		5,004
Real Estate Investment Trusts – 1.1%
American Tower Corp.,
2.40%, 3/15/25	945	890
1.30%, 9/15/25	940	851
Equinix, Inc.,
2.63%, 11/18/24	975	931
Healthpeak OP LLC,
3.25%, 7/15/26	50	47
Simon Property Group L.P.,
2.00%, 9/13/24	870	830
		3,549
Retail - Consumer Staples – 0.0%
Dollar General Corp.,
4.25%, 9/20/24	170	167
Retail - Discretionary – 0.7%
Home Depot (The), Inc.,
4.00%, 9/15/25	1,260	1,236
Lowe's Cos., Inc.,
4.40%, 9/8/25	990	970
		2,206
Semiconductors – 0.4%
Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 5.37%, 10/1/24 (2)	200	200
Intel Corp.,
4.88%, 2/10/26	65	65
Microchip Technology, Inc.,
0.98%, 9/1/24	920	869
Texas Instruments, Inc.,
4.70%, 11/18/24	210	209
		1,343
Software – 0.7%
Oracle Corp.,
2.95%, 11/15/24	2,000	1,931
Roper Technologies, Inc.,
2.35%, 9/15/24	470	451
		2,382
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Specialty Finance – 1.5%
Air Lease Corp.,
0.80%, 8/18/24	$980	$923
Ally Financial, Inc.,
3.88%, 5/21/24	1,000	977
American Express Co.,
2.50%, 7/30/24	540	522
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	980
Synchrony Financial,
4.88%, 6/13/25	870	826
7.25%, 2/2/33	695	626
		4,854
Steel – 0.1%
Nucor Corp.,
3.95%, 5/23/25	410	397
Technology Services – 0.9%
Fidelity National Information Services, Inc.,
4.50%, 7/15/25	340	332
Fiserv, Inc.,
2.75%, 7/1/24	260	252
Global Payments, Inc.,
1.50%, 11/15/24	240	226
2.65%, 2/15/25	500	474
International Business Machines Corp.,
4.00%, 7/27/25	985	963
PayPal Holdings, Inc.,
2.40%, 10/1/24	660	634
		2,881
Telecommunications – 0.7%
T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,634
Verizon Communications, Inc.,
0.85%, 11/20/25	790	713
		2,347
Transportation & Logistics – 0.1%
United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	329	314

NORTHERN FUNDS QUARTERLY REPORT     245    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.8% continued
Wholesale - Consumer Staples – 0.4%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	$1,310	$1,205
Total Corporate Bonds
(Cost $82,863)		78,858

FOREIGN ISSUER BONDS – 13.8%
Asset Management – 0.7%
UBS A.G.,
0.70%, 8/9/24 (1)	400	377
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	1,000	996
(Variable, U.S. SOFR + 3.34%), 6.37%, 7/15/26 (1) (3)	1,000	994
		2,367
Automotive – 0.1%
Kia Corp.,
2.38%, 2/14/25(1)	410	389
Banking – 8.0%
ANZ New Zealand International Ltd.,
(Floating, U.S. SOFR + 0.60%), 5.71%, 2/18/25 (1) (2)	810	808
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/8/25	250	249
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.74%, 9/15/26 (2)	100	99
Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,101
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	290
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24 (3)	685	668
BNP Paribas S.A.,
4.25%, 10/15/24	1,000	973
(Variable, ICE LIBOR USD 3M + 1.11%), 2.82%, 11/19/25 (1) (3)	1,110	1,058
BPCE S.A.,
1.00%, 1/20/26 (1)	490	436
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Banking – 8.0%continued
Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	$1,950	$1,783
Credit Agricole S.A.,
3.25%, 10/4/24 (1)	800	770
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (3)	565	564
Deutsche Bank A.G.,
0.96%, 11/8/23	560	549
Federation des Caisses Desjardins du Quebec,
2.05%, 2/10/25 (1)	1,500	1,408
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (3)	930	911
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	1,490	1,479
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (3)	1,110	1,045
Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	949
Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	968
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,370
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 6.12%, 9/8/24 (2)	1,500	1,501
National Bank of Canada,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,175
NatWest Markets PLC,
0.80%, 8/12/24 (1)	1,400	1,318
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.96%), 6.07%, 6/6/25 (1) (2)	800	802
Royal Bank of Canada,
1.15%, 6/10/25	550	508

FIXED INCOME FUNDS    246    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Banking – 8.0%continued
Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	$900	$845
Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,000	946
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (3)	900	899
Sumitomo Mitsui Financial Group, Inc.,
2.45%, 9/27/24	1,200	1,149
		26,621
Electric Utilities – 0.5%
Drax Finco PLC,
6.63%, 11/1/25 (1)	1,200	1,180
Enel Finance International N.V.,
4.25%, 6/15/25 (1)	400	388
		1,568
Governmental Banks – 0.5%
Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,754
Industrial Support Services – 0.3%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	1,050	1,046
Institutional Financial Services – 0.6%
Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 5.55%, 9/16/24(1) (2)	1,900	1,892
Local – 0.3%
Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	975
Oil & Gas Producers – 0.2%
Enbridge, Inc.,
2.50%, 1/15/25	510	485
Sovereign Agencies – 0.3%
Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	997
Specialty Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	960
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	930
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.8% continued
Specialty Finance – 0.6%continued
goeasy Ltd.,
4.38%, 5/1/26 (1)	$160	$146
		2,036
Supranationals – 0.9%
European Investment Bank,
0.38%, 7/24/24	3,000	2,847
Transportation & Logistics – 0.8%
Air Canada,
3.88%, 8/15/26 (1)	320	296
Canadian Pacific Railway Co.,
1.35%, 12/2/24	2,550	2,396
		2,692
Total Foreign Issuer Bonds
(Cost $47,733)		45,669

U.S. GOVERNMENT AGENCIES – 8.6% (7)
Fannie Mae – 2.9%
Pool #555649,
7.50%, 10/1/32	7	7
Pool #AD0915,
5.50%, 12/1/38	17	18
Pool #AI3471,
5.00%, 6/1/41	53	53
Pool #BA6574,
3.00%, 1/1/31	518	494
Pool #BC0266,
3.50%, 2/1/31	464	444
Pool #BC1465,
2.50%, 7/1/31	299	277
Pool #BE0514,
2.50%, 11/1/31	890	824
Pool #BM1239,
3.50%, 2/1/32	495	474
Pool #BM4485,
3.00%, 9/1/30	879	841
Pool #BM5017,
3.00%, 3/1/30	472	449
Pool #BM5525,
4.00%, 3/1/31	122	119
Pool #BM5708,
3.00%, 12/1/29	68	65
Pool #FM1534,
4.50%, 9/1/49	730	715

NORTHERN FUNDS QUARTERLY REPORT     247    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.6% (7)continued
Fannie Mae – 2.9%continued
Pool #FM1773,
3.00%, 12/1/31	$416	$396
Pool #FM1849,
3.50%, 12/1/33	464	445
Pool #FM1852,
3.00%, 7/1/33	582	554
Pool #FM1897,
3.00%, 9/1/32	444	422
Pool #FM3308,
3.00%, 4/1/32	1,338	1,274
Pool #FS2701,
2.50%, 2/1/35	849	790
Pool #FS4618,
4.50%, 2/1/51	798	776
Pool #MA3090,
3.00%, 8/1/32	221	208
		9,645
Freddie Mac – 5.3%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	364	346
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.13% Cap), 4.17%, 10/1/37(2)	52	52
Pool #RA8880,
4/1/53(5)	878	876
Pool #SB0084,
3.00%, 2/1/32	1,416	1,346
Pool #SB0093,
2.50%, 12/1/31	2,685	2,490
Pool #SB0215,
3.00%, 2/1/32	490	466
Pool #SB0216,
3.00%, 12/1/32	904	851
Pool #SB0329,
3.00%, 9/1/32	1,092	1,040
Pool #SD1360,
7/1/52(5)	915	912
Pool #SD1959,
6.50%, 12/1/52	868	890
Pool #SD2342,
5.00%, 12/1/44	981	986
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.6% (7)continued
Freddie Mac – 5.3%continued
Pool #SD2665,
4/1/53(5)	$882	$898
Pool #SD2922,
5.00%, 5/1/53	994	975
Pool #SD2999,
5.50%, 6/1/53	996	992
Pool #SD3133,
6/1/53(5)	800	785
Pool #SD3136,
6/1/53(5)	800	797
Pool #SD3174,
6/1/53(5)	800	798
Pool #ZA2807,
2.50%, 2/1/28	72	69
Pool #ZK9070,
3.00%, 11/1/32	454	427
Pool #ZS6689,
2.50%, 4/1/28	224	212
Pool #ZS8598,
3.00%, 2/1/31	601	565
Pool #ZS8675,
2.50%, 11/1/32	926	856
		17,629
Freddie Mac Gold – 0.3%
Pool #A92650,
5.50%, 6/1/40	33	34
Pool #E04360,
2.50%, 4/1/28	267	253
Pool #G18641,
3.00%, 4/1/32	169	160
Pool #G18647,
3.00%, 6/1/32	408	384
		831
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	405	363
Total U.S. Government Agencies
(Cost $30,179)		28,468

FIXED INCOME FUNDS    248    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 43.2%
U.S. Treasury Notes – 43.2%
4.50%, 11/30/24	$60,800	$60,154
4.00%, 2/15/26	84,197	82,905
		143,059
Total U.S. Government Obligations
(Cost $145,002)		143,059

MUNICIPAL BONDS – 0.6%
Florida – 0.4%
Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,015
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	456
		1,471
New York – 0.2%
New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	629
Total Municipal Bonds
(Cost $2,240)		2,100

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(8) (9)	6,455,138	$6,455
Total Investment Companies
(Cost $6,455)		6,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.80%, 10/26/23(10) (11)	$330	$325
Total Short-Term Investments
(Cost $325)		325

Total Investments – 99.4%
(Cost $340,495)		328,931
Other Assets less Liabilities – 0.6%		2,092
NET ASSETS – 100.0%		$331,023

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2023 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

NORTHERN FUNDS QUARTERLY REPORT     249    FIXED INCOME FUNDS

Schedule of Investments
SHORT BOND FUND continued	June 30, 2023 (UNAUDITED)
LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2023, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
2-Year U.S. Treasury Note	257	$52,259	Long	9/23	$(708)
5-Year U.S. Treasury Note	(185)	(19,812)	Short	9/23	387
Total					$(321)
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	3.9%
Commercial Mortgage-Backed Securities	3.4%
Corporate Bonds	23.8%
Foreign Issuer Bonds	13.8%
U.S. Government Agencies	8.6%
U.S. Government Obligations	43.2%
Municipal Bonds	0.6%
Investment Companies	2.0%
Security Type(1)	% of Net Assets
Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$12,829	$—	$12,829
Commercial Mortgage-Backed Securities	—	11,168	—	11,168
Corporate Bonds(1)	—	78,858	—	78,858
Foreign Issuer Bonds(1)	—	45,669	—	45,669
U.S. Government Agencies(1)	—	28,468	—	28,468
U.S. Government Obligations	—	143,059	—	143,059
Municipal Bonds(1)	—	2,100	—	2,100
Investment Companies	6,455	—	—	6,455
Short-Term Investments	—	325	—	325
Total Investments	$6,455	$322,476	$—	$328,931
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$387	$—	$—	$387
Liabilities
Futures Contracts	(708)	—	—	(708)
Total Other Financial Instruments	$(321)	$—	$—	$(321)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,288	$42,241	$37,074	$44	$6,455	$6,455,138
FIXED INCOME FUNDS    250    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 9.9%
Aerospace & Defense – 0.2%
Boeing (The) Co.,
1.43%, 2/4/24	$5,000	$4,867
Asset Management – 0.4%
FS KKR Capital Corp.,
1.65%, 10/12/24	10,000	9,298
Automotive – 0.5%
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.62%), 5.65%, 10/15/24 (1)	2,000	1,986
Hyundai Capital America,
1.25%, 9/18/23 (2)	5,000	4,952
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (2)	4,500	4,192
		11,130
Banking – 2.3%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.29%), 5.08%, 1/20/27 (3)	10,000	9,847
Citizens Bank N.A.,
(Variable, U.S. SOFR + 1.40%), 4.12%, 5/23/25 (3)	5,000	4,735
Huntington National Bank (The),
(Variable, U.S. SOFR + 1.21%), 4.01%, 5/16/25 (3)	5,000	4,806
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.98%), 3.85%, 6/14/25 (3)	5,000	4,890
(Floating, U.S. SOFR + 0.77%), 5.88%, 9/22/27 (1)	11,400	11,311
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,164
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR Compounded Index + 1.38%), 4.26%, 6/9/25 (3)	9,500	9,118
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 5.51%, 6/9/25 (1)	5,000	4,839
		50,710
Electric Utilities – 0.3%
Black Hills Corp.,
1.04%, 8/23/24	5,700	5,384
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 9.9% continued
Insurance – 3.9%
Athene Global Funding,
1.20%, 10/13/23 (2)	$15,000	$14,761
0.95%, 1/8/24 (2)	20,700	20,086
Corebridge Financial, Inc.,
3.50%, 4/4/25	10,000	9,527
Jackson Financial, Inc.,
1.13%, 11/22/23	9,540	9,366
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 5.42%, 9/27/24 (1) (2)	5,000	4,992
New York Life Global Funding,
0.90%, 10/29/24 (2)	8,600	8,078
(Floating, U.S. SOFR + 0.48%), 5.59%, 6/9/26 (1) (2)	10,000	9,876
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	8,816
		85,502
Medical Equipment & Devices – 0.6%
Baxter International, Inc.,
1.32%, 11/29/24	5,000	4,691
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	7,600	7,157
		11,848
Semiconductors – 0.0%
Intel Corp.,
4.88%, 2/10/26	795	793
Specialty Finance – 1.5%
Air Lease Corp.,
0.80%, 8/18/24	10,000	9,419
Capital One Financial Corp.,
(Variable, U.S. SOFR + 0.69%), 1.34%, 12/6/24 (3)	9,490	9,242
(Floating, U.S. SOFR + 0.69%), 5.80%, 12/6/24 (1)	3,700	3,640
Synchrony Financial,
4.88%, 6/13/25	10,000	9,502
		31,803
Technology Services – 0.2%
Global Payments, Inc.,
1.50%, 11/15/24	3,450	3,242
Total Corporate Bonds
(Cost $222,469)		214,577

NORTHERN FUNDS QUARTERLY REPORT     251    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS – 13.2%
Banking – 10.6%
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	$5,000	$4,973
5.15%, 8/18/25	5,000	4,911
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.74%, 9/15/26 (1)	14,600	14,438
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.61%), 5.73%, 9/15/26 (1)	14,770	14,545
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.50%, 2/4/25 (1) (2)	18,000	17,882
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.52%, 7/7/25 (1) (2)	5,000	4,974
Cooperatieve Rabobank U.A.,
1.38%, 1/10/25	5,000	4,701
Credit Suisse A.G.,
3.63%, 9/9/24	5,000	4,815
DBS Group Holdings Ltd.,
1.17%, 11/22/24 (2)	15,000	14,141
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.40%, 11/22/24 (1) (2)	5,000	4,981
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 6.32%, 11/16/27 (1)	7,500	6,906
Federation des Caisses Desjardins du Quebec,
4.40%, 8/23/25 (2)	5,000	4,832
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	5,000	4,963
(Variable, U.S. SOFR + 0.58%), 1.16%, 11/22/24 (3)	10,000	9,787
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.13%, 4/1/27 (1)	23,800	23,586
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.2% continued
Banking – 10.6%continued
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 5.74%, 10/14/25 (1) (2)	$15,740	$15,612
Mizuho Financial Group, Inc.,
(Floating, U.S. SOFR + 0.96%), 6.06%, 5/22/26 (1)	10,000	9,967
National Bank of Canada,
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	9,160	8,936
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 6.39%, 2/16/28 (1) (2)	9,300	9,048
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 5.88%, 9/29/26 (1) (2)	7,800	7,620
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.67%, 11/2/26 (1)	10,000	9,852
Sumitomo Mitsui Financial Group, Inc.,
5.46%, 1/13/26	10,000	9,967
(Floating, U.S. SOFR + 0.88%), 5.90%, 1/14/27 (1)	9,880	9,760
Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 5.46%, 9/10/24 (1)	5,000	4,985
5.10%, 1/9/26	5,000	4,980
		231,162
Institutional Financial Services – 0.5%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	9,911
Oil & Gas Producers – 0.3%
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	7,910	7,432
Specialty Finance – 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	10,000	9,397
Transportation & Logistics – 0.9%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	20,000	18,791

FIXED INCOME FUNDS    252    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 13.2% continued
Transportation Equipment – 0.5%
Daimler Truck Finance North America LLC,
1.63%, 12/13/24 (2)	$5,350	$5,036
(Floating, U.S. SOFR + 0.75%), 5.87%, 12/13/24 (1) (2)	5,000	4,993
		10,029
Total Foreign Issuer Bonds
(Cost $293,543)		286,722

MUNICIPAL BONDS – 64.0%
Alabama – 4.1%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Refunding GARVEE Bonds, Series B, Escrowed to Maturity,
5.00%, 9/1/25	7,425	7,736
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.81%, 6/1/27(1) (4)	20,000	19,851
Black Belt Energy Gas District Revenue Bonds, Gas Project No. 7-S,
4.00%, 12/1/23	2,100	2,101
4.00%, 12/1/24	3,000	3,000
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/23	1,600	1,599
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.36%, 12/1/26(1) (4)	29,000	28,197
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.66%, 4/1/24(1) (4)	26,000	25,975
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/23	425	425
		88,884
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Alaska – 0.6%
Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/23	$1,525	$1,529
Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	1,495	1,505
North Slope Borough G.O. Unlimited Bonds, Series C,
4.00%, 6/30/24	9,360	9,428
Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
5.00%, 6/1/24	580	587
		13,049
Arizona – 1.0%
Arizona State Health Facilities Authority Variable Revenue Bonds, Series B-RMK, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.26%, 11/4/26(1) (4)	9,130	8,949
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/23	600	600
Arizona State Sports & Tourism Authority Senior Lien Revenue Refunding Bonds, Multipurpose Stadium Facility Project (BAM Insured),
5.00%, 7/1/25	2,500	2,580
Arizona State Transportation Board Revenue GARVEE Bonds GANS, Series A,
5.00%, 7/1/25	1,055	1,094
Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 4.58%, 10/18/24(1) (4)	7,495	7,472
		20,695

NORTHERN FUNDS QUARTERLY REPORT     253    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
California – 5.0%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.31%, 4/1/27(1) (4)	$8,500	$8,293
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.46%, 4/1/26(1) (4)	8,750	8,653
California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 4.36%, 8/1/24(1) (4)	12,000	11,863
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Series A, Waste Management, Inc.,
4.13%, 10/1/25(4) (5)	4,000	4,023
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	506
California State Public Works Board Lease Revenue Bonds, Various Capital Projects, Series D,
4.00%, 11/1/23	3,000	3,009
4.00%, 11/1/24	3,020	3,063
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Green Bond,
5.00%, 5/15/25	420	430
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.00%, 5/15/25	1,890	1,937
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/23	1,250	1,250
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
California – 5.0%continued
Los Angeles Unified School District Sustainability G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/25	$4,000	$4,167
Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.15%, 5/21/24(1) (4)	7,000	6,993
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.15%, 5/21/24(1) (4)	3,880	3,876
Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 4.15%, 5/21/24(1) (4)	13,625	13,631
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(4) (5)	7,000	7,008
Orange County Transportation Authority Revenue BANS, I-405 Improvement Project, Escrowed to Maturity,
5.00%, 10/15/24	10,000	10,255
Sacramento City Unified School District G.O. Unlimited Bonds, Measure H, Election of 2020 (BAM Insured),
5.00%, 8/1/24	3,000	3,060
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/24	1,000	1,007
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/25	8,500	8,700
Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/23	1,105	1,105

FIXED INCOME FUNDS    254    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
California – 5.0%continued
University Of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/25	$4,000	$4,164
Vernon Electric System Revenue Bonds, Series A,
5.00%, 10/1/23	1,250	1,253
5.00%, 10/1/24	1,100	1,112
		109,358
Colorado – 1.9%
Colorado State COPS, Series A,
5.00%, 9/1/23	1,000	1,002
5.00%, 12/15/25	1,350	1,408
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 4.56%, 8/17/26(1) (4)	22,100	21,893
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/24	1,375	1,400
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/25	9,000	9,395
E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 3.74%, 9/1/24(1) (4)	5,880	5,856
		40,954
Connecticut – 3.9%
Connecticut State Forward Delivery G.O. Unlimited Bonds, Social Bonds,
5.00%, 7/15/23	4,500	4,502
5.00%, 7/15/24	1,525	1,555
Connecticut State G.O. Unlimited Bonds, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,370
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
5.00%, 9/15/23	6,500	6,523
5.00%, 9/15/24	4,000	4,092
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Connecticut – 3.9%continued
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(4) (5)	$5,000	$4,898
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series B, Yale New Haven,
1.80%, 7/1/24(4) (5)	4,000	3,924
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(4) (5)	14,790	14,295
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Bonds, Series A4, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.31%, 11/15/24(1) (4)	10,000	9,981
Connecticut State HFA Housing Mortgage Finance Program Variable Revenue Refunding Bonds, Series C, Social Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%), 4.63%, 11/15/24(1) (4)	10,675	10,672
Connecticut State HFA Mortgage Finance Program Revenue Refunding Bonds (AMT), Series E-5, Social Bond,
5.00%, 5/15/24	2,775	2,805
5.00%, 11/15/24	2,335	2,376
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/23	3,500	3,515
5.00%, 10/1/24	700	716
Connecticut State Special Tax Obligation Revenue Bonds, Series D,
5.00%, 11/1/23	3,485	3,505
5.00%, 11/1/24	2,475	2,536
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/24	6,315	6,380
		84,645

NORTHERN FUNDS QUARTERLY REPORT     255    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
District of Columbia – 1.0%
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,
0.30%, 1/1/40(5)	$5,000	$5,000
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 12/1/24	3,740	3,840
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	1,720	1,725
5.00%, 10/1/24	2,000	2,030
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/24	10,000	10,152
		22,747
Florida – 2.0%
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/25	3,000	3,099
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/25	3,000	3,113
Florida State Department of Transportation Financing Corp. Revenue Bonds,
5.00%, 7/1/25	4,945	5,137
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,542
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	2,250	2,255
Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,508
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/24	7,000	7,130
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Florida – 2.0%continued
Miami-Dade County HFA MFH Revenue Variable Revenue Bonds, Quail Roost Transit Village I (HUD Sector 8 Program),
5.00%, 9/1/25(4) (5)	$2,500	$2,551
Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Florida Project,
0.40%, 8/1/23(6)	2,500	2,492
Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Florida Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 4.39%, 7/1/24(1) (4)	10,000	9,801
Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/23	4,840	4,861
		44,489
Georgia – 0.4%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/25	775	812
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/25	1,575	1,651
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/24	1,000	1,014
Georgia State G.O. Unlimited Bonds, Series A, Tranche No.1,
5.00%, 7/1/23	1,600	1,600
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/1/24	600	603
5.00%, 6/1/25	700	708
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/23	750	750

FIXED INCOME FUNDS    256    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Georgia – 0.4%continued
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(4) (5)	$1,000	$1,000
		8,138
Illinois – 1.0%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,595
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 1/1/24	2,000	2,011
5.00%, 1/1/25	1,000	1,018
Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/15/23	1,000	1,007
Illinois State Finance Authority Green Revenue Bonds,
5.00%, 7/1/23	1,305	1,305
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.74%, 9/1/25(1) (4)	9,860	9,852
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/24	1,020	1,038
Metropolitan Water Reclamation District of Greater Chicago G.O. Limited Refunding Bonds, Series C,
5.00%, 12/1/24	2,210	2,260
		22,086
Indiana – 0.9%
Decatur Township Multi-School Building Corp. First Mortgage Multipurpose Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/25	1,545	1,598
Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health,
2.25%, 7/1/25(4) (5)	10,000	9,715
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Indiana – 0.9%continued
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/25	$1,025	$1,054
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 4.31%, 3/1/27(1) (4)	6,935	6,787
		19,154
Iowa – 0.4%
Ames G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/24	1,840	1,870
Des Moines Independent Community School District School Infrastructure Sales Revenue Refunding Bonds,
5.00%, 6/1/24	7,155	7,263
		9,133
Kansas – 0.5%
Maize G.O. Unlimited Bonds, Series A,
0.45%, 9/1/24	3,520	3,352
Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),
4.00%, 8/1/23	7,900	7,905
		11,257
Kentucky – 0.5%
Asset/Liability Commission General Revenue Refunding Bonds, Series A,
5.00%, 11/1/23	4,350	4,373
Campbell & Kenton Counties Sanitation District No. 1 Revenue Bonds, Series B,
5.00%, 8/1/23	1,650	1,652
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(4) (5)	5,410	5,410
		11,435
Louisiana – 1.1%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,006

NORTHERN FUNDS QUARTERLY REPORT     257    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Louisiana – 1.1%continued
Louisiana State GARVEE Bonds,
5.00%, 9/1/23	$4,600	$4,613
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 4.06%, 5/1/26(1) (4)	12,305	12,070
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/25	3,000	3,103
		24,792
Maine – 0.1%
Maine State Housing Authority Mortgage Purchase Revenue Bonds, Series A, Social Bonds,
0.40%, 11/15/23	1,035	1,023
Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	704
South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	909
		2,636
Maryland – 0.2%
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.25%, 9/1/23	445	443
0.35%, 3/1/24	500	489
0.40%, 9/1/24	1,100	1,060
Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/23	1,000	1,000
Washington Suburban Sanitary District Revenue Bonds (County Gtd.),
5.00%, 6/1/24	1,000	1,017
		4,009
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Michigan – 1.6%
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 4.76%, 4/15/27(1) (4)	$15,000	$14,691
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	655	655
Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc., Project,
0.58%, 8/1/24(4) (5)	3,000	2,893
Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	1,270	1,277
Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/24	3,375	3,366
Wayne County Airport Authority Revenue Refunding Bonds (AMT),
4.00%, 12/1/24(2)	11,730	11,760
		34,642
Minnesota – 2.9%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.45%, 12/1/23	8,160	8,028
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 4.39%, 12/1/27(1) (4)	40,000	39,135
Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	11,500	11,485
Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes,
2.63%, 12/1/23	4,000	3,968
		62,616

FIXED INCOME FUNDS    258    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Missouri – 0.0%
Saint Louis County Special Obligation Revenue Refunding Bonds, Series F,
5.00%, 12/1/23	$715	$720
Nevada – 0.6%
Clark County Airport Revenue Refunding Bonds (AMT), Jet Aviation Fuel Tax,
5.00%, 7/1/24	1,500	1,517
5.00%, 7/1/25	2,550	2,609
Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/24	2,000	2,022
Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/24	6,935	7,048
		13,196
New Jersey – 1.1%
Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
2.00%, 8/15/23	750	748
3.00%, 8/15/24	500	498
Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,241
Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/23	2,020	2,014
2.00%, 9/1/24	1,980	1,941
Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,334
Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,002
Jersey City Redevelopment Agency Revenue Bonds, Bayfront Redevelopment Project (Municipal Government Gtd.),
4.00%, 12/15/24	5,350	5,410
New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 3/1/24	5,000	5,063
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
New Jersey – 1.1%continued
River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 6/15/24	$1,130	$1,095
Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/23	970	969
1.00%, 7/15/24	595	574
		23,889
New Mexico – 0.0%
New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured),
0.25%, 7/1/23	555	555
New York – 6.4%
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,387
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.46%, 9/1/25(1) (4)	11,500	11,430
Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,
5.00%, 11/15/23	3,000	3,013
Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 3.72%, 4/1/24(1) (4)	4,490	4,459
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.82%, 11/1/26(1)	1,320	1,307
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 4.06%, 4/1/26(1) (4)	40,000	38,738

NORTHERN FUNDS QUARTERLY REPORT     259    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
New York – 6.4%continued
Monroe County G.O. Limited Bonds,
5.00%, 6/1/25	$3,360	$3,496
Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/23	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	8,047
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/23	4,500	4,527
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Bidding Group 1,
5.00%, 3/15/24	16,000	16,215
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,
0.55%, 10/1/23	760	754
0.65%, 4/1/24	710	694
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/23	1,000	1,005
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/23	1,000	1,006
Oneida County G.O. Limited BANS,
5.00%, 3/1/24	7,000	7,073
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 3.77%, 2/1/24(1) (4)	3,915	3,892
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
New York – 6.4%continued
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/24	$11,000	$11,288
5.00%, 11/15/25	3,500	3,657
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 4.44%, 4/1/26(1)	15,560	15,709
		139,697
North Carolina – 6.4%
Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,068
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 4.61%, 12/1/23(1) (4)	37,000	37,014
North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,
1.05%, 10/1/23	950	938
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS, Escrowed to Maturity,
5.00%, 2/1/24	30,340	30,642
University of North Carolina at Chapel Hill Revenue Bonds, Series B,
(Floating, U.S. SOFR + 0.65%), 4.06%, 6/1/25(1) (4)	30,000	30,023
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019A, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.06%, 6/1/25(1) (4)	11,500	11,509

FIXED INCOME FUNDS    260    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
North Carolina – 6.4%continued
University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series 2019B, Remarketing Supplement,
(Floating, U.S. SOFR + 0.65%), 4.06%, 6/1/25(1) (4)	$23,925	$23,944
		138,138
North Dakota – 0.6%
Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	12,990	12,504
University of North Dakota COPS, Series A (AGM Insured),
5.00%, 6/1/24	1,000	1,015
		13,519
Ohio – 0.9%
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Combined Hydroelectric Projects,
5.00%, 2/15/24	1,190	1,202
Cincinnati G.O. Unlimited Bonds, Series A,
5.00%, 12/1/24	4,000	4,109
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 7/1/24	3,500	3,565
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Carver Park Phase III (FHA Insured, HUD Sector 8 Program),
4.00%, 6/1/25(4) (5)	3,150	3,151
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(4) (5)	2,000	2,031
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,000	1,004
Ohio State HFA MFH Variable Revenue Bonds, Post Oak Station (HUD Sector 8 Program),
3.35%, 7/1/24(4) (5)	2,000	1,978
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Ohio – 0.9%continued
Ohio State Mental Health Capital Facilities Revenue Bonds, Mental Health Facilities Improvement,
5.00%, 2/1/25	$2,000	$2,059
		19,099
Oklahoma – 0.7%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	13,000	12,644
Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/24	1,815	1,829
		14,473
Oregon – 0.1%
Port of Portland Airport Revenue Bonds, Series 28 (AMT),
5.00%, 7/1/25	2,500	2,551
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/24	125	126
5.00%, 7/1/25	125	128
		2,805
Pennsylvania – 5.3%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.85%, 8/1/27(1) (4)	5,000	4,860
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 4.71%, 5/15/27(1) (4)	40,000	39,062
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.74%, 11/1/25(1) (4)	4,480	4,384

NORTHERN FUNDS QUARTERLY REPORT     261    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Pennsylvania – 5.3%continued
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(7)	$6,250	$6,525
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.41%, 3/1/26(1) (4)	7,000	6,909
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.90%, 3/1/27(1) (4)	11,000	10,710
Montgomery County IDA Health System Revenue Refunding Bonds, Albert Einstein Healthcare, Prerefunded,
5.25%, 1/15/25(7)	5,215	5,371
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 4.41%, 6/3/24(1) (4)	13,165	12,933
Pennsylvania State G.O. Unlimited Bonds,
5.00%, 10/1/24	6,010	6,150
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
0.18%, 10/1/23	750	744
5.00%, 4/1/24	750	758
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C,
4.00%, 12/1/23	6,000	6,016
Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,215
Philadelphia School District G.O. Limited Bonds, Series A (State Aid Withholding),
5.00%, 9/1/23	590	591
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Pennsylvania – 5.3%continued
5.00%, 9/1/24	$630	$640
Philadelphia School District G.O. Limited Bonds, Series B, Green Bonds (State Aid Withholding),
5.00%, 9/1/23	700	701
5.00%, 9/1/24	600	610
Philadelphia State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	750	751
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.66%, 12/1/23(1) (4)	6,800	6,800
		115,730
Puerto Rico – 0.2%
Puerto Rico HFA Multifamily Collateralized Variable Revenue Bonds, Mirador Las Casas Project (HUD Sector 8 Program),
5.00%, 3/1/26(4) (5)	4,250	4,424
Rhode Island – 0.7%
Rhode Island Health & Educational Building Corp. Higher Education Facility Variable Taxable Revenue Refunding Bonds, Bryant University,
1.50%, 7/1/24(4) (5)	15,840	15,211
Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(4) (5)	3,500	3,489
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/23	1,100	1,105
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
5.00%, 7/1/25	1,200	1,228
Morristown G.O. Unlimited Refunding Bonds, Series A,
2.00%, 3/1/24	2,350	2,321

FIXED INCOME FUNDS    262    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Tennessee – 0.4%continued
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/24	$350	$350
		8,493
Texas – 5.2%
Alvarado Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/25(4) (5)	2,000	1,999
Austin Community College District G.O. Limited Bonds, Maintenance Tax Notes,
5.00%, 8/1/23	2,000	2,003
Austin G.O. Limited Refunding & Improvement Bonds, Escrowed to Maturity,
5.00%, 9/1/23	5	5
Austin Independent School District G.O. Unlimited Bonds,
5.00%, 8/1/25	5,000	5,196
Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,785
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/25	1,000	1,045
Canadian River Municipal Water Authority Subordinate Lien Revenue Refunding Bonds, Conjunctive Use,
5.00%, 2/15/24	1,400	1,414
Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	901
Central Texas Regional Mobility Authority Taxable Senior Lien Revenue Refunding Bonds, Series E,
0.84%, 1/1/24	500	488
Dallas & Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/24	1,000	1,023
Dallas Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/24	5,105	5,162
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 5.2%continued
Dallas Equipment Acquisition Contract G.O. Limited Bonds,
5.00%, 2/15/24	$5,375	$5,435
Dallas Hotel Occupancy Tax Revenue Refunding Bonds,
5.00%, 8/15/23	1,500	1,502
5.00%, 8/15/24	1,500	1,524
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,196
Denton County Housing Finance Corp. Variable Revenue Bonds, Pathway on Woodrow Apartments,
5.00%, 2/1/25(4) (5)	3,500	3,567
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
2.38%, 8/1/24(4) (5)	8,500	8,364
Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,011
Frisco G.O. Limited Refunding Bonds,
2.00%, 2/15/24	6,320	6,259
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine,
5.00%, 11/15/24	3,200	3,271
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	391
Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/23	3,060	3,073
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment,
5.00%, 9/1/24	2,315	2,353
Houston Housing Finance Corp. MFH Variable Revenue Bonds, Sunset Gardens Apartments (FHA Insured, HUD Sector 8 Program),
4.00%, 10/1/24(4) (5)	2,500	2,509

NORTHERN FUNDS QUARTERLY REPORT     263    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 5.2%continued
Las Varas Public Facility Corp. Texas MFH Variable Revenue Bonds, Palo Alto Apartments,
3.10%, 11/1/24(4) (5)	$8,000	$7,845
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds (AMT),
5.00%, 11/1/23	1,650	1,655
Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/24	875	887
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 4.88%, 12/1/25(1) (4)	10,000	10,001
San Antonio Housing Trust Public Facility Corp. MFH Variable Revenue Bonds, Country Club Village,
4.00%, 8/1/25(4) (5)	1,500	1,506
San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	11,490	11,505
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
2.00%, 8/1/23(5) (7)	5,180	5,175
Sinton Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/25	1,000	1,039
Texas State A & M Permanent University Fund Revenue Refunding Bonds, Series A, Board of Regents,
5.00%, 7/1/24	2,000	2,038
Texas State G.O. Unlimited Bonds (AMT),
6.00%, 8/1/24	1,420	1,457
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/23	2,000	2,008
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/23	750	749
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Texas – 5.2%continued
Texas State Water Development Board Revenue Bonds, Master Trust,
4.00%, 10/15/23	$2,000	$2,004
		112,345
Utah – 0.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	1,000	1,011
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/24	2,000	2,038
		3,049
Virginia – 1.1%
Alexandria G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/15/24	6,525	6,707
Harrisonburg G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/23	3,360	3,362
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/23	5,315	5,355
5.00%, 12/1/24	4,400	4,520
Peninsula Ports Authority Coal Terminal Variable Revenue Refunding Bonds, Dominion Terminal Associates Project,
3.80%, 10/1/24(4) (5)	3,000	2,990
Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	1,000	1,006
		23,940
Washington – 3.4%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 4.21%, 11/1/26(1) (4)	24,000	23,450

FIXED INCOME FUNDS    264    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Washington – 3.4%continued
Central Puget Sound Regional Transit Authority Sales Tax & Motor Vehicle Revenue Refunding Bonds, Series S-1, Green Bond,
5.00%, 11/1/23	$4,300	$4,326
5.00%, 11/1/24	8,000	8,208
Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 4.46%, 11/1/23(1) (4)	7,500	7,501
Port of Seattle First Lien Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 9/1/23	2,000	2,004
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 4.26%, 11/1/26(1) (4)	7,520	7,394
Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,
5.00%, 9/1/23	3,000	3,006
Washington State G.O. Unlimited Refunding Bonds, Series R 2022-C, Bid Group 1,
5.00%, 7/1/25	7,000	7,268
Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,
5.00%, 8/1/23	10,000	10,013
		73,170
Wisconsin – 1.7%
Madison G.O. Unlimited Promissory Notes, Series A,
2.00%, 10/1/23	8,130	8,096
Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/23	7,100	7,114
Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 6/1/24	2,580	2,537
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 64.0%continued
Wisconsin – 1.7%continued
Wisconsin G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/23	$1,100	$1,106
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 4.66%, 7/31/24(1) (4)	5,000	5,001
Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.35%, 9/1/23	1,295	1,288
0.45%, 3/1/24	525	513
Wisconsin State Variable G.O. Unlimited Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.42%), 4.43%, 5/1/25(1)	10,500	10,474
		36,129
Total Municipal Bonds
(Cost $1,411,918)		1,393,301

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(8) (9)	44,117,227	$44,117
Total Investment Companies
(Cost $44,117)		44,117

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 10.5%
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J Paul Getty Trust,
0.39%, 1/1/24(4) (5)	$1,000	$986
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(4) (5)	20,000	19,653

NORTHERN FUNDS QUARTERLY REPORT     265    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Cameron County Housing Finance Corp. MFH Variable Revenue Bonds, Sunfield Country Apartments,
0.28%, 8/1/23(4) (5)	$6,000	$5,980
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(4) (5)	3,000	3,012
Chattanooga Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Battery Heights Apartments Project,
0.20%, 8/1/23(4) (5)	2,000	1,993
Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
0.50%, 8/15/23(4) (5)	5,000	4,978
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(4) (5)	8,500	8,317
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.25%, 8/1/23(4) (5)	6,940	6,920
El Paso Independent School District Adjustable G.O. Unlimited Bonds, Maintenance Tax Notes,
2.00%, 8/1/23(4) (5)	3,600	3,591
Hayward Area Recreation & Park District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/23	10,000	10,013
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Fulcrum Centerpoint LLC,
4.50%, 11/15/23(4) (5)	20,000	19,961
Indiana State Housing & Community Development Authority Collateralized Variable Revenue Bonds, RD Moving Forward Biggs Project,
2.00%, 4/1/24(4) (5)	1,000	987
Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,
0.30%, 2/1/24(4) (5)	4,000	3,904
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Las Varas Public Facility Corp. MFH Variable Revenue Bonds, Horizon Pointe Apartments,
0.40%, 5/1/24(4) (5)	$20,000	$19,125
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(4) (5)	4,850	4,855
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(4) (5)	2,500	2,501
Maine State Housing Authority Mortgage Purchase Variable Revenue Bonds, Series B, Social Bonds,
3.13%, 5/1/24(4) (5)	10,000	9,957
Maricopa County Individual Development Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project,
3.38%, 6/3/24(4) (5)	1,000	994
Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,
0.90%, 9/1/23(4) (5)	4,250	4,222
Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Tillman Cove Apartment (HUD Sector 8 Program),
0.55%, 6/1/24(4) (5)	10,000	9,636
Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
5.00%, 7/20/23	2,000	2,001
Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA, FNMA, FHLMC Insured),
4.56%, 7/10/23(4) (10)	4,445	4,445
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(4) (5)	1,000	996
Nassau County Local Economic Assistance Corp. MFH Variable Revenue Bonds, Park Lake Hempstead,
0.30%, 11/1/23(4) (5)	10,000	9,894

FIXED INCOME FUNDS    266    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Baldwin Apartments Project,
0.25%, 9/1/23(4) (5)	$8,630	$8,570
Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Yaquina-Southfair Apartment Project (HUD Sector 8 Program),
0.47%, 12/1/23(4) (5)	5,000	4,902
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(4) (5)	8,200	8,201
Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 4.61%, 12/1/23(1)	10,000	9,999
Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(4) (5)	1,950	1,951
Sherman Independent School District Variable G.O. Unlimited Bonds, School Building, Unrefunded Balance (PSF, Gtd.),
2.00%, 8/1/23(4) (5)	6,265	6,258
Sinton Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
2.75%, 8/15/23(4) (5)	10,000	9,989
Texas State Department of Multi-family Housing & Community Affairs Variable Revenue Bonds, Corona Del Valle (HUD Sector 8 Program),
0.37%, 8/1/23(4) (5)	3,000	2,990
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 10.5%continued
Washington State Economic Development Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Mura Cascade,
3.90%, 12/8/23(4) (5)	$16,000	$15,964
Total Short-Term Investments
(Cost $230,293)		227,745

Total Investments – 99.6%
(Cost $2,202,340)		2,166,462
Other Assets less Liabilities – 0.4%		8,644
NET ASSETS – 100.0%		$2,175,106

(1)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(4)	Maturity date represents the puttable date.
(5)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(6)	Security has converted to a fixed rate as of August 2, 2021, and will be going forward.
(7)	Maturity date represents the prerefunded date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2023 is disclosed.
(10)	Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

NORTHERN FUNDS QUARTERLY REPORT     267    FIXED INCOME FUNDS

Schedule of Investments
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	June 30, 2023 (UNAUDITED)
COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDB - Industrial Development Board

MFH - Multi-Family Housing

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

S.A. - Société Anonyme (French: Public Limited Company)

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Corporate Bonds	9.9%
Foreign Issuer Bonds	13.2%
Municipal Bonds	64.0%
Investment Companies	2.0%
Short-Term Investments	10.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$214,577	$—	$214,577
Foreign Issuer Bonds(1)	—	286,722	—	286,722
Municipal Bonds(1)	—	1,393,301	—	1,393,301
Investment Companies	44,117	—	—	44,117
Short-Term Investments	—	227,745	—	227,745
Total Investments	$44,117	$2,122,345	$—	$2,166,462

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$91,209	$235,131	$282,223	$682	$44,117	$44,117,227
FIXED INCOME FUNDS    268    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-EXEMPT FUND	June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.5%
Alabama – 0.7%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series A, Social Bonds,
5.00%, 11/1/35	$1,540	$1,745
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(1) (2)	2,500	2,481
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,063
		5,289
Arizona – 1.7%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,096
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	892
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	1,000	1,076
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	4,905
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,670	1,284
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,018
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	1,000	780
		13,051
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	$2,610	$2,210
2.25%, 2/1/41	1,000	722
		2,932
California – 8.0%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3)	1,500	756
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	5,000	4,967
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,384	3,166
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	901
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	724
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,043
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	742

NORTHERN FUNDS QUARTERLY REPORT     269    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
California – 8.0%continued
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	$5,000	$5,280
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,557
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	3,385	3,372
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,057
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,201
Los Angeles Department Of Water & Power System Revenue Bonds,
5.00%, 7/1/46	1,000	1,100
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,101
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	5,352
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(4)	2,000	923
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
3.00%, 6/1/49	2,750	2,015
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/49	4,135	4,356
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	4,936
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
California – 8.0%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	$1,500	$1,540
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	5,269
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 0.00%, 8/1/41(3)	3,200	3,500
		60,933
Colorado – 7.5%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,012
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(5)	225	242
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,509
Colorado State COPS,
6.00%, 12/15/39	5,000	6,004
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,153
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,617
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	992
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	3,594

FIXED INCOME FUNDS    270    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Colorado – 7.5%continued
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	$2,000	$2,174
5.00%, 11/15/47	1,500	1,581
4.13%, 11/15/53	1,000	951
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,065
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(4)	2,750	1,489
0.00%, 8/1/39(4)	2,805	1,351
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,555
Denver City & County Dedicated TRB, Series A,
4.00%, 8/1/51	5,000	4,822
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	5,424
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,176
		57,711
Connecticut – 0.8%
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,100
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,205
		6,305
District of Columbia – 2.6%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	5,300
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,011
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
District Of Columbia – 2.6%continued
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	$2,500	$2,550
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,086
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,151
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	1,890
5.00%, 7/1/43	3,000	3,124
		20,112
Florida – 7.4%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,561
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,055
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
9/1/25(6)	1,000	1,025
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,936
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,000
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,013

NORTHERN FUNDS QUARTERLY REPORT     271    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Florida – 7.4%continued
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	$2,500	$2,518
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,787
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	462
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,018
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,041
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	7,783
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,520
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,207
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,427
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,372
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,015
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,042
5.00%, 10/1/36	1,750	1,829
		56,611
Georgia – 2.7%
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	10,000	9,967
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Georgia – 2.7%continued
5.00%, 5/15/43	$500	$501
5.00%, 5/15/49	1,000	1,024
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,551
5.50%, 7/1/60	2,500	2,531
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	2,500	2,622
Walton Industrial Building Authority Revenue Bonds, Walton County Jail Facility Project,
4.00%, 2/1/52	2,500	2,439
		20,635
Hawaii – 0.8%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,112
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,134
		6,246
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,500	2,720
Illinois – 4.0%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,503
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,100	3,166
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B (AGM Insured),
5.00%, 1/1/36	500	562
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,181

FIXED INCOME FUNDS    272    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Illinois – 4.0%continued
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	$1,740	$1,744
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,284
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,948
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	467
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,518
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	4,779
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.25%, 1/1/43	3,000	3,340
Joliet Waterworks & Sewage Senior Lien Revenue BANS,
5.00%, 1/1/24	2,000	2,009
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	4,952
		30,453
Indiana – 0.7%
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	764
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	1,500	1,346
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Indiana – 0.7%continued
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	$1,125	$1,001
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,134
		5,245
Iowa – 0.3%
Pefa, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	2,500	2,549
Kansas – 0.1%
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	890	851
Kentucky – 3.7%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	1,500	1,371
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	4,110
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,007
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2)	10,000	9,887
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	8,045
		28,420

NORTHERN FUNDS QUARTERLY REPORT     273    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Louisiana – 2.8%
Lake Charles Harbor & Terminal District Variable Revenue Bonds (AMT), Big Lake Fuels,
1.00%, 12/1/24(1) (2)	$5,000	$4,735
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	5,895
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,027
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 5/1/25(5)	2,500	2,563
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,043
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,147
		21,410
Maryland – 0.4%
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,692
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,124
		2,816
Massachusetts – 4.1%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	3,478
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(4)	2,500	2,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Massachusetts – 4.1%continued
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	$1,900	$2,246
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	955
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,790
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,079
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,586
5.00%, 11/15/39	2,500	2,626
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,283
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	5,000	5,263
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,720
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,549
		31,591
Michigan – 1.6%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,064
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,050
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,760

FIXED INCOME FUNDS    274    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Michigan – 1.6%continued
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	$1,000	$1,067
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,723
		12,664
Minnesota – 0.7%
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	296
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	5,000	4,996
		5,292
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	627
Missouri – 1.6%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds, (State Aid Direct Deposit Program),
5.00%, 3/1/38	1,000	1,126
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,030
5.00%, 5/1/45	3,395	3,495
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(5)	1,605	1,658
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,580
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Missouri – 1.6%continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	$1,280	$1,323
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	701
		11,913
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	55	52
Nebraska – 1.2%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,051
5.00%, 11/15/37	1,000	1,047
Nebraska State Public Power District Revenue Refunding Bonds, Series A,
7/1/28(6)	1,250	1,359
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,498
Omaha Public Power District Electric System Revenue Refunding Bonds, Series C,
5.00%, 2/1/43	1,000	1,014
		8,969
Nevada – 0.9%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,026
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,016
		7,042

NORTHERN FUNDS QUARTERLY REPORT     275    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
New Jersey – 0.7%
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	$500	$547
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	4,736
		5,283
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	883
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	1,000	931
		1,814
New York – 16.9%
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,488
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,220
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1,
5.00%, 6/15/52	2,500	2,706
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	5,348
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/39	1,800	1,906
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
New York – 16.9%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	$2,000	$2,057
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,502
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	3,794
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,194
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	267
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/43	8,310	8,682
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,700
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	4,008
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	5,327
New York G.O. Unlimited Bonds, Series A-1,
4.00%, 8/1/50	5,000	4,864
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,508

FIXED INCOME FUNDS    276    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
New York – 16.9%continued
New York G.O. Unlimited Refunding Bonds, Subseries F-1,
5.00%, 8/1/25	$500	$519
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(5)	5	6
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program, Unrefunded Balance (AGC State Aid Withholding),
5.25%, 10/1/23	165	165
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	593
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	4,858
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 2,
5.00%, 3/15/36	600	654
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/38	5,000	5,463
5.25%, 3/15/39	2,500	2,724
5.00%, 3/15/49	3,000	3,235
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/47	7,000	6,839
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,078
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
New York – 16.9%continued
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	$5,000	$5,001
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	968
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	7,055	5,080
New York State Mortgage Agency Homeowner Revenue Bonds, Series 242, Social Bonds (SonyMA Insured),
3.25%, 10/1/47	5,000	4,042
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,288
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A, Bidding Group 5,
4.00%, 3/15/51	5,000	4,828
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	50
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	607
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,002
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/47	4,500	4,853

NORTHERN FUNDS QUARTERLY REPORT     277    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
New York – 16.9%continued
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	$3,000	$3,012
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,064
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
2.00%, 10/1/32	2,000	1,637
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
5.00%, 10/15/24(5)	500	513
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,599
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,702
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,524
		129,475
North Carolina – 0.3%
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,056
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	915	729
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	516
		2,301
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
North Dakota – 0.1%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	$1,500	$1,123
Ohio – 0.4%
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	199
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,017
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,535
		2,751
Oregon – 2.2%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(4)	7,500	3,867
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(4)	1,000	548
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,113
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,118
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,597
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	730

FIXED INCOME FUNDS    278    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Oregon – 2.2%continued
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(4)	$5,000	$1,497
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,136
		16,606
Pennsylvania – 2.9%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	4,915
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	846
5.00%, 5/1/35	865	890
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,149
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,624
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,099
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,570
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,158
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Pennsylvania – 2.9%continued
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	$1,700	$1,812
		22,063
Rhode Island – 0.7%
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	5,142
South Carolina – 1.2%
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,256
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,605	5,767
University of South Carolina Athletic Facilities Revenue Refunding Bonds, Series A,
5.00%, 5/1/52	1,000	1,073
		9,096
Tennessee – 1.1%
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	4,933
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	49
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	75	75
Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,
5.00%, 5/1/28(1) (2)	3,270	3,383
		8,440
Texas – 4.9%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	524

NORTHERN FUNDS QUARTERLY REPORT     279    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Texas – 4.9%continued
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/51	$1,200	$1,038
Collin County G.O. Limited Bonds,
2/15/25(6)	2,060	2,118
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,361
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2)	2,500	2,351
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bonds,
9/15/31(6)	1,475	1,720
Klein Independent School District G.O. Unlimited Refunding Bonds, Series B,
8/1/25(6)	2,725	2,827
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,502
Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services Corp.,
5.00%, 5/15/51	3,435	3,638
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,647
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,485
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,692
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,630
San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/51	2,510	2,066
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Texas – 4.9%continued
San Antonio Electric & Gas Revenue Bonds, Series A,
2/1/37(6)	$670	$769
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Series A, Christus Health,
4.00%, 7/1/53	2,000	1,839
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,004
		37,211
Utah – 0.4%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,070
Virginia – 1.7%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	2,000	1,931
Fairfax County Sewer Revenue Bonds, Series A,
5.00%, 7/15/46	2,415	2,678
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,573
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College and Equipment,
5.00%, 2/1/38	825	945
Virginia State Port Authority Commonwealth Fund Revenue Bonds, Series A,
5.25%, 7/1/48	2,500	2,844
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	3,000	2,172
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	775
		12,918

FIXED INCOME FUNDS    280    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Washington – 3.3%
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/25	$1,320	$1,356
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	578
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,486
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,122
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,198
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,005
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	970	895
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,016
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,344
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,616
		25,616
Wisconsin – 2.4%
PFA Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	2,000	1,340
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,705
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/25	5,000	5,174
5.00%, 5/1/40	3,000	3,099
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.5%continued
Wisconsin – 2.4%continued
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 5/1/38	$1,000	$1,152
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,072
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,482
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,242
		18,266
Total Municipal Bonds
(Cost $787,462)		723,614

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 4.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(7) (8)	32,570,773	$32,571
Total Investment Companies
(Cost $32,571)		32,571

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.6%
Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(1) (2)	$2,500	$2,510

NORTHERN FUNDS QUARTERLY REPORT     281    FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%continued
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2)	$2,000	$2,000
Total Short-Term Investments
(Cost $4,497)		4,510

Total Investments – 99.4%
(Cost $824,530)		760,695
Other Assets less Liabilities – 0.6%		4,725
NET ASSETS – 100.0%		$765,420

(1)	Maturity date represents the puttable date.
(2)	Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of June 30, 2023 is disclosed.
(3)	Step coupon bond. Rate as of June 30, 2023 is disclosed.
(4)	Zero coupon bond.
(5)	Maturity date represents the prerefunded date.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Municipal Bonds	94.5%
Investment Companies	4.3%
Short-Term Investments	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    282    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$723,614	$—	$723,614
Investment Companies	32,571	—	—	32,571
Short-Term Investments	—	4,510	—	4,510
Total Investments	$32,571	$728,124	$—	$760,695

(1)	Classifications as defined in the Schedule of Investments.
Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,292	$100,780	$78,501	$167	$32,571	$32,570,773
NORTHERN FUNDS QUARTERLY REPORT     283    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 10.0%
Auto Loan – 0.2%
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A
5.57%, 6/15/26	$2,800	$2,796
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 9/15/25(1)	1,114	1,108
		3,904
Automobile – 2.4%
CarMax Auto Owner Trust, Series 2019-4, Class B
2.32%, 7/15/25	1,700	1,673
Ford Credit Auto Lease Trust, Series 2022-A, Class A3
3.23%, 5/15/25	1,400	1,381
Ford Credit Auto Owner Trust, Series 2020-A, Class A4
1.35%, 7/15/25	800	787
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 8/15/25	5,239	5,226
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A
5.14%, 3/15/26	1,750	1,742
GM Financial Automobile Leasing Trust, Series 2021-3, Class A3
0.39%, 10/21/24	1,128	1,112
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.42%, 6/20/25	2,072	2,035
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4
1.90%, 3/17/25	844	839
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3
0.51%, 4/16/26	3,191	3,085
GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3
0.48%, 6/16/26	6,680	6,416
Hyundai Auto Receivables Trust, Series 2021-C, Class A2A
0.36%, 10/15/24	41	41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.0%continued
Automobile – 2.4%continued
Hyundai Auto Receivables Trust, Series 2022-A, Class A2A
1.81%, 2/18/25(1)	$1,659	$1,647
Hyundai Auto Receivables Trust, Series 2022-C, Class A2A
5.35%, 11/17/25	5,149	5,134
Mercedes-Benz Auto Lease Trust, Series 2021-A, Class A4
0.32%, 10/15/26	1,822	1,819
Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A4
0.51%, 3/15/27	1,805	1,743
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A2
5.26%, 10/15/25	4,348	4,338
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2
5.09%, 1/15/26	1,100	1,096
Nissan Auto Lease Trust, Series 2021-A, Class A3
0.52%, 8/15/24	1,890	1,876
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2
5.36%, 5/15/26	5,984	5,970
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A2A
5.27%, 1/15/26	2,478	2,471
World Omni Auto Receivables Trust, Series 2021-B, Class A3
0.42%, 6/15/26	2,641	2,541
World Omni Auto Receivables Trust, Series 2021-D, Class A3
0.81%, 10/15/26	600	575
		53,547
Credit Card – 6.1%
American Express Credit Account Master Trust, Series 2022-1, Class A
2.21%, 3/15/27	13,900	13,168
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 5/15/27	16,050	15,489
BA Credit Card Trust, Series 2021-A1, Class A
0.44%, 9/15/26	4,500	4,322

FIXED INCOME FUNDS    284    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.0%continued
Credit Card – 6.1%continued
Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	$34,140	$32,369
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	8,000	7,862
Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	13,554
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,195
Golden Credit Card Trust, Series 2022-2A, Class A
(Floating, U.S. SOFR + 0.25%), 5.32%, 1/15/26(1) (2)	22,600	22,562
Trillium Credit Card Trust II, Series 2021-2A, Class A
(Floating, U.S. 30 Day Average SOFR + 0.22%), 5.29%, 10/26/26(1) (2)	25,000	24,980
		138,501
Other – 1.3%
Dell Equipment Finance Trust, Series 2021-2, Class A3
0.53%, 12/22/26(1)	5,037	4,930
Hpefs Equipment Trust, Series 2022-3A, Class A2
5.26%, 8/20/29(1)	3,209	3,200
MMAF Equipment Finance LLC, Series 2022-B, Class A2
5.57%, 9/9/25(1)	2,000	1,989
Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	19,702
		29,821
Total Asset-Backed Securities
(Cost $231,179)		225,773

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 41.6%
Aerospace & Defense – 0.3%
Boeing (The) Co.,
1.95%, 2/1/24	$7,958	$7,776
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Apparel & Textile Products – 0.2%
VF Corp.,
2.40%, 4/23/25	$3,609	$3,382
Asset Management – 1.3%
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 6.16%, 3/3/27 (2)	20,000	19,461
FS KKR Capital Corp.,
1.65%, 10/12/24	9,830	9,141
		28,602
Automotive – 2.9%
American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.28%), 5.48%, 1/12/24 (2)	6,000	5,999
Aptiv PLC/Aptiv Corp.,
2.40%, 2/18/25	4,830	4,584
General Motors Financial Co., Inc.,
1.70%, 8/18/23	3,160	3,143
(Floating, U.S. SOFR + 0.76%), 5.87%, 3/8/24 (2)	7,400	7,383
1.20%, 10/15/24	1,000	941
(Floating, U.S. SOFR + 0.62%), 5.65%, 10/15/24 (2)	250	248
3.50%, 11/7/24	4,000	3,867
Hyundai Capital America,
1.25%, 9/18/23 (1)	18,180	18,007
0.80%, 1/8/24 (1)	7,400	7,206
0.88%, 6/14/24 (1)	9,900	9,441
Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	4,200	3,912
		64,731
Banking – 7.6%
Bank of America Corp.,
(Floating, U.S. SOFR + 0.73%), 5.80%, 10/24/24 (2)	8,652	8,650
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.67%), 5.76%, 5/1/25 (2)	3,418	3,406
(Floating, U.S. SOFR + 0.69%), 5.75%, 1/25/26 (2)	12,100	12,049
(Floating, U.S. SOFR + 1.28%), 6.39%, 2/24/28 (2)	21,000	21,122

NORTHERN FUNDS QUARTERLY REPORT     285    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Banking – 7.6%continued
Fifth Third Bank N.A.,
(Variable, U.S. SOFR Compounded Index + 1.23%), 5.85%, 10/27/25 (3)	$15,900	$15,488
JPMorgan Chase & Co.,
(Floating, ICE LIBOR USD 3M + 0.89%), 6.16%, 7/23/24 (2)	20,925	20,932
(Floating, ICE LIBOR USD 3M + 0.85%), 6.06%, 1/10/25 (2)	1,305	1,305
(Variable, U.S. SOFR + 0.49%), 0.77%, 8/9/25 (3)	9,000	8,477
(Floating, U.S. SOFR + 0.77%), 5.88%, 9/22/27 (2)	15,100	14,982
(Floating, U.S. SOFR + 1.18%), 6.29%, 2/24/28 (2)	13,000	13,065
KeyBank N.A.,
(Variable, U.S. SOFR Compounded Index + 0.32%), 5.41%, 6/14/24 (2)	3,700	3,596
4.15%, 8/8/25	3,800	3,512
KeyCorp,
(Variable, U.S. SOFR Compounded Index + 1.25%), 3.88%, 5/23/25 (3)	7,700	7,120
Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 5.51%, 6/9/25 (2)	25,000	24,197
Wells Fargo & Co.,
(Floating, U.S. SOFR + 1.32%), 6.38%, 4/25/26 (2)	14,700	14,801
		172,702
Beverages – 0.3%
Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	6,700	6,466
Biotechnology & Pharmaceuticals – 0.4%
Amgen, Inc.,
5.25%, 3/2/25	5,050	5,023
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	3,985	3,959
		8,982
Chemicals – 0.3%
Ecolab, Inc.,
0.90%, 12/15/23	1,500	1,475
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Chemicals – 0.3%continued
Sherwin-Williams (The) Co.,
4.05%, 8/8/24	$2,700	$2,656
Westlake Corp.,
0.88%, 8/15/24	2,375	2,243
		6,374
Construction Materials – 0.4%
Martin Marietta Materials, Inc.,
0.65%, 7/15/23	8,790	8,772
Containers & Packaging – 0.1%
Graphic Packaging International LLC,
0.82%, 4/15/24(1)	2,022	1,940
Diversified Industrials – 0.6%
Parker-Hannifin Corp.,
3.65%, 6/15/24	13,940	13,659
Electric Utilities – 4.6%
American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 5.78%, 11/1/23 (2)	15,000	14,989
Black Hills Corp.,
1.04%, 8/23/24	3,180	3,004
Consolidated Edison, Inc.,
0.65%, 12/1/23	8,100	7,936
Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 6.08%, 9/15/23 (2)	11,640	11,640
DTE Energy Co.,
4.22%, 11/1/24	3,300	3,226
Entergy Louisiana LLC,
0.62%, 11/17/23	6,876	6,745
Eversource Energy,
(Floating, U.S. SOFR Compounded Index + 0.25%), 5.35%, 8/15/23 (2)	9,400	9,397
Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 5.42%, 6/28/24 (2)	8,000	7,943
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.40%), 5.49%, 11/3/23 (2)	17,160	17,157
Public Service Enterprise Group, Inc.,
0.84%, 11/8/23	350	344
Southern (The) Co.,
0.60%, 2/26/24	1,580	1,527

FIXED INCOME FUNDS    286    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Electric Utilities – 4.6%continued
Vistra Operations Co. LLC,
5.13%, 5/13/25 (1)	$15,600	$15,209
WEC Energy Group, Inc.,
0.80%, 3/15/24	4,420	4,266
		103,383
Entertainment Content – 0.4%
Take-Two Interactive Software, Inc.,
3.30%, 3/28/24	508	498
3.55%, 4/14/25	1,400	1,350
Warnermedia Holdings, Inc.,
3.43%, 3/15/24	6,200	6,087
		7,935
Food – 0.1%
Cargill, Inc.,
1.38%, 7/23/23 (1)	500	499
0.40%, 2/2/24 (1)	175	170
General Mills, Inc.,
5.24%, 11/18/25	1,940	1,940
		2,609
Health Care Facilities & Services – 0.1%
Cigna Group (The),
(Floating, ICE LIBOR USD 3M + 0.89%), 6.15%, 7/15/23 (2)	1,109	1,109
HCA, Inc.,
5.00%, 3/15/24	2,100	2,086
		3,195
Home Construction – 0.1%
Lennar Corp.,
4.88%, 12/15/23	2,850	2,838
Household Products – 0.4%
Colgate-Palmolive Co.,
4.80%, 3/2/26	9,675	9,710
Institutional Financial Services – 2.9%
Blackstone Private Credit Fund,
2.70%, 1/15/25	7,920	7,387
Goldman Sachs Group (The), Inc.,
3.50%, 4/1/25	1,500	1,441
(Floating, U.S. SOFR + 0.81%), 5.92%, 3/9/27 (2)	25,000	24,490
Morgan Stanley,
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25 (3)	3,385	3,164
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Institutional Financial Services – 2.9%continued
(Floating, U.S. SOFR + 0.95%), 6.06%, 2/18/26 (2)	$20,000	$20,035
Nasdaq, Inc.,
5.65%, 6/28/25	7,000	7,020
National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	3,000	2,937
		66,474
Insurance – 8.2%
Athene Global Funding,
1.20%, 10/13/23 (1)	16,900	16,631
(Floating, ICE LIBOR USD 3M + 0.73%), 5.94%, 1/8/24 (1) (2)	35,000	34,857
Brighthouse Financial Global Funding,
(Floating, U.S. SOFR + 0.76%), 5.78%, 4/12/24 (1) (2)	1,300	1,289
1.75%, 1/13/25 (1)	700	653
Corebridge Financial, Inc.,
3.50%, 4/4/25	12,900	12,290
Corebridge Global Funding,
0.45%, 12/8/23 (1)	13,230	12,924
GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 5.61%, 9/13/24 (1) (2)	20,000	19,599
Jackson Financial, Inc.,
1.13%, 11/22/23	11,450	11,241
Jackson National Life Global Funding,
1.75%, 1/12/25 (1)	15,220	14,125
Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.32%), 5.44%, 1/7/24 (1) (2)	14,700	14,686
Northwestern Mutual Global Funding,
(Floating, U.S. SOFR + 0.33%), 5.45%, 3/25/24 (1) (2)	11,030	11,026
Protective Life Global Funding,
0.63%, 10/13/23 (1)	15,800	15,559
0.78%, 7/5/24 (1)	13,300	12,654
Security Benefit Global Funding,
1.25%, 5/17/24	9,300	8,816
		186,350
Leisure Facilities & Services – 0.2%
Starbucks Corp.,
4.75%, 2/15/26	3,730	3,696

NORTHERN FUNDS QUARTERLY REPORT     287    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Machinery – 1.2%
Caterpillar Financial Services Corp.,
4.35%, 5/15/26	$10,600	$10,435
CNH Industrial Capital LLC,
1.95%, 7/2/23	5,850	5,850
3.95%, 5/23/25	6,090	5,893
Stanley Black & Decker, Inc.,
6.27%, 3/6/26	5,870	5,923
		28,101
Medical Equipment & Devices – 2.2%
Baxter International, Inc.,
0.87%, 12/1/23	14,200	13,904
(Floating, U.S. SOFR Compounded Index + 0.44%), 5.55%, 11/29/24 (2)	11,570	11,472
Boston Scientific Corp.,
3.45%, 3/1/24	3,000	2,949
GE HealthCare Technologies, Inc.,
5.55%, 11/15/24	11,000	10,946
Stryker Corp.,
0.60%, 12/1/23	4,660	4,564
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	6,600	6,215
		50,050
Oil & Gas Producers – 0.1%
Continental Resources, Inc.,
3.80%, 6/1/24	1,000	980
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,226
		3,206
Oil & Gas Services & Equipment – 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
1.23%, 12/15/23	4,790	4,696
Retail - Consumer Staples – 1.3%
7-Eleven, Inc.,
0.80%, 2/10/24 (1)	14,000	13,569
Dollar General Corp.,
4.25%, 9/20/24	3,360	3,295
Walgreens Boots Alliance, Inc.,
0.95%, 11/17/23	9,920	9,770
Walmart, Inc.,
4.00%, 4/15/26	1,785	1,753
		28,387
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Retail - Discretionary – 0.0%
AutoNation, Inc.,
4.50%, 10/1/25	$1,000	$961
Semiconductors – 0.0%
Intel Corp.,
4.88%, 2/10/26	795	793
Software – 0.2%
Oracle Corp.,
5.80%, 11/10/25	4,030	4,075
Specialty Finance – 3.0%
Air Lease Corp.,
3.88%, 7/3/23	800	800
4.25%, 2/1/24	7,500	7,421
0.80%, 8/18/24	5,100	4,804
Ally Financial, Inc.,
3.88%, 5/21/24	2,646	2,584
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 5.74%, 11/4/26 (2)	27,996	27,834
Aviation Capital Group LLC,
5.50%, 12/15/24 (1)	10,000	9,788
Synchrony Financial,
4.25%, 8/15/24	6,063	5,846
4.88%, 6/13/25	9,047	8,596
		67,673
Steel – 0.2%
Nucor Corp.,
3.95%, 5/23/25	5,340	5,178
Technology Hardware – 0.2%
Hewlett Packard Enterprise Co.,
4.45%, 10/2/23	5,601	5,585
Technology Services – 0.7%
Fidelity National Information Services, Inc.,
0.60%, 3/1/24	2,300	2,219
4.50%, 7/15/25	5,990	5,856
Global Payments, Inc.,
1.50%, 11/15/24	7,630	7,170
		15,245
Telecommunications – 0.7%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 1.18%), 6.72%, 6/12/24 (2)	3,619	3,651

FIXED INCOME FUNDS    288    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 41.6% continued
Telecommunications – 0.7%continued
Verizon Communications, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.79%), 5.91%, 3/20/26 (2)	$12,000	$12,014
		15,665
Transportation & Logistics – 0.2%
Ryder System, Inc.,
3.65%, 3/18/24	4,000	3,933
Total Corporate Bonds
(Cost $962,062)		943,124

FOREIGN ISSUER BONDS – 40.5%
Asset Management – 0.4%
UBS A.G.,
0.45%, 2/9/24 (1)	455	440
(Floating, U.S. SOFR + 0.36%), 5.46%, 2/9/24 (1) (2)	9,000	8,981
		9,421
Automotive – 2.4%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.53%), 5.88%, 4/1/24 (1) (2)	7,633	7,635
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.48%, 8/12/24 (1) (2)	20,200	20,152
Kia Corp.,
2.38%, 2/14/25 (1)	7,080	6,710
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (1)	10,000	9,929
Volkswagen Group of America Finance LLC,
(Floating, U.S. SOFR + 0.95%), 6.06%, 6/7/24 (1) (2)	10,860	10,886
		55,312
Banking – 31.9%
Australia & New Zealand Banking Group Ltd.,
5.38%, 7/3/25	6,330	6,324
5.09%, 12/8/25	5,140	5,116
Banco Santander S.A.,
3.89%, 5/24/24	400	392
(Floating, U.S. SOFR + 1.24%), 6.35%, 5/24/24 (2)	21,400	21,484
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 40.5% continued
Banking – 31.9%continued
5.15%, 8/18/25	$6,200	$6,089
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 5.74%, 9/15/26 (2)	25,800	25,514
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 5.88%, 1/27/27 (1) (2)	21,000	20,894
Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.38%), 5.46%, 7/31/24 (2)	20,000	19,935
(Floating, U.S. SOFR Compounded Index + 0.55%), 5.66%, 3/2/26 (2)	30,000	29,655
Banque Federative du Credit Mutuel S.A.,
(Floating, ICE LIBOR USD 3M + 0.96%), 6.21%, 7/20/23 (1) (2)	1,050	1,050
(Floating, U.S. SOFR Compounded Index + 0.41%), 5.50%, 2/4/25 (1) (2)	35,000	34,771
BNP Paribas S.A.,
4.25%, 10/15/24	13,084	12,731
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.40%), 5.52%, 7/7/25 (1) (2)	7,800	7,760
(Floating, U.S. SOFR + 0.52%), 5.64%, 6/15/26 (1) (2)	29,500	29,341
Cooperatieve Rabobank U.A.,
(Floating, U.S. SOFR Compounded Index + 0.38%), 5.39%, 1/10/25 (2)	9,700	9,670
Credit Agricole S.A.,
3.25%, 10/4/24 (1)	5,000	4,816
Danske Bank A/S,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.47%, 1/9/26 (1) (3)	4,135	4,125
DBS Group Holdings Ltd.,
(Floating, U.S. SOFR Compounded Index + 0.30%), 5.40%, 11/22/24 (1) (2)	15,000	14,943
Deutsche Bank A.G.,
0.96%, 11/8/23	7,300	7,153
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (3)	7,513	7,418

NORTHERN FUNDS QUARTERLY REPORT     289    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 40.5% continued
Banking – 31.9%continued
(Floating, U.S. SOFR + 1.22%), 6.32%, 11/16/27 (2)	$7,500	$6,906
Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 5.54%, 5/21/24 (1) (2)	22,400	22,355
(Variable, U.S. SOFR Compounded Index + 1.09%), 5.28%, 1/23/26 (1) (3)	14,030	13,742
HSBC Holdings PLC,
(Variable, U.S. SOFR + 0.53%), 0.73%, 8/17/24 (3)	8,020	7,961
(Floating, ICE LIBOR USD 3M + 1.38%), 6.92%, 9/12/26 (2)	22,816	22,972
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 6.13%, 4/1/27 (2)	27,000	26,757
Lloyds Banking Group PLC,
4.05%, 8/16/23	2,939	2,933
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 8/11/26 (3)	7,700	7,481
Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.71%), 5.74%, 10/14/25 (1) (2)	25,960	25,749
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 4.79%, 7/18/25 (3)	10,000	9,856
(Floating, U.S. SOFR + 0.94%), 6.04%, 2/20/26 (2)	3,000	3,004
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 6.12%, 9/8/24 (2)	20,100	20,109
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.86%), 5.97%, 6/9/25 (1) (2)	13,950	13,985
National Bank of Canada,
0.75%, 8/6/24	12,500	11,792
(Variable, U.S. SOFR + 1.01%), 3.75%, 6/9/25 (3)	7,070	6,897
Nationwide Building Society,
0.55%, 1/22/24 (1)	5,000	4,853
(Floating, U.S. SOFR + 1.29%), 6.39%, 2/16/28 (1) (2)	10,700	10,410
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 40.5% continued
Banking – 31.9%continued
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 5.63%, 8/12/24 (1) (2)	$10,700	$10,635
(Floating, U.S. SOFR + 0.76%), 5.88%, 9/29/26 (1) (2)	32,900	32,138
Nordea Bank Abp,
3.75%, 8/30/23 (1)	5,000	4,986
(Floating, ICE LIBOR USD 3M + 0.94%), 6.40%, 8/30/23 (1) (2)	200	200
(Floating, U.S. SOFR + 0.96%), 6.07%, 6/6/25 (1) (2)	12,200	12,225
Royal Bank of Canada,
4.95%, 4/25/25	3,000	2,961
(Floating, U.S. SOFR Compounded Index + 0.57%), 5.64%, 4/27/26 (2)	20,900	20,696
(Floating, U.S. SOFR Compounded Index + 0.59%), 5.67%, 11/2/26 (2)	15,000	14,778
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.32%), 5.82%, 9/1/23 (1) (2)	9,520	9,518
(Floating, U.S. SOFR + 0.96%), 6.07%, 6/9/25 (1) (2)	20,000	20,041
Societe Generale S.A.,
2.63%, 10/16/24 (1)	14,505	13,727
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	2,500	2,431
(Floating, U.S. SOFR + 0.88%), 5.90%, 1/14/27 (2)	5,840	5,769
Svenska Handelsbanken AB,
(Floating, U.S. SOFR Compounded Index + 0.91%), 6.02%, 6/10/25 (1) (2)	27,484	27,490
Swedbank AB,
0.60%, 9/25/23 (1)	7,500	7,410
Toronto-Dominion Bank (The),
0.55%, 3/4/24	1,000	967
(Floating, U.S. SOFR + 0.36%), 5.47%, 3/4/24 (2)	5,000	4,995
3.77%, 6/6/25	7,700	7,465
(Floating, U.S. SOFR + 0.59%), 5.70%, 9/10/26 (2)	20,000	19,733
Westpac Banking Corp.,
1.02%, 11/18/24	280	263

FIXED INCOME FUNDS    290    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 40.5% continued
Banking – 31.9%continued
(Floating, U.S. SOFR + 1.00%), 6.11%, 8/26/25 (2)	$13,230	$13,324
(Floating, U.S. SOFR + 0.52%), 5.63%, 6/3/26 (2)	4,200	4,171
		722,866
Biotechnology & Pharmaceuticals – 0.0%
GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,015	1,003
Electric Utilities – 0.2%
Enel Finance International N.V.,
4.25%, 6/15/25(1)	4,400	4,270
Industrial Support Services – 0.7%
Element Fleet Management Corp.,
1.60%, 4/6/24 (1)	5,800	5,593
6.27%, 6/26/26 (1)	9,720	9,686
		15,279
Institutional Financial Services – 1.5%
LSEGA Financing PLC,
0.65%, 4/6/24 (1)	14,900	14,287
Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (1)	5,000	4,954
0.85%, 3/25/24 (1)	7,200	6,945
(Floating, U.S. SOFR + 0.44%), 5.55%, 9/16/24 (1) (2)	7,855	7,820
		34,006
Metals & Mining – 0.3%
Glencore Funding LLC,
4.13%, 3/12/24(1)	7,000	6,915
Oil & Gas Producers – 1.2%
Enbridge, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.63%), 5.73%, 2/16/24 (2)	14,180	14,169
Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	8,196	8,034
TransCanada PipeLines Ltd.,
1.00%, 10/12/24	5,160	4,848
		27,051
Specialty Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
(Floating, U.S. SOFR + 0.68%), 5.80%, 9/29/23 (2)	2,100	2,097
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 40.5% continued
Specialty Finance – 1.2%continued
3.15%, 2/15/24	$5,000	$4,905
1.65%, 10/29/24	9,100	8,552
Avolon Holdings Funding Ltd.,
5.25%, 5/15/24 (1)	4,957	4,870
SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	5,927	5,922
		26,346
Telecommunications – 0.5%
Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	6,800	6,569
Rogers Communications, Inc.,
4.10%, 10/1/23	4,900	4,876
		11,445
Transportation & Logistics – 0.2%
Canadian Pacific Railway Co.,
1.35%, 12/2/24	4,060	3,815
Total Foreign Issuer Bonds
(Cost $930,767)		917,729

U.S. GOVERNMENT AGENCIES – 1.0% (4)
Fannie Mae – 0.4%
Fannie Mae REMICS, Series 2021-47, Class A,
3.00%, 11/25/32	5,363	5,211
Pool #FM3019,
3.50%, 2/1/35	2,247	2,141
Pool #MA3932,
3.50%, 2/1/35	2,010	1,912
		9,264
Federal Farm Credit Bank – 0.4%
0.25%, 2/26/24	9,150	8,849
Freddie Mac – 0.1%
Pool #ZS8641,
2.50%, 2/1/32	3,321	3,077
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	1,584	1,512
Total U.S. Government Agencies
(Cost $23,957)		22,702

NORTHERN FUNDS QUARTERLY REPORT     291    FIXED INCOME FUNDS

Schedule of Investments
ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 3.0%
U.S. Treasury Notes – 3.0%
0.25%, 9/30/23	$5,000	$4,939
2.13%, 11/30/23	10,000	9,869
2.25%, 12/31/23	10,000	9,851
2.50%, 4/30/24	25,000	24,403
3.00%, 6/30/24	5,000	4,882
3.00%, 7/31/24	10,000	9,747
0.75%, 11/15/24	5,000	4,703
		68,394
Total U.S. Government Obligations
(Cost $69,905)		68,394

MUNICIPAL BONDS – 0.6%
New York – 0.6%
New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
0.59%, 8/1/23	4,000	3,986
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA, Escrowed to Maturity,
1.09%, 7/1/23	10,000	10,000
		13,986
Total Municipal Bonds
(Cost $14,000)		13,986

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(5) (6)	37,355,989	$37,356
Total Investment Companies
(Cost $37,356)		37,356

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.5%
U.S. Treasury Bill,
4.40%, 10/5/23(7)	$35,000	$34,527
Total Short-Term Investments
(Cost $34,588)		34,527

Total Investments – 99.9%
(Cost $2,303,814)		2,263,591
Other Assets less Liabilities – 0.1%		3,259
NET ASSETS – 100.0%		$2,266,850

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(2)	Variable or floating rate security. Rate as of June 30, 2023 is disclosed.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2023.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of June 30, 2023 is disclosed.
(7)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

FIXED INCOME FUNDS    292    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
S.A. - Société Anonyme (French: Public Limited Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
Asset-Backed Securities	10.0%
Corporate Bonds	41.6%
Foreign Issuer Bonds	40.5%
U.S. Government Agencies	1.0%
U.S. Government Obligations	3.0%
Municipal Bonds	0.6%
Investment Companies	1.7%
Short-Term Investments	1.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$225,773	$—	$225,773
Corporate Bonds(1)	—	943,124	—	943,124
Foreign Issuer Bonds(1)	—	917,729	—	917,729
U.S. Government Agencies(1)	—	22,702	—	22,702
U.S. Government Obligations	—	68,394	—	68,394
Municipal Bonds	—	13,986	—	13,986
Investment Companies	37,356	—	—	37,356
Short-Term Investments	—	34,527	—	34,527
Total Investments	$37,356	$2,226,235	$—	$2,263,591

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$69,179	$249,528	$281,351	$957	$37,356	$37,355,989
NORTHERN FUNDS QUARTERLY REPORT     293    FIXED INCOME FUNDS

Schedule of Investments
U.S. GOVERNMENT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 1.9% (1)
Fannie Mae – 0.7%
Pool #555649,
7.50%, 10/1/32	$13	$13
Pool #BH9277,
3.50%, 2/1/48	123	114
Pool #FS3063,
4.50%, 10/1/52	188	181
		308
Freddie Mac – 1.1%
Pool #RA8880,
4/1/53(2)	98	97
Pool #SD1360,
7/1/52(2)	110	110
Pool #SD1710,
5.00%, 10/1/52	195	191
Pool #SD2665,
4/1/53(2)	98	100
Pool #ZS7735,
2.00%, 1/1/32	1	1
		499
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	78	70
Government National Mortgage Association I – 0.0%
Pool #676682,
4.50%, 6/15/25	13	13
Pool #782618,
4.50%, 4/15/24	2	2
Pool #783245,
5.00%, 9/15/24	1	1
Pool #783489,
5.00%, 6/15/25	1	1
		17
Total U.S. Government Agencies
(Cost $921)		894

U.S. GOVERNMENT OBLIGATIONS – 97.5%
U.S. Treasury Inflation Indexed Notes – 2.1%
0.50%, 4/15/24	116	136
0.13%, 7/15/24	111	138
0.13%, 10/15/24	120	137
0.25%, 1/15/25	111	136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.5%continued
U.S. Treasury Inflation Indexed Notes – 2.1%continued
0.38%, 7/15/25	$111	$136
0.13%, 4/15/26	126	137
0.13%, 4/15/27	137	136
0.13%, 7/15/30	2	2
		958
U.S. Treasury Notes – 95.4%
0.25%, 5/15/24	374	358
1.75%, 6/30/24	225	217
1.75%, 7/31/24	638	614
1.88%, 8/31/24	637	612
2.13%, 9/30/24	633	609
2.25%, 10/31/24	632	607
2.25%, 11/15/24	675	648
4.50%, 11/30/24	5,333	5,276
2.50%, 1/31/25	623	598
2.75%, 2/28/25	618	595
2.88%, 4/30/25	618	595
0.25%, 5/31/25	145	133
2.88%, 5/31/25	587	565
0.25%, 7/31/25	677	616
0.25%, 9/30/25	133	121
0.38%, 11/30/25	128	116
0.38%, 12/31/25	159	143
2.63%, 12/31/25	119	113
4.00%, 2/15/26	6,285	6,189
0.75%, 3/31/26	320	289
2.25%, 3/31/26	371	349
0.88%, 6/30/26	302	272
1.88%, 6/30/26	295	274
0.63%, 7/31/26	299	266
1.50%, 8/15/26	3,000	2,742
0.75%, 8/31/26	293	261
1.13%, 10/31/26	211	190
1.50%, 1/31/27	265	240
0.63%, 3/31/27	92	80
0.50%, 5/31/27	257	222
0.38%, 9/30/27	311	265
2.25%, 11/15/27	226	208
0.63%, 11/30/27	236	202
3.88%, 11/30/27	5,838	5,755
0.75%, 1/31/28	229	197
3.63%, 4/30/28	700	680
1.25%, 5/31/28	215	188

FIXED INCOME FUNDS    294    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.5%continued
U.S. Treasury Notes – 95.4%continued
3.63%, 5/31/28	$2,000	$1,956
2.88%, 8/15/28	595	561
1.13%, 8/31/28	208	179
3.13%, 11/15/28	588	560
2.88%, 4/30/29	2,129	1,996
4.00%, 2/28/30	1,500	1,499
3.50%, 2/15/33	6,380	6,215
		44,371
Total U.S. Government Obligations
(Cost $47,024)		45,329

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(3) (4)	294,429	$294
Total Investment Companies
(Cost $294)		294

Total Investments – 100.0%
(Cost $48,239)		46,517
Liabilities less Other Assets – (0.0%)		(17)
NET ASSETS – 100.0%		$46,500

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	When-Issued Security. Coupon rate is not in effect at June 30, 2023.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of June 30, 2023 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Agencies	1.9%
U.S. Government Obligations	97.5%
Investment Companies	0.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$894	$—	$894
U.S. Government Obligations(1)	—	45,329	—	45,329
Investment Companies	294	—	—	294
Total Investments	$294	$46,223	$—	$46,517

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,039	$3,057	$4,802	$8	$294	$294,429
NORTHERN FUNDS QUARTERLY REPORT     295    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Bonds – 20.8%
6.00%, 2/15/26	$10	$10
6.50%, 11/15/26	35	37
6.38%, 8/15/27	65	70
6.13%, 11/15/27	75	81
5.50%, 8/15/28	50	53
5.25%, 11/15/28	100	105
6.13%, 8/15/29	50	56
6.25%, 5/15/30	75	85
5.38%, 2/15/31	100	110
4.50%, 2/15/36	60	65
4.75%, 2/15/37	25	28
5.00%, 5/15/37	50	57
4.38%, 2/15/38	50	53
4.50%, 5/15/38	95	102
3.50%, 2/15/39	50	48
4.25%, 5/15/39	100	105
4.50%, 8/15/39	100	108
4.38%, 11/15/39	100	106
4.63%, 2/15/40	100	109
1.13%, 5/15/40	300	194
4.38%, 5/15/40	115	122
1.13%, 8/15/40	450	289
3.88%, 8/15/40	100	99
1.38%, 11/15/40	525	351
4.25%, 11/15/40	100	104
1.88%, 2/15/41	550	399
4.75%, 2/15/41	145	160
2.25%, 5/15/41	535	412
4.38%, 5/15/41	140	147
1.75%, 8/15/41	550	386
3.75%, 8/15/41	100	97
2.00%, 11/15/41	400	293
3.13%, 11/15/41	145	128
2.38%, 2/15/42	400	311
3.13%, 2/15/42	100	88
3.00%, 5/15/42	155	133
3.25%, 5/15/42	225	201
2.75%, 8/15/42	130	107
3.38%, 8/15/42	150	136
2.75%, 11/15/42	165	136
4.00%, 11/15/42	300	298
3.13%, 2/15/43	205	179
3.88%, 2/15/43	350	341
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%continued
U.S. Treasury Bonds – 20.8%continued
2.88%, 5/15/43	$225	$188
3.88%, 5/15/43	100	98
3.63%, 8/15/43	100	94
3.75%, 11/15/43	230	220
3.63%, 2/15/44	150	141
3.38%, 5/15/44	150	135
3.13%, 8/15/44	225	195
3.00%, 11/15/44	255	216
2.50%, 2/15/45	150	116
3.00%, 5/15/45	125	106
2.88%, 8/15/45	175	144
3.00%, 11/15/45	80	67
2.50%, 2/15/46	150	115
2.50%, 5/15/46	250	192
2.25%, 8/15/46	275	201
2.88%, 11/15/46	100	82
3.00%, 2/15/47	200	168
3.00%, 5/15/47	150	126
2.75%, 8/15/47	300	241
2.75%, 11/15/47	200	161
3.00%, 2/15/48	290	245
3.13%, 5/15/48	325	280
3.00%, 8/15/48	300	253
3.38%, 11/15/48	300	271
3.00%, 2/15/49	350	296
2.88%, 5/15/49	400	331
2.25%, 8/15/49	350	254
2.38%, 11/15/49	325	243
2.00%, 2/15/50	415	285
1.25%, 5/15/50	450	253
1.38%, 8/15/50	550	320
1.63%, 11/15/50	500	311
1.88%, 2/15/51	675	447
2.38%, 5/15/51	650	483
2.00%, 8/15/51	525	358
1.88%, 11/15/51	450	297
2.25%, 2/15/52	500	361
2.88%, 5/15/52	425	352
3.00%, 8/15/52	380	323
4.00%, 11/15/52	400	411
3.63%, 2/15/53	525	504
3.63%, 5/15/53	300	288
		16,671

FIXED INCOME FUNDS    296    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%continued
U.S. Treasury Notes – 78.5%
0.38%, 7/15/24	$300	$285
1.75%, 7/31/24	250	240
2.13%, 7/31/24	250	241
3.00%, 7/31/24	250	244
0.38%, 8/15/24	100	95
2.38%, 8/15/24	525	508
1.25%, 8/31/24	200	191
1.88%, 8/31/24	250	240
3.25%, 8/31/24	350	342
0.38%, 9/15/24	250	236
1.50%, 9/30/24	200	191
2.13%, 9/30/24	300	288
4.25%, 9/30/24	350	345
0.63%, 10/15/24	500	471
1.50%, 10/31/24	300	285
2.25%, 10/31/24	150	144
0.75%, 11/15/24	500	470
2.25%, 11/15/24	550	528
1.50%, 11/30/24	300	285
2.13%, 11/30/24	200	192
4.50%, 11/30/24	500	495
1.00%, 12/15/24	250	235
1.75%, 12/31/24	200	190
2.25%, 12/31/24	250	239
4.25%, 12/31/24	250	247
1.13%, 1/15/25	450	423
1.38%, 1/31/25	200	189
2.50%, 1/31/25	200	192
4.13%, 1/31/25	250	246
1.50%, 2/15/25	500	472
2.00%, 2/15/25	325	309
1.13%, 2/28/25	250	234
2.75%, 2/28/25	215	207
4.63%, 2/28/25	500	496
1.75%, 3/15/25	400	378
0.50%, 3/31/25	400	370
2.63%, 3/31/25	150	144
3.88%, 3/31/25	500	490
2.63%, 4/15/25	350	336
0.38%, 4/30/25	300	276
2.88%, 4/30/25	200	193
4.13%, 4/30/25	200	196
2.13%, 5/15/25	400	380
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%continued
U.S. Treasury Notes – 78.5%continued
2.75%, 5/15/25	$375	$360
0.25%, 5/31/25	300	275
2.88%, 5/31/25	175	168
4.25%, 5/31/25	300	296
2.88%, 6/15/25	350	337
0.25%, 6/30/25	400	365
2.75%, 6/30/25	150	144
4.75%, 6/30/25	400	398
0.25%, 7/31/25	350	318
2.88%, 7/31/25	225	216
2.00%, 8/15/25	450	425
3.13%, 8/15/25	350	338
0.25%, 8/31/25	250	227
2.75%, 8/31/25	150	144
3.50%, 9/15/25	300	292
0.25%, 9/30/25	500	453
3.00%, 9/30/25	200	192
4.25%, 10/15/25	250	247
0.25%, 10/31/25	350	316
3.00%, 10/31/25	200	192
2.25%, 11/15/25	445	420
4.50%, 11/15/25	300	298
0.38%, 11/30/25	355	320
2.88%, 11/30/25	150	144
0.38%, 12/31/25	400	361
2.63%, 12/31/25	300	286
3.88%, 1/15/26	300	294
0.38%, 1/31/26	350	314
2.63%, 1/31/26	150	143
1.63%, 2/15/26	550	510
4.00%, 2/15/26	500	492
0.50%, 2/28/26	500	449
2.50%, 2/28/26	100	95
4.63%, 3/15/26	500	501
0.75%, 3/31/26	500	452
2.25%, 3/31/26	250	235
3.75%, 4/15/26	300	294
0.75%, 4/30/26	250	225
2.38%, 4/30/26	225	212
1.63%, 5/15/26	450	415
3.63%, 5/15/26	300	293
0.75%, 5/31/26	300	269
2.13%, 5/31/26	175	164

NORTHERN FUNDS QUARTERLY REPORT     297    FIXED INCOME FUNDS

Schedule of Investments
U.S. TREASURY INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%continued
U.S. Treasury Notes – 78.5%continued
4.13%, 6/15/26	$300	$297
0.88%, 6/30/26	500	451
1.88%, 6/30/26	225	209
0.63%, 7/31/26	450	401
1.88%, 7/31/26	200	185
1.50%, 8/15/26	520	475
0.75%, 8/31/26	150	134
1.38%, 8/31/26	200	182
0.88%, 9/30/26	450	403
1.63%, 9/30/26	150	137
1.13%, 10/31/26	500	450
1.63%, 10/31/26	200	183
2.00%, 11/15/26	415	384
1.25%, 11/30/26	475	428
1.63%, 11/30/26	250	228
1.25%, 12/31/26	350	315
1.75%, 12/31/26	200	183
1.50%, 1/31/27	575	521
2.25%, 2/15/27	410	381
1.13%, 2/28/27	200	178
1.88%, 2/28/27	300	275
0.63%, 3/31/27	180	157
2.50%, 3/31/27	350	328
0.50%, 4/30/27	275	238
2.75%, 4/30/27	350	331
2.38%, 5/15/27	250	233
0.50%, 5/31/27	250	216
2.63%, 5/31/27	450	423
0.50%, 6/30/27	200	172
3.25%, 6/30/27	400	385
0.38%, 7/31/27	250	214
2.75%, 7/31/27	375	354
2.25%, 8/15/27	350	324
0.50%, 8/31/27	250	214
3.13%, 8/31/27	350	335
0.38%, 9/30/27	400	340
4.13%, 9/30/27	350	348
0.50%, 10/31/27	400	341
4.13%, 10/31/27	250	249
2.25%, 11/15/27	300	276
0.63%, 11/30/27	400	343
3.88%, 11/30/27	350	345
0.63%, 12/31/27	450	385
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%continued
U.S. Treasury Notes – 78.5%continued
3.88%, 12/31/27	$250	$247
0.75%, 1/31/28	500	429
3.50%, 1/31/28	250	243
2.75%, 2/15/28	400	376
1.13%, 2/29/28	550	479
4.00%, 2/29/28	500	496
1.25%, 3/31/28	400	350
3.63%, 3/31/28	500	488
1.25%, 4/30/28	500	437
3.63%, 4/30/28	350	340
2.88%, 5/15/28	525	495
1.25%, 5/31/28	450	393
3.63%, 5/31/28	325	318
1.25%, 6/30/28	550	479
4.00%, 6/30/28	300	298
1.00%, 7/31/28	450	386
2.88%, 8/15/28	590	556
1.13%, 8/31/28	200	172
1.25%, 9/30/28	450	390
1.38%, 10/31/28	500	435
3.13%, 11/15/28	475	453
1.50%, 11/30/28	350	306
1.38%, 12/31/28	450	390
1.75%, 1/31/29	300	265
2.63%, 2/15/29	500	463
1.88%, 2/28/29	300	267
2.38%, 3/31/29	400	365
2.88%, 4/30/29	250	234
2.38%, 5/15/29	400	365
2.75%, 5/31/29	300	279
3.25%, 6/30/29	325	311
2.63%, 7/31/29	300	277
1.63%, 8/15/29	450	392
3.13%, 8/31/29	300	285
3.88%, 9/30/29	275	272
4.00%, 10/31/29	200	199
1.75%, 11/15/29	225	197
3.88%, 11/30/29	300	297
3.88%, 12/31/29	250	248
3.50%, 1/31/30	250	243
1.50%, 2/15/30	425	364
4.00%, 2/28/30	300	300
3.63%, 3/31/30	500	489

FIXED INCOME FUNDS    298    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2023 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.3%continued
U.S. Treasury Notes – 78.5%continued
3.50%, 4/30/30	$250	$243
0.63%, 5/15/30	600	481
3.75%, 5/31/30	250	247
3.88%, 6/30/30	200	197
0.63%, 8/15/30	735	586
0.88%, 11/15/30	875	708
1.13%, 2/15/31	750	617
1.63%, 5/15/31	840	714
1.25%, 8/15/31	900	739
1.38%, 11/15/31	800	660
1.88%, 2/15/32	850	728
2.88%, 5/15/32	800	742
2.75%, 8/15/32	700	642
4.13%, 11/15/32	750	766
3.50%, 2/15/33	850	828
3.38%, 5/15/33	475	458
		63,022
Total U.S. Government Obligations
(Cost $89,100)		79,693

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 4.91%(1) (2)	680,310	$680
Total Investment Companies
(Cost $680)		680

Total Investments – 100.2%
(Cost $89,780)		80,373
Liabilities less Other Assets – (0.2%)		(141)
NET ASSETS – 100.0%		$80,232

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of June 30, 2023 is disclosed.
Percentages shown are based on Net Assets.
At June 30, 2023, the security types for the Fund were:
Security Type(1)	% of Net Assets
U.S. Government Obligations	99.3%
Investment Companies	0.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2023:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations(1)	$—	$79,693	$—	$79,693
Investment Companies	680	—	—	680
Total Investments	$680	$79,693	$—	$80,373

(1)	Classifications as defined in the Schedule of Investments.

Transactions in  affiliated investments for the three months ended June 30, 2023, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,789	$3,407	$4,516	$6	$680	$680,310
NORTHERN FUNDS QUARTERLY REPORT     299    FIXED INCOME FUNDS